UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
*
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                              File No.  333-82611

Pre-Effective Amendment No.                                                                 ☐

Post-Effective Amendment No. 11                           ☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                            File No.  811-8722

Post-Effective Amendment No. 136                                                             ☑

(Check appropriate box or boxes.)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A
(Exact Name of Registrant)

NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
(Name of Depositor)

300 Continental Drive, Newark, Delaware 19713
(Address of Depositor's Principal Executive Offices)(Zip Code)

Depositor's Telephone Number, including Area Code	(302) 452-4000

Thomas E. Barnes, SVP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	August 1, 2008

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on August 1, 2008 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Flexible Premium Adjustable Survivorship Variable Life Insurance Policy

Nationwide Life and Annuity Company of America: • Nationwide Provident VLI Separate Account A

Prospectus supplement dated August 1, 2008 to
Prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Effective August 1, 2008 the principal underwriter and general distributor will change from 1717 Capital Management Company to Nationwide Securities, LLC.

Any and all references to 1717 Capital Management Company ("1717") are replaced with Nationwide Securities, LLC (“NSLLC”). NSLLC is located at One Nationwide Plaza, Columbus, Ohio 43215.

In addition, the following changes are made effective:

1. The Sale of a Policies provision is replaced as follows:

The Policies are distributed by Nationwide Securities, LLC (“NSLLC”), located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned indirect subsidiary of Nationwide Life Insurance Company of America, a parent company of Nationwide Life and Annuity Company of America.

The Policies will be sold on a continuous basis by licensed insurance agents in those states where the Policies may lawfully be sold.  Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority ("FINRA").

Gross first year commissions paid by NLACA on the sale of these Policies provided by NSLLC are approximately 91% of the target premium plus 2% of any excess premium payments.  We pay gross renewal commissions in years 2 through 10 on the sale of the Policies provided by NSLLC that will not exceed 2% of actual premium payment, and will be 0% in policy years 11 and thereafter. Expense allowances and bonuses may also be paid, and firms may receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value.

1717 received $16,493,648, $16,865,493, and $20,965,977 during 2007, 2006 and 2005, respectively, as principal underwriter of the Policies and of other variable life insurance policies and variable annuity contracts offered by NLACA and its affiliates.  1717 did not retain any compensation as principal underwriter during the past 3 fiscal years.

SURVIVOR OPTIONS PREMIER Flexible Premium Adjustable Survivorship Variable Life Insurance Policy
Issued by
Nationwide Provident VLI Separate Account A
and
Nationwide Life and Annuity Company of America		PROSPECTUS
May 1, 2008
Service Center 300 Continental Drive Newark, Delaware 19713	Main Administrative Office 1000 Chesterbrook Blvd. Berwyn, Pennsylvania 19312
Telephone (800) 688-5177

This prospectus describes a flexible premium adjustable survivorship variable life insurance policy ("Policy") issued by Nationwide Life and Annuity Company of America (the "Company" or "NLACA").  The Policy, which is called a "survivorship" policy because it is issued on the lives of two Insureds, is a long-term investment designed to provide significant life insurance benefits for the Insureds.  This prospectus provides information that a prospective Owner should know before investing in the Policy.  You should consider the Policy in conjunction with other insurance you own.  It may not be advantageous to replace existing insurance with the Policy, or to finance the purchase of the Policy through a loan or through withdrawals from another policy.

You can allocate your Policy's values to:

•	Nationwide Provident VLI Separate Account A (the "Separate Account"), which invests in the Portfolios listed on the next page; or
•	the Guaranteed Account, which credits a specified rate of interest.

A prospectus for each of the Portfolios available through the Separate Account must accompany this prospectus.  Please read these documents before investing and save them for future reference.

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this policy.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Please note that the Policies and the Portfolios:
•	are not guaranteed to achieve their goals;
•	are not federally insured;
•	are not endorsed by any bank or government agency; and
•	are subject to risks, including loss of the amount invested.

The Securities and Exchange Commission ("SEC") has not approved or disapproved the Policy or determined that this prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

You should read your Policy along with this prospectus.

The Portfolios available for investment are offered through the following Funds:

•	AIM Variable Insurance Funds

•	Alger American Fund

•	AllianceBernstein Variable Products Series Fund, Inc.

•	American Century Variable Portfolios, Inc.

•	American Century Variable Portfolios II, Inc.

•	Dreyfus Investment Portfolios

•	Dreyfus Stock Index Fund, Inc.

•	Dreyfus Variable Investment Fund

•	Federated Insurance Series

•	Fidelity Variable Insurance Products Fund

•	Franklin Templeton Variable Insurance Products Trust

•	Janus Aspen Series

•	Lehman Brothers Advisers Management Trust

•	MFS® Variable Insurance Trust

•	Nationwide Variable Insurance Trust

•	Neuberger Berman Advisers Management Trust

•	Oppenheimer Variable Account Funds

•	Putnam Variable Trust

•	T. Rowe Price Equity Series, Inc.

•	Van Eck Worldwide Insurance Trust

•	Van Kampen – The Universal Institutional Funds, Inc.

•	Wells Fargo Advantage Variable Trust

The following Portfolios are available under the Policy:

AIM Variable Insurance Funds
•	AIM V.I. Capital Development Fund: Series I Shares

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Small/Mid Cap Value Portfolio: Class A

American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class I
•	American Century VP Value Fund: Class I*

American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II

Dreyfus
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares

Fidelity Variable Insurance Products Fund
•	VIP Energy Portfolio: Service Class 2†
•	VIP Equity-Income Portfolio: Initial Class*
•	VIP Freedom 2010 Portfolio: Service Class (formerly, Fidelity VIP Freedom Fund 2010: Service Class)
•	VIP Freedom 2020 Portfolio: Service Class (formerly, Fidelity VIP Freedom Fund 2020: Service Class)
•	VIP Freedom 2030 Portfolio: Service Class (formerly, Fidelity VIP Freedom Fund 2030: Service Class)
•	VIP Growth Portfolio: Initial Class
•	VIP Investment Grade Bond Portfolio: Initial Class*
•	VIP Mid Cap Portfolio: Service Class
•	VIP Overseas Portfolio: Initial Class R†

Franklin Templeton Variable Insurance Products Trust
•	Franklin Small Cap Value Securities Fund: Class 1
•	Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
•	Templeton Global Income Securities Fund: Class 3†

Janus Aspen Series
•	Forty Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†

Lehman Brothers Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class*

MFS® Variable Insurance Trust
•	MFS Value Series: Initial Class

Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Global Growth Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III†*
•	Gartmore NVIT Emerging Markets Fund: Class III†
•	Gartmore NVIT International Equity Fund: Class VI†
•	Lehman Brothers NVIT Core Plus Bond Fund: Class I
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Neuberger Berman NVIT Socially Responsible Fund: Class II
•	NVIT Cardinal Aggressive Fund: Class I
•	NVIT Cardinal Balanced Fund: Class I
•	NVIT Cardinal Capital Appreciation Fund: Class I
•	NVIT Cardinal Conservative Fund: Class I
•	NVIT Cardinal Moderate Fund: Class I
•	NVIT Cardinal Moderately Aggressive Fund: Class I
•	NVIT Cardinal Moderately Conservative Fund: Class I
•	NVIT Core Bond Fund: Class I
•	NVIT Government Bond Fund: Class IV (formerly, Nationwide NVIT Government Bond Fund: Class IV)
•	NVIT Health Sciences Fund: Class III† (formerly, Nationwide NVIT Global Health Sciences Fund: Class III)
•	NVIT Investor Destinations Funds: Class II (formerly, Nationwide NVIT Investor Destinations Funds: Class II)
➢	NVIT Investor Destinations Conservative Fund: Class II (formerly, Nationwide NVIT Investor Destinations Conservative Fund: Class II)
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II (formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II)
➢	NVIT Investor Destinations Moderate Fund: Class II (formerly, Nationwide NVIT Investor Destinations Moderate Fund: Class II)
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II (formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II)
➢	NVIT Investor Destinations Aggressive Fund: Class II (formerly, Nationwide NVIT Investor Destinations Aggressive Fund: Class II)
•	NVIT Mid Cap Growth Fund: Class IV (formerly, Nationwide NVIT Mid Cap Growth Fund: Class IV)
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Money Market Fund: Class IV (formerly, Nationwide NVIT Money Market Fund: Class IV)
•	NVIT Multi-Manager International Growth Fund: Class III†
•	NVIT Multi-Manager International Value Fund: Class III† (formerly, NVIT International Value Fund: Class III)
•	NVIT Multi-Manager Large Cap Growth Fund: Class I
•	NVIT Multi-Manager Large Cap Value Fund: Class I
•	NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Multi-Manager Small Cap Growth Fund: Class I (formerly, Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I)
•	NVIT Multi-Manager Small Cap Value Fund: Class IV (formerly, Nationwide Multi-Manager NVIT Small Cap Value Fund: Class IV)
•	NVIT Multi-Manager Small Company Fund: Class IV (formerly, Nationwide Multi-Manager NVIT Small Company Fund: Class IV)
•	NVIT Nationwide Fund: Class IV
•	NVIT Short Term Bond Fund: Class II
•	NVIT Technology and Communications Fund: Class III† (formerly, Nationwide NVIT Global Technology and Communications Fund: Class III)
•	NVIT U.S. Growth Leaders Fund: Class I (formerly, Nationwide NVIT U.S. Growth Leaders Fund: Class I)
•	Van Kampen NVIT Comstock Value Fund: Class IV*

•	Van Kampen NVIT Multi Sector Bond Fund - Class I*
•	Van Kampen NVIT Real Estate Fund: Class I

Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 3†
•	Oppenheimer High Income Fund/VA: Class 3†*
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares

T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II

Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class I*

The following Portfolios are only available in Policies issued before May 1, 2008:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series I Shares
•	AIM V.I. Capital Appreciation Fund: Series I Shares

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class III†
•	American Century VP Vista Fund: Class I

Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares

Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Initial Class

Franklin Templeton Variable Insurance Products Trust
•	Templeton Developing Markets Securities Fund: Class 3†

Janus Aspen Series
•	INTECHRisk-Managed Core Portfolio: Service Shares

Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class*
•	AMT International Portfolio: S Class†
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class

T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Limited Term Bond Portfolio: Class II

Van Kampen
The Universal Institutional Funds, Inc.
•	U.S. Real Estate Portfolio: Class I

The following Portfolio is only available in Policies issued before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I

The following Portfolios are only available in Policies issued before May 1, 2006:

Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 1

MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Initial Class

The following Portfolios are only available in Policies issued before May 1, 2005:

Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following Portfolios are only available in Policies issued before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class A

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Dreyfus
•	Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares

Federated Insurance Series
•	Federated American Leaders Fund II: Primary Shares
•	Federated Capital Appreciation Fund II: Primary Shares

Janus Aspen Series
•	Balanced Portfolio: Service Shares

Nationwide Variable Insurance Trust
•	Gartmore NVIT Global Utilities Fund: Class III†
•	NVIT Global Financial Services Fund: Class III† (formerly, Nationwide NVIT Global Financial Services Fund: Class III)

Neuberger Berman AMT
•	AMT Mid-Cap Growth Portfolio: I Class

The following Portfolios are only available in Policies issued before May 1, 2003:

Alger American Fund
•	Alger American SmallCap Growth Portfolio: Class O Shares

Fidelity Variable Insurance Products Fund
•	VIP Asset Manager Portfolio: Initial Class
•	VIP High Income Portfolio: Initial Class R†*

Janus Aspen Series
•	Global Technology Portfolio: Service II Shares†

Nationwide Variable Insurance Trust
•	JPMorgan NVIT Balanced Fund - Class IV
•	NVIT Growth Fund: Class IV (formerly, Nationwide NVIT Growth Fund: Class IV)
•	NVIT S&P 500 Index Fund: Class IV

Neuberger Berman AMT
•	AMT Partners Portfolio: I Class

Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Class R†
•	Worldwide Emerging Markets Fund: Class R†
•	Worldwide Hard Assets Fund: Class R†
•	Worldwide Real Estate Fund: Class R†

Wells Fargo Advantage Variable Trust
•	Wells Fargo Advantage VT Discovery Fund
•	Wells Fargo Advantage VT Opportunity Fund

Effective May 1, 2007, the following Portfolios are not available to accept transfers or new premium:

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Initial Class *

Oppenheimer Variable Account Funds
•	Oppenheimer High Income Fund/VA: Non-Service Shares*

Effective May 1, 2005, the following Portfolio is not available to accept transfers or new premium:

Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class I*

Effective May 1, 2004, the following Portfolios are not available to accept transfers or new premium:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class I

Fidelity Variable Insurance Products Fund
•	VIP Overseas Portfolio: Initial Class

Franklin Templeton Variable Insurance Products Trust
•	Templeton Foreign Securities Fund: Class 1

Janus Aspen Series
•	Global Technology Portfolio: Service Shares
•	International Growth Portfolio: Service Shares

Nationwide Variable Insurance Trust
•	Gartmore NVIT Emerging Markets Fund: Class I
•	Gartmore NVIT Global Utilities Fund: Class I
•	NVIT Global Financial Services Fund: Class I (formerly, Nationwide NVIT Global Financial Services Fund: Class I)
•	NVIT Health Sciences Fund: Class I (formerly, Nationwide NVIT Global Health Sciences Fund: Class I)
•	NVIT Multi-Manager International Value Fund: Class IV (formerly, NVIT International Value Fund: Class IV)
•	NVIT Technology and Communications Fund: Class I (formerly, Nationwide NVIT Global Technology and Communications Fund: Class I)
Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Non-Service Shares

Putnam Variable Trust
•	Putnam VT International Equity Fund: Class IB

Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Initial Class
•	Worldwide Emerging Markets Fund: Initial Class
•	Worldwide Hard Assets Fund: Initial Class
•	Worldwide Real Estate Fund: Initial Class

Van Kampen
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class I

†These Portfolios assess a short-term trading fee (see "Short-Term Trading Fees").

*These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

Table of Contents
Page
Policy Benefits/Risks Summary	3
Policy Benefits
Death Benefit
Policy Cancellation, Surrender, and Partial Withdrawals
Transfers
Loans
Personalized Illustrations
Policy Risks
Investment Risk
Risk of Increase in Current Fees and Charges
Risk of Lapse
Tax Risks
Withdrawal and Surrender Risks
Loan Risks
Portfolio Risks
Fee Table	7
The Policy	9
Purchasing a Policy
When Insurance Coverage Takes Effect
Canceling a Policy (Free Look Right)
Ownership and Beneficiary Rights
Modifying the Policy
Other Policies
Premiums	11
Allocating Premiums
Delay in Allocation
Policy Account Values	12
Policy Account Value
Net Cash Surrender Value
Subaccount Value
Unit Value
Guaranteed Account Value
Special Policy Account Value Credit
Death Benefit	14
Insurance Proceeds
Death Benefit Options
Changing Death Benefit Options
Decreasing the Face Amount
Settlement Options
Surrenders and Partial Withdrawals	16
Surrenders
Partial Withdrawals
Transfers	17
Disruptive Trading
Transfers from the Guaranteed Account
Dollar Cost Averaging
Automatic Asset Rebalancing
Additional Transfer Rights
Loans	19
Telephone, Fax, and E-Mail Requests	20
Policy Lapse and Reinstatement	21
Lapse
Reinstatement
The Company and the Guaranteed Account	21
Nationwide Life and Annuity Company of America
The Guaranteed Account

Table of Contents (continued)
Page
The Separate Account and the Portfolios	22
The Separate Account
The Portfolios
Addition, Deletion, or Substitution of Investments
Voting Portfolio Shares
Charges and Deductions	24
Premium Expense Charge
Monthly Deduction
Mortality and Expense Risk Charge
Surrender Charges
Partial Withdrawal Charge
Transfer Charge
Short-Term Trading Fees
Loan Interest Charge
Portfolio Expenses
Federal Tax Considerations	28
Tax Treatment of Policy Benefits
Special Considerations For Life Insurance Policies Owned By Corporations or Other Employers	31
Split Dollar Arrangements	32
Supplemental Benefits and Riders	32
Sale of the Policies	33
Policy Pricing
Information on Portfolio Payments
State Variations	34
Legal Proceedings	35
Financial Statements	36
Glossary	37
Appendix A: Portfolio Information	39

Policy Benefits/Risks Summary

The Policy is a flexible premium adjustable survivorship variable life insurance policy.  The Policy is built around its Policy Account Value.  The Policy Account Value will increase or decrease depending on the investment performance of the Subaccounts, the amount of interest we credit to the Guaranteed Account, the Premiums you pay, the Policy fees and charges we deduct, and the effect of any Policy transactions (such as transfers, partial withdrawals, and loans).  We do not guarantee any minimum policy account value.  You could lose some or all of your money.

This summary describes the Policy's important benefits and risks.  The sections in the prospectus following this summary discuss the Policy's benefits and other provisions in more detail.  The Glossary at the end of the prospectus defines certain words and phrases used in this prospectus.

Policy Benefits

Death Benefit

•
Insurance Proceeds.  We pay Insurance Proceeds to the Beneficiary upon due proof of the deaths of both Insureds.  The Insurance Proceeds are not payable, in whole or in part, at the time the first Insured dies.  The Insurance Proceeds equal the death benefit and any additional insurance provided by Rider less any Indebtedness and unpaid Monthly Deductions.

•
Death Benefit Option A and Option B.  In the Application, you choose between two death benefit options under the Policy.  We will not issue the Policy until you have elected a death benefit option.  We calculate the amount available under each death benefit option as of the last surviving Insured's date of death.

o	Death Benefit Option A is equal to the greater of:

•	the Face Amount (which is the amount of insurance you select); or

•	the Policy Account Value multiplied by the applicable percentage listed in the table below.

o	Death Benefit Option B is equal to the greater of:

•	the Face Amount plus the Policy Account Value; or

•	the Policy Account Value multiplied by the applicable percentage listed in the table below.

Attained Age of the Younger Insured	Percentage	Attained Age of the Younger Insured	Percentage
40 and under	250%	60	130%
45	215%	65	120%
50	185%	70	115%
55	150%	75 through 90	105%
		95 through 99	100%

For Attained Ages not shown, the percentages decrease pro rata for each full year.

•
Change in Death Benefit Option and Decrease in Face Amount.  After the first Policy Year, you may change death benefit options while the Policy is in force.  Also, after the first Policy Year, you may decrease the Face Amount subject to certain conditions.  We may apply a surrender charge if you decrease your Face Amount.  A change in death benefit option or Face Amount may have tax consequences.

Policy Cancellation, Surrender, and Partial Withdrawals

•	Policy Cancellation. When you receive your Policy, a 10-day "free look" period begins. You may return your Policy during this period and receive a refund.

•
Surrender.  At any time while the Policy is in force, you may make a Written Request (by submitting our Surrender form to us) to Surrender your Policy and receive the Net Cash Surrender Value.  A Surrender may have tax consequences.

•
Partial Withdrawal.  After the first Policy Year, you may make a Written Request to withdraw part of the Net Cash Surrender Value, subject to the following rules.  Partial withdrawals may have tax consequences.

o	You must request at least $1,500.

o	For each partial withdrawal, we deduct a $25 fee from the remaining Policy Account Value.

o	If Death Benefit Option A is in effect, we will reduce the Face Amount by the amount of the partial withdrawal.

o	Unless you specify otherwise, we will deduct the requested partial withdrawal and partial withdrawal charge from the Subaccounts and the Guaranteed Account in proportion to the value in each account.

Transfers

•	You may make transfers among the Subaccounts and the Guaranteed Account.

•	We charge $25 for the 13th and each additional transfer during a Policy Year.

•	We may restrict the quantity and/or the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners.

•	Transfers out of the Guaranteed Account may be made only within 30 days of a Policy Anniversary.

•	The minimum amount you may transfer from a Subaccount or the Guaranteed Account is the lesser of $1,000 or the total value in the Subaccount or Guaranteed Account.

Loans

•	You may take a loan (minimum $500) from your Policy at any time. The maximum loan amount you may take is the Net Cash Surrender Value. Loans may have tax consequences.

•
We charge you a maximum annual interest rate of 6% ("charged interest rate") on your loan.  Charged interest is due and payable at the end of each Policy Year.  Unpaid interest becomes part of the outstanding loan and accrues interest if it is not paid by the end of the Policy Year.

•
We credit interest on amounts in the Loan Account ("earned interest rate") and we guarantee that the annual earned interest rate will not be lower than 4%.  We currently credit an earned interest rate of 4.50% to amounts in the Loan Account until the 15th Policy Anniversary, and 5.50% annually thereafter.

•
As collateral for the loan, we transfer an amount equal to the loan (adjusted by the earned interest rate and the charged interest rate to the next Policy Anniversary) from the Separate Account and Guaranteed Account to the Loan Account on a pro rata basis, unless you specify another allocation.

•	You may repay all or part of your Indebtedness at any time while at least one Insured is living and the Policy is in force.

•	We deduct any Indebtedness from the Policy Account Value upon Surrender, and from the Insurance Proceeds payable on the death of the last surviving Insured.

Personalized Illustrations

•
You will receive personalized illustrations that reflect your own particular circumstances.  These illustrations may help you to understand the long-term effects of different levels of investment performance and the charges and deductions under the Policy.  They also may help you compare the Policy to other life insurance policies.  These illustrations also show the value of Premiums accumulated with interest and demonstrate that the Policy Account Value may be low (compared to the Premiums paid plus accumulated interest) if you Surrender the Policy in the early Policy Years.  Therefore, you should not purchase the Policy as a short-term investment.  The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Policy Account Value.

Policy Risks

Investment Risk

If you invest your Policy Account Value in one or more Subaccounts, then you will be subject to the risk that investment performance will be unfavorable and that the Policy Account Value will decrease.  In addition, we deduct Policy fees and charges from your Policy Account Value, which can significantly reduce your Policy Account Value.  During times of poor investment performance, this deduction will have an even greater impact on your Policy Account Value.  You could lose everything you invest and your Policy could Lapse without value, unless you pay additional Premiums.

Frequent trading in the Subaccounts may dilute the value of your Subaccount units, cause the Subaccount to incur higher transaction costs, and/or interfere with the Subaccount's ability to pursue its stated investment objective.  This disruption to the Subaccount may result in lower investment performance and cash value.  We have instituted procedures to minimize disruptive transfers, including, but not limited to, transfer restrictions and short-term trading fees.  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

If you allocate Net Premiums to the Guaranteed Account, then we credit your Policy Account Value (in the Guaranteed Account) with a declared rate of interest.  You assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%.

Risk of Increase in Current Fees and Charges

Certain fees and charges are currently assessed at less than their maximum levels.  We may increase these current charges in the future up to the guaranteed maximum levels.  If fees and charges are increased, you may need to increase the amount and/or frequency of Premiums to keep the Policy in force.

Risk of Lapse

If your Net Cash Surrender Value is not enough to pay the Monthly Deduction and other charges, your Policy may enter a 61-day Grace Period.  We will notify you that the Policy will Lapse (terminate without value) unless you make a sufficient payment during the Grace Period.  Your Policy may also Lapse if your Indebtedness reduces the Net Cash Surrender Value to zero.  Your Policy generally will not Lapse: (1) during the first 5 Policy Years (during the first 8 Policy years for Policies issued on or before July 31, 2005), if you pay Premiums (less any Indebtedness and partial withdrawals) in excess of the Minimum Guarantee Premium; (2) if you purchase a Guaranteed Minimum Death Benefit Rider and meet certain conditions; or (3) if you make a payment equal to 3 Monthly Deductions before the end of the Grace Period.  You may reinstate a lapsed Policy, subject to certain conditions.

Tax Risks

We anticipate that the Policy should generally be deemed a life insurance contract under federal tax law.  However, due to limited guidance under the federal tax law, there is some uncertainty about the application of the federal tax law to the Policy, particularly if you pay the full amount of Premiums permitted under the Policy.  Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, you should not be deemed to be in constructive receipt of Policy Account Value under a Policy until there is a distribution from the Policy.  Moreover, death benefits payable under a Policy should be excludable from the gross income of the Beneficiary.  As a result, the Beneficiary generally should not have to pay U.S. federal income tax on the death benefit, although other taxes, such as estate taxes, may apply.

Depending on the total amount of Premiums you pay, the Policy may be treated as a modified endowment contract ("MEC") under federal tax laws.  If a Policy is treated as a MEC, then Surrenders, partial withdrawals, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy.  In addition, a 10% penalty tax may be imposed on Surrenders, partial withdrawals, and loans taken before you attain age 59½.  If the Policy is not a MEC, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income.  Moreover, loans will generally not be treated as distributions.  Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

See "Federal Tax Considerations."  You should consult a qualified tax adviser for assistance in all Policy-related tax matters.

Withdrawal and Surrender Risks

The surrender charge under the Policy applies for 15 Policy Years after the Policy Date.  It is possible that you will receive no Net Cash Surrender Value if you Surrender your Policy in the first few Policy Years.  You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time.  You should not purchase the Policy if you intend to Surrender all or part of the Policy Account Value in the near future.  We designed the Policy to meet long-term financial goals.  The Policy is not suitable as a short-term investment.

Even if you do not ask to Surrender your Policy, surrender charges may play a role in determining whether your Policy will Lapse (terminate without value), because surrender charges decrease the Net Cash Surrender Value, which is a measure we use to determine whether your Policy will enter a Grace Period (and possibly Lapse).  See "Risk of Lapse," above.

Partial withdrawals are not permitted during the first Policy Year, and we will reduce the Face Amount by the amount of the partial withdrawal if Death Benefit Option A is in effect.

A Surrender or partial withdrawal may have tax consequences.

Loan Risks

A Policy loan, whether or not repaid, will affect Policy Account Value over time because we subtract the amount of the loan from the Subaccounts and/or Guaranteed Account as collateral and hold it in the Loan Account.  This loan collateral does not participate in the investment performance of the Subaccounts or receive any higher current interest rate credited to the Guaranteed Account.

We reduce the amount we pay on the death of the last surviving Insured by the amount of any Indebtedness.  Your Policy may Lapse (terminate without value) if your Indebtedness reduces the Net Cash Surrender Value to zero.

A loan may have tax consequences.  In addition, if you Surrender a Policy that is not a MEC or allow it to Lapse while a Policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly.

Portfolio Risks

A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio's prospectus.  Please refer to the Portfolios' prospectuses for more information.

There is no assurance that any Portfolio will achieve its stated investment objective.

Fee Table

The following tables describe the fees and expenses that a Policy Owner will pay when buying, owning, and Surrendering the Policy.  The first table describes the fees and expenses that a Policy Owner will pay at the time that he or she buys the Policy, Surrenders the Policy, takes a partial withdrawal, or transfers Policy Account Value among the Subaccounts and the Guaranteed Account.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Maximum Charge Imposed on Premiums (Premium Expense Charge):
Premium Tax Charge[1]	Upon receipt of each premium payment	0-4% of each premium payment, depending on the Insureds' states of residence	0-4% of each premium payment, depending on the Insureds' states of residence
Percent of Premium Charge	Upon receipt of each premium payment	6% of premium payments	6% of premium payments[2]
Maximum Deferred Surrender Charge:
Deferred Sales Charge[3]	Upon Surrender, Lapse, or decrease in Face Amount during the first 15 Policy Years	The lesser of: (1) 30% of all Premiums paid to the date of Surrender or Lapse, or (2) during Policy Years 1-11, 60% of the Target Premium[4] for the Initial Face Amount	The lesser of: (1) 30% of all Premiums paid to the date of Surrender or Lapse, or (2) during Policy Years 1-11, 60% of the Target Premium[4] for the Initial Face Amount
Deferred Administrative Charge[5]	Upon Surrender, Lapse, or decrease in Face Amount during the first 15 Policy Years	During Policy Years 1-11, $5.00 per $1,000 of Face Amount	During Policy Years 1-11, $5.00 per $1,000 of Face Amount
Other Withdrawal/Surrender Fees	Upon partial withdrawal	$25 per withdrawal	$25 per withdrawal
Transfer Fees[6]	Upon transfer	$25 per transfer	$25 per transfer
Short-Term Trading Fee[7]	Upon transfer of Subaccount value out of a Subaccount within 60 days after allocation to that Subaccount	1% of the amount transferred from the Subaccount within 60 days of allocation to that Subaccount	1% of the amount transferred from the Subaccount within 60 days of allocation to that Subaccount

The next table describes the fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Cost of Insurance:[8] Minimum and Maximum Charge	On Policy Date and monthly on Policy Processing Day	$0.00 - $93.08 per $1,000 of net amount at risk[9] per month	$0.00 - $22.45 per $1,000 of net amount at risk[2] per month
Charge for male and female Insureds, Joint Equal Age 64, in the nonsmoker Premium Classes, in the second Policy Year	On Policy Date and monthly on Policy Processing Day	$0.07 per $1,000 of net amount at risk per month	$0.07 per $1,000 of net amount at risk per month
Initial Administrative Charge[10]	On Policy Date and monthly on Policy Processing Day	$17.50 plus $0.11 per $1,000 on the first million of Face Amount[11]	$17.50 plus $0.11 per $1,000 on the first million of Face Amount[4]
Monthly Administrative Charge	On Policy Date and monthly on Policy Processing Day	$12 plus $0.03 per $1,000 of Face Amount	$7.50 plus $0.01 per $1,000 of Face Amount
Mortality and Expense Risk Charge[12]	Daily	Annual rate of 0.90% of the average daily net assets of each Subaccount in which you are invested	Annual rate of 0.75% of the average daily net assets of each Subaccount in which you are invested
Loan Interest Charge[13]	On Policy Anniversary or earlier as applicable[14]	Annual rate of 6.00% of the loan amount	Annual rate of 6.00% of the loan amount
Optional Charges:[15]
Change of Insured Rider	N/A	None	None

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Convertible Term Life Insurance Rider: Minimum and Maximum Charge	On Rider Policy Date and monthly on Policy Processing Day	$0.09 - $420.82 per $1,000 of Rider coverage amount per month	$0.06 - $113.16 per $1,000 of Rider coverage amount per month
Charge for a female Insured, Attained Age 41, in the nonsmoker Premium Class	On Rider Policy Date and monthly on Policy Processing Day	$0.19 per $1,000 of Rider coverage amount per month	$0.13 per $1,000 of Rider coverage amount per month
Disability Waiver Benefit Rider: Minimum and Maximum Charge	On Rider Policy Date and Monthly on Policy Processing Day	$0.01 - $1.76 per $1,000 net amount at risk per month	$0.01 - $1.76 per $1,000 net amount at risk per month
Charge for an Insured, Attained Age 41	On Rider Policy Date and Monthly on Policy Processing Day	$0.01 per $1,000 net amount at risk per month	$0.01 per $1,000 net amount at risk per month
Final Policy Date Extension Rider	N/A	None	None
Four Year Survivorship Term Life Insurance Rider:[16] Minimum and Maximum Charge	On Rider Policy Date and Monthly on Policy Processing Day	$0.03 - $2.75 per $1,000 of Rider coverage amount per month	$0.03 - $0.10 per $1,000 of Rider coverage amount per month
Charge for male and female Insureds, Joint Equal Age 60	On Rider Policy Date and Monthly on Policy Processing Day	$0.12 per $1,000 of Rider coverage amount per month	$0.03 per $1,000 of Rider coverage amount per month
Guaranteed Minimum Death Benefit Rider	On Rider Policy Date and monthly on Policy Processing Day	$0.01 per every $1,000 of Face Amount per month	$0.01 per every $1,000 of Face Amount per month
Policy Split Option Rider	N/A	None	None
Survivorship Additional Insurance Benefit Rider: Minimum and Maximum Charge	On Rider Policy Date and monthly on Policy Processing Day	$0.00 - $93.08 per $1,000 of Rider coverage amount per month	$0.00 - $20.79 per $1,000 of Rider coverage amount per month
Charge for male and female Insureds, Joint Equal Age 55, in the preferred Premium Classes, in the second Policy Year following the Rider Policy Date	On Rider Policy Date and monthly on Policy Processing Day	$0.01 per $1,000 of Rider coverage amount per month	$0.01 per $1,000 of Rider coverage amount per month

The following table shows the minimum and maximum Total Annual Portfolio Operating Expenses, as of December 31, 2007, that a Policy Owner will pay periodically during the time that he or she owns the Policy.  The table does not reflect Short-Term Trading Fees.  More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.  Please contact us, at the telephone numbers or address on the cover page of this Prospectus, for free copies of the prospectuses for the Portfolios available under the policy.

	Minimum		Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12-b-1) fees, and other expenses, as a percentage of average Portfolio assets)	0.27%	–	2.46%

The minimum and maximum Portfolio operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Portfolios.  Therefore, actual expenses could be lower.  Refer to the Portfolio prospectuses for specific expense information.
__________________________________
1 We do not deduct a premium tax charge in jurisdictions that impose no premium tax.  Kentucky imposes an additional city premium tax that applies only to first year premium.  This tax varies by municipality and is no greater than 12%.

2 After the 15th Policy Year, the percent of premium charge decreases to 1.5% of premium payments.

3 The deferred sales charge varies based on the Joint Equal Age of the Insureds, and decreases after Joint Equal Age 71.  Beginning in year 12, the deferred sales charge decreases each Policy Year to 0% after the 15th Policy Year.  Upon a decrease in Face Amount, we deduct a portion of this charge.

4 The Target Premium varies based on each Insured's Issue Age and Face Amount.  The maximum Target Premium for any Policy is $78.61 per $1,000 of Face Amount.

5 The deferred administrative charge decreases each Policy Year to $0 after the 15th Policy Year.  Upon a decrease in Face Amount, we deduct a portion of this charge.

6 We do not assess a transfer charge for the first 12 transfers each Policy Year.

7The Short-Term Trading Fee is only assessed in connection with those Portfolios that assess a redemption fee to the Variable Account (refer to the end of the Fee Table for a complete list of Portfolios that assess redemption fees).

8 Cost of insurance charges vary based on each Insured's Issue Age, sex, Premium Class, Policy Year, and net amount at risk.  The cost of insurance charges shown in the table may not be typical of the charges you will pay.  Your Policy's specifications page will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Service Center.  Also, before you purchase the Policy, we will provide you personalized illustrations of your future benefits under the Policy based upon each Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums, and Riders requested.

9 The net amount at risk is equal to the death benefit on the Policy Processing Day minus the Policy Account Value on the Policy Processing Day.

10 We only deduct the initial administrative charge on the first 12 Policy Processing Days.

11 The initial administrative charge decreases for each million of Face Amount over the first million to $0 on any excess Face Amount over 5 million.

12 The mortality and expense risk charge may be offset by the Special Policy Account Value Credit, which is an amount added to the Policy Account Value in the Subaccounts under certain conditions.  (See "Policy Account Values – Special Policy Account Value Credit.")

13 The maximum guaranteed net cost of loans is 2.00% annually (e.g., the difference between the amount of interest we charge you for a loan (6.00% annually) and the amount of interest we credit to the Loan Account (guaranteed not to be lower than 4.00% annually)).  After offsetting the 4.50% interest we currently credit to the Loan Account during the first 15 Policy Years, the net cost of loans is 1.50% annually, and after offsetting the 5.50% interest we currently credit to the Loan Account after the first 15 Policy Years, the net cost of loans is 0.50% annually.

14 While a Policy loan is outstanding, loan interest is payable in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, Surrender, Policy termination, or the last surviving Insured's death.

15 Charges for the Convertible Term Life Insurance Rider, Disability Waiver Benefit Rider, Four Year Survivorship Term Life Insurance Rider, and Survivorship Additional Insurance Benefit Rider may vary based on each Insured's Issue or Attained Age, sex, Premium Class, Policy Year, Face Amount, and net amount at risk.  Charges based on Attained Age may increase as each Insured ages.  The Rider charges shown in the table may not be typical of the charges you will pay.  Your Policy's specifications page will indicate the Rider charges applicable to your Policy, and more detailed information concerning these Rider charges is available on request from our Service Center.  Also, before you purchase the Policy, we will provide you personalized illustrations of your future benefits under the Policy based upon each Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums, and Riders requested.

16 The Four Year Survivorship Term Life Insurance Rider is not available for Policies issued on or after June 1, 2003.

The Policy

Purchasing a Policy

To purchase a Policy, you must submit a completed Application and an initial premium to us at our Service Center through any licensed life insurance agent who is appointed by NLACA and who is also a registered representative of 1717 Capital Management Company ("1717"), the principal underwriter for the Policy (as well as for other variable life policies), or a registered representative of a broker-dealer having a selling agreement with 1717, or a registered representative of a broker-dealer having a selling agreement with these broker-dealers.  If you submit your Application and/or initial premium to your agent, we will not begin processing your purchase order until we receive the Application and initial premium from your agent's broker-dealer.

The minimum Initial Face Amount is $100,000.  We reserve the right to modify the minimum Face Amount on a prospective basis for newly issued policies at any time.

Generally, the Policy is available for two Insureds, each between the ages of 21 and 85 and with a Joint Equal Age between 25 and 85.  The benefits described in the Policy and this prospectus, including any optional riders or modifications in coverage, may be subject to our underwriting and approval.  We can provide you with details as to our underwriting standards when you apply for a Policy.  We reserve the right to reject any application for any reason permitted by law.  Additionally, we reserve the right to modify our underwriting standards on a prospective basis for newly issued policies at any time.

To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Replacement of Existing Insurance.  It may not be in your best interest to Surrender, Lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy.  You should compare your existing insurance and the Policy carefully.  You should replace your existing insurance only when you determine that the Policy is better for you.  You may have to pay a surrender charge on your existing insurance, and the Policy will impose a new surrender charge period.  You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free.  If you Surrender your existing policy for cash and then buy the Policy, you may have to pay a tax, including possibly a penalty tax, on the Surrender.  Because we will not issue the Policy until we have received an initial premium from your existing insurance company, the issuance of the Policy may be delayed.

When Insurance Coverage Takes Effect

We will issue the Policy only if the underwriting process has been completed, the Application has been approved, and the proposed Insureds are alive and in the same condition of health as described in the Application.  However, full insurance coverage under the Policy will take effect only if the Minimum Initial Premium also has been paid.  We begin to deduct monthly charges from your Policy Account Value on the Policy Issue Date.

We may provide temporary insurance coverage before full insurance coverage takes effect, subject to our underwriting rules and Policy conditions.  The amount of temporary insurance coverage we provide may be less than the amount of full insurance coverage you later receive.  If temporary insurance does not take effect, then no insurance shall take effect unless and until: (1) the underwriting process has been completed; (2) the Application has been approved; (3) the Minimum Initial Premium has been paid; and (4) there has been no change in the insurability of any proposed Insured since the date of Application.

Canceling a Policy (Free Look Right)

Initial Free Look.  You may cancel a Policy during the Free Look Period by providing Written Notice of cancellation and returning the Policy to us or to the agent who sold it.  The Free Look Period begins when you receive the Policy and generally expires 10 days after you receive the Policy.  This period will be longer if required by state law.  If you decide to cancel the Policy during the Free Look Period, we will treat the Policy as if we never issued it.

Within 7 days after we receive the returned Policy, we generally will refund an amount equal to the sum of:

1.	The Policy Account Value as of the date we receive the returned Policy, plus

2.	Any premium expense charges deducted from Premiums paid, plus

3.	Any Monthly Deductions charged against the Policy Account Value, plus

4.	An amount reflecting other charges deducted (directly or indirectly) under the Policy.

We may postpone payment of the refund under certain conditions.  The Free Look Period may be longer in some states and, where state law requires, the refund will equal all payments you made (less any partial withdrawals and Indebtedness).  If the policy is canceled, we will treat the policy as if it was never issued. If we do not receive your policy at our home office on the close of business on the date the free look period expires, you will not be allowed to cancel your policy free of charge.

Ownership and Beneficiary Rights

The Policy belongs to the Owner named in the Application.  While at least one Insured is living, the Owner may exercise all of the rights and options described in the Policy.  The Insureds jointly are the Owner unless a different Owner is named in the Application or thereafter changed.  After the death of the first Insured, the last surviving Insured is the Owner unless otherwise provided.  If the Insureds and Owner are not the same, and the Owner dies while an Insured is still living, ownership rights will vest in the estate of the Owner, unless otherwise provided.  To the extent permitted by law, Policy benefits are not subject to any legal process for the payment of any claim against the payee, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).  The principal rights of the Owner include selecting and changing the Beneficiary, changing the Owner, and assigning the Policy.  Changing the Owner or assigning the Policy may result in tax consequences.

The principal right of the Beneficiary is the right to receive the Insurance Proceeds under the Policy.

Modifying the Policy

Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by our president or a vice president.  No agent may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

•
to conform the Policy, our operations, or the Separate Account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, our Company, or the Separate Account is subject;

•	to assure continued qualification of the Policy as a life insurance contract under the federal tax laws; or

•	to reflect a change in the Separate Account's operation.

If we modify the Policy, we will make appropriate endorsements to the Policy.  If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, we reserve the right to amend the provision to conform to these laws.

Other Policies

We offer other variable life insurance policies that have different death benefits, policy features, and optional programs.  However, these other policies also have different charges that would affect your Subaccount performance and Policy Account Value.  To obtain more information about these other policies, contact our Service Center or your agent.

Premiums

Minimum Initial Premium.  No insurance will take effect until the Minimum Initial Premium is paid, and the health and other conditions of the Insureds described in the Application must not have changed.

Premium Flexibility.  When you apply for a Policy, you will elect to pay Premiums on a quarterly, semiannual, or annual basis (planned periodic premiums).  We will then send you a premium reminder notice as each payment becomes "due."  However, you do not have to pay Premiums according to any schedule.  You have flexibility to determine the frequency and the amount of the Premiums you pay, and you can change the planned periodic premium schedule at any time.  If you are submitting a premium payment pursuant to a premium reminder notice, the address for payment will be enclosed with the notice.

You may also send your premium payments to our Service Center, or send additional premium payments by wire transfer.  If you submit a premium payment to your agent, we will not begin processing the premium until we receive it from your agent's broker-dealer.  If you have an outstanding Policy loan, we will credit all payments you send to us as loan repayments unless you provide Written Notice for the payments to be applied as premium payments.  (For New York residents, we will credit all payments you send to us as premium payments unless you provide Written Notice for the payments to be applied as loan repayments.)  You may also choose to have premium payments automatically deducted monthly from your bank account or other source under the automatic payment plan.  Payment of the planned periodic premiums does not guarantee that the Policy will remain in force.  See "Policy Lapse and Reinstatement."

You may not pay any Premiums after the Policy's Final Policy Date.  You may not pay Premiums less than $20, and we reserve the right to increase this minimum to an amount not exceeding $500 upon 90 days Written Notice to you.  We have the right to limit or refund any premium or portion of a premium if:

1.	The premium would disqualify the Policy as a life insurance contract under the Code;

2.	The amount you pay is less than the minimum dollar amount allowed (currently $20); or

3.	The premium would increase the net amount at risk (unless you provide us with satisfactory Evidence of Insurability).

You can stop paying Premiums at any time and your Policy will continue in force until the earlier of the Final Policy Date, or the date when either: (1) the last surviving Insured dies; (2) the Grace Period ends without a sufficient payment (see "Policy Lapse and Reinstatement"); or (3) we receive your Written Notice requesting a Surrender of the Policy.

Minimum Guarantee Premium.  The Minimum Guarantee Premium is the monthly premium amount necessary to guarantee insurance coverage during the first 5 Policy Years (during the first 8 Policy Years for policies issued on or before July 31, 2005).  Your Policy's specifications page will show a Minimum Guarantee Premium amount for your Policy, which is based on each Insured's Issue Age, sex, Premium Class, Face Amount, and Riders.  The Minimum Guarantee Premium will increase if you add supplemental benefits to your Policy.  The Minimum Guarantee Premium will decrease for any supplemental benefit you decrease or discontinue.  The Minimum Guarantee Premium will not decrease if you decrease the Face Amount.  See "Death Benefit – Decreasing the Face Amount."

Premium Limitations.  The Code provides for exclusion of the death benefit from a Beneficiary's gross income if total premium payments do not exceed certain stated limits.  In no event can the total of all Premiums paid under a Policy exceed these limits.  We have established procedures to monitor whether aggregate Premiums paid under a Policy exceed those limits.  If a premium is paid which would result in total Premiums exceeding these limits, we will accept only that portion of the premium that would make total Premiums equal the maximum amount that may be paid under the Policy.  We will notify you of available options with regard to the excess premium.  If a satisfactory arrangement is not made, we will refund this excess to you.  If total Premiums do exceed the maximum premium limitations established by the Code, however, the excess of a Policy's death benefit over the Policy's cash surrender value (i.e., the Policy Account Value less any surrender charges) should still be excludable from gross income.

The maximum premium limitations set forth in the Code depend in part upon the amount of the death benefit at any time.  As a result, any Policy changes that affect the amount of the death benefit may affect whether cumulative Premiums paid under the Policy exceed the maximum premium limitations.

Refund of Excess Premium for Modified Endowment Contracts.  At the time a premium is credited which would cause the Policy to become a MEC, we will notify you that the Policy will become a MEC unless you request a refund of the excess premium within 30 days after receiving the notice.  If you request a refund, we will deduct the Policy Account Value attributable to the excess premium (including any interest or earnings on the excess premium) from the Subaccounts and/or the Guaranteed Account in the same proportion as the premium was initially allocated to the Subaccounts and/or the Guaranteed Account.  The excess premium paid (including any interest or earnings on the excess premium) will be returned to you.  For more information on MECs, see "Federal Tax Considerations."

Tax-Free Exchanges (1035 Exchanges).  We may accept as part of your initial premium, money from another life insurance contract that qualified for a tax-free exchange under Section 1035 of the Code, contingent upon receipt of the cash from that contract.  If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

Allocating Premiums

When you apply for a Policy, you must instruct us in the Application to allocate your net premium to one or more Subaccounts of the Separate Account and/or to the Guaranteed Account according to the following rules:

•	Allocation percentages must be in whole numbers and the sum of the percentages must equal 100%.

•	We will allocate the net premium as of the Valuation Day we receive it at our Service Center according to your current premium allocation instructions, unless otherwise specified.

•
You may change the allocation instructions for additional Net Premiums without charge by providing us with Written Notice.  Any change in allocation instructions will be effective on the Valuation Day we record the change.

Investment returns from amounts allocated to the Subaccounts will vary with the investment performance of these Subaccounts and will be reduced by Policy charges.  You bear the entire investment risk for amounts you allocate to the Subaccounts.  You should periodically review your allocation schedule in light of market conditions and your overall financial objectives.

Delay in Allocation

Certain states require us to refund all payments (less any partial withdrawals and Indebtedness) in the event you cancel the Policy during the Free Look Period.  See "The Policy – Canceling a Policy (Free Look Right)."  In those states, we will allocate to the Money Market Subaccount any Premiums you request be allocated to Subaccount(s) which are received at our Service Center within 15 days from the later of: (1) the Policy Issue Date; or (2) the date we receive the Minimum Initial Premium.  After this 15-day period ends, the value in the Money Market Subaccount is allocated among the Subaccounts as indicated in the Application.  We invest all Net Premiums paid thereafter based on the allocation percentages then in effect.

Policy Account Values

Policy Account Value

The Policy Account Value serves as the starting point for calculating values under a Policy.

Policy Account Value:
•  equals the sum of all values in the Guaranteed Account, the Loan Account, and in each Subaccount;
•  is determined first on the Policy Date and then on each Valuation Day; and
•  has no guaranteed minimum amount and may be more or less than Premiums paid.

Policy Account Value varies from day to day, depending on the investment performance of the Subaccounts you choose, interest we credit to the Guaranteed Account, charges we deduct, and any other transactions (e.g., transfers, partial withdrawals, and loans).  We do not guarantee a minimum Policy Account Value.

Net Cash Surrender Value

The Net Cash Surrender Value is the amount we pay to you when you Surrender your Policy.  We determine the Net Cash Surrender Value at the end of the Valuation Period when we receive your written Surrender request at our Service Center.

Net Cash Surrender Value at the end of any Valuation Day equals:	• the Policy Account Value as of such date; minus • any surrender charge as of such date; minus • any outstanding Indebtedness.

Subaccount Value

At the end of any Valuation Period, the Subaccount value is equal to the number of units in the Subaccount multiplied by the unit value of that Subaccount.

The number of units in any Subaccount at the end of any Valuation Day equals:
•  the initial units purchased at the unit value on the Policy Issue Date; plus
•  units purchased with additional Net Premiums; plus
•  units purchased with Special Policy Account Value Credit (see "Policy Account Values – Special Policy Account Value Credit"); plus
•  units purchased via transfers from another Subaccount, the Guaranteed Account, or the Loan Account; minus
•  units redeemed to pay for Monthly Deductions; minus
•  units redeemed to pay for partial withdrawals; minus
•  units redeemed as part of a transfer to another Subaccount, the Guaranteed Account, or the Loan Account.

Every time you allocate or transfer money to or from a Subaccount, we convert that dollar amount into units.  We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the transaction by the unit value for that Subaccount at the end of the Valuation Period in which the transaction request is received.

Unit Value

We determine a unit value for each Subaccount to reflect how investment performance affects the Policy Account Value.  Unit values will vary among Subaccounts.  The unit value may increase or decrease from one Valuation Period to the next.

The unit value of any Subaccount at the end of any Valuation Day equals:	• the unit value of the Subaccount on the immediately preceding Valuation Day; multiplied by • the net investment factor for that Subaccount on that Valuation Day.

The net investment factor:
•  measures the investment performance of a Subaccount from one Valuation Period to the next;
•  increases to reflect investment income and capital gains (realized and unrealized) for the shares of the underlying Portfolio; and
•  decreases to reflect any capital losses (realized and unrealized) for the shares of the underlying Portfolio, as well as the mortality and expense risk charge.

Guaranteed Account Value

On the Policy Issue Date, the Guaranteed Account value is equal to the Net Premiums allocated to the Guaranteed Account, less the portion of the first Monthly Deduction taken from the Guaranteed Account.

The Guaranteed Account value at the end of any Valuation Day is equal to:
•  the net premium(s) allocated to the Guaranteed Account; plus
•  any amounts transferred to the Guaranteed Account (including amounts transferred from the Loan Account); plus
•  interest credited to the Guaranteed Account; minus
•  amounts deducted to pay for Monthly Deductions; minus
•  amounts withdrawn from the Guaranteed Account; minus
•  amounts transferred from the Guaranteed Account to a Subaccount or to the Loan Account.

Interest will be credited to the Guaranteed Account on each Policy Processing Day as follows:

•	for amounts in the Guaranteed Account for the entire Policy month – interest will be credited from the beginning to the end of the Policy month;

•	for amounts allocated to the Guaranteed Account during the prior Policy month – interest will be credited from the date the net premium or loan repayment is allocated to the end of the Policy month;

•	for amounts transferred to the Guaranteed Account during the prior Policy month – interest will be credited from the date of the transfer to the end of the Policy month;

•
for amounts deducted or withdrawn from the Guaranteed Account during the prior Policy month – interest will be credited from the beginning of the prior Policy month to the date of deduction or withdrawal.

Special Policy Account Value Credit

The Special Policy Account Value Credit is an amount added to the Policy Account Value in the Subaccounts on each Policy Processing Day, either: (1) after the Policy has been in force for at least 15 years; or (2) when the Policy Account Value less the Loan Account value equals or exceeds $500,000.

Special Policy Account Value Credit is equal to:	• 0.03% (0.36% annually) multiplied by • the Policy Account Value in the Subaccounts.

The Special Policy Account Value Credit is intended to offset a portion of the mortality and expense risk charge.

Death Benefit

Insurance Proceeds
As long as the Policy is in force, we will pay the Insurance Proceeds to the Beneficiary once we receive satisfactory proof of both Insureds' deaths.  We may require you to return the Policy.  We will pay the Insurance Proceeds in a lump sum or under a settlement option.  If the Beneficiary dies before the last surviving Insured, we will pay the Insurance Proceeds in a lump sum to the last surviving Insured's estate.  See "Death Benefit – Settlement Options."

Insurance Proceeds equal:	• the death benefit (described below); plus • any additional insurance provided by Rider; minus • any unpaid Monthly Deductions; minus • any outstanding Indebtedness.

If all or part of the Insurance Proceeds are paid in one sum, we will pay interest on this sum at the annual rate of 3% or any higher rate as required by applicable state law from the date of the last surviving Insured's death to the date we make payment.

A decrease in the Face Amount will decrease the death benefit.

We may further adjust the amount of the Insurance Proceeds under certain circumstances.

Death Benefit Options
In the Application, you may choose between two death benefit options: Option A and Option B.  We calculate the amount available under each death benefit option as of the date of the last surviving Insured's death.  Under either option, the length of the death benefit coverage depends upon the Policy's Net Cash Surrender Value.  See "Policy Lapse and Reinstatement."

The death benefit under Option A is the greater of:
•  the Face Amount; or
•  the Policy Account Value (determined as of the date of the last surviving Insured's death if this day is a Valuation Day; otherwise on the Valuation Day next following the date of the last surviving Insured's death) multiplied by the applicable percentage listed in the table below.

The death benefit under Option B is the greater of:
•  the Face Amount plus the Policy Account Value (determined as of the date of the last surviving Insured's death if this day is a Valuation Day; otherwise on the Valuation Day next following the date of the last surviving Insured's death); or
•  the Policy Account Value (determined as of the date of the last surviving Insured's death if this day is a Valuation Day; otherwise on the Valuation Day next following the date of the last surviving Insured's death) multiplied by the applicable percentage listed in the table below.

Attained Age of the Younger Insured	Percentage	Attained Age of the Younger Insured	Percentage
40 and under	250%	60	130%
45	215%	65	120%
50	185%	70	115%
55	150%	75 through 90	105%
		95 through 99	100%

For Attained Ages not shown, the percentages decrease pro rata for each full year.

Which Death Benefit Option to Choose.  If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Option B.  If you are satisfied with the amount of the Insureds' existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the Policy Account Value, you should choose Option A.

The amount of the death benefit may vary with the Policy Account Value.

•	Under Option A, the death benefit will vary with the Policy Account Value whenever the Policy Account Value multiplied by the applicable percentage is greater than the Face Amount.

•	Under Option B, the death benefit will always vary with the Policy Account Value.

Changing Death Benefit Options

After the first Policy Year, you may change death benefit options without Evidence of Insurability and with no additional charge while the Policy is in force.  Changing the death benefit option may result in a change in Face Amount.  Changing the death benefit option also may have tax consequences and may affect the net amount at risk over time (which would affect the monthly cost of insurance charge).  However, we will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code.  You should consult a tax adviser before changing death benefit options.

Decreasing the Face Amount

You select the Face Amount when you apply for the Policy.  After the first Policy Year, you may decrease the Face Amount subject to the conditions described below.  (Decreases are not allowed for policies issued in Virginia.)  We may require you to return your Policy to make a decrease.  Decreasing the Face Amount may have tax consequences and you should consult a tax adviser before doing so.

•	You must submit a Written Request to decrease the Face Amount, but you may not decrease the Face Amount below the minimum Initial Face Amount. The decrease must be for at least $25,000.

•	Any decrease will be effective on the Policy Processing Day on or next following the date we approve your request.

•	Decreasing the Face Amount may result in a surrender charge, which will reduce Policy Account Value.

•
A decrease in Face Amount generally will decrease the net amount at risk, which will decrease the cost of insurance charges.  For purposes of determining the cost of insurance charge and any surrender charge, any decrease will reduce the Initial Face Amount.

•	We will not allow a decrease in Face Amount if this decrease would cause the Policy to no longer qualify as life insurance under the Code.

•	Decreasing the Face Amount will not affect the Minimum Guarantee Premium, unless you have elected the Guaranteed Minimum Death Benefit Rider.

Settlement Options

There are several ways of receiving proceeds under the death benefit and Surrender provisions of the Policy, other than in a lump sum.  None of these options vary with the investment performance of the Separate Account.  More detailed information concerning these settlement options is available on request from our Service Center.

Surrenders and Partial Withdrawals

Surrender s

You may request to Surrender your Policy for its Net Cash Surrender Value as calculated at the end of the Valuation Day when we receive your request, subject to the following conditions:

•	You must complete and sign our Surrender form and send it to us at our Service Center. You may obtain the Surrender form by calling us at (800) 688-5177.

•	At least one Insured must be alive and the Policy must be in force when you make your request, and the request must be made before the Final Policy Date. We may require that you return the Policy.

•	If you Surrender your Policy during the first 15 Policy Years, you will incur a surrender charge. See "Charges and Deductions – Surrender Charges."

•	Once you Surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated.

•
We generally will pay the Net Cash Surrender Value to you in a lump sum within 7 days after we receive your completed, signed Surrender form unless you request other arrangements.  We may postpone payment of Surrenders under certain conditions.

•	A Surrender may have tax consequences. See "Federal Tax Considerations – Tax Treatment of Policy Benefits."

Partial Withdrawals

After the first Policy Year, you may make a Written Request to withdraw part of the Net Cash Surrender Value subject to certain conditions.  We will process each partial withdrawal at the unit values next determined after we receive your request.  We generally will pay a partial withdrawal request within 7 days after the Valuation Day when we receive the request.  We may postpone payment of partial withdrawals under certain conditions.

Rules for Partial Withdrawals

•	You must request at least $1,500.

•	For each partial withdrawal, we deduct a $25 fee from the remaining Policy Account Value. See "Charges and Deductions – Partial Withdrawal Charge."

•	At least one Insured must be alive and the Policy must be in force when you make your request, and this request must be made before the Final Policy Date.

•
You can specify the Subaccount(s) from which to make the partial withdrawal but may not specify that the partial withdrawal be deducted from the Guaranteed Account.  If you do not make a specification, we will deduct the amount (including any fee) from the Subaccounts and the Guaranteed Account on a pro-rata basis (that is, based on the proportion that each Subaccount value and the Guaranteed Account value bears to the unloaned Policy Account Value).

•	You may not make a partial withdrawal if, or to the extent that, the partial withdrawal would reduce the Face Amount below the minimum Face Amount.

Effect of Partial Withdrawals

•	A partial withdrawal can affect the Face Amount, death benefit, and net amount at risk (which is used to calculate the cost of insurance charge (see "Charges and Deductions – Monthly Deduction")).

•	If Death Benefit Option A is in effect, we will reduce the Face Amount by the amount of the partial withdrawal (including the partial withdrawal charge).

•	If you purchased the Survivorship Additional Insurance Benefit Rider, partial withdrawals first decrease the Policy's Face Amount and then the Rider coverage amount.

•	If a partial withdrawal would cause the Policy to fail to qualify as life insurance under the Code, we will not allow the partial withdrawal.

•	A partial withdrawal may have tax consequences. See "Federal Tax Considerations – Tax Treatment of Policy Benefits."

Transfers

You may make transfers between and among the Subaccounts and the Guaranteed Account.  We determine the amount you have available for transfers at the end of the Valuation Period when we receive your request.  The following features apply to transfers under the Policy:

•	You must transfer at least $1,000, or the total value in the Subaccount or Guaranteed Account, if less.

•
We deduct a $25 charge from the amount transferred for the 13th and each additional transfer in a Policy Year.  Some transfers do not count as transfers for the purpose of assessing the transfer charge (see below).

•	We may restrict the quantity and/or the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners (see "Disruptive Trading" below).

•	We consider each telephone, fax, e-mail, or Written Request to be a single transfer, regardless of the number of Subaccounts (or Guaranteed Account) involved.

•
We process transfers based on unit values determined at the end of the Valuation Day when we receive your transfer request.  The corresponding Portfolio of any Subaccount determines its net asset value per each share once daily, as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m., Eastern time), which coincides with the end of each Valuation Period.  Therefore, we will process any transfer request we receive after the close of the regular business session of the New York Stock Exchange, using the net asset value for each share of the applicable Portfolio determined as of the close of the next regular business session of the New York Stock Exchange.

Disruptive Trading

Neither the Policies nor the Portfolios are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing," "short-term trading," or "disruptive trading").  We discourage (and will take action to deter) disruptive trading in the Policies because the frequent movement between or among Subaccounts may negatively impact other Policy Owners.  Short-term trading can result in:

•	the dilution of the value of Policy Owners' interests in the Portfolio;

•
Portfolio managers taking actions that negatively impact performance (keeping a larger portion of the Portfolio's assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect Policy Owners from the negative impact of these practices, we have implemented, or we reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of disruptive trading strategies.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If active trading strategies are not successfully deterred by our actions, the performance of the Subaccounts that are actively traded will be adversely impacted.  Policy Owners remaining in the affected Subaccount will bear any resulting increased costs.

Redemption Fees.  Some Portfolios assess a short-term trading fee in connection with transfers from a Subaccount that occur within 60 days after the date of the allocation to that Subaccount.  The fee is assessed against the amount transferred and is paid to the

Portfolio.  Redemption fees compensate the Portfolio for any negative impact on fund performance resulting from short-term trading.  For more information on Short-Term Trading Fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions.  We monitor transfer activity in order to identify those who may be engaged in disruptive trading practices.  Transaction reports are produced and examined.  Generally, a Policy may appear on these reports if the Policy Owner (or a third party acting on their behalf) engages in a certain number of transfers in a given period.  We consider each telephone, fax, e-mail, or Written Request to be a single transfer, regardless of the number of Subaccounts (or the Guaranteed Account) involved.

As a result of this monitoring process, we may restrict the method of communication by which transfer orders will be accepted.  In general, we will adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfers in one calendar quarter
We will mail a letter to the Policy Owner notifying them that:
(1)  they have been identified as engaging in harmful trading practices; and
(2)  if their transfers exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Policy Owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfers in 2 consecutive calendar quarters OR More than 20 transfers in one calendar year	We will automatically limit the Policy Owner to submitting transfer requests via U.S. mail.

Each January 1st, we will start the monitoring anew, so that each Policy starts with 0 transfers each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Policies.  Some investment advisers/representatives manage the assets of multiple NLACA policies and/or contracts pursuant to trading authority granted or conveyed by multiple Policy Owners.  We will generally require these multi-contract advisers to submit all transfer requests via U.S. mail.

Other Restrictions.  We reserve the right to refuse or limit transfer requests, or take any other action deemed necessary, in order to protect Policy Owners, Payees, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Policy Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.  In the event a restriction we impose results in a transfer request being rejected, we will notify you that your transfer request has been rejected.  If a short-term trading fee is assessed on your transfer, we will provide you a confirmation of the amount of the fee assessed.

Any restrictions that we implement will be applied consistently and uniformly.  Some transfers do not count as transfers for purposes of monitoring for disruptive trading (see below).

Portfolio Restrictions and Prohibitions.  Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the Portfolios which allow them to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy owners;
(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and
(3)	instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the Portfolio (whose policies may be more restrictive than our policies).

We are required to provide such transaction information to the Portfolios upon their request.  In addition, we are required to restrict or prohibit further purchases or exchange requests upon instruction from the Portfolios.  We and any affected policy owner may not have advance notice of such instructions from a Portfolio to restrict or prohibit further purchases or exchange requests.  If a Portfolio refuses to accept a purchase or exchange request submitted by us, we will keep any affected policy owner in their current Portfolio allocation.

Transfers from the Guaranteed Account

You may make one transfer out of the Guaranteed Account within 30 days prior to or following each Policy Anniversary.  The amount transferred may not exceed 25% of the Guaranteed Account value.  However, if the Guaranteed Account value is less than $1,000, the entire Guaranteed Account value may be transferred.  If we receive your request for this transfer within 30 days prior to the Policy Anniversary, the transfer will be made as of the Policy Anniversary.  If this request is received within 30 days after the Policy Anniversary, the transfer will be made as of the date we receive the request at our Service Center.

Dollar Cost Averaging

You may elect to participate in a dollar cost averaging program in the Application or by completing an election form.  Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations.  The strategy spreads the allocation of your premium into the Subaccounts or Guaranteed Account over a period of time by systematically and automatically transferring, on a monthly basis, specified dollar amounts from any selected Subaccount to any other Subaccount(s) or the Guaranteed Account.  This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high.  We do not assure the success of this strategy, and success depends on market trends.  We cannot guarantee that dollar cost averaging will result in a profit or protect against loss.  You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.  There is no additional charge for dollar cost averaging.  We may modify, suspend, or discontinue the dollar cost averaging program at any time upon 30 days' Written Notice to you.  Dollar cost averaging transfers do not count as transfers for purposes of assessing the transfer fee and do not count as transfers for purposes of monitoring for disruptive trading.

Automatic Asset Rebalancing

We also offer an automatic asset rebalancing program under which we will automatically transfer amounts quarterly or annually to maintain a particular percentage allocation among the Subaccounts.  Policy Account Value allocated to each Subaccount will grow or decline in value at different rates.  The automatic asset rebalancing program automatically reallocates the Policy Account Value in the Subaccounts at the end of each quarterly or annual period to match your Policy's currently effective premium allocation schedule.  The automatic asset rebalancing program will transfer Policy Account Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much).  Over time, this method of investing may help you buy low and sell high.  The automatic asset rebalancing program does not guarantee gains, nor does it assure that you will not have losses.  Policy Account Value in the Guaranteed Account is not available for this program.  There is no additional charge for the automatic asset rebalancing program.  We may modify, suspend, or discontinue the automatic asset rebalancing program at any time.  Automatic asset rebalancing transfers do not count as transfers for purposes of assessing the transfer fee.  However, automatic asset rebalancing transfers do count as transfers for purposes of monitoring for disruptive trading.

Additional Transfer Rights

Special Transfer Right.  At any one time during the first 2 years following the Policy Issue Date, you may request a transfer of the entire amount in the Separate Account to the Guaranteed Account, and the allocation of all future Net Premiums to the Guaranteed Account.  This serves as an exchange of the Policy for the equivalent of a flexible premium fixed benefit life insurance policy.  We will not assess any transfer or other charges in connection with the special transfer right, and this transfer will not count as a transfer for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.

Change in Subaccount Investment Policy. If the investment policy of a Subaccount is materially changed, you may transfer the portion of the Policy Account Value in that Subaccount to another Subaccount or to the Guaranteed Account.  We will not assess a transfer charge in connection with the transfer and the transfer will not count as a transfer for purposes of assessing a transfer fee.  However, the transfer will count as a transfer for purposes of monitoring for disruptive trading.

Loans

While the Policy is in force, you may submit a request to borrow money from us using the Policy as the only collateral for the loan.  You may increase your risk of Lapse if you take a loan.  A loan that is taken from, or secured by, a Policy may have tax consequences.

Loan Conditions:

•	The minimum loan you may take is $500.

•	The maximum loan you may take is the Net Cash Surrender Value on the date of the loan.

•
To secure the loan, we transfer an amount as collateral to the Loan Account.  This amount is equal to the amount of the loan (adjusted by the guaranteed earned interest rate and the charged interest rate to the next Policy Anniversary).  You may request that we transfer this amount from specific Subaccounts, but may not request that we transfer this amount from the Guaranteed Account.  However, if you do not specify any specific Subaccounts, we will transfer the loan from the Subaccounts and the Guaranteed Account on a pro-rata basis based on the proportion that the values in the Subaccounts and Guaranteed Account bear to the unloaned Policy Account Value.  Transfers to and from the Loan Account do not count as transfers for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.

•	We charge you 6% interest per year (charged interest rate) on your loan.

•
Amounts in the Loan Account earn interest at an annual rate guaranteed not to be lower than 4.0% (earned interest rate).  We may credit the Loan Account with an interest rate different than the rate credited to Net Premiums allocated to the Guaranteed Account.  We currently credit 4.5% to amounts in the Loan Account until the 15th Policy Anniversary, and 5.50% annually thereafter.

•
You may repay all or part of your Indebtedness at any time while at least one Insured is alive and the Policy is in force.  Upon each loan repayment, we will allocate an amount equal to the loan repayment (but not more than the amount of the outstanding loan) from the Loan Account back to the Subaccounts and/or Guaranteed Account according to the pro rata basis upon which we originally transferred the loan collateral from the Subaccounts and/or Guaranteed Account as described above.  We will allocate any repayment in excess of the amount of the outstanding loan to the Subaccounts and/or the Guaranteed Account based on the amount of interest due on the portion of the outstanding loan allocated to each such account.

•
While your loan is outstanding, we will credit all payments you send to us as loan repayments unless you provide Written Notice for the payments to be applied as premium payments.  (For New York residents, we will credit all payments you send to us as premium payments unless you provide Written Notice for the payments to be applied as loan repayments.)

•
A loan, whether or not repaid, affects the Policy, the Policy Account Value, the Net Cash Surrender Value, and the death benefit.  Loan amounts are not affected by the investment performance of the Subaccounts and may not be credited with the interest rates accruing on the Guaranteed Account.  We deduct any Indebtedness from the Policy Account Value upon Surrender, and from the Insurance Proceeds payable on the last surviving Insured's death.

•
If your Indebtedness causes the Net Cash Surrender Value on a Policy Processing Day to be less than the Monthly Deduction due, your Policy will enter a Grace Period.  See "Policy Lapse and Reinstatement."

•	We normally pay the amount of the loan within 7 days after we receive a loan request. We may postpone payment of loans under certain conditions.

There are risks involved in taking a loan, including the potential for a Policy to Lapse if projected earnings, taking into account outstanding loans, are not achieved.  If the Policy is a MEC, then a loan will be treated as a partial withdrawal for federal income tax purposes.  A loan may also have possible adverse tax consequences that could occur if a Policy Lapses with loans outstanding.  See "Policy Lapse and Reinstatement."  In addition, if a loan is taken from a Policy that is part of a plan subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), the loan will be treated as a "prohibited transaction" subject to certain penalties unless additional ERISA requirements are satisfied.  The Owner of such a Policy should seek competent advice before requesting a Policy loan.

Telephone, Fax, and E-Mail Requests

In addition to Written Requests, we may accept telephone, fax, and e-mail instructions from you or an authorized third party regarding transfers, dollar cost averaging, automatic asset rebalancing, loans (excluding 403(b) plans), exercise of the special transfer right, and partial withdrawals (fax and e-mail only), subject to the following conditions:

•
You must complete and sign our telephone, fax, or e-mail request form and send it to us.  You also may authorize us in the Application or by Written Notice to act upon instructions given by telephone, fax, and e-mail.

•	You may designate in the request form a third party to act on your behalf in making telephone, fax, and e-mail requests (subject to our disruptive trading policies).

•	We will employ reasonable procedures to confirm that instructions are genuine.

•
If we follow these procedures, we are not liable for any loss, damage, cost, or expense from complying with instructions we reasonably believe to be authentic.  You bear the risk of any such loss.  If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

•
These procedures may include requiring forms of personal identification prior to acting upon instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions received from you.

•	We reserve the right to suspend telephone, fax and/or e-mail instructions at any time for any class of policies for any reason.

If you are provided a personal identification number ("PIN") in order to execute electronic transactions, you should protect your PIN, because self-service options will be available to your agent of record and to anyone who provides your PIN.  We will not be able to verify that the person providing instructions by telephone, fax, or e-mail is you or is authorized by you.

Telephone, fax, and e-mail may not always be available.  Any telephone, fax, or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may delay or prevent our processing of your request.  Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.  If you are experiencing problems, you should make your request by writing to the Service Center.

Policy Lapse and Reinstatement

Lapse

Your Policy may enter a 61-day Grace Period and possibly Lapse (terminate without value) if the Net Cash Surrender Value is not enough to pay the Monthly Deduction and other charges.  If you have taken a loan, then your Policy also will enter a Grace Period (and possibly Lapse) whenever your Indebtedness reduces the Net Cash Surrender Value to zero.

Your Policy will not Lapse:

1.
During the first 5 Policy Years (during the first 8 Policy Years for Policies issued on or before July 31, 2005), if you pay Premiums (less any Indebtedness and partial withdrawals) in excess of the Minimum Guarantee Premium;

2.	If you purchase a Guaranteed Minimum Death Benefit Rider and meet certain conditions; or

3.	If you make a payment equal to 3 Monthly Deductions before the end of the Grace Period.

If your Policy enters a Grace Period, we will mail a notice to your last known address.  The 61-day Grace Period begins on the date of the notice.  The notice will indicate that the payment amount of 3 Monthly Deductions is required and will also indicate the final date by which we must receive the payment to keep the Policy from lapsing.  If we do not receive the specified minimum payment by the end of the Grace Period, all coverage under the Policy will terminate and you will receive no benefits.  You may reinstate a lapsed Policy if you meet certain requirements.  If the last surviving Insured dies during the Grace Period, we will pay the Insurance Proceeds.

Reinstatement

Unless you have surrendered your Policy, you may reinstate a lapsed Policy at any time while both Insureds are alive and within 3 years after the end of the Grace Period (and prior to the Final Policy Date) by submitting all of the following items to us at our Service Center:

1.	A Written Notice requesting reinstatement;

2.	Evidence of Insurability we deem satisfactory; and

3.	Payment of sufficient premium to keep the Policy in force for at least 3 months following the date of reinstatement.

The effective date of reinstatement will be the first Policy Processing Day on or next following the date we approve your application for reinstatement.  The reinstated Policy will have the same Policy Date as it had prior to the Lapse.  Upon reinstatement, the Policy Account Value will be based upon the premium paid to reinstate the Policy.

The Company and the Guaranteed Account

Nationwide Life and Annuity Company of America

We are a stock life insurance company.  Our corporate headquarters are located at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312.  Our Service Center is located at 300 Continental Drive, Newark, Delaware 19713.

The Guaranteed Account

The Guaranteed Account is part of our general account.  We own the assets in the general account, and we use these assets to support our insurance and annuity obligations other than those funded by our separate investment accounts.  These assets are subject to our general liabilities from business operations.  Subject to applicable law, we have sole discretion over investment of the Guaranteed Account's assets.  We bear the full investment risk for all amounts allocated or transferred to the Guaranteed Account.  We guarantee that the amounts allocated to the Guaranteed Account will be credited interest daily at a net effective annual interest rate of at least 4%.  The principal, after charges and deductions, is also guaranteed.  We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion.

The Guaranteed Account value will not share in the investment performance of our general account.  Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the Guaranteed Account will be credited with different current interest rates.  For each amount allocated or transferred to the Guaranteed Account, we apply the current interest rate to the end of the calendar year.  At the end of that calendar year, we reserve the right to declare a new current interest rate on this amount and accrued interest thereon (which may be a different rate than the rate that applies to new allocations to the Guaranteed Account on that date).  We guarantee the rate declared on this amount and accrued interest thereon at the end of each calendar year for the following calendar year.  You assume the risk that interest credited to amounts in the Guaranteed Account may not exceed the minimum 4% guaranteed rate.

We allocate amounts from the Guaranteed Account for partial withdrawals, transfers to the Subaccounts, or charges for the Monthly Deduction on a last in, first out (i.e., LIFO) basis for the purpose of crediting interest.

We have not registered the Guaranteed Account with the SEC, and the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Guaranteed Account.

The Separate Account and the Portfolios

The Separate Account

The Separate Account is a separate investment account established under Delaware law.  We own the assets in the Separate Account and we are obligated to pay all benefits under the Policies.  We may use the Separate Account to support other variable life insurance policies we issue.  The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.  This registration does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

We have divided the Separate Account into Subaccounts that may invest in shares of one of the Portfolios available under the Policy.  The Subaccounts buy and sell Portfolio shares at net asset value.  Any dividends and distributions from a Portfolio are reinvested at net asset value in shares of that Portfolio.

Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account will be credited to or charged against the Separate Account without regard to our other income, gains, or losses.  Income, gains, and losses credited to, or charged against, a Subaccount reflect the Subaccount's own investment performance and not the investment performance of our other assets.  The Separate Account assets are held separate from our other assets and are not part of our general account.  We may not use the Separate Account's assets to pay any of our liabilities other than those arising from the Policies.  If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.  The Separate Account may include other Subaccounts that are not available under the Policies and are not discussed in this prospectus.

We reserve the right to make structural and operational changes affecting the Separate Account.  See "Addition, Deletion, or Substitution of Investments," below.

We do not guarantee any money you place in the Subaccounts.  The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio.  You could lose some or all of your money.

The Portfolios

The Separate Account invests in shares of certain Portfolios.  Each Portfolio is part of a mutual fund that is registered with the SEC as an open-end management investment company.  This registration does not involve supervision of the management or investment practices or policies of the Portfolios or mutual funds by the SEC.

Each Portfolio's assets are held separate from the assets of the other Portfolios, and each Portfolio has investment objectives and policies that are different from those of the other Portfolios.  Thus, each Portfolio operates as a separate investment fund, and the income or losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.  For more detail about each Portfolio, refer to each Portfolio's prospectus and/or "Appendix A: Portfolio Information" later in this prospectus.

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the Code.  It is possible that, in the future, material conflicts could arise as a result of such "mixed and shared" investing.

These Portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public.  However, the investment objectives and policies of certain Portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance of the Portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios.  There can be no assurance, and we make no representation, that the investment performance of any of the Portfolios available under the Policy will be comparable to the investment performance of any other portfolio, even if the other portfolio has the same investment adviser or manager, the same investment objectives and policies, and a very similar name.

We (or an affiliate) may receive compensation from a Fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Policies.  The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Policies and other policies issued by us (or an affiliate).  These percentages differ, and some Funds, advisers, or distributors (or affiliates) may pay us more than others.  We also may receive 12b-1 fees.

Addition, Deletion, or Substitution of Investments

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account without your consent, including, among others, the right to:

1.	Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;

2.	Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at our discretion;

3.	Substitute or close Subaccounts to allocations of Premiums or Policy Account Value, or both, and to existing investments or the investment of future Premiums, or both, at any time at our discretion;

4.	Transfer assets supporting the Policies from one Subaccount to another or from the Separate Account to another separate account;

5.	Combine the Separate Account with other separate accounts, and/or create new separate accounts;

6.	Deregister the Separate Account under the 1940 Act, or operate the Separate Account as a management investment company under the 1940 Act, or as any other form permitted by law; and

7.	Modify the provisions of the Policy to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law.

The particular Portfolios available under the Policies may change from time to time.  Specifically, Portfolios or Portfolio share classes that are currently available may be removed or closed off to future investment.  New Portfolios or new share classes of currently available Portfolios may be added.  Policy Owners will receive notice of any such changes that affect their Policy.  Additionally, not all of the Portfolios are available in every state.

The Portfolios, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.  We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments.  We will notify you of any changes.

Substitution of Securities. We may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC. All affected policy owners will be notified in the event there is a substitution, elimination or combination of shares.

In February 2008, we filed an application with the SEC for an order permitting us to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the policy that have similar investment objectives and strategies.  If and when we receive SEC approval for these substitutions, affected policy owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account. We may deregister Nationwide VLI Separate Account - A under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All policy owners will be notified in the event we deregister Nationwide VLI Separate Account-A.

Voting Portfolio Shares

Even though we are the legal owner of the Portfolio shares held in the Subaccounts, and have the right to vote on all matters submitted to shareholders of the Portfolios, we will vote our shares only as Owners instruct, so long as such action is required by law.

Before a vote of a Portfolio's shareholders occurs, you will receive voting materials.  We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner.  You will have the right to instruct us on the number of Portfolio shares that corresponds to the amount of Policy Account Value you have in that Portfolio (as of a date set by the Portfolio).

If we do not receive voting instructions on time from some Owners, we will vote those shares in the same proportion as the timely voting instructions we receive.  What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote. Should federal securities laws, regulations, or interpretations change, we may elect to vote Portfolio shares in our own right.  If required by state insurance officials, or if permitted under federal regulation, under certain circumstances we may disregard certain Owner voting instructions.  If we ever disregard voting instructions, we will send you a summary in the next annual report to Owners advising you of the action and the reasons we took this action.

Charges and Deductions

We make certain charges and deductions under the Policy.  These charges and deductions compensate us for: (1) services and benefits we provide; (2) costs and expenses we incur; and (3) risks we assume.

Services and benefits we provide:	• the death benefit, cash, and loan benefits under the Policy • investment options, including premium allocations • administration of elective options • the distribution of reports to Owners
Costs and expenses we incur:
•  costs associated with processing and underwriting Applications, and with issuing and administering the Policy (including any Riders)
•  overhead and other expenses for providing services and benefits
•  sales and marketing expenses
•  other costs of doing business, such as collecting Premiums, maintaining records, processing claims, effecting transactions, and paying federal, state, and local premium and other taxes and fees
•  redemption fees assessed by certain Portfolios

Risk we assume:
•  that the cost of insurance charges we may deduct are insufficient to meet our actual claims because Insureds die sooner than we estimate
•  that the costs of providing the services and benefits under the Policies exceed the charges we deduct

Premium Expense Charge

Prior to allocation of net premium, we deduct a premium expense charge from each premium to compensate us for distribution expenses and certain taxes.  We credit the remaining amount (the Net Premium) to your Policy Account Value according to your allocation instructions.  The premium expense charge consists of:

Premium Tax Charge: for state and local premium taxes based on the rate for the Insureds' residences at the time the premium is paid.  Premium taxes vary from state to state but range from 0% to 4%.  (Kentucky imposes an additional city premium tax that applies only to first year premium.  This tax varies by municipality and is no greater than 12%.)  No premium tax charge is deducted in jurisdictions that impose no premium tax.

Percent of Premium Charge: equal to 6% of each premium payment in the first 15 Policy Years and 1.5% of each premium payment thereafter.  We collect this charge to compensate us partially for federal taxes and the cost of selling the Policy.  We may increase this charge to a maximum of 6% of each premium payment.

The premium expense charge is a percentage of each premium payment.  This means that the greater the amount and frequency of premium payments you make (particularly during the first 15 Policy Years), the greater the amount of the premium expense charge we will assess.

Monthly Deduction

We deduct a Monthly Deduction from the Policy Account Value on the Policy Date and on each Policy Processing Day to compensate us for administrative expenses and for the Policy's insurance coverage.  We will make deductions from each Subaccount and the Guaranteed Account in accordance with the allocation percentage for Monthly Deductions you chose at the time of application, or as later changed by Written Notice.  If we cannot make a Monthly Deduction on this basis, we will make deductions on a pro rata basis (i.e., in the same proportion that the value in each Subaccount and the Guaranteed Account bears to the unloaned Policy Account Value on the Policy Processing Day).  Because portions of the Monthly Deduction (such as the cost of insurance) can vary from month to month, the Monthly Deduction will also vary.

If the Policy Date is set prior to the Policy Issue Date, a Monthly Deduction will accrue on the Policy Date and on each Policy Processing Day until the Policy Issue Date.  On the Policy Issue Date, these accrued Monthly Deductions will be deducted from the Policy Account Value.  The maximum amount deducted on the Policy Issue Date will equal the sum of 6 Monthly Deductions.  We will then deduct a Monthly Deduction from the Policy Account Value on each Policy Processing Day thereafter as described above.

The Monthly Deduction has 4 components:

•	the cost of insurance charge;

•	the monthly administrative charge;

•	the initial administrative charge (for the first 12 Policy Processing Days); and

•	charges for any Riders (as specified in the applicable Rider(s)).

Cost of Insurance.  We assess a monthly cost of insurance charge to compensate us for underwriting the death benefit.  The charge depends on a number of variables (Issue Age, sex, Premium Class, Policy Year, and net amount at risk (described below)) that would cause it to vary from Policy to Policy and from Policy Processing Day to Policy Processing Day.  Your Policy's specifications page indicates the guaranteed cost of insurance charge applicable to your Policy.  We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.

Cost of insurance charge:
The cost of insurancecharge is equal to:
•  the monthly cost of insurance rate; multiplied by
•  the net amount at risk for your Policy on the Policy Processing Day.
The net amount at risk is equal to:
•  the death benefit on the Policy Processing Day; minus
•  the Policy Account Value on the Policy Processing Day.

We also calculate a cost of insurance charge for any Survivorship Additional Insurance Benefit Rider.  Generally, the current cost of insurance rates for this Rider are lower than the current cost of insurance rates on the Policy's net amount at risk.  The guaranteed cost of insurance rates under the Rider are the same as the guaranteed cost of insurance rates on the Policy's net amount at risk.

Net Amount at Risk.  The net amount at risk is affected by investment performance, loans, payments of Premiums, Policy  fees and charges, the death benefit option chosen, partial withdrawals, and decreases in Face Amount.

Cost of Insurance Rates.  We base the cost of insurance rates on each Insured's Issue Age, sex, Premium Class, number of full years the insurance has been in force, and the Face Amount.  The actual monthly cost of insurance rates are based on our expectations as to future mortality and expense experience.  The rates will never be greater than the guaranteed cost of insurance rates stated in your Policy.  These guaranteed rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Table and each Insured's Issue Age, sex, and Premium Class.  Any change in the cost of insurance rates will apply to all pairs of Insureds of the same Issue Age, sex, Premium Class, and number of full years insurance has been in force.

Premium Class.  The Premium Class of each Insured will affect the cost of insurance rates.  We use an industry-standard method of underwriting in determining Premium Classes, which are based on the health of the Insureds.  We currently place Insureds into one of three standard classes – preferred, nonsmoker, and smoker – or into classes with extra ratings, which reflect higher mortality risks and higher cost of insurance rates.

Monthly Administrative Charge.  Each month we deduct a monthly administrative charge (presently $7.50 plus $.01 per $1,000 of Face Amount) to compensate us for ordinary administrative expenses such as record keeping, processing death benefit claims and Policy changes, preparing and mailing reports, and overhead costs.  This charge may be increased but will not exceed $12 plus $.03 per $1,000 of Face Amount per month.

Initial Administrative Charge.  On the first 12 Policy Processing Days, we deduct an initial administrative charge for Policy issue costs.

The initial administration charge is $17.50 plus an amount per $1,000 of Face Amount as follows:

$0.11 per $1,000 on the first million of Face Amount
$0.09 per $1,000 on the next million of Face Amount
$0.07 per $1,000 on the next million of Face Amount
$0.05 per $1,000 on the next million of Face Amount
$0.03 per $1,000 on the next million of Face Amount
$0 on the excess Face Amount over $5 million

Charges for Riders.  The Monthly Deduction includes charges for any supplemental insurance benefits you add to your Policy by Rider.  For example, if you elect the Guaranteed Minimum Death Benefit Rider, we deduct a charge of $0.01 per every $1,000 of Face Amount on the Rider Policy Date and each Policy Processing Day thereafter to compensate us for costs associated with providing the guaranteed death benefit.

Mortality and Expense Risk Charge

We deduct a daily charge from each Subaccount (but not the Guaranteed Account) to compensate us for certain mortality and expense risks we assume.  The mortality risk is that the Insureds will live for a shorter time than we project.  The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.

This charge is currently equal to:

•	the assets in each Subaccount; multiplied by

•	0.002055%, which is the daily portion of the annual mortality and expense risk charge rate of 0.75% during all Policy Years.

If this charge does not cover our actual costs, we absorb the loss.  Conversely, if the charge more than covers actual costs, the excess is added to our surplus.  We may increase this charge to a maximum annual rate of 0.90%.  We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.

In certain situations, a portion of the mortality and expense risk charge may be offset by the Special Policy Account Value Credit.  See "Policy Account Values – Special Policy Account Value Credit."

Surrender Charges

Surrender charges are deducted to compensate us partially for the cost of administering, issuing, and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of Applications for insurance, processing of the Applications, establishing Policy records, and Policy issue.  We do not expect surrender charges to cover all of these costs.  To the extent that they do not, we will cover the shortfall from our general account assets, which may include profits from the mortality and expense risk charge and cost of insurance charge.

Surrender Charge.  If your Policy Lapses or you fully Surrender your Policy during the first 15 Policy Years, we deduct a surrender charge from your Policy Account Value and pay the remaining amount (less any outstanding Indebtedness) to you.  The payment you receive is called the Net Cash S Surrender Value.  This surrender charge does not apply to partial withdrawals.

The surrender charge consists of:

1.	Deferred Administrative Charge: the charge described in the table below less any deferred administrative charge previously paid at the time of a decrease in Face Amount.

Policy Year(s)	Charge Per $1,000 of Face Amount
1-11	$5.00
12	$4.00
13	$3.00
14	$2.00
15	$1.00
16+	$-0-

2.	Deferred Sales Charge: this charge equals the lesser of a or b (less any deferred sales charge previously paid at the time of a prior decrease in Face Amount), where:

a = 30% of all Premiums paid to the date of Surrender or Lapse; or

b = the following percentage of Target Premium:

	% of Target Premium for the Face Amount
	Policy Years
Joint Equal Age	1-11	12	13	14	15	16
25-71	60%	48%	36%	24%	12%	0%
72-73	50	40	30	20	10	0
74-75	40	32	24	16	8	0
76-78	30	24	18	12	6	0
79-83	20	16	12	8	4	0
84-85	10	8	6	4	2	0

Decrease in Face Amount.  In the event of a decrease in Face Amount before the end of the 15th Policy Year, we deduct a charge that is a portion of the surrender charge.

•	We determine this portion by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge.

•	We will deduct the surrender charge applicable to the decrease from the Policy Account Value and the remaining surrender charge will be reduced by the amount deducted.

•	Where a decrease causes a partial reduction in the Face Amount, we will deduct a proportionate share of the surrender charge.

•
We will deduct the surrender charge from the Subaccounts and the Guaranteed Account based on the proportion that the values in the Subaccounts and the Guaranteed Account bear to the total unloaned Policy Account Value.

The surrender charge varies based on each Insured's Issue or Attained Age, sex, Premium Class, and Initial Face Amount.  The Target Premium varies based on each Insured's Issue Age and Face Amount, and the maximum Target Premium for any Policy is $78.61 per $1,000 of Face Amount.  Your Policy's specifications page indicates the surrender charges applicable to your Policy.

The surrender charge may be significant.  You should carefully calculate this charge before you request a surrender or decrease in Face Amount.  Under some circumstances the level of surrender charges might result in no Net Cash Surrender Value available.

We will waive the surrender charge of your policy if you elect to surrender it in exchange for a plan of permanent fixed life insurance offered by us subject to the following:

•	the exchange and waiver may be subject to your providing us new evidence of insurability and our underwriting approval; and

•	you have not elected the Disability Waiver Benefit Rider.

We may impose a new surrender charge on the policy received in the exchange.

Partial Withdrawal Charge

After the first Policy Year, you may request a partial withdrawal from your Policy Account Value.  For each partial withdrawal, we will deduct a $25 fee from the remaining Policy Account Value.  This charge is to compensate us for administrative costs in generating the withdrawn payment and in making all calculations that may be required because of the partial withdrawal.

Transfer Charge

We currently allow you to make 12 transfers among the Subaccounts or the Guaranteed Account each Policy Year with no additional charge.

•
We deduct $25 for the 13th and each additional transfer made during a Policy Year to compensate us for the costs of processing these transfers.  We deduct the transfer charge from the amount being transferred.

•
For purposes of assessing the transfer charge, we consider each telephone, fax, e-mail, or Written Request to be one transfer, regardless of the number of Subaccounts (or Guaranteed Account) affected by the transfer.

•
Transfers due to dollar cost averaging, automatic asset rebalancing, loans, the exchange privilege, the special transfer right, change in Subaccount investment policy, or the initial reallocation of account values from the Money Market Subaccount do not count as transfers for the purpose of assessing this charge.

Short-Term Trading Fees

Some Portfolios may assess (or reserve the right to assess) a short-term trading fee (or "redemption fee") in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to the Subaccount.

Short-Term Trading Fees are intended to compensate the Portfolio (and Policy Owners with interests allocated in the Portfolio) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-Term Trading Fees are not intended to affect the large majority of Policy Owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any Portfolio available in conjunction with the Policies described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-Term Trading Fees will only apply to those Subaccounts corresponding to Portfolios that charge such fees (see the Portfolio prospectus).  Any Short-Term Trading Fees paid are retained by the Portfolio and are part of the Portfolio’s assets.  Policy Owners are responsible for monitoring the length of time allocations are held in any particular Subaccount.  We will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

For a complete list of the Portfolios offered under the Policy that assess (or reserve the right to assess) a Short-Term Trading Fee, please refer to the list of available Portfolios earlier in this prospectus.

If a redemption fee is assessed, the Portfolio will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the Short-Term Trading Fee on to the specific Policy Owner that engaged in short-term trading by deducting an amount equal to the redemption fee from that Policy Owner’s sub-account value.  All such fees will be remitted to the Portfolio; none of the fee proceeds will be retained by the Variable Account or us.

When multiple Net Premiums (or exchanges) are made to a Subaccount that is subject to Short-Term Trading Fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging and Automatic Asset Rebalancing;

•	Policy loans or surrenders; or

•	payment of the Insurance Proceeds upon the Insured's death.

New share classes of certain currently available Portfolios may be added as investment options under the Policy.  These new share classes may require the assessment of Short-Term Trading Fees.  When these new share classes are added, new Net Premiums and exchange reallocations to the Portfolios in question may be limited to the new share class.

Loan Interest Charge

Loan interest is charged in arrears on the amount of an outstanding Policy loan.  Loan interest that is unpaid when due will be added to the amount of the loan on each Policy Anniversary and will bear interest at the same rate.  We charge an annual interest rate of 6.00% on Policy loans.

After offsetting the 4.00% interest we guarantee we will credit to the Loan Account, the maximum guaranteed net cost of loans is 2.00% (annually).  Moreover:

•	after offsetting the 4.50% interest we currently credit to the Loan Account during the first 15 Policy Years, the net cost of loans is 1.50% (annually); and

•	after offsetting the 5.50% interest we currently credit to the Loan Account after the 15th Policy Anniversary, the net cost of loans is 0.50% (annually).

Portfolio Expenses

The value of the net assets of each Subaccount reflects the management fees and other expenses incurred by the corresponding Portfolio in which the Subaccount invests.  For further information, consult the Portfolios' prospectuses.

Federal Tax Considerations

The following summarizes some of the basic federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations.  This discussion is not intended as tax advice.  Please consult counsel or other qualified tax advisers for more complete information.  We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS").  Federal income tax laws and the current interpretations by the IRS may change.

Tax Status of the Policy.  A Policy must satisfy certain requirements set forth in the Code in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies.  The manner in which these requirements are to be applied to certain features of the Policy are not directly addressed by the Code, and there is limited guidance as to how these requirements are to be applied.  In particular, there is some uncertainty regarding the federal tax treatment of survivorship life insurance policies.  We anticipate that a Policy should satisfy the applicable Code requirements.  Because of the absence of pertinent interpretations of the Code requirements, there is, however, some uncertainty about the application of these requirements to the Policy, particularly if you pay the full amount of Premiums permitted under the Policy.  If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with these requirements and we reserve the right to restrict Policy transactions in order to do so.

In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets.  Where this is the case, the policy owners have been currently taxed on gains attributable to the separate account assets.  There is little guidance in this area, and some features Owner of the policies, such as the flexibility to allocate Premiums and Policy Account Values, as well as the number of Subaccounts, have not been explicitly addressed in published rulings.  While we believe that the Policy does not give you investment control over Separate Account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the Separate Account assets supporting the Policy.

In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order to treat the Policy as a life insurance policy for federal income tax purposes.  We intend that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance policy for federal income tax purposes.

Tax Treatment of Policy Benefits

In General.  The death benefit under a Policy should be excludible from the Beneficiary's gross income.  Federal, state, and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the Beneficiary's circumstances.  You should consult a tax adviser on these consequences.

Generally, you will not be deemed to be in receipt of the Policy Account Value until there is a distribution.  When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a modified endowment contract ("MEC").

Modified Endowment Contracts.  Under the Code, certain life insurance policies are classified as MECs, which have less favorable income tax treatment than other life insurance policies.  Due to the Policy's flexibility as to Premiums and benefits, each Policy's individual circumstances will determine whether the Policy is classified as a MEC.  In general, a Policy will be classified as a MEC if the amount of Premiums paid into the Policy causes the Policy to fail the "7-pay test."  A Policy will fail the 7-pay test if at any time in the first seven Policy Years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the Policy at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced Face Amount.  If there is a "material change" in the Policy's benefits or other terms, the Policy may have to be retested as if it were a newly issued Policy.  A material change may occur, for example, when there is an increase in the death benefit that is due to the payment of an unnecessary Premium.  Unnecessary Premiums are Premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven Policy Years.  To prevent your Policy from becoming a MEC, it may be necessary to limit Premiums or to limit reductions in benefits.  A current or prospective should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a MEC.

Distributions from Modified Endowment Contracts.  Policies classified as MECs are subject to the following tax rules:

•
All distributions other than death benefits from a MEC, including distributions upon Surrender and partial withdrawals, will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the unloaned Policy Account Value immediately before the distribution plus prior distributions over the Owner's total investment in the Policy at that time.  They will be treated as tax-free recovery of the Owner's investment in the Policy only after all such excess has been distributed.  "Total investment in the Policy" means the aggregate amount of any Premiums or other considerations paid for a Policy, plus any previously taxed distributions.

•	Loans taken from such a Policy (or secured by such a Policy, e.g., by pledge or assignment) are treated as distributions and taxed accordingly.

•
A 10% additional income tax penalty is imposed on the amount includible in income except where the distribution or loan is made after you have attained age 59½ or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

If a Policy becomes a MEC, distributions that occur during the Policy Year will be taxed as distributions from a MEC.  In addition, distributions from a Policy within 2 years before it becomes a MEC will be taxed in this manner.  This means that a distribution from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

Distributions from Policies that are not Modified Endowment Contracts (“MEC”).  Distributions other than death benefits from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and then as taxable income after the recovery of all investment in the Policy.  However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance policy for federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Policy that is not a MEC are generally not treated as distributions.

Finally, distributions from, and loans from (or secured by), a Policy that is not a MEC are not subject to the 10% additional tax.

Multiple Policies.  All MECs that we issue (and that our affiliates issue) to the same Owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.

Policy Loans.  In general, interest you pay on a loan from a Policy will not be deductible.  If a loan from a Policy that is not a MEC is outstanding when the Policy is canceled or Lapses, the amount of the outstanding Indebtedness will be added to the amount distributed and will be taxed accordingly.  Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences.

Taxation of Policy Split.  The Policy Split Option Rider permits a Policy to be split into two other permanent life policies upon the occurrence of a divorce of the joint Insureds or certain changes in federal estate tax law.  A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031 through 1043 of the Code.  If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split.  In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts.  Before you exercise rights provided by the Policy Split Option Rider, it is important that you consult with a competent tax adviser regarding the possible consequences of a policy split.

Business Uses of the Policy.  The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others.  The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement.  The IRS has also recently issued new guidance on split dollar insurance plans.  In addition, Internal Revenue Code Section 409A, which sets forth new rules for taxation of nonqualified deferred compensation, was added to the Code for deferrals after December 31, 2004.  Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser as to tax attributes of the arrangement.

In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses.  Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.  Also, see, “Special Considerations For Life Insurance Policies Owned By Corporations or Other Employees,” below.

Tax Shelter Regulations.  Prospective Owners should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

Withholding.  To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability.  Recipients can generally elect, however, not to have tax withheld from distributions.

Alternative Minimum Tax.  There may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

Continuation of Policy Beyond Age 100.  The tax consequences of continuing the Policy beyond the younger Insured's 100th year are unclear.  You should consult a tax adviser if you intend to keep the Policy in force beyond the younger Insured's 100th year.

Other Policy Owner Tax Matters.  The transfer of the Policy or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes.  For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the Owner may have gift, estate, and/or generation-skipping transfer tax consequences under federal tax law.  The individual situation of each Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of the Policy proceeds will be treated for purposes of federal, state, and local estate, inheritance, generation-skipping, and other taxes.

Possible Tax Law Changes.  While the likelihood of legislative or other changes is uncertain, there is always a possibility that the tax treatment of the Policy could change by legislation or otherwise.  It is even possible that any legislative change could be retroactive (effective prior to the date of the change).  You should consult a tax adviser with respect to legislative developments and their effect on the Policy.

Special Rules for Pension and Profit-Sharing Plans.  If a Policy is purchased by a pension or profit-sharing plan, or similar deferred compensation arrangement, the federal, state and estate tax consequences could differ.  A competent tax adviser should be consulted in connection with such a purchase.

The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited.  The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income.  The amount of this cost should be reported to the participant annually.  If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's Beneficiary, then the excess of the death benefit over the Policy Account Value is not subject to the federal income tax.  However, the Policy Account Value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy.  Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA").  You should consult a qualified adviser regarding ERISA.

Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA.  Plan loans must also satisfy tax requirements to be treated as nontaxable.  Plan loan requirements and provisions may differ from Policy loan provisions.  Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA.  Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.

Special Rules for 403(b) Arrangements.  If a Policy is purchased in connection with a Section 403(b) tax-sheltered annuity program, the "Special Rules for Pension and Profit-Sharing Plans" discussed above may be applicable.  In July, 2007, the IRS and the Treasury Department released final regulations that prohibit the purchase of a life insurance policy in a 403(b) plan after September 23, 2007.  In addition, Premiums, distributions and other transactions with respect to the Policy must be administered, in coordination with the Section 403(b) annuity, to comply with the requirements of Section 403(b) of the Code.  A competent tax adviser should be consulted.

Foreign Tax Credits.  To the extent that any underlying eligible Portfolio makes the appropriate election, certain foreign taxes paid by the Portfolio will be treated as being paid by us, and we may deduct or claim a tax credit for such taxes.  The benefits of any such deduction or credit will not be passed through to Policy Owners.

Supplemental Benefits and Riders.  A discussion of the tax consequences associated with particular supplemental benefits and Riders available under the Policy, can be found in the SAI.

Special Considerations For Life Insurance Policies Owned By Corporations or Other Employers

In 2006, President Bush signed the Pension Protection Act of 2006, which contains new Code Sections 101(j) and 6039I, which affect the tax treatment of life insurance policies owned by the employer of the Insured.  These provisions are generally effective for life insurance policies issued after August 17, 2006.  However, policies issued after that date pursuant to a Section 1035 exchange are excluded from the operation of these new provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.

New Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policyholder for the policy.  Consequently, under this general rule, the entire death benefit, less the cost to the policyholder, will be taxable.  Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.

There are 2 exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied.  These requirements are as follows:  Prior to the issuance of the company, (a) the employee is notified in writing that the employer intends to insure the employee's life, and the maximum face amount for which the employee could be insured at the time that the policy is issued; (b) the employee provides written consent to being insured under the policy and that such coverage may continue after the Insured terminates employment; and (c) the employee is informed in writing that the employer will be a beneficiary of any proceeds payable upon the death of the employee.  If the employer fails to meet all of those requirements, then neither exception can apply.

The 2 exceptions are as follows.  First, if proper notice and consent are given and received, and if the Insured was an employee at any time during the 12-month period before the Insured’s death, then new Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the policy is issued the Insured is either a director, a “highly compensated employee” (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a “highly compensated individual” (within the meaning of Section 105(h)(5), except “35%” is substituted for “25%” in paragraph (C) thereof), then the new Section 101(j) would not apply.

Code Section 6039I requires any policyholder of an employer-owned policy to file an annual return showing (a) the number of employees of the policyholder, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policyholder, and (e) that the policyholder has a valid consent for each Insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained).  Proper recordkeeping is also required by this section.

It is your responsibility to (a) provide the proper notice to each Insured, (b) obtain the proper consent from each Insured, (c) inform each Insured in writing that you will be the beneficiary of any proceeds payable upon the death of the Insured, and (d) file the annual return required by Section 6039I.  If you fail to provide the necessary notice and information, or fail to obtain the necessary consent, the death benefit will be taxable to you when received.  If you fail to file a properly completed return under Section 6039I, you could be required to pay a penalty.

Split Dollar Arrangements

You may enter into a split dollar arrangement with another Owner or another person(s) whereby the payment of Premiums and the right to receive the benefits under the Policy (i.e., Net Cash Surrender Value or Insurance Proceeds) are split between the parties.  There are different ways of allocating these rights.  For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the Premiums and will have the right to receive the Net Cash Surrender Value.  The employee may designate the Beneficiary to receive any Insurance Proceeds in excess of the Net Cash Surrender Value.  If the employee dies while such an arrangement is in effect, the employer would receive from the Insurance Proceeds the amount that he would have been entitled to receive upon Surrender of the policy and the employee's Beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our Service Center.

New Guidance on Split Dollar Arrangements.  On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act").  The Act prohibits, with limited exceptions, publicly traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.  Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

In addition, the IRS and Treasury Department have recently issued guidance that substantially affects the tax treatment of split-dollar arrangements.  The parties who elect to enter into a split dollar arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement, and before entering into or paying additional Premiums with respect to such arrangements.

Supplemental Benefits and Riders

The following Riders offering supplemental benefits are available under the Policy.  Most of these Riders are subject to age and underwriting requirements and most must be purchased when the Policy is issued.  We generally deduct any monthly charges for these Riders from Policy Account Value as part of the Monthly Deduction.  (See the Fee Table for more information concerning Rider expenses.)

Your agent can help you determine whether any of the Riders are suitable for you.  For example, you should consider a number of factors when deciding whether to purchase coverage under the base Policy only or in combination with the Convertible Term Life Insurance Rider or the Survivorship Additional Insurance Benefit Rider.  Even though the death benefit coverage may be the same (regardless of whether you purchase coverage under the Policy only or in combination with one or more of these Riders), there may be important cost differences between the Policy and the Riders.  The most important factors that will affect your decision are (a) the amount of Premiums you pay, (b) the cost of insurance charges under the Policy and under the Riders, (c) the investment performance of the Subaccounts in which you allocate your Premiums, (d) your level of risk tolerance, and (e) the length of time you plan to hold the Policy.  You should carefully evaluate all of these factors and discuss all of your options with your agent.  For more information on electing a Rider, contact our Service Center for a free copy of the SAI, and for personalized illustrations that show different combinations of the Policy with various Riders.  These Riders may not be available in all states.  Please contact us for further details.

We currently offer the following Riders under the Policy:

•	Change of Insured Rider;

•	Convertible Term Life Insurance Rider;

•	Disability Waiver Benefit Rider;

•	Final Policy Date Extension Rider;

•	Guaranteed Minimum Death Benefit Rider;

•	Policy Split Option Rider; and

•	Survivorship Additional Insurance Benefit Rider.

Sale of the Policies

The Policy will be sold by individuals who are licensed as our life insurance agents and appointed by us and who are also registered representatives of 1717, or registered representatives of a broker-dealer having a selling agreement with 1717, or registered representatives of a broker-dealer having a selling agreement with these broker-dealers.  1717 is located at Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the Financial Industry Regulatory Authority (‘FINRA”).  1717 was organized under the laws of Pennsylvania on January 22, 1969 as an indirect wholly owned subsidiary of Nationwide Life Insurance Company of America (our parent company).  1717 received $16,493,648, $16,865,493, and $20,965,977 during 2007, 2006, and 2005, respectively, as principal underwriter of the Policies and of other variable life insurance policies and variable annuity contracts offered by NLACA and its affiliates.  1717 did not retain any compensation as principal underwriter during the past three fiscal years.  We decide the insurance underwriting, the determination of Premium Class, and whether to accept or reject an Application.  1717 also may reject an Application if the Policy applied for is unsuitable.

More information about 1717 and its registered representatives is available at http://www.FINRA.org or by calling (800) 289-9999.  You also can obtain an investor brochure from FINRA Regulation that includes information describing its Public Disclosure Program.

We offer the Policies to the public on a continuous basis.  We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

Policy Pricing

During the Policy's early years, the expenses we incur in distributing and establishing the Policy exceed the deductions we take.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment.  Accordingly, we have designed the Policy with features and investment options that we believe support and encourage long-term ownership.

We make many assumptions and account for many economic and financial factors when we establish the Policy's fees and charges.  The following is a discussion of some of the factors that are relevant to the Policy's pricing structure.

Distribution, Promotional, and Sales Expenses. Commissions to broker-dealer firms are one of the promotional and sales expenses we incur when distributing the Policy.  During the first Policy Year, the maximum sales commission payable to firms will be approximately 91% of Premiums paid up to a specified amount, and 2% of Premiums paid in excess of that amount.  During Policy Years 2 through 10, the maximum sales commission will not be more than 2% of Premiums paid, and after Policy Year 10, the maximum sales commission will be 0% of Premiums paid.  Further, for each Premium received within 10 years following an increase in Face Amount, a commission on that Premium will be paid up to the specified amount for the increase in each year; the commission will be calculated using the commission rates for the corresponding Policy Year.  Expense allowances and bonuses may also be paid, and firms may receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value.  Firms may be required to return first year commission (less the deferred sales charge) if the Policy is not continued through the first Policy Year.  In lieu of these premium-based commissions, we may pay an equivalent asset-based commission, or a combination of the two.  Individual registered representatives typically receive a portion of the commissions paid to their broker-dealer firm, depending on their particular arrangement.  The amount of commissions we pay depends on factors such as the amount of premium we receive from the broker-dealer firm and the scope of the services they provide.

In addition to commissions, we may also furnish marketing and expense allowances to certain broker-dealer firms based on our assessment of that firm’s capabilities and demonstrated willingness to promote and market our products.  The firms determine how these allowances are spent.  If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Information on Portfolio Payments

Our Relationship with the Portfolios. The Portfolios incur expenses each time they sell, administer, or redeem their shares.  The separate account aggregates Policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each Portfolio daily.  The separate account (not the Policy Owners) is the Portfolio shareholder.  When the separate account aggregates transactions, the Portfolio does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the Policy (as discussed above), which benefit the Portfolios by providing Policy Owners with Subaccount options that correspond to the Portfolios.

An investment adviser or subadviser of a Portfolio or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the Policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the Policy.

Types of Payments We Receive. In light of the above, the Portfolios or their affiliates make certain payments to us or our affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the Portfolios attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the Portfolios, and achieving a profit.

We or our affiliates receive the following types of payments:

•	Portfolio 12b-1 fees, which are deducted from Portfolio assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the Portfolio, which may be deducted from Portfolio assets; and

•
Payments by a Portfolio’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from Portfolio assets and is reflected in mutual fund charges.

Furthermore, we benefit from assets invested in our affiliated Portfolios (i.e., Nationwide Variable Insurance Trust) because our affiliates also receive compensation from the Portfolios for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated Portfolios than unaffiliated Portfolios.

We took into consideration the anticipated payments from the Portfolios when we determined the charges imposed under the policies (apart from fees and expenses imposed by the Portfolios).  Without these payments, we would have imposed higher charges under the Policy.

Amount of Payments We Receive.  For the year ended December 31, 2007, the Portfolio payments we and our affiliates received from the Portfolios did not exceed .55% (as a percentage of the average daily net assets invested in the Portfolios) offered through this Policy or other variable policies that we and our affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most Portfolios or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from Portfolio to Portfolio and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the Portfolios attributable to the Policy, we and our affiliates may receive higher payments from Portfolios with lower percentages (but greater assets) than from Portfolios that have higher percentages (but fewer assets).

For additional information related to the amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Portfolios.  We may consider several criteria when identifying the Portfolios, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor we consider during the identification process is whether the Portfolio’s adviser or subadviser is one of our affiliates or whether the Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be Portfolios with lower fees, as well as other variable policies that offer Portfolios with lower fees.  You should consider all of the fees and charges of the Policy in relation to its features and benefits when making your decision to invest.  Please note that higher Policy and Portfolio fees and charges have a direct effect on your investment performance.

State Variations

Any state variations in the Policy are covered in a special policy form for use in that state.  The prospectus and SAI provide a general description of the Policy.  Your actual policy and any endorsements or Riders are the controlling documents.  If you would like to review a copy of your policy and its endorsements and Riders, if any, contact our Service Center.

Legal Proceedings

NLACA is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and NLACA does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  NLACA does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on NLACA’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on NLACA’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than NLACA.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  NLACA has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by NLACA.  NLACA has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by NLACA and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note medium-term note (“MTN”) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  NLACA and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide Life Insurance Company MTN program.  NLACA is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (“NMIC”) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of NLACA’s litigation matters.

On October 9, 2003, NLACA’s parent, Nationwide Life Insurance Company of America (NLICA) was named as one of twenty-six defendants in a lawsuit filed in the United States District Court for the Middle District of Pennsylvania entitled Steven L. Flood, Luzerne County Controller and the Luzerne County Retirement Board on behalf of the Luzerne County Employee Retirement System v. Thomas A. Makowski, Esq., et al.  NLICA is a defendant as the successor in interest to Provident Mutual Life Insurance Company, which is alleged to have entered into four agreements to manage assets and investments of the Luzerne County Employee Retirement System (the Plan).  In their complaint, the plaintiffs alleged that NLICA aided and abetted certain other defendants in breaching their fiduciary duties to the Plan.  The plaintiffs also alleged that NLICA violated the Federal Racketeer Influenced and Corrupt Organizations Act by engaging in and conspiring to engage in an improper scheme to mismanage funds in order to collect excessive fees and commissions and that NLICA was unjustly enriched by the allegedly excessive fees and commissions.  The complaint seeks treble compensatory damages, punitive damages, a full accounting, imposition of a constructive trust on all funds paid by the Plan to all defendants, pre- and post-judgment interest, and costs and disbursements, including attorneys’ fees.  On November 27, 2007, the court granted NLICA’s motion for summary judgment and dismissed all of the federal claims with prejudice. The court declined to exercise jurisdiction over the state claims and dismissed those without prejudice.  The plaintiffs have elected not to appeal the court’s decision.

There can be no assurance that any such litigation will not have a material adverse effect on NLACA or NLICA in the future.

The general distributor is not engaged in any litigation of any material nature.

Financial Statements

Our financial statements and the financial statements of the Surrender are contained in the SAI.  Our financial statements should be distinguished from the Separate Account's financial statements and you should consider our financial statements only as bearing upon our ability to meet our obligations under the Policies.  For a free copy of these financial statements and/or the SAI, please call or write to us at our Service Center.

Glossary

Application
The Application you must complete to purchase a Policy plus all forms required by applicable law or us.

Attained Age
The Issue Age for each Insured plus the number of full Policy Years since the Policy Date.

Beneficiary
The person(s) you select to receive the Insurance Proceeds from the Policy.

Code
The Internal Revenue Code of 1986, as amended.

Company (we, us, our, NLACA)
Nationwide Life and Annuity Company of America, Service Center: 300 Continental Drive, Newark, Delaware 19713, Main Administrative Office: 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312, telephone: (800) 688-5177.

Evidence of Insurability
Medical records or other documentation that we may require to satisfy our underwriting standards.  We may require different and/or additional evidence depending on the Insureds' Premium Classes; for example, we generally require more documentation for Insureds in classes with extra ratings.  We also may require different and/or additional evidence depending on the transaction requested; for example, we may require more documentation for the issuance of a Policy than to reinstate a Policy.

Face Amount
The dollar amount of insurance selected by the Owner.  The Face Amount may be decreased after issue, subject to certain conditions.  The Face Amount is a factor in determining the death benefit and surrender charges.

Final Policy Date
The Policy Anniversary nearest the younger Insured's Attained Age 100, at which time the Policy will end and you will be paid the Policy Account Value less any Indebtedness and any unpaid Monthly Deductions.  Subject to state availability, you may elect to continue the Policy beyond the younger Insured's Attained Age 100 under the Final Policy Date Extension Rider.

Free Look Period
The period shown on your Policy's cover page during which you may examine and return the Policy to us at our Service Center and receive a refund.  The length of the Free Look Period varies by state.

Fund
An investment company that is registered with the SEC.  The Policy allows you to invest in certain Portfolios of the Funds that are listed earlier in this prospectus.

Grace Period
A 61-day period after which a Policy will Lapse if you do not make a sufficient payment.

Guaranteed Account
Part of our general account.  Amounts allocated to the Guaranteed Account earn at least 4% annual interest.
Indebtedness
The total amount of all outstanding Policy loans, including both principal and interest due.

Initial Face Amount
The Face Amount on the Policy Issue Date.

Insurance Proceeds
The amount we pay to the Beneficiary when we receive due proof of the last surviving Insured's death.  We deduct any Indebtedness and unpaid Monthly Deductions before making any payment.

Insureds
The persons whose lives are Insured by the Policy.

Issue Age
The age of each Insured at his or her birthday nearest the Policy Date.

Joint Equal Age
An age aligned to the two Insureds, which NLACA actuarially determines based on the Issue Age of each Insured.

Lapse
When your Policy terminates without value after a Grace Period.  You may reinstate a lapsed Policy, subject to certain conditions.

Loan Account
The account to which we transfer collateral for a Policy loan from the Subaccounts and/or the Guaranteed Account.

Minimum Guarantee Premium
The amount necessary to guarantee the Policy will not Lapse during the first 5 Policy Years (during the first 8 Policy Years for Policies issued on or before July 31, 2005).  It is equal to the minimum annual premium (as set forth in your Policy) multiplied by the number of months since the Policy Date (including the current month) divided by 12.

Minimum Initial Premium
An amount equal to the minimum annual premium (as set forth in your Policy) multiplied by the following factor for your premium billing mode: annual 1.000; semi-annual 0.500; quarterly 0.250; monthly 0.167.

Monthly Deduction
This is the monthly amount we deduct from the Policy Account Value on each Policy Processing Day.  The Monthly Deduction includes the cost of insurance charge, the monthly administrative charge, the initial administrative charge (during the first Policy Year), and charges for any Riders.

Net Cash Surrender Value
The amount we pay when you Surrender your Policy.  It is equal to: (1) the Policy Account Value as of the date of Surrender; minus (2) any surrender charge; minus (3) any Indebtedness.

Net Premiums
Premiums less the premium expense charge.

Owner (you, your)
The person entitled to exercise all rights as Owner under the Policy.

Policy Account Value
The sum of your Policy's values in the Subaccounts, the Guaranteed Account, and the Loan Account.

Policy Anniversary
The same day and month as the Policy Date in each year following the first Policy Year.

Policy Date
The date set forth in the Policy that is used to determine Policy Anniversaries, Policy Processing Days, and Policy Years.  The Policy Date is generally the same as the Policy Issue Date but, subject to state approval, may be another date agreed upon by the proposed Insureds and us.  The Policy Date may not be more than 6 months prior to the Policy Issue Date.

Policy Issue Date
The date on which the Policy is issued.  It is used to measure suicide and contestable periods.

Policy Processing Day
This is the same day as the Policy Date in each successive month.  If there is no day in a calendar month that coincides with the Policy Date, or if that day falls on a day that is not a Valuation Day, then the Policy Processing Day is the next Valuation Day.  On each Policy Processing Day, we determine Policy charges and deduct them from the Policy Account Value.

Policy Year
A year that starts on the Policy Date or on a Policy Anniversary.

Portfolio
A separate investment Portfolio of a Fund.  Each Subaccount invests exclusively in one Portfolio of a Fund.

Premium Class
The classification of the Insureds for cost of insurance purposes.  The standard classes are: smoker, nonsmoker, and preferred.  We also have classes with extra ratings.

Premiums
All payments you make under the Policy other than repayments of Indebtedness.

Rider
An amendment, addition, or endorsement to the Policy that changes the terms of the Policy by: (1) expanding Policy benefits; (2) restricting Policy benefits; or (3) excluding certain conditions from the Policy's coverage.  A Rider that is added to the Policy becomes part of the Policy.

SAI
The Statement of Additional Information ("SAI") that contains additional information regarding the Policy.  The SAI is not a prospectus, and should be read together with the prospectus.  You may obtain a copy of the SAI by writing or calling us at our Service Center.

Separate Account
Nationwide Provident VLI Separate Account A.  It is a separate investment account that is divided into Subaccounts, each of which invests in a corresponding Portfolio.

Service Center
The Technology and Service Center located at 300 Continental Drive, Newark, Delaware 19713.

Subaccount
A subdivision of Nationwide Provident VLI Separate Account A.  We invest each Subaccount's assets exclusively in shares of one Portfolio.

Surrender
To cancel the Policy by signed Request from the Owner and return of the Policy to us at our Service Center.

Target Premium
An amount of premium payments, based on the Initial Face Amount and Joint Equal Age of the Insureds, used to compute surrender charges.

Valuation Day
Each day that the New York Stock Exchange is open for business and any other day on which there is a sufficient degree of trading with respect to a Subaccount's portfolio of securities to materially affect the value of that Subaccount.  As of the date of this prospectus, we are open whenever the New York Stock Exchange is open, other than the Fridays following Thanksgiving and Christmas.

Valuation Period
The period beginning at the close of business on one Valuation Day (which is when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time) and continuing to the close of business on the next Valuation Day.

Written Notice or Request
The Written Notice or Request you must complete, sign, and send to us at our Service Center to request or exercise your rights as Owner under the Policy.  To be complete, each Written Notice or Request must: (1) be in a form we accept; (2) contain the information and documentation that we determine in our sole discretion is necessary for us to take the action you request or for you to exercise the right specified; and (3) be received at our Service Center.  You may obtain the necessary form by calling us at (800) 688-5177.

Appendix A: Portfolio Information

The Portfolios listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each Portfolio for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series I Shares
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

Alger American Fund - Alger American SmallCap Growth Portfolio: Class O Shares
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Fred Alger Management, Inc.
Investment Objective:	Long-term capital appreciation.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This Portfolio is only available in Policies issued before May 1, 2007
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

Federated Insurance Series - Federated American Leaders Fund II: Primary Shares
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Long-term capital growth, and secondarily income.

Federated Insurance Series - Federated Capital Appreciation Fund II: Primary Shares
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Initial Class
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2007
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class R
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This Portfolio is only available in Policies issued before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1
This Portfolio is only available in Policies issued before May 1, 2006
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 1
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income consistent with preservation of capital, with capital appreciation as a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Balanced Portfolio: Service Shares
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Global Technology Portfolio: Service Shares
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	Enhanced Investment Technologies, LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Initial Class
This Portfolio is only available in Policies issued before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Income and more price stability than stocks, and capital preservation over the long term. Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth- Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2005
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class III
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - JPMorgan NVIT Balanced Fund: Class IV
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return from a diversified portfolio of equity and fixed income securities.

Nationwide Variable Insurance Trust - Lehman Brothers NVIT Core Plus Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The fund seeks long-term total return.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term total return.

Nationwide Variable Insurance Trust - NVIT Cardinal Aggressive Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Balanced Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed income securities.

Nationwide Variable Insurance Trust - NVIT Cardinal Capital Appreciation Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Conservative Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Moderate Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds

Nationwide Variable Insurance Trust - NVIT Cardinal Moderately Aggressive Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Moderately Conservative Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderately conservative level of risk.

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income.

Nationwide Variable Insurance Trust - NVIT Global Financial Services Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Global Financial Services Fund: Class III
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Growth Fund: Class IV
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Mid Cap Growth Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AIM Capital Management, Inc. and American Century Global Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein Management; JP Morgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class IV
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein Management; JP Morgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management; Neuberger Berman Management Inc. and
Wells Fargo Investment Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P., Wellington Management
Company, LLP, and Deutsche Investment Management Americas Inc.,
doing business as Deutsche Asset Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc. and American Century Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; RiverSource Investment
Management; Thompson, Siegel & Walmsley, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management
Company
Investment Objective:	Capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment
Management Inc.; Gartmore Global Partners; Morgan Stanley Investment
Management; Neuberger Berman Management, Inc.; Putnam Investment
Management, LLC; Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high level of current income.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT U.S. Growth Leaders Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term growth of capital.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class IV
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The fund seeks current income and long-term capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2007
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This Portfolio is only available in Policies issued before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This Portfolio is only available in Policies issued before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income consistent with moderate price fluctuation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
This Portfolio is only available in Policies issued before May 1, 2008
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Class R
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	To maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	To maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Discovery Fund
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

To learn more about the Policy, you should read the Statement of Additional Information (the “SAI”) dated the same date as this prospectus.  For a free copy of the SAI, to receive personalized illustrations of death benefits, Net Cash Surrender Values, and Policy Account Values, and to request other information about the Policy please call or write to us at our Service Center at 1-800-688-5177 or write to us at our Service Center at Nationwide Life and Annuity Company of America, 300 Continental Drive, Newark, DE 19713.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus.  The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the Policy.  Information about us and the Policy (including the SAI) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549-8090.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No.  811-8722

Securities Act of 1933 Registration File No. 333-82611

Survivor Options Premier
NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A
(Registrant)
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
(Depositor)

Main Administrative Office
1000 Chesterbrook Boulevard
Berwyn, Pennsylvania 19312
(610) 407-1717

Service Center:
300 Continental Drive
Newark, Delaware 19713
(800) 688-5177

STATEMENT OF ADDITIONAL INFORMATION
 Flexible Premium Adjustable Survivorship Variable Life Insurance Policy

This Statement of Additional Information (“SAI”) contains additional information regarding the  flexible premium adjustable survivorship variable life insurance policy (the “Policy”) offered by Nationwide Life and Annuity Company of America (“NLACA”).  This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2008 and the prospectuses for the Portfolios.  The prospectus is incorporated by reference in this SAI.  You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above.  Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy.  No information is incorporated FREE OF CHARGE by reference into this SAI.

The date of this Statement of Additional Information is May 1, 2008.

Statement of Additional Information Table of Contents
Additional Policy Information	2	Survivorship Additional Insurance Benefit Rider
The Policy		Policy Split Option Rider
Temporary Insurance Coverage		Other Riders
Our Right to Contest the Policy		Illustrations	10
Misstatement of Age or Sex		Performance Data	10
Suicide Exclusion		Rating Agencies
Assignment		Money Market Yields
The Beneficiary		Historical Performance of the Subaccounts
More Information on Ownership Rights		Standard & Poor’s	10
Changing Death Benefit Options		Additional Information	11
Premium Classes		Potential Conflicts of Interest
Loan Interest		Safekeeping of Account Assets
Effect of Policy Loans		Reports to Owners
Delays in Payments We Make		Records
Dollar Cost Averaging		Experts
Automatic Asset Rebalancing		Additional Information about the Company
Charge Discounts for Sales to Certain Policies		Additional Information about the Separate Account
Payment of Policy Benefits		Other Information
Policy Termination		Financial Statements	12
Supplemental Benefits and Riders	7

1

Additional Policy Information

The Policy

The Policy, Application(s), Policy's specification page, and any Riders are the entire contract.  Only statements made in the Applications can be used to void the Policy or to deny a claim.  We assume that all statements in an Application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties.  We rely on those statements when we issue or change a Policy.  As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.  The Policy is not eligible for dividends and is non-participating.

Temporary Insurance Coverage

Before full insurance coverage takes effect, you may receive temporary insurance coverage (subject to our underwriting rules and Policy conditions) if:

1.	You answer "no" to the health questions in the temporary insurance agreement;

2.	You pay the Minimum Initial Premium when the Application is signed; and

3.	The Application is dated the same date as, or earlier than, the temporary insurance agreement.

Temporary insurance coverage will take effect as of the date of the temporary insurance agreement.  Temporary insurance coverage shall not exceed the lesser of:

1.	The Face Amount applied for, including term insurance Riders; or

2.	$500,000.

If we do not approve your Application, we will make a full refund of the initial premium paid with the Application.

Temporary life insurance coverage is void if the Application contains any material misrepresentation.  Benefits will also be denied if any proposed Insured commits suicide.

Temporary life insurance coverage terminates automatically, and without notice, on the earliest of:

•	5 days from the date we mail you notification of termination of coverage; or

•	the date that full insurance coverage takes effect under the Policy; or

•	the date a policy, other than the Policy applied for, is offered to you; or

•	the 90th day from the date of the temporary agreement.

Our Right to Contest the Policy

In issuing the Policy, we rely on all statements made by or for you and/or the Insureds in the Application or in a supplemental application.  Therefore, we may contest the validity of the Policy based on material misstatements made in the Application (or any supplemental application).

However, we will not contest the Policy after the Policy has been in force during each Insured's lifetime for 2 years from the Policy Issue Date.  Likewise, we will not contest any Policy change that requires Evidence of Insurability, or any reinstatement of the Policy, after such change or reinstatement has been in effect for 2 years during each Insured's lifetime.

Misstatement of Age or Sex

If either Insured's Issue Age or sex was stated incorrectly in the Application, we will adjust the death benefit and any benefits provided by Riders to the amount that would have been payable at the correct Issue Age and sex based on the most recent Monthly Deduction.  No adjustment will be made to the Policy Account Value.

Suicide Exclusion

The Policy will terminate and our liability will be limited to an amount equal to the Premiums paid, less any Indebtedness, and less any partial withdrawals previously paid if:

(a)	both Insureds commit suicide, while sane or insane, within 2 years of the Policy Issue Date (except where state law requires a shorter period) and within 90 days of each other; or

(b)	the last surviving Insured dies by suicide, whether sane or insane, within such 2 year period and within 90 days of the death of the first of the Insureds to die; or

2

(c)	the last surviving Insured lives for more than 90 days beyond the date that the first Insured's death occurred by suicide and does not exchange the Policy as described below.

During the 90 day period following the date that the first Insured dies by suicide, the surviving Insured may exchange the Policy, without Evidence of Insurability, for a permanent life policy issued by us on the life of the surviving Insured.  The Policy Issue Date for the new policy will be the 91st day after the date of the first Insured's death.  In the event that one of the Insureds commits suicide within 2 years of the Policy Issue Date and the surviving Insured does not exercise this exchange right, coverage under the Policy will end on the 91st day following such death.

If an Insured commits suicide within 2 years of the Policy Issue Date (or shorter period required by state law) and the surviving Insured dies, other than by suicide, within 90 days of the date of the first death, we will pay the Insurance Proceeds to the Beneficiary.

Certain states may require suicide exclusion provisions that differ from those stated here.

Assignment

You may assign the Policy but we will not be bound by any assignment unless it is in writing and we have received it at our Service Center.  Your rights and those of any other person referred to in the Policy will be subject to the assignment.  We assume no responsibility for the validity of any assignments.

The Beneficiary

The Beneficiary is entitled to the Insurance Proceeds under the Policy.  The Beneficiary is as stated in the Application, unless later changed.  When a Beneficiary is designated, any relationship shown is to the Insureds, unless otherwise stated.  If two or more persons are named, those surviving both Insureds will share the Insurance Proceeds equally, unless otherwise stated.  If none of the persons named survives both Insureds, we will pay the Insurance Proceeds in one sum to the estate of the last surviving Insured to die.

More Information on Ownership Rights

You, as the Owner, may exercise certain rights under the Policy, including the following:

Selecting and Changing the Beneficiary

•	You designate the Beneficiary (the person to receive the Insurance Proceeds when the last surviving Insured dies) in the Application.

•
You may designate more than one Beneficiary.  If you designate more than one Beneficiary, then each Beneficiary that survives both Insureds shares equally in any Insurance Proceeds unless the Beneficiary designation states otherwise.

•	If there is not a designated Beneficiary surviving at the last surviving Insured's death, we will pay the Insurance Proceeds in a lump sum to the last surviving Insured's estate.

•	You can change the Beneficiary by providing us with Written Notice while at least one Insured is living.

•	The change is effective as of the date you complete and sign the Written Notice, regardless of whether an Insured is living when we receive the notice.

•	We are not liable for any payment or other actions we take before we receive your Written Notice.

•	A Beneficiary generally may not pledge, commute, or otherwise encumber or alienate payments under the Policy before they are due.

Changing the Owner

•	You may change the Owner by providing a Written Notice to us at any time while at least one Insured is alive.

•	The change is effective as of the date you complete and sign the Written Notice, regardless of whether an Insured is living when we receive the request.

•	We are not liable for any payment or other actions we take before we receive your Written Notice.

•	Changing the Owner does not automatically change the Beneficiary or the Insureds.

•	Changing the Owner may have tax consequences. You should consult a tax adviser before changing the Owner.

Assigning the Policy

•	You may assign Policy rights while at least one Insured is alive by submitting Written Notice to us at our Service Center.

•	Your interests and the interests of any Beneficiary or other person will be subject to any assignment.

•	You retain any ownership rights that are not assigned.

3

•	Assignments are subject to any Policy loan.

•	We are not:

o	bound by any assignment unless we receive a Written Notice of the assignment;

o	responsible for the validity of any assignment or determining the extent of an assignee's interest; or

o	liable for any payment we make before we receive Written Notice of the assignment.

•	Assigning the Policy may have tax consequences. You should consult a tax adviser before assigning the Policy.

Changing Death Benefit Options

The following rules apply to any change in death benefit options:

•	You must submit a Written Request for any change in death benefit options.

•	We may require you to return your Policy to make a change.

•	The effective date of the change in death benefit option will be the Policy Processing Day on or following the date when we approve your request for a change.

If you change from Option A to Option B:

•	We will first decrease the Face Amount by the Policy Account Value on the effective date of the change.

•	The death benefit will not change on the effective date of the change.

•
The net amount at risk will generally remain level.  This means there will be a relative increase in the cost of insurance charges over time because the net amount at risk will remain level rather than decrease as the Policy Account Value increases (unless the death benefit is based on the applicable percentage of Policy Account Value).

•	If the Face Amount would be reduced to less than the minimum Initial Face Amount, then we will not allow the change in death benefit option.

If you change from Option B to Option A:

•	The Face Amount will be increased by the Policy Account Value on the effective date of the change.

•	The death benefit will not change on the effective date of the change.

•
Unless the death benefit is based on the applicable percentage of Policy Account Value, if the Policy Account Value increases, the net amount at risk will decrease over time, thereby reducing the cost of insurance charge.

Premium Classes

We currently place each Insured into one of three standard Premium Classes – preferred, nonsmoker, and smoker – or into a Premium Class with extra ratings.  In an otherwise identical Policy, an Insured in the standard class will have a lower cost of insurance rate than an Insured in a class with extra ratings.

•	Preferred Insureds generally will incur lower cost of insurance rates than Insureds who are classified as nonsmokers.

•	Nonsmoking Insureds generally will incur lower cost of insurance rates than Insureds who are classified as smokers in the same Premium Class.

•
Premium class with extra ratings generally reflect higher mortality risks and thus higher cost of insurance rates.  We may place an Insured into a Premium Class with extra ratings for a temporary period of time, due to occupation or temporary illness.  We also may place an Insured into a Premium Class with permanent extra ratings.

Loan Interest

Charged Loan Interest.  Interest is due and payable at the end of each Policy Year.  Unpaid interest becomes part of the outstanding loan and accrues interest, beginning 23 days after the Policy Anniversary.  Unpaid interest is allocated based on your written instructions.  If there are no such instructions or the Policy Account Value in the specified Subaccounts is insufficient to allow the collateral for the unpaid interest to be transferred, the interest is allocated based on the proportion that the Guaranteed Account value and the value in the Subaccounts bear to the total unloaned Policy Account Value.

4

Earned Loan Interest.  We transfer earned loan interest to the Subaccounts and/or the Guaranteed Account and recalculate collateral: (a) when loan interest is paid or added to the loaned amount; (b) when a new loan is made; and (c) when a loan repayment is made.  A transfer to or from the Loan Account will be made to reflect any recalculation of collateral.  At any time, the amount of the outstanding loan under a Policy equals the sum of all loans (including due and unpaid charged interest added to the loan balance) minus any loan repayments.

Effect of Policy Loans

A loan, whether or not repaid, affects the Policy, the Policy Account Value, the Net Cash Surrender Value, and the death benefit.  The Insurance Proceeds and Net Cash Surrender Value include reductions for the amount of any Indebtedness.  Repaying a loan causes the death benefit and Net Cash Surrender Value to increase by the amount of the repayment.  As long as a loan is outstanding, we hold an amount as collateral for the loan in the Loan Account.  This amount is not affected by the investment performance of the Subaccounts and may not be credited with the interest rates accruing on the Guaranteed Account.  Amounts transferred from the Separate Account to the Loan Account will affect the Policy Account Value, even if the loan is repaid, because we credit these amounts with an interest rate we declare rather than with a rate of return that reflects the investment performance of the Separate Account.

Accordingly, the effect on the Policy Account Value and death benefit could be favorable or unfavorable, depending on whether the investment performance of the Subaccounts and the interest credited to the Guaranteed Account is less than or greater than the interest being credited on the assets in the Loan Account while the loan is outstanding.  Compared to a Policy under which no loan is made, values under a Policy with an outstanding loan will be lower when the earned interest rate is less than the investment performance of assets held in the Subaccounts and interest credited to the Guaranteed Account.  The longer a loan is outstanding, the greater the effect of a Policy loan is likely to be.

Delays in Payments We Make

We usually pay the amounts of any Surrender, partial withdrawal, Insurance Proceeds, loan, or settlement options within 7 days after we receive all applicable Written Notices, permitted telephone, fax, and/or e-mail requests, and/or due proofs of death.  However, we can postpone these payments if:

•
the New York Stock Exchange is closed, other than customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"); or

•	the SEC permits, by an order, the postponement of any payment for the protection of Owners; or

•	the SEC determines that an emergency exists that would make the disposal of securities held in the Separate Account or the determination of their value not reasonably practicable.

We have the right to defer payment of amounts from the Guaranteed Account for up to 6 months after receipt of the payment request.  We will pay interest on any payment deferred for 30 days or more at an annual rate of 3%.

If you have submitted a check or draft to our Service Center, we have the right to defer payment of Surrenders, partial withdrawals, Insurance Proceeds, or payments under a settlement option until the check or draft has been honored.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a premium payment.  We also may be required to provide additional information about your account to government regulators.  In addition, we also may be required to block your account and thereby refuse to pay any request for transfers, withdrawals, Surrenders, loans, or death benefits, until instructions are received from the appropriate regulator.

Dollar Cost Averaging

If you elect the dollar cost averaging program offered under the Policy, each month on the Policy Processing Day we will automatically transfer equal amounts (minimum $500) from the chosen Subaccount to your designated "target accounts" in the percentages selected.  You may have multiple target accounts.

To participate in dollar cost averaging, you must elect a period of time and place the following minimum amount in any one Subaccount (not the Guaranteed Account):

Dollar Cost Averaging Period	Minimum Amount
6 months	$3,000
12 months	$6,000
18 months	$9,000
24 months	$12,000
30 months	$15,000
36 months	$18,000

5

If you have elected dollar cost averaging, the program will start on the first Policy Processing Day after the later of:

1.	The Policy Date;

2.	The end of the 15-day period when Premiums have been allocated to the Money Market Subaccount; or

3.	When the value of the chosen Subaccount equals or exceeds the greater of: (a) the minimum amount stated above; or (b) the amount of the first monthly transfer.

Dollar cost averaging will end if:
•  we receive your Written Request to cancel your participation;
•  the value in the chosen Subaccount is insufficient to make the transfer;
•  the specified number of transfers has been completed; or
•  the Policy enters the Grace Period.

You will receive Written Notice confirming each transfer and when the program has ended.  You are responsible for reviewing the confirmation to verify that the transfers are being made as requested.  There is no additional charge for dollar cost averaging.  A transfer under this program is NOT considered a transfer for purposes of assessing the transfer fee.  We may modify, suspend, or discontinue the dollar cost averaging program at any time upon 30 days' Written Notice to you.  You cannot choose dollar cost averaging if you are participating in the automatic asset rebalancing program or if a Policy loan is outstanding.

Automatic Asset Rebalancing

If you elect the automatic asset rebalancing program offered under the Policy, we will automatically reallocate your Policy Account Value in the Subaccounts you are invested in at the end of each quarterly or annual period to match your Policy's currently effective premium allocation schedule.

To participate in the automatic asset rebalancing program:
•  you must elect this feature in the Application or after issue by submitting an automatic asset rebalancing request form to our Service Center; and
•  you must have a minimum Policy Account Value of $1,000.

There is no additional charge for the automatic asset rebalancing program.  Any reallocation that occurs under the automatic asset rebalancing program will not be counted towards the 12 "free" transfers allowed during each Policy Year.  You can end this program at any time.

Automatic asset rebalancing will end if:
•  the total value in the Subaccounts is less than $1,000;
•  you make a transfer;
•  you make a change to the current premium allocation instructions; or
•  we receive your Written Request to terminate the program.

We may modify, suspend, or discontinue the automatic asset rebalancing program at any time.  You cannot choose automatic asset rebalancing if you are participating in the dollar cost averaging program.

Charge Discounts for Sales to Certain Policies

The Policy is available for purchase by individuals, corporations, and other groups.  We may reduce or waive certain charges (such as the premium expense charge, initial administrative charge, surrender charge, monthly administrative charge, monthly cost of insurance, or other charges) where the size or nature of such sales results in savings to us with respect to sales, underwriting, administrative, or other costs.  We also may reduce or waive charges on Policies sold to officers, directors, and employees of NLACA or its affiliates.  The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.

Generally, we reduce or waive charges based on a number of factors, including:

•	the number of Insureds;

•	the size of the group of purchasers;

•	the total premium expected to be paid;

•	total assets under management for the Owner;

•	the nature of the relationship among individual Insureds;

•	the purpose for which the Policies are being purchased;

•	the expected persistency of individual Policies; and

•	any other circumstances which are rationally related to the expected reduction in expenses.

Reductions or waivers of charges will not discriminate unfairly among Policy Owners.

6

Payment of Policy Benefits

Benefit Payable on Final Policy Date.  If one of the Insureds is living on the Final Policy Date (at the younger Insured's Attained Age 100), we will pay you the Policy Account Value less any Indebtedness and any unpaid Monthly Deductions.  Insurance coverage under the Policy will then end.  Payment will generally be made within 7 days of the Final Policy Date, although we may postpone this payment under certain conditions.  You may elect to continue the Policy beyond the younger Insured's Attained Age 100 under the Final Policy Date Extension Rider.

Insurance Proceeds. Insurance proceeds will ordinarily be paid to the Beneficiary within 7 days after we receive proof of the last surviving Insured's death and all other requirements are satisfied, including receipt by us at our Service Center of all required documents.  Generally, we determine the amount of a payment from the Separate Account as of the date of the last surviving Insured's death.  We pay Insurance Proceeds in a single sum unless you have selected an alternative settlement option.  If Insurance Proceeds are paid in a single sum, we pay interest at an annual rate of 3% (unless we declare a higher rate) on the Insurance Proceeds from the date of the last surviving Insured's death until payment is made.  We may postpone payment of Insurance Proceeds under certain conditions.

Settlement Options.  In lieu of a single sum payment on death, Surrender, or maturity, you may elect one of the following settlement options.  Payment under these settlement options will not be affected by the investment performance of any Subaccounts after proceeds are applied.  As part of our general account assets, settlement options proceeds may be subject to claims of creditors.  Even if the death benefit under the Policy is excludible from income, payments under settlement options may not be excludible in full.  This is because earnings on the death benefit after the last surviving Insured's death are taxable and payments under the settlement options generally include such earnings.  You should consult a tax adviser as to the tax treatment of payments under settlement options.

•	Proceeds at Interest Option. Proceeds are left on deposit to accumulate with us with interest payable at 12, 6, 3, or 1-month intervals.

•
Installments of a Specified Amount Option.  Proceeds are payable in equal installments of the amount elected at 12, 6, 3, or 1 month intervals, until proceeds applied under the option and interest on the unpaid balance and any additional interest are exhausted.

•
Installments for a Specified Period Option.  Proceeds are payable in a number of equal monthly installments.  Alternatively, the installments may be paid at 12, 6, or 3-month intervals.  Payments may be increased by additional interest, which would increase the installments certain.

•
Life Income Option.  Proceeds are payable in equal monthly installments during the payee's life.  Payments will be made either with or without a guaranteed minimum number.  If there is to be a minimum number of payments, they will be for either 120 or 240 months or until the proceeds applied under the option are exhausted.

•
Joint and Survivor Life Income Option.  Proceeds are payable in equal monthly installments, with a number of installments certain, during the joint lives of the payee and one other person and during the life of the survivor.  The minimum number of payments will be for either 120 or 240 months.

A guaranteed interest rate of 3% per year applies to the above settlement options.  We may declare additional rates of interest in our sole discretion.  We may also agree to other arrangements, including those that offer check-writing capabilities with non-guaranteed interest rates.

Policy Termination

Your Policy will terminate on the earliest of:

•	the Final Policy Date;

•	the end of the Grace Period without a sufficient payment;

•	the date the last surviving Insured dies; or

•	the date you Surrender the Policy.

Supplemental Benefits and Riders

Survivorship Additional Insurance Benefit Rider

The Survivorship Additional Insurance Benefit Rider ("SAIB Rider") provides additional insurance protection by offering an additional death benefit payable to the Beneficiary on the death of both Insureds without increasing the Policy's Face Amount.  The SAIB Rider may be purchased at issue only, and may not be available in all states.  You should consult your agent before buying an SAIB Rider.

7

The additional death benefit provided by the SAIB Rider varies depending on which death benefit you have selected under the Policy.

•	If death benefit Option A is in effect, the additional death benefit equals the Policy's Face Amount plus the Rider coverage amount less the Policy's death benefit.

•	If death benefit Option B is in effect, the additional death benefit equals the Policy's Face Amount plus the Rider coverage amount plus the Policy Account Value less the Policy's death benefit.

In addition, please note the following about the SAIB Rider:

•
The SAIB Rider has a cost of insurance charge that is deducted from the Policy Account Value as part of the Monthly Deduction.  This charge is in addition to the cost of insurance charge assessed on the Policy's net amount at risk.  Generally, the current cost of insurance rates for an SAIB Rider are lower than the current cost of insurance rates on the Policy's net amount at risk.  The guaranteed cost of insurance rates under an SAIB Rider are the same as the guaranteed cost of insurance rates on the Policy's net amount at risk.

•	The Minimum Guarantee Premium (i.e., the amount necessary to guarantee the Policy will not Lapse during the first 5 Policy Years) will be higher if you elect the SAIB Rider.

•
The SAIB Rider may be canceled separately from the Policy (i.e., the SAIB Rider can be canceled without causing the Policy to be canceled or to Lapse).  The SAIB Rider will terminate on the earliest of: (1) our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy itself; or (3) the Policy Anniversary nearest Attained Age 100 of the younger Insured.

•	If you change from death benefit Option A to death benefit Option B, we will first decrease the Policy's Face Amount and then the Rider coverage amount by the Policy Account Value.

•
If death benefit Option A is in effect and you make a partial withdrawal, we will first decrease the Policy's Face Amount and then the Rider coverage amount by the amount withdrawn (including the partial withdrawal charge).

•	The SAIB Rider has no cash or loan value.

•
After the first Policy Year, and subject to certain conditions, you may decrease the Rider coverage amount separately from the Policy's Face Amount (and the Policy's Face Amount may be changed without affecting the Rider coverage amount).  The amount of the decrease must be at least $25,000.

•	The SAIB Rider has no surrender charge or premium expense charge.

•
Because we impose no surrender charge for decreasing the Rider coverage amount, such a decrease may be less expensive than a decrease of the same size in the Face Amount of the Policy (if the Face Amount decrease would be subject to a surrender charge).  However, continuing coverage on an increment of Policy Face Amount may have a current cost of insurance charge that is higher than the same increment of coverage amount under the Rider.  You should consult your agent before deciding whether to decrease Policy Face Amount or SAIB Rider coverage amount.

•
To comply with the maximum premium limitations under the Code, insurance coverage provided by an SAIB Rider is treated as part of the Policy's Face Amount.  For a discussion of the tax status of the Policy, see "Federal Tax Considerations" in the Prospectus.

Policy Split Option Rider

Under this Rider, the Owner(s) may exchange the Policy for two individual permanent life insurance policies, one on the life of each of the Insureds, by sending a Written Request to us within 180 days of one of the following events:

1.	a court of competent jurisdiction issues a final divorce decree with respect to the marriage of the Insureds; or

2.	federal estate tax law is changed so as to remove the unlimited marital deduction or reduce the estate taxes payable on death by 50% or more.

If the Policy is owned jointly by two Owners, both must agree to exercise the Rider.  NLACA requires satisfactory Evidence of Insurability as to both Insureds before issuing the individual policies.  In the event that one of the Insureds cannot provide satisfactory Evidence of Insurability or if an Insured does not want to exchange the Policy, an individual policy may be issued on the other Insured and one-half of the Net Cash Surrender Value of the Policy may be distributed to the Owner(s) instead of a second individual policy.

If the Rider is exercised, the Policy will terminate and the individual policies will become effective as of the Policy Processing Day following the later of the date that (1) Written Request is made for the exchange, or (2) NLACA approves the exchange.  This date shall also be the Policy Date for the individual policies.  Any Indebtedness under the Policy is extinguished as of the date of the exchange.

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The two individual policies will each have an initial premium equal to 50% of the Policy's final Policy Account Value less 50% of any Policy loan (including accrued interest).  The Face Amount of each individual policy will be at least 50% of the Policy's final Face Amount and never less than the stated minimum Face Amount as of the date of the exchange.

After the exchange, the Owner(s) may return an individual policy for a refund under the Free Look Period provision in such policy.  The refund cannot exceed 50% of the Net Cash Surrender Value of the Policy plus Premiums paid in connection with the individual policy.

The Rider terminates upon the earliest of: (1) the Policy Processing Date on or following the day that we receive a Written Request to exchange under this Rider, (2) the date of death of the first Insured to die under the Policy, (3) the date we receive a Written Request to cancel this Rider, (4) the Policy Anniversary when the older Insured reaches Attained Age 81, or (5) the date the Policy is Surrendered.

Other Riders

In addition to the Survivorship Additional Insurance Benefit Rider and Policy Split Option Rider, the following Riders are also available under the Policy.  These Riders (which are summarized below) provide fixed benefits that do not vary with the investment performance of the Separate Account.

•
Change of Insured:  This Rider permits you to change one of the Insureds, subject to certain conditions and Evidence of Insurability.  The Policy's Face Amount will remain the same, and the Monthly Deduction for the cost of insurance and any other benefits provided by Rider will be adjusted for the Attained Age and Premium Class of the new Insured as of the effective date of the change.  As the change of an Insured is generally a taxable event, you should consult a tax adviser before making such a change.

•
Convertible Term Life Insurance:  This Rider provides term insurance on either or both Insureds.  This Rider will terminate on the earliest of: (1) our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; (3) the Policy Anniversary nearest the Attained Age 100 of the covered Insured; or (4) exercise of the Policy Split Option Rider (if applicable).  If the Policy is extended by the Final Policy Date Extension Rider, this Rider will terminate on the original Final Policy Date.  This Rider and the Guaranteed Minimum Death Benefit Rider may not be issued on the same Policy.

•
Disability Waiver Benefit:  This Rider provides that in the event of an Insured's total disability (as defined in the Rider), which begins while the Rider is in effect and which continues for at least 6 months, we will apply a premium payment to the Policy on each Policy Processing Day during the first 5 Policy Years while the Insured is totally disabled (the amount of the payment will be based on the minimum annual premium).  We will also waive all Monthly Deductions due after the commencement of and during the continuance of the total disability after the first 5 Policy Years.  This Rider terminates on the earliest of: (1) the first Policy Processing Day after our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; or (3) the Policy Anniversary nearest an Insured's Attained Age 60 (except for benefits for a disability which began before that Policy Anniversary).

•
Final Policy Date Extension:  This Rider extends the Final Policy Date 20 years past the original Final Policy Date.  This benefit may be added only on or after the anniversary nearest the younger Insured's 90th birthday.  There is no additional charge for this benefit.  The death benefit after the original Final Policy Date will be the Policy Account Value.  All other Riders in effect on the original Final Policy Date will terminate on the original Final Policy Date.  Adding this benefit and/or continuing the Policy beyond an Insured's Attained Age 100 may have tax consequences and you should consult a tax adviser before doing so.

•
Four Year Survivorship Term Life Insurance:  This Rider (not available for new Policies effective June 1, 2003) provides additional term insurance during the first four Policy Years upon due proof of the death of both Insureds.  The amount of this term insurance is 1.25 multiplied by the Face Amount of the Policy.

•
Guaranteed Minimum Death Benefit:  This Rider provides a guarantee that, if the Net Cash Surrender Value is not sufficient to cover the Monthly Deductions, and the Minimum Guarantee Premium has been paid, the Policy will not Lapse prior to the end of the death benefit guarantee period (as defined in the Rider).  If this Rider is added, the Monthly Deduction will be increased by $0.01 per every $1,000 of Face Amount in force under the Policy.  The Rider and the additional Monthly Deduction terminate on the earliest of: (1) our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; or (3) expiration of the death benefit guarantee period.  This Rider and the Convertible Term Life Insurance Rider may not be issued on the same Policy.

9

Illustrations

Before you purchase the Policy and after the first Policy Anniversary, upon your request, you may ask for an illustration of future benefits under the Policy based upon the proposed Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums, and Riders requested.  We reserve the right to charge a reasonable fee for this service to persons who request more than one Policy illustration during a Policy Year.

Performance Data

Rating Agencies

Independent financial rating services, including Moody's, Standard & Poor's, and A.M. Best Company rank and rate us.  The purpose of these ratings is to reflect our financial strength or claims-paying ability.  The ratings are not intended to reflect the investment experience or financial strength of the Variable Account.  We may advertise these ratings from time to time.  In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties that recommend the Policies or us.  Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields

We may advertise the "yield" and "effective yield" for the Money Market Subaccount.  Yield and effective yield are annualized, which means that it is assumed that the Portfolio generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Portfolio's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield due to the compounding.

Historical Performance of the Subaccounts

We will advertise historical performance of the Subaccounts in accordance with SEC prescribed calculations.  Please note that performance information is annualized.  However, if a Subaccount has been available in the Variable Account for less than one year, the performance information for that Subaccount is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Standard & Poor's

"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by NLACA and the Nationwide Variable Insurance Trust.  Neither the Policy nor the S&P 500 Index Fund is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").

S&P makes no representation or warranty, express or implied, to the Owners of the Policy and the S&P 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Policy and the S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance.  S&P's only relationship to NLACA and Nationwide Variable Insurance Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to NLACA, Nationwide Variable Insurance Trust, the Policy, or the S&P 500 Index Fund.  S&P has no obligation to take the needs of NLACA, Nationwide Variable Insurance Trust, or the Owners of the Policy or the S&P 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index.  S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the S&P 500 Index Fund or the timing of the issuance or sale of the Policy or the S&P 500 Index Fund or in the determination or calculation of the equation by which the Policy or the S&P 500 Index Fund are to be converted into cash.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy or the S&P 500 Index Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein.  S&P makes no warranty, express or implied, as to results to be obtained by NLACA, Nationwide  Variable Insurance Trust, Owners of the Policy and the S&P 500 Index Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein.  S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein.  Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

10

Additional Information

Potential Conflicts of Interest

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans.  It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Portfolios simultaneously.  Although neither we nor the Portfolios currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, each Portfolio's Board of Directors (Trustees) will monitor events in order to identify any material conflicts between the interests of these variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take.  This action could include the sale of Portfolio shares by one or more of the separate accounts, which could have adverse consequences.  Material conflicts could result from, for example: (1) changes in state insurance laws; (2) changes in federal income tax laws; or (3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners.

If a Portfolio's Board of Directors (Trustees) were to conclude that separate portfolios should be established for variable life insurance and variable annuity separate accounts, we will bear the attendant expenses, but variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined portfolio.

The Portfolios may also sell shares directly to certain pension and retirement plans qualifying under Section 401 of the Code.  As a result, there is a possibility that a material conflict may arise between the interests of Owners of this Policy or other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans.  In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Portfolio as an investment option under the Policies or replacing the Portfolio with another portfolio.

Safekeeping of Account Assets

We hold the Separate Account's assets physically segregated and apart from the general account.  We maintain records of all purchases and sale of Portfolio shares by each of the Subaccounts.  A fidelity bond in the amount of $25 million per occurrence and $50 million in the aggregate covering our officers and employees has been issued by Fidelity and Deposit Insurance Company (a division of Zurich American Insurance Company).

Reports to Owners

At least once each year, we will send you a report showing the following information as of the end of the report period:

•	the current Policy Account Value, Guaranteed Account value, Subaccount values, and Loan Account value;

•	the current Net Cash Surrender Value;

•	the current death benefit;

•	the current amount of any Indebtedness;

•	any activity since the last report (e.g., Premiums paid, partial withdrawals, charges and deductions); and

•	any other information required by law.

We currently send these reports quarterly.  In addition, we will send you a statement showing the status of the Policy following the transfer of amounts from one Subaccount to another (excluding automatic rebalancing), the taking of a loan, the repayment of a loan, a partial withdrawal, and the payment of any Premiums (excluding those paid by bank draft or otherwise under the automatic payment plan).

We can prepare a similar report for you at other times for a reasonable fee.  We may limit the scope and frequency of these requested reports.

We will send you a semi-annual report containing the financial statements of each Portfolio in which you are invested.

Records

We will maintain all records relating to the Separate Account and the Guaranteed Account at our Service Center.

Experts

The financial statements and schedules of Nationwide Life and Annuity Company of America as of December 31, 2007 and 2006, and for each of the years in the three-year period ended December 31,2007, and the financial statements of Nationwide Provident VLI Separate Account A as of December 31, 2007 and for the years ended December 31, 2007 and 2006 and the financial highlights for each of the years in the five year period ended December 31, 2007 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 1601 Market Street, Philadelphia, PA 19103.

11

Actuarial matters included in the prospectus and/or SAI have been examined by Edward J. Zapisek, FSA, MAAA, Vice President and Actuary of NLACA.

Additional Information about the Company

We are a stock life insurance company and wholly owned subsidiary of Nationwide Life Insurance Company of America ("NLICA"), which was chartered by the Commonwealth of Pennsylvania in 1865.  We were originally incorporated under Pennsylvania law in 1958 under the name Washington Square Life Insurance Company.  Our name was changed in 1991, and we were redomiciled as a Delaware insurance company on October 28, 1992.  We are subject to regulation by the Insurance Department of the State of Delaware, as well as by the insurance departments of all other states and jurisdictions in which we do business.  We are engaged in the business of issuing life insurance policies and annuity contracts, and we are currently licensed to do business in 49 states and the District of Columbia.

We submit annual statements on our operations and finances to insurance officials in all states and jurisdictions in which we do business.  We have filed the Policy with insurance officials in those jurisdictions in which the Policy is sold.

We intend to reinsure a portion of the risks assumed under the Policies.

Sponsored Demutualization.  On October 1, 2002, NLICA (formerly Provident Mutual Life Insurance Company) converted from a mutual insurance company to a stock insurance company and became a wholly owned subsidiary of Nationwide Financial Services, Inc. ("Nationwide Financial"), pursuant to the terms of a sponsored demutualization.  Nationwide Financial, a company whose Class A shares of common stock are traded on the New York Stock Exchange, is an indirect majority-owned subsidiary of Nationwide Corporation, and is the holding company of Nationwide Life Insurance Company and other companies that comprise the retirement savings operations of the Nationwide group of companies.

Support Agreement.  On December 31, 1997, we entered into a Support Agreement with Provident Mutual Life Insurance Company (now NLICA).  Under this agreement, NLICA agrees to ensure that our total adjusted capital will remain at the level of 200% of the company action level for risk-based capital ("RBC") at the end of each calendar quarter during the term of the agreement.  NLICA agrees to contribute to us an amount of capital sufficient to attain this level of total adjusted capital.  RBC requirements are used to monitor sufficient capitalization of insurance companies based upon the types and mixtures of risk inherent in their operations.

NLICA also agrees to cause us to maintain cash or cash equivalents from time to time as may be necessary during the term of the agreement in an amount sufficient for the payment of benefits and other contractual claims pursuant to policies and other contracts issued by us.  This agreement will remain in effect provided we remain a subsidiary of NLICA.  Before any material modification or termination of the agreement, a determination must be made that the modification or termination will not have an adverse impact on our policyholders.  This determination is to be based on our ability at the time of the determination to maintain our own financial stability according to the standards contained in the agreement.  Other than this support agreement, NLICA is under no obligation to invest money in us, nor is it in any way a guarantor of our contractual obligations or obligations under the Policies.

Service Agreement.  The Policies are administered by NLICA pursuant to a Service Agreement between NLICA and NLACA.  NLICA also maintains records of transactions relating to the Policies and provides other services.

Additional Information about the Separate Account

On October 1, 2002, in connection with the sponsored demutualization (whereby our parent company converted from a mutual insurance company to a stock insurance company, became a wholly-owned subsidiary of Nationwide Financial, and changed its name from Provident Mutual Life Insurance Company to Nationwide Life Insurance Company of America), the Provident mutual Variable Life Separate Account changed its name to the Nationwide Provident VLI Separate Account A.

Other Information

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policies.  Not all the information set forth in the registration statement, and the amendments and exhibits thereto, has been included in the prospectus and this SAI.  Statements contained in this SAI concerning the content of the Policies and other legal instruments are intended to be summaries.  For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street NE, Washington, DC 20549.

Financial Statements

All financial statements included in this SAI should be considered only as bearing on our ability to meet our obligations under the Policies.  They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors of Nationwide Life and Annuity Company of
America and Policyholders of Nationwide Provident VLI Separate Account A:
We have audited the accompanying statements of assets and liabilities of Nationwide Provident VLI Separate Account A (comprised of the sub-accounts listed in note 1) (collectively, the Account) as of December 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 2007 and 2006 and the financial highlights for each of the years in the five year period ended December 31, 2007. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts in the Account as of December 31, 2007, and the results of their operations for the year then ended, the changes in their net assets for the years ended December 31, 2007 and 2006 and the financial highlights for each of the years in the five year period ended December 31, 2007 in conformity with U.S. generally accepted accounting principles.
/s/ KPMG LLP
Philadelphia, PA
April 25, 2008

The Nationwide Provident VLI Separate Account A
      of Nationwide Life and Annuity Company of America
      Statement of Assets and Liabilities, December 31, 2007

	Shares	Cost	Fair Value

Nationwide Variable Insurance Trust:
Nationwide NVIT Nationwide Fund — Class IV	240,501	$2,884,737	$3,268,414
Nationwide NVIT Money Market Fund — Class IV	4,584,958	$4,584,958	$4,584,958
Nationwide NVIT Government Bond Fund — Class IV	176,129	$2,071,300	$2,048,378
JP Morgan NVIT Balanced Fund — Class IV	130,916	$1,300,855	$1,433,530
Nationwide NVIT Mid Cap Growth Fund — Class IV	196,054	$4,367,593	$6,387,432
Nationwide NVIT International Value Fund Class IV	213,414	$3,200,140	$3,728,341
Nationwide NVIT Growth Fund — Class IV	218,000	$2,265,829	$3,161,001
Van Kampen NVIT Comstock Value Fund — Class IV	275,145	$3,210,213	$3,164,172
Nationwide Multi-Manager NVIT Small Company Fund — Class IV	127,639	$2,883,919	$2,834,869
Nationwide Multi-Manager NVIT Small Cap Growth Fund — Class IV	276,279	$3,157,818	$2,729,635
Nationwide NVIT S&P 500 Index Fund — Class IV	2,683,208	$21,817,302	$27,422,390
Nationwide NVIT Government Bond Fund — Class I	2,624	$30,026	$30,523
Nationwide NVIT Investor Destinations Aggressive Fund — Class II	43,253	$555,272	$588,238
Nationwide NVIT Investor Destinations Conservative Fund — Class II	28,441	$301,247	$295,785
Nationwide NVIT Investor Destinations Moderate Fund — Class II	162,964	$2,011,979	$2,027,276
Nationwide NVIT Investor Destinations Moderately Aggressive Fund — Class II	136,875	$1,731,306	$1,825,911
Nationwide NVIT Investor Destinations Moderately Conservative Fund — Class II	18,735	$218,870	$212,645
Gartmore NVIT Emerging Markets Fund — Class I	22,737	$452,712	$514,092
Nationwide NVIT Mid Cap Index Fund — Class I	133,958	$2,516,679	$2,569,307
Federated NVIT High Income Bond Fund — Class I	3,302	$26,626	$25,227
Nationwide NVIT Global Financial Services Fund — Class I	5,501	$72,804	$59,910
Nationwide NVIT Global Health Sciences Fund — Class I	19,116	$210,371	$225,000
Nationwide NVIT Global Technology and Communications Fund — Class I	29,566	$131,440	$151,967
Gartmore NVIT Global Utilities Fund — Class I	23,121	$320,161	$283,460
Nationwide Multi-Manager NVIT Small Cap Growth Fund — Class I	18,160	$298,187	$327,059
Nationwide NVIT U.S. Growth Leaders Fund — Class I	32,830	$369,425	$423,832
Van Kampen NVIT Multi Sector Bond Fund — Class I	28,324	$280,463	$279,270
Nationwide NVIT International Value Fund — Class III	59,021	$1,043,045	$1,028,745
Gartmore NVIT Emerging Markets Fund — Class III	42,325	$687,773	$956,111
Nationwide NVIT Global Financial Services Fund — Class III	1,197	$16,204	$13,033
Nationwide NVIT Global Health Sciences Fund — Class III	15,415	$170,885	$181,896
Nationwide NVIT Global Technology and Communications Fund — Class III	32,255	$151,164	$167,079
Gartmore NVIT Global Utilities Fund — Class III	11,855	$151,783	$145,823
Federated NVIT High Income Bond Fund — Class III	5,006	$39,349	$38,196
American Funds NVIT Asset Allocation Fund — Class II	163,022	$3,215,742	$3,154,482
American Funds NVIT Bond Fund — Class II	197	$2,299	$2,207
American Funds NVIT Global Growth Fund — Class II	6,574	$170,466	$171,451
American Funds NVIT Growth Fund — Class II	5,750	$401,050	$414,938
American Funds NVIT Growth — Income Fund — Class II	31	$1,433	$1,370
Fidelity Variable Insurance Products Funds:
Fidelity VIP Equity-Income Portfolio: Initial Class	570,401	$12,881,655	$13,638,292
Fidelity VIP Growth Portfolio: Initial Class	449,084	$13,871,433	$20,262,669
Fidelity VIP High Income Portfolio: Initial Class	337,326	$2,155,661	$2,017,209
Fidelity VIP Overseas Portfolio: Initial Class	288,091	$4,507,634	$7,294,473
Fidelity VIP Overseas Portfolio: Initial Class R	184,301	$3,637,046	$4,657,277
Fidelity VIP Equity-Income Portfolio: Service Class	16,857	$433,103	$401,537
Fidelity VIP Growth Portfolio: Service Class	7,500	$259,205	$337,440
Fidelity VIP Overseas Portfolio: Service Class	357	$6,099	$8,991
Fidelity VIP Overseas Portfolio: Service Class R	8,232	$179,342	$207,355
VIP High Income Portfolio — Initial Class R	50,261	$316,539	$299,556
Fidelity Variable Insurance Products Funds II:
Fidelity VIP II Asset Manager Portfolio: Initial Class	210,298	$2,952,077	$3,484,635
Fidelity VIP II Investment Grade Bond Portfolio: Initial Class	367,908	$4,765,296	$4,694,502
Fidelity VIP II Contrafund Portfolio: Initial Class	793,221	$20,191,165	$22,130,852
Fidelity VIP II Investment Grade Bond Portfolio: Service Class	3,812	$47,359	$48,302
Fidelity Variable Insurance Products Funds III:
Fidelity VIP III Mid Cap Portfolio: Service Class	131,886	$4,224,421	$4,745,276
Fidelity VIP III Value Strategies Portfolio: Service Class	31,241	$402,468	$391,758
Fidelity Variable Insurance Products Funds IV:
Fidelity VIP IV Energy Portfolio: Service Class 2	69,533	$1,651,272	$1,838,459
Fidelity VIP IV Freedom Fund 2010 Portfolio — Service Class	1,052	$11,107	$12,570
Fidelity VIP IV Freedom Fund 2030 Portfolio — Service Class	4,790	$59,529	$62,320
Lehman Brothers Advisers Management Trust:
Lehman Brothers AMT Short Duration Bond Portfolio — I Class	165,258	$2,165,845	$2,148,350

The Nationwide Provident VLI Separate Account A
      of Nationwide Life and Annuity Company of America
      Statement of Assets and Liabilities, December 31, 2007 — continued

	Shares	Cost	Fair Value

Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Partners Portfolio I Class	149,272	$2,562,002	$3,100,387
Neuberger Berman AMT Fasciano Portfolio — S Class	824	$11,270	$11,941
Neuberger Berman AMT Mid Cap Growth Portfolio — I Class	5,893	$158,233	$167,958
Neuberger Berman AMT Socially Responsive Portfolio — I Class	401,996	$7,105,970	$7,199,754
Neuberger Berman AMT International Portfolio — S Class	117,424	$1,730,727	$1,598,145
Neuberger Berman AMT Regency Portfolio — S Class	91,789	$1,606,776	$1,594,368
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Fund: Initial Class	62,926	$749,684	$762,660
Van Eck Worldwide Hard Assets Fund: Initial Class	66,011	$2,013,029	$2,718,994
Van Eck Worldwide Emerging Markets Fund: Initial Class	176,918	$3,140,811	$4,904,156
Van Eck Worldwide Real Estate Portfolio: Initial Class	47,072	$765,051	$795,049
Van Eck Worldwide Bond Fund: Class R	19,256	$225,815	$233,191
Van Eck Worldwide Hard Assets Fund: Class R	16,041	$504,446	$660,569
Van Eck Worldwide Emerging Markets Fund: Class R	42,604	$894,878	$1,179,276
Van Eck Worldwide Real Estate Portfolio: Class R	35,067	$590,512	$589,133
The Alger American Fund:
Alger American Small Capitalization Portfolio: Class O Shares	222,151	$3,725,979	$7,402,064
Wells Fargo Advantage Variable Trust Funds:
Wells Fargo Advantage VT Discovery Fund	77,755	$1,025,516	$1,563,650
Wells Fargo VT Opportunity Fund — Investor Class	44,651	$906,865	$983,660
Dreyfus Variable Investment Fund:
Dreyfus Variable Investment Fund — Appreciation Portfolio: Initial Shares	9,645	$390,043	$432,682
Dreyfus Variable Investment Fund — Developing Leaders Portfolio: Initial Shares	2,872	$112,976	$92,878
Dreyfus Investment Portfolios:
Dreyfus Investment Portfolios — Small Cap Stock Index Portfolio: Service Shares	63,780	$1,104,659	$1,125,076
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund, Inc.: Initial Shares	17,180	$587,150	$642,545
American Century Variable Portfolios, Inc.:
American Century VP International Fund: Class I	29,714	$246,539	$352,403
American Century VP Ultra Fund: Class I	34,343	$353,800	$417,273
American Century VP Value Fund: Class I	802,826	$6,386,786	$5,997,111
American Century VP Income and Growth Fund: Class I	16,264	$127,528	$137,596
American Century VP International Fund: Class III	48,382	$428,711	$573,811
American Century VP Mid Cap Value Fund: Class I	1,647	$21,773	$21,316
American Century VP Vista Fund: Class I	5,575	$107,827	$122,654
American Century Variable Portfolios II, Inc.:
American Century VP Inflation Protection Fund: Class II	15,176	$153,890	$160,105
Janus Aspen Series:
Janus Aspen Series — Forty Portfolio — Service Shares	20,099	$660,316	$820,020
Janus Aspen Series — International Growth Portfolio: Service Shares	29,291	$1,668,726	$1,889,559
Janus Aspen Series — Global Technology Portfolio: Service Shares	5,782	$24,150	$29,950
Janus Aspen Series — Balanced Portfolio: Service Shares	5,182	$153,067	$161,067
Janus Aspen Series — INTECH Risk-Managed Core Portfolio: Service Shares	1,449	$18,952	$19,261
Janus Aspen Series — International Growth Portfolio: Service II Shares	43,591	$2,475,690	$2,823,820
Janus Aspen Series — Global Technology Portfolio: Service II Shares	1,291	$5,587	$6,819
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/ VA: Non-Service Shares	26,068	$1,074,052	$1,229,877
Oppenheimer Global Securities Fund/ VA: Non-Service Shares	16,174	$499,888	$591,985
Oppenheimer Main Street Fund/ VA: Non-Service Shares	32,326	$747,961	$827,862
Oppenheimer High Income Fund/ VA: Non-Service Shares	16,478	$134,831	$131,001
Oppenheimer Main Street Small Cap Fund/ VA: Non-Service Shares	154,252	$2,406,190	$2,807,391
Oppenheimer Global Securities Fund/ VA: Class 3	35,533	$1,217,785	$1,308,343
Oppenheimer High Income Fund/ VA: Class 3	54,406	$449,863	$434,162
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund: Series I Shares	15,267	$182,732	$194,344
AIM V.I. Capital Appreciation Fund: Series I Shares	6,158	$145,248	$180,873
AIM V.I. Capital Development Fund: Series I Shares	14,460	$241,493	$272,568
Federated Insurance Series:
Federated Quality Bond Fund II: Primary Shares	11,739	$129,518	$133,121
Federated American Leaders Fund II: Primary Shares	135	$2,606	$2,311
Federated Capital Appreciation Fund II: Primary Shares	6,577	$42,752	$48,604

The Nationwide Provident VLI Separate Account A
      of Nationwide Life and Annuity Company of America
      Statement of Assets and Liabilities, December 31, 2007 — continued

	Shares	Cost	Fair Value

Franklin Templeton Variable Insurance Products Trust:
Franklin Templeton VIP Franklin Small Cap Value Securities Fund: Class 1	208,132	$3,403,045	$3,617,326
Franklin Templeton VIP Franklin Rising Dividends Securities Fund: Class 1	43,752	$826,524	$857,974
Franklin Templeton VIP Templeton Foreign Securities Fund: Class 1	18,233	$321,322	$375,236
Franklin Templeton VIP Templeton Developing Markets Securities Fund — Class 3	79,887	$1,133,769	$1,275,002
Franklin Templeton VIP Templeton Global Income Securities Fund — Class 3	44,526	$719,691	$744,035
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio: Class A	21,852	$548,620	$586,078
AllianceBernstein Small / Mid Cap Value Portfolio: Class A	58,760	$1,038,033	$1,005,386
MFS Variable Insurance Trust:
MFS Investors Growth Stock Series: Initial Class	10,502	$103,703	$124,139
MFS Value Series: Initial Class	50,436	$713,635	$769,150
Putnam Variable Trust:
Putnam VT Growth & Income Fund: Class IB	4,847	$124,791	$112,065
Putnam VT International Equity Fund: Class IB	5,284	$85,065	$100,177
Putnam VT Voyager Fund: Class IB	2,840	$81,210	$90,100
Vanguard Variable Insurance Fund:
Vanguard Equity Income Portfolio	12,476	$236,398	$246,907
Vanguard Total Bond Market Index Portfolio	11,184	$123,049	$129,065
Vanguard High Yield Bond Portfolio	11,890	$100,203	$97,618
Vanguard Mid Cap Index Portfolio	22,069	$402,935	$410,042
Van Kampen — The Universal Institutional Funds, Inc.:
Van Kampen Core Plus Fixed Income Portfolio: Class I	10,047	$114,033	$116,348
Van Kampen Emerging Markets Debt Portfolio: Class I	5,515	$45,107	$47,043
Van Kampen U.S. Real Estate Portfolio: Class I	196,102	$4,572,354	$4,324,050
T Rowe Price:
T Rowe Price Blue Chip Growth Portfolio — Class II	56,150	$579,606	$656,956
T Rowe Price Equity Income Portfolio — Class II	17,079	$436,741	$403,912
T Rowe Price Limited Term Bond Portfolio — Class II	12,135	$59,446	$60,066
Total Investments			$241,161,794
Accounts Receivable			—

Total Assets			241,161,794
Accounts Payable			—

Net Assets			$241,161,794

Policyholders’ Equity			240,819,420
Attributable to Nationwide Life and Annuity Company of America			342,374

			$241,161,794

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2007

										Nationwide	Nationwide
										Multi-	Multi-
			Nationwide	Nationwide		Nationwide	Nationwide		Van Kampen	Manager	Manager	Nationwide
		Nationwide	NVIT	NVIT	JP Morgan	NVIT	NVIT	Nationwide	NVIT	NVIT	NVIT	NVIT
		NVIT	Money	Government	NVIT	Mid Cap	International	NVIT	Comstock	Small	Small Cap	S&P 500
		Nationwide	Market	Bond	Balanced	Growth	Value	Growth	Value	Company	Growth	Index
		Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —
	Total	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV

Investment Income
Dividends	$3,622,024	$35,035	$220,851	$90,234	$32,779	—	$103,090	$5,799	$101,003	$3,259	$36,830	$451,547
Expenses
Mortality and expense risks	1,657,639	22,304	32,593	13,334	10,307	$54,811	32,741	22,168	46,005	21,056	22,281	196,197
Investment Expense	1,010	—	—	—	—	—	—	—	—	—	—	—

Total expenses	1,658,649	22,304	32,593	13,334	10,307	54,811	32,741	22,168	46,005	21,056	22,281	196,197

Net investment income (loss)	1,963,375	12,731	188,258	76,900	22,472	(54,811)	70,349	(16,369)	54,998	(17,797)	14,549	255,350

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	13,217,700	157,656	—	—	41,226	—	359,664	—	150,088	393,255	393,422	—
Net realized (loss) gain from redemption of investment shares	14,256,759	34,411	—	(16,626)	24,610	1,127,904	793,331	187,923	1,291,600	86,683	141,132	65,761

Net realized (loss) gain on investments	27,474,459	192,067	—	(16,626)	65,836	1,127,904	1,152,995	187,923	1,441,688	479,938	534,554	65,761

Net unrealized appreciation (depreciation) of investments:
Beginning of year	40,973,014	346,677	—	(90,373)	162,277	2,444,223	1,616,013	527,342	1,471,465	383,432	339,523	4,710,510
End of year	33,330,180	383,677	—	(22,922)	132,675	2,019,839	528,201	895,172	(46,041)	(49,050)	(428,183)	5,605,088

Net unrealized appreciation (depreciation) during the year	(7,642,834)	37,000	—	67,451	(29,602)	(424,384)	(1,087,812)	367,830	(1,517,506)	(432,482)	(767,706)	894,578

Net realized and unrealized gain (loss) on investments	19,831,625	229,067	—	50,825	36,234	703,520	65,183	555,753	(75,818)	47,456	(233,152)	960,339

Net increase in net assets resulting from operations	$21,795,000	$241,798	$188,258	$127,725	$58,706	$648,709	$135,532	$539,384	$(20,820)	$29,659	$(218,603)	$1,215,689

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2007 — continued

					Nationwide	Nationwide
		Nationwide	Nationwide	Nationwide	NVIT	NVIT			Federated	Nationwide	Nationwide	Nationwide
	Nationwide	NVIT	NVIT	NVIT	Investor	Investor	Gartmore	Nationwide	NVIT	NVIT	NVIT	NVIT
	NVIT	Investor	Investor	Investor	Destinations	Destinations	NVIT	NVIT	High	Global	Global	Global
	Government	Destinations	Destinations	Destinations	Moderately	Moderately	Emerging	Mid Cap	Income	Financial	Health	Technology and
	Bond	Aggressive	Conservative	Moderate	Aggressive	Conservative	Markets	Index	Bond	Services	Sciences	Communications
	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —
	Class I	Class II	Class II	Class II	Class II	Class II	Class I	Class I	Class I	Class I	Class I	Class I

Investment Income
Dividends	$677	$11,166	$9,724	$35,900	$35,446	$5,802	$3,705	$18,667	$1,942	$2,076	$386	—
Expenses
Mortality and expense risks	110	4,237	1,612	8,173	10,961	1,121	3,583	8,930	180	434	4,137	$3,771
Investment Expense	—	—	—	—	—	—	—	—	—	—	—	—

Total expenses	110	4,237	1,612	8,173	10,961	1,121	3,583	8,930	180	434	4,137	3,771

Net investment income (loss)	567	6,929	8,112	27,727	24,485	4,681	122	9,737	1,762	1,642	(3,751)	(3,771)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	18,533	6,555	14,002	26,934	7,804	54,138	20,385	—	8,575	15,437	—
Net realized (loss) gain from redemption of investment shares	(45)	9,960	2,928	29,512	38,991	(3,240)	161,231	48,130	(81)	717	47,734	189,985

Net realized (loss) gain on investments	(45)	28,493	9,483	43,514	65,925	4,564	215,369	68,515	(81)	9,292	63,171	189,985

Net unrealized appreciation (depreciation) of investments:
Beginning of year	(181)	44,290	927	41,791	118,480	1,324	90,482	83,444	(387)	(1,817)	7,145	91,128
End of year	497	32,966	(5,462)	15,297	94,605	(6,225)	61,380	52,628	(1,399)	(12,894)	14,629	20,527

Net unrealized appreciation (depreciation) during the year	678	(11,324)	(6,389)	(26,494)	(23,875)	(7,549)	(29,102)	(30,816)	(1,012)	(11,077)	7,484	(70,601)

Net realized and unrealized gain (loss) on investments	633	17,169	3,094	17,020	42,050	(2,985)	186,267	37,699	(1,093)	(1,785)	70,655	119,384

Net increase in net assets resulting from operations	$1,200	$24,098	$11,206	$44,747	$66,535	$1,696	$186,389	$47,436	$669	$(143)	$66,904	$115,613

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2007 — continued

		Nationwide
		Multi-
		Manager	Nationwide	Van Kampen			Nationwide	Nationwide	Nationwide		Federated	American
	Gartmore	NVIT	NVIT	NVIT	Nationwide	Gartmore	NVIT	NVIT	NVIT	Gartmore	NVIT	Funds	American
	NVIT	Small	U.S.	Multi	NVIT	NVIT	Global	Global	Global	NVIT	High	NVIT	Funds
	Global	Cap	Growth	Sector	International	Emerging	Financial	Health	Technology and	Global	Income	Asset	NVIT
	Utilities	Growth	Leaders	Bond	Value	Markets	Services	Sciences	Communications	Utilities	Bond	Allocation	Bond
	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —
	Class I	Class I	Class I	Class I	Class III	Class III	Class III	Class III	Class III	Class III	Class III	Class II	Class II

Investment Income
Dividends	$4,389	—	—	$9,363	$56,495	$5,363	$496	$320	—	$3,886	$2,492	$53,279	$101
Expenses
Mortality and expense risks	772	$2,261	$2,972	1,615	23,047	5,572	172	7,406	$7,748	1,166	231	7,119	4
Investment Expense	—	—	—	—	476	8	4	163	175	—	—	—	—

Total expenses	772	2,261	2,972	1,615	23,523	5,580	176	7,569	7,923	1,166	231	7,119	4

Net investment income (loss)	3,617	(2,261)	(2,972)	7,748	32,972	(217)	320	(7,249)	(7,923)	2,720	2,261	46,160	97

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	51,474	—	—	11	270,475	77,612	1,944	27,009	—	27,549	—	—	—
Net realized (loss) gain from redemption of investment shares	7,492	1,967	3,513	45	547,525	54,478	(91)	95,611	404,251	16,689	(23)	152	(2)

Net realized (loss) gain on investments	58,966	1,967	3,513	56	818,000	132,090	1,853	122,620	404,251	44,238	(23)	152	(2)

Net unrealized appreciation (depreciation) of investments:
Beginning of year	3,914	2,535	(20,995)	(1,732)	751,168	129,181	(1,840)	34,130	222,340	12,554	431	—	—
End of year	(36,701)	28,872	54,407	(1,193)	(14,300)	268,338	(3,171)	11,011	15,915	(5,960)	(1,153)	(61,260)	(92)

Net unrealized appreciation (depreciation) during the year	(40,615)	26,337	75,402	539	(765,468)	139,157	(1,331)	(23,119)	(206,425)	(18,514)	(1,584)	(61,260)	(92)

Net realized and unrealized gain (loss) on investments	18,351	28,304	78,915	595	52,532	271,247	522	99,501	197,826	25,724	(1,607)	(61,108)	(94)

Net increase in net assets resulting from operations	$21,968	$26,043	$75,943	$8,343	$85,504	$271,030	$842	$92,252	$189,903	$28,444	$654	$(14,948)	$3

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2007 — continued

	American		American
	Funds	American	Funds	Fidelity VIP		Fidelity VIP			Fidelity VIP
	NVIT	Funds	NVIT	Equity-	Fidelity VIP	High	Fidelity VIP	Fidelity VIP	Equity-	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Global	NVIT	Growth-	Income	Growth	Income	Overseas	Overseas	Income	Growth	Overseas	Overseas
	Growth	Growth	Income	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:
	Fund —	Fund —	Fund —	Initial	Initial	Initial	Initial	Initial	Service	Service	Service	Service
	Class II	Class II	Class II	Class	Class	Class	Class	Class R	Class	Class	Class	Class R

Investment Income
Dividends	$2,286	$2,045	$17	$256,451	$156,610	$177,402	$236,871	$166,754	$6,898	$1,694	$274	$5,507
Expenses
Mortality and expense risks	428	2,007	4	100,725	132,275	16,530	47,416	40,077	2,456	2,217	64	1,257
Investment Expense	—	—	—	—	—	—	—	19	—	—	—	—

Total expenses	428	2,007	4	100,725	132,275	16,530	47,416	40,096	2,456	2,217	64	1,257

Net investment income (loss)	1,858	38	13	155,726	24,335	160,872	189,455	126,658	4,442	(523)	210	4,250

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	114	—	1,130,856	16,842	—	463,282	354,563	32,462	289	572	9,213
Net realized (loss) gain from redemption of investment shares	2,791	1,587	(2)	289,873	(24,057)	100,951	453,577	651,218	3,801	13,223	273	4,983
Net realized (loss) gain on investments	2,791	1,701	(2)	1,420,729	(7,215)	100,951	916,859	1,005,781	36,263	13,512	845	14,196

Net unrealized appreciation (depreciation) of investments:
Beginning of year	—	150	—	2,155,048	1,997,127	68,889	2,824,748	1,382,975	13,971	23,196	2,631	22,137
End of year	985	13,888	(63)	756,637	6,391,236	(138,452)	2,786,839	1,020,231	(31,566)	78,235	2,892	28,013

Net unrealized appreciation (depreciation) during the year	985	13,738	(63)	(1,398,411)	4,394,109	(207,341)	(37,909)	(362,744)	(45,537)	55,039	261	5,876

Net realized and unrealized gain (loss) on investments	3,776	15,439	(65)	22,318	4,386,894	(106,390)	878,950	643,037	(9,274)	68,551	1,106	20,072

Net increase in net assets resulting from operations	$5,634	$15,477	$(52)	$178,044	$4,411,229	$54,482	$1,068,405	$769,695	$(4,832)	$68,028	$1,316	$24,322

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2007 — continued

			Fidelity		Fidelity				Fidelity	Fidelity	Lehman
		Fidelity	VIP II		VIP II		Fidelity		VIP IV	VIP IV	Brothers
		VIP II	Investment	Fidelity	Investment	Fidelity	VIP III	Fidelity	Freedom	Freedom	AMT	Neuberger
	VIP High	Asset	Grade	VIP II	Grade	VIP III	Value	VIP IV	Fund	Fund	Short	Berman
	Income	Manager	Bond	Contrafund	Bond	Mid Cap	Strategies	Energy	2010	2030	Duration	AMT
	Portfolio —	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio —	Portfolio —	Bond	Partners
	Initial	Initial	Initial	Initial	Service	Service	Service	Service	Service	Service	Portfolio —	Portfolio
	Class R	Class	Class	Class	Class	Class	Class	Class 2	Class	Class	I Class	I Class

Investment Income
Dividends	$16,453	$211,368	$193,372	$201,880	$1,896	$34,003	$3,366	$1,792	$297	$1,242	$65,774	$19,530
Expenses
Mortality and expense risks	704	24,068	31,777	164,754	346	34,666	3,166	4,930	95	431	13,331	20,205
Investment Expense	15	—	—	—	—	—	—	—	—	—	—	—

Total expenses	719	24,068	31,777	164,754	346	34,666	3,166	4,930	95	431	13,331	20,205

Net investment income (loss)	15,734	187,300	161,595	37,126	1,550	(663)	200	(3,138)	202	811	52,443	(675)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	97,933	—	5,399,934	—	421,730	39,104	78,069	346	2,406	—	305,620
Net realized (loss) gain from redemption of investment shares	(252)	75,200	(22,164)	1,610,486	(66)	295,679	2,726	42,075	228	1,068	(15,455)	82,065

Net realized (loss) gain on investments	(252)	173,133	(22,164)	7,010,420	(66)	717,409	41,830	120,144	574	3,474	(15,455)	387,685

Net unrealized appreciation (depreciation) of investments:
Beginning of year	—	417,641	(95,290)	5,388,952	828	586,187	19,605	(8,975)	1,251	1,453	(56,313)	674,154
End of year	(16,983)	532,558	(70,794)	1,939,687	943	520,855	(10,710)	187,187	1,463	2,791	(17,495)	538,385

Net unrealized appreciation (depreciation) during the year	(16,983)	114,917	24,496	(3,449,265)	115	(65,332)	(30,315)	196,162	212	1,338	38,818	(135,769)

Net realized and unrealized gain (loss) on investments	(17,235)	288,050	2,332	3,561,155	49	652,077	11,515	316,306	786	4,812	23,363	251,916

Net increase in net assets resulting from operations	$(1,501)	$475,350	$163,927	$3,598,281	$1,599	$651,414	$11,715	$313,168	$988	$5,623	$75,806	$251,241

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2007 — continued

							Van Eck	Van Eck	Van Eck
		Neuberger	Neuberger			Van Eck	Worldwide	Worldwide	Worldwide		Van Eck
	Neuberger	Berman AMT	Berman AMT	Neuberger	Neuberger	Worldwide	Hard	Emerging	Real	Van Eck	Worldwide
	Berman AMT	Mid Cap	Socially	Berman AMT	Berman AMT	Bond	Assets	Markets	Estate	Worldwide	Hard
	Fasciano	Growth	Responsive	International	Regency	Fund:	Fund:	Fund:	Portfolio:	Bond	Assets
	Portfolio —	Portfolio —	Portfolio —	Portfolio —	Portfolio —	Initial	Initial	Initial	Initial	Fund:	Fund:
	S Class	I Class	I Class	S Class	S Class	Class	Class	Class	Class	Class R	Class R

Investment Income
Dividends	—	—	$5,328	$25,887	$5,982	$46,241	$1,896	$17,020	$10,258	$10,117	$738
Expenses
Mortality and expense risks	78	$849	15,591	3,819	3,729	4,912	12,423	28,593	6,356	1,422	4,740
Investment Expense	—	—	—	—	—	—	—	—	—	—	2

Total expenses	78	849	15,591	3,819	3,729	4,912	12,423	28,593	6,356	1,422	4,742

Net investment income (loss)	(78)	(849)	(10,263)	22,068	2,253	41,329	(10,527)	(11,573)	3,902	8,695	(4,004)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	91	—	20,042	91,823	38,806	—	184,923	672,282	98,824	—	72,241
Net realized (loss) gain from redemption of investment shares	61	12,658	16,363	3,883	528	(4,898)	166,682	518,095	101,898	(2,453)	96,865

Net realized (loss) gain on investments	152	12,658	36,405	95,706	39,334	(4,898)	351,605	1,190,377	200,722	(2,453)	169,106

Net unrealized appreciation (depreciation) of investments:
Beginning of year	801	5,560	7,656	2,693	665	(15,453)	318,307	1,620,816	223,417	(4,517)	87,480
End of year	671	9,725	93,784	(132,582)	(12,408)	12,976	705,965	1,763,345	29,998	7,376	156,123

Net unrealized appreciation (depreciation) during the year	(130)	4,165	86,128	(135,275)	(13,073)	28,429	387,658	142,529	(193,419)	11,893	68,643

Net realized and unrealized gain (loss) on investments	22	16,823	122,533	(39,569)	26,261	23,531	739,263	1,332,906	7,303	9,440	237,749

Net increase in net assets resulting from operations	$(56)	$15,974	$112,270	$(17,501)	$28,514	$64,860	$728,736	$1,321,333	$11,205	$18,135	$233,745

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2007 — continued

							Dreyfus	Dreyfus
						Dreyfus	Variable	Investment
			Alger			Variable	Investment	Portfolios —
	Van Eck	Van Eck	American	Wells	Wells	Investment	Fund —	Small Cap
	Worldwide	Worldwide	Small	Fargo	Fargo VT	Fund —	Developing	Stock		American			American
	Emerging	Real	Capitalization	Advantage	Opportunity	Appreciation	Leaders	Index	Dreyfus Stock	Century VP	American	American	Century VP
	Markets	Estate	Portfolio:	VT	Fund —	Portfolio:	Portfolio:	Portfolio:	Index Fund,	International	Century VP	Century VP	Income and
	Fund:	Portfolio:	Class O	Discovery	Investor	Initial	Initial	Service	Inc.: Initial	Fund:	Ultra Fund:	Value Fund:	Growth Fund:
	Class R	Class R	Shares	Fund	Class	Shares	Shares	Shares	Shares	Class I	Class I	Class I	Class I

Investment Income
Dividends	$6,076	$6,669	—	—	$6,251	$33,338	$1,127	$3,789	$10,341	$2,301	—	$14,060	$2,131
Expenses
Mortality and expense risks	9,400	4,732	$50,340	$11,231	7,509	11,899	969	7,791	4,319	2,220	$2,550	16,566	952
Investment Expense	48	12	—	—	—	—	—	—	—	—	—	—	—

Total expenses	9,448	4,744	50,340	11,231	7,509	11,899	969	7,791	4,319	2,220	2,550	16,566	952

Net investment income (loss)	(3,372)	1,925	(50,340)	(11,231)	(1,258)	21,439	158	(4,002)	6,022	81	(2,550)	(2,506)	1,179

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	240,986	64,434	—	—	146,482	—	19,706	40,697	—	—	—	72,912	—
Net realized (loss) gain from redemption of investment shares	213,232	5,332	373,929	101,166	48,773	383,693	(7,405)	19,335	17,144	26,288	8,159	499	4,038

Net realized (loss) gain on investments	454,218	69,766	373,929	101,166	195,255	383,693	12,301	60,032	17,144	26,288	8,159	73,411	4,038

Net unrealized appreciation (depreciation) of investments:
Beginning of year	339,931	66,903	2,899,545	329,319	211,445	348,905	7,824	101,502	56,202	76,583	2,981	74,227	17,169
End of year	284,398	(1,379)	3,676,085	538,134	76,795	42,639	(20,098)	20,417	55,395	105,864	63,473	(389,675)	10,068

Net unrealized appreciation (depreciation) during the year	(55,533)	(68,282)	776,540	208,815	(134,650)	(306,266)	(27,922)	(81,085)	(807)	29,281	60,492	(463,902)	(7,101)

Net realized and unrealized gain (loss) on investments	398,685	1,484	1,150,469	309,981	60,605	77,427	(15,621)	(21,053)	16,337	55,569	68,651	(390,491)	(3,063)

Net increase in net assets resulting from operations	$395,313	$3,409	$1,100,129	$298,750	$59,347	$98,866	$(15,463)	$(25,055)	$22,359	$55,650	$66,101	$(392,997)	$(1,884)

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2007 — continued

									Janus Aspen
									Series —
						Janus Aspen	Janus Aspen		INTECH	Janus Aspen	Janus Aspen
		American		American	Janus Aspen	Series —	Series —	Janus Aspen	Risk-	Series —	Series —	Oppenheimer
	American	Century VP		Century VP	Series —	International	Global	Series —	Managed	International	Global	Capital
	Century VP	Mid Cap	American	Inflation	Forty	Growth	Technology	Balanced	Core	Growth	Technology	Appreciation
	International	Value	Century VP	Protection	Portfolio -	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Fund/VA:
	Fund:	Fund:	Vista Fund:	Fund:	Service	Service	Service	Service	Service	Service II	Service II	Non-Service
	Class III	Class I	Class I	Class II	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

Investment Income
Dividends	$3,899	$143	—	$6,358	$1,087	$4,557	$95	$2,735	$90	$6,435	$21	$12,145
Expenses
Mortality and expense risks	4,328	114	$333	1,013	3,542	5,906	186	754	130	9,909	36	30,295
Investment Expense	70	—	—	—	—	—	—	—	—	13	—	—

Total expenses	4,398	114	333	1,013	3,542	5,906	186	754	130	9,922	36	30,295

Net investment income (loss)	(499)	29	(333)	5,345	(2,455)	(1,349)	(91)	1,981	(40)	(3,487)	(15)	(18,150)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	118	—	—	—	—	—	—	164	—	—	—
Net realized (loss) gain from redemption of investment shares	54,738	140	1,461	(35)	84,305	87,278	1,397	8,569	(38)	106,999	339	1,208,405

Net realized (loss) gain on investments	54,738	258	1,461	(35)	84,305	87,278	1,397	8,569	126	106,999	339	1,208,405

Net unrealized appreciation (depreciation) of investments:
Beginning of year	108,294	1,035	19	(962)	80,942	88,083	1,008	9,250	(561)	86,019	551	785,040
End of year	145,100	(457)	14,827	6,215	159,704	220,833	5,800	8,000	309	348,130	1,232	155,825

Net unrealized appreciation (depreciation) during the year	36,806	(1,492)	14,808	7,177	78,762	132,750	4,792	(1,250)	870	262,111	681	(629,215)

Net realized and unrealized gain (loss) on investments	91,544	(1,234)	16,269	7,142	163,067	220,028	6,189	7,319	996	369,110	1,020	579,190

Net increase in net assets resulting from operations	$91,045	$(1,205)	$15,936	$12,487	$160,612	$218,679	$6,098	$9,300	$956	$365,623	$1,005	$561,040

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2007 — continued

	Oppenheimer			Oppenheimer			AIM V.I.	AIM V.I.	AIM V.I.	Federated	Federated	Federated
	Global	Oppenheimer	Oppenheimer	Main Street	Oppenheimer		Basic	Capital	Capital	Quality	American	Capital
	Securities	Main Street	High Income	Small Cap	Global	Oppenheimer	Value	Appreciation	Development	Bond	Leaders	Appreciation
	Fund/VA:	Fund/VA:	Fund/VA:	Fund/VA:	Securities	High Income	Fund:	Fund:	Fund:	Fund II:	Fund II:	Fund II:
	Non-Service	Non-Service	Non-Service	Non-Service	Fund/VA:	Fund/VA:	Series I	Series I	Series I	Primary	Primary	Primary
	Shares	Shares	Shares	Shares	Class 3	Class 3	Shares	Shares	Shares	Shares	Shares	Shares

Investment Income
Dividends	$8,965	$30,430	$15,728	$8,163	$11,127	—	$1,193	—	—	$4,784	$34	$464
Expenses
Mortality and expense risks	4,259	17,615	1,705	19,049	8,383	$1,701	1,375	$1,378	$2,093	807	37	370
Investment Expense	—	—	—	—	3	2	—	—	—	—	—	—

Total expenses	4,259	17,615	1,705	19,049	8,386	1,703	1,375	1,378	2,093	807	37	370

Net investment income (loss)	4,706	12,815	14,023	(10,886)	2,741	(1,703)	(182)	(1,378)	(2,093)	3,977	(3)	94

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	32,590	—	—	87,054	40,510	—	11,120	—	21,516	—	254	—
Net realized (loss) gain from redemption of investment shares	75,660	649,020	(9,050)	36,976	25,053	(213)	6,430	11,235	18,476	(51)	1,386	6,582

Net realized (loss) gain on investments	108,250	649,020	(9,050)	124,030	65,563	(213)	17,550	11,235	39,992	(51)	1,640	6,582

Net unrealized appreciation (depreciation) of investments:
Beginning of year	166,649	587,856	5,041	576,212	121,371	—	28,433	26,122	41,321	2,143	2,087	7,118
End of year	92,097	79,901	(3,830)	401,201	90,558	(15,701)	11,612	35,625	31,075	3,603	(295)	5,852

Net unrealized appreciation (depreciation) during the year	(74,552)	(507,955)	(8,871)	(175,011)	(30,813)	(15,701)	(16,821)	9,503	(10,246)	1,460	(2,382)	(1,266)

Net realized and unrealized gain (loss) on investments	33,698	141,065	(17,921)	(50,981)	34,750	(15,914)	729	20,738	29,746	1,409	(742)	5,316

Net increase in net assets resulting from operations	$38,404	$153,880	$(3,898)	$(61,867)	$37,491	$(17,617)	$547	$19,360	$27,653	$5,386	$(745)	$5,410

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2007 — continued

	Franklin	Franklin		Franklin	Franklin
	Templeton VIP	Templeton VIP	Franklin	Templeton VIP	Templeton VIP	Alliance	Alliance	MFS
	Franklin	Franklin	Templeton VIP	Templeton	Templeton	Bernstein	Bernstein	Investors
	Small Cap	Rising	Templeton	Developing	Global	Growth	Small /	Growth	MFS	Putnam VT	Putnam VT
	Value	Dividends	Foreign	Markets	Income	and	Mid Cap	Stock	Value	Growth &	International	Putnam VT
	Securities	Securities	Securities	Securities	Securities	Income	Value	Series:	Series:	Income	Equity	Voyager
	Fund:	Fund:	Fund:	Fund -	Fund -	Portfolio:	Portfolio:	Initial	Initial	Fund:	Fund:	Fund:
	Class 1	Class 1	Class 1	Class 3	Class 3	Class A	Class A	Class	Class	Class IB	Class IB	Class IB

Investment Income
Dividends	$34,484	$26,213	$12,271	$6,171	$18,882	$10,404	$2,434	$358	$3,963	$1,261	$2,719	—
Expenses
Mortality and expense risks	28,569	7,372	3,268	4,286	3,083	4,814	3,126	803	4,549	806	687	$592
Investment Expense	—	—	—	—	—	—	—	—	—	—	—	—

Total expenses	28,569	7,372	3,268	4,286	3,083	4,814	3,126	803	4,549	806	687	592

Net investment income (loss)	5,915	18,841	9,003	1,885	15,799	5,590	(692)	(445)	(586)	455	2,032	(592)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	263,853	14,855	25,408	20,396	—	35,311	17,998	—	6,787	14,495	11,769	—
Net realized (loss) gain from redemption of investment shares	284,787	68,771	108,810	22,964	1,348	46,855	16,867	3,248	47,281	1,569	797	1,321

Net realized (loss) gain on investments	548,640	83,626	134,218	43,360	1,348	82,166	34,865	3,248	54,068	16,064	12,566	1,321

Net unrealized appreciation (depreciation) of investments:
Beginning of year	863,350	155,921	130,632	16,741	669	96,577	26,082	12,775	79,700	12,731	22,797	6,274
End of year	214,281	31,450	53,914	141,233	24,344	37,458	(32,647)	20,436	55,515	(12,726)	15,112	8,890

Net unrealized appreciation (depreciation) during the year	(649,069)	(124,471)	(76,718)	124,492	23,675	(59,119)	(58,729)	7,661	(24,185)	(25,457)	(7,685)	2,616

Net realized and unrealized gain (loss) on investments	(100,429)	(40,845)	57,500	167,852	25,023	23,047	(23,864)	10,909	29,883	(9,393)	4,881	3,937

Net increase in net assets resulting from operations	$(94,514)	$(22,004)	$66,503	$169,737	$40,822	$28,637	$(24,556)	$10,464	$29,297	$(8,938)	$6,913	$3,345

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2007 — continued

		Vanguard			Van Kampen	Van Kampen		T Rowe	T Rowe	T Rowe
		Total	Vanguard		Core Plus	Emerging	Van Kampen	Price Blue	Price	Price
	Vanguard	Bond	High	Vanguard	Fixed	Markets	U.S. Real	Chip	Equity	Limited
	Equity	Market	Yield	Mid Cap	Income	Debt	Estate	Growth	Income	Term Bond
	Income	Index	Bond	Index	Portfolio:	Portfolio:	Portfolio:	Portfolio —	Portfolio —	Portfolio —
	Portfolio	Portfolio	Portfolio	Portfolio	Class I	Class I	Class I	Class II	Class II	Class II

Investment Income
Dividends	$5,151	$3,687	$4,862	$3,985	$2,879	$3,362	$38,736	$561	$4,624	$1,130
Expenses
Mortality and expense risks	2,129	979	760	3,328	695	347	27,511	4,344	2,020	203

Total expenses	2,129	979	760	3,328	695	347	27,511	4,344	2,020	203

Net investment income (loss)	3,022	2,708	4,102	657	2,184	3,015	11,225	(3,783)	2,604	927

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	13,768	—	—	33,565	—	1,436	302,496	—	20,905	—
Net realized (loss) gain from redemption of investment shares	1,360	(42)	(394)	6,728	185	710	192,838	6,707	1,132	24

Net realized (loss) gain on investments	15,128	(42)	(394)	40,293	185	2,146	495,334	6,707	22,037	24

Net unrealized appreciation (depreciation) of investments:
Beginning of year	21,673	2,337	736	35,934	(74)	4,424	1,019,352	17,918	3,658	9
End of year	10,509	6,016	(2,585)	7,107	2,315	1,936	(248,304)	77,350	(32,829)	620

Net unrealized appreciation (depreciation) during the year	(11,164)	3,679	(3,321)	(28,827)	2,389	(2,488)	(1,267,656)	59,432	(36,487)	611

Net realized and unrealized gain (loss) on investments	3,964	3,637	(3,715)	11,466	2,574	(342)	(772,322)	66,139	(14,450)	635

Net increase in net assets resulting from operations	$6,986	$6,345	$387	$12,123	$4,758	$2,673	$(761,097)	$62,356	$(11,846)	$1,562

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2007

										Nationwide	Nationwide
										Multi-	Multi-
			Nationwide	Nationwide		Nationwide	Nationwide		Van Kampen	Manager	Manager	Nationwide
		Nationwide	NVIT	NVIT	JP Morgan	NVIT	NVIT	Nationwide	NVIT	NVIT	NVIT	NVIT
		NVIT	Money	Government	NVIT	Mid Cap	International	NVIT	Comstock	Small	Small Cap	S&P 500
		Nationwide	Market	Bond	Balanced	Growth	Value	Growth	Value	Company	Growth	Index
		Fund —	Fund —	Fund —	Fund —	Fund —	Fund	Fund —	Fund —	Fund —	Fund —	Fund —
	Total	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV

From Operations
Net investment income (loss)	$1,963,375	$12,731	$188,258	$76,900	$22,472	($54,811)	$70,349	($16,369)	$54,998	($17,797)	$14,549	$255,350
Net realized (loss) gain on investments	27,474,459	192,067	—	(16,626)	65,836	1,127,904	1,152,995	187,923	1,441,688	479,938	534,554	65,761
Net unrealized appreciation (depreciation) during the year	(7,642,834)	37,000	—	67,451	(29,602)	(424,384)	(1,087,812)	367,830	(1,517,506)	(432,482)	(767,706)	894,578

Net increase in net assets from operations	21,795,000	241,798	188,258	127,725	58,706	648,709	135,532	539,384	(20,820)	29,659	(218,603)	1,215,689

From Variable Life Policy Transactions
Policyholders’ net premiums	23,280,399	285,304	1,657,635	142,760	118,583	569,356	195,959	298,158	473,705	458,326	248,202	2,649,447
Cost of insurance and administrative charges	(14,675,841)	(268,329)	(634,047)	(133,166)	(142,958)	(447,267)	(186,887)	(271,598)	(288,018)	(213,008)	(213,810)	(2,493,740)
Surrenders and forfeitures	(7,880,781)	(147,503)	(398,485)	(57,480)	(90,961)	(269,407)	(187,234)	(153,801)	(149,444)	(90,810)	(125,932)	(1,346,210)
Transfers between portfolios and the Guaranteed Account	(269,234)	(48,394)	(604,191)	7,703	(13,709)	(2,117,075)	(1,431,445)	(140,628)	(4,261,703)	11,904	(152,948)	(294,211)
Net (withdrawals) repayments due to policy loans	(1,791,655)	(27,092)	(130,139)	(441)	3,919	(73,049)	(5,358)	(42,814)	(32,395)	(39,708)	(54,804)	(244,887)
Withdrawals due to death benefits	(1,136,423)	(44,612)	(68,665)	(1,417)	(10,135)	(6,760)	(52,954)	(21,289)	(19,753)	(14,213)	(17,027)	(195,260)

Net (decrease) increase in net assets derived from policy transactions	(2,473,535)	(250,626)	(177,892)	(42,041)	(135,261)	(2,344,202)	(1,667,919)	(331,972)	(4,277,608)	112,491	(316,319)	(1,924,861)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(117)	1,492	—	(1)	(1)	(12)	5,996	(13)	990	(2)	(2)	1,034

Total increase (decrease) in net assets	19,321,348	(7,336)	10,366	85,683	(76,556)	(1,695,505)	(1,526,391)	207,399	(4,297,438)	142,148	(534,924)	(708,138)
Net Assets
Beginning of year	221,840,446	3,277,251	4,574,592	1,962,695	1,510,086	8,082,937	5,234,007	2,953,602	7,462,610	2,692,721	3,264,559	28,131,572

End of year	$241,161,794	$3,269,915	$4,584,958	$2,048,378	$1,433,530	$6,387,432	$3,707,616	$3,161,001	$3,165,172	$2,834,869	$2,729,635	$27,423,434

Changes in Units
Beginning units	809,229	7,142	24,011	5,887	3,990	13,529	8,882	22,025	40,997	14,331	15,167	58,531

Units purchased	326,775	732	14,657	763	393	1,172	453	2,347	3,640	3,067	1,925	6,668
Units sold	(295,915)	(1,258)	(15,852)	(897)	(771)	(5,049)	(3,024)	(4,554)	(26,944)	(2,273)	(3,269)	(10,258)

Ending units	840,089	6,616	22,816	5,753	3,612	9,652	6,311	19,818	17,693	15,125	13,823	54,941

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2007 — continued

					Nationwide	Nationwide				Nationwide	Nationwide
	Nationwide	Nationwide	Nationwide	Nationwide	NVIT Investor	NVIT Investor	Gartmore			NVIT	NVIT	Nationwide
	NVIT	NVIT Investor	NVIT Investor	NVIT Investor	Destinations	Destinations	NVIT	Nationwide	Federated	Global	Global	NVIT Global
	Government	Destinations	Destinations	Destinations	Moderately	Moderately	Emerging	NVIT Mid	NVIT	Financial	Health	Technology and
	Bond	Aggressive	Conservative	Moderate	Aggressive	Conservative	Markets	Cap Index	High Income	Services	Sciences	Communications
	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Bond Fund —	Fund —	Fund —	Fund —
	Class I	Class II	Class II	Class II	Class II	Class II	Class I	Class I	Class I	Class I	Class I	Class I

From Operations
Net investment income (loss)	$567	$6,929	$8,112	$27,727	$24,485	$4,681	$122	$9,737	$1,762	$1,642	($3,751)	($3,771)
Net realized (loss) gain on investments	(45)	28,493	9,483	43,514	65,925	4,564	215,369	68,515	(81)	9,292	63,171	189,985
Net unrealized appreciation (depreciation) during the year	678	(11,324)	(6,389)	(26,494)	(23,875)	(7,549)	(29,102)	(30,816)	(1,012)	(11,077)	7,484	(70,601)

Net increase in net assets from operations	1,200	24,098	11,206	44,747	66,535	1,696	186,389	47,436	669	(143)	66,904	115,613

From Variable Life Policy Transactions
Policyholders’ net premiums	3,487	104,535	36,509	185,164	155,560	7,249	18,534	78,778	1,401	1,163	18,224	21,678
Cost of insurance and administrative charges	(2,042)	(52,654)	(12,275)	(138,659)	(140,601)	(5,819)	(22,859)	(35,625)	(3,787)	(1,654)	(10,119)	(10,608)
Surrenders and forfeitures	—	(2,881)	(1,772)	(7,000)	(6,553)	—	(28,651)	(18,250)	—	(849)	(4,438)	—
Transfers between portfolios and the Guaranteed Account	19,247	32,086	205,910	1,101,167	299,981	175,834	(295,627)	1,861,917	283	(222)	(534,699)	(633,633)
Net (withdrawals) repayments due to policy loans	—	(7,835)	(703)	(1,451)	(1,715)	—	(397)	(10,243)	—	(11,621)	87	81
Withdrawals due to death benefits	—	—	—	(2,466)	—	—	—	(4,153)	—	—	(1,582)	(1,611)

Net (decrease) increase in net assets derived from policy transactions	20,692	73,251	227,669	1,136,755	306,672	177,264	(329,000)	1,872,424	(2,103)	(13,183)	(532,527)	(624,093)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(3)	(24)	(41)	(81)	(80)	(1)	(210)	(131)	(5)	(5)	6	60

Total increase (decrease) in net assets	21,889	97,325	238,834	1,181,421	373,127	178,959	(142,821)	1,919,729	(1,439)	(13,331)	(465,617)	(508,420)
Net Assets
Beginning of year	8,629	490,951	56,901	845,785	1,452,714	33,680	656,309	649,064	26,664	73,211	690,825	660,835

End of year	$30,518	$588,276	$295,735	$2,027,206	$1,825,841	$212,639	$513,488	$2,568,793	$25,225	$59,880	$225,208	$152,415

Changes in Units
Beginning units	78	2,757	473	5,262	7,155	227	1,101	2,566	141	174	2,404	2,157

Units purchased	211	778	2,789	7,272	3,783	1,659	375	9,316	6	8	584	135
Units sold	(30)	(409)	(900)	(1,947)	(1,946)	(383)	(899)	(1,075)	(23)	(37)	(2,253)	(1,838)

Ending units	259	3,126	2,362	10,587	8,992	1,503	577	10,807	124	145	735	454

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2007 — continued

		Nationwide
		Multi-					Nationwide				Federated
	Gartmore	Manager	Nationwide	Van Kampen	Nationwide	Gartmore	NVIT	Nationwide	Nationwide	Gartmore	NVIT	American	American
	NVIT	NVIT	NVIT	NVIT	NVIT	NVIT	Global	NVIT Global	NVIT Global	NVIT	High	Funds NVIT	Funds
	Global	Small Cap	U.S. Growth	Multi Sector	International	Emerging	Financial	Health	Technology and	Global	Income	Asset	NVIT
	Utilities	Growth	Leaders	Bond	Value	Markets	Services	Sciences	Communications	Utilities	Bond	Allocation	Bond
	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —
	Class I	Class I	Class I	Class I	Class III	Class III	Class III	Class III	Class III	Class III	Class III	Class II	Class II

From Operations
Net investment income (loss)	$3,617	$(2,261)	$(2,972)	$7,748	$32,972	$(217)	$320	$(7,249)	$(7,923)	$2,720	$2,261	$46,160	$97
Net realized (loss) gain on investments	58,966	1,967	3,513	56	818,000	132,090	1,853	122,620	404,251	44,238	(23)	152	(2)
Net unrealized appreciation (depreciation) during the year	(40,615)	26,337	75,402	539	(765,468)	139,157	(1,331)	(23,119)	(206,425)	(18,514)	(1,584)	(61,260)	(92)

Net increase in net assets from operations	21,968	26,043	75,943	8,343	85,504	271,030	842	92,252	189,903	28,444	654	(14,948)	3

From Variable Life Policy Transactions
Policyholders’ net premiums	6,933	45,178	45,484	51,625	312,068	87,959	2,539	103,305	94,287	14,410	7,978	37,361	130
Cost of insurance and administrative charges	(8,027)	(22,664)	(34,674)	(19,598)	(87,353)	(43,572)	(2,135)	(21,549)	(22,927)	(15,392)	(2,045)	(17,534)	(45)
Surrenders and forfeitures	—	(3,980)	(10,962)	(1,070)	(30,859)	(2,272)	—	(977)	—	(1,016)	—	—	—
Transfers between portfolios and the Guaranteed Account	190,268	(8,135)	(18,918)	56,928	(2,950,841)	83,188	(21,533)	(1,219,183)	(1,331,128)	(25,733)	9,161	3,157,934	2,118
Net (withdrawals) repayments due to policy loans	919	272	(1,314)	(4,862)	(1,233)	(8,340)	—	(5,102)	(8,764)	(480)	—	(8,332)	—
Withdrawals due to death benefits	(29,013)	—	—	(1,198)	(817)	—	—	(1,016)	(1,150)	—	—	—	—

Net (decrease) increase in net assets derived from policy transactions	161,080	10,671	(20,384)	81,825	(2,759,035)	116,963	(21,129)	(1,144,522)	(1,269,682)	(28,211)	15,094	3,169,429	2,203

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(11)	(20)	(26)	(18)	3,288	(60)	(3)	76	(519)	(11)	(4)	(119)	—

Total increase (decrease) in net assets	183,037	36,694	55,533	90,150	(2,670,243)	387,933	(20,290)	(1,052,194)	(1,080,298)	222	15,744	3,154,362	2,206
Net Assets
Beginning of year	100,394	290,346	368,280	189,096	3,704,183	568,153	33,314	1,234,613	1,248,056	145,584	22,443	—	—

End of year	$283,431	$327,040	$423,813	$279,246	$1,033,940	$956,086	$13,024	$182,420	$167,758	$145,806	$38,187	$3,154,362	$2,206

Changes in Units
Beginning units	225	1,681	1,938	1,541	23,667	2,693	215	11,374	10,511	796	195	—	—

Units purchased	508	361	491	751	2,434	1,010	16	1,086	1,299	327	146	28,810	21
Units sold	(202)	(294)	(570)	(234)	(19,640)	(565)	(145)	(10,965)	(10,625)	(456)	(17)	(305)	—

Ending units	531	1,748	1,859	2,058	6,461	3,138	86	1,495	1,185	667	324	28,505	21

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2007 — continued

	American		American	Fidelity		Fidelity			Fidelity
	Funds	American	Funds	VIP	Fidelity	VIP	Fidelity	Fidelity	VIP	Fidelity	Fidelity	Fidelity
	NVIT	Funds	NVIT	Equity-	VIP	High	VIP	VIP	Equity-	VIP	VIP	VIP
	Global	NVIT	Growth —	Income	Growth	Income	Overseas	Overseas	Income	Growth	Overseas	Overseas
	Growth	Growth	Income	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:
	Fund —	Fund —	Fund —	Initial	Initial	Initial	Initial	Initial	Service	Service	Service	Service
	Class II	Class II	Class II	Class	Class	Class	Class	Class R	Class	Class	Class	Class R

From Operations
Net investment income (loss)	$1,858	$38	$13	$155,726	$24,335	$160,872	$189,455	$126,658	$4,442	$(523)	$210	$4,250
Net realized (loss) gain on investments	2,791	1,701	(2)	1,420,729	(7,215)	100,951	916,859	1,005,781	36,263	13,512	845	14,196
Net unrealized appreciation (depreciation) during the year	985	13,738	(63)	(1,398,411)	4,394,109	(207,341)	(37,909)	(362,744)	(45,537)	55,039	261	5,876

Net increase in net assets from operations	5,634	15,477	(52)	178,044	4,411,229	54,482	1,068,405	769,695	(4,832)	68,028	1,316	24,322

From Variable Life Policy Transactions
Policyholders’ net premiums	3,018	407,733	332	1,078,679	1,775,207	146,429	276,728	620,938	87,724	91,225	178	65,403
Cost of insurance and administrative charges	(11,125)	(3,941)	(97)	(1,059,217)	(1,566,271)	(202,738)	(335,600)	(212,716)	(42,645)	(39,556)	(804)	(21,740)
Surrenders and forfeitures	—	—	—	(623,151)	(863,084)	(180,400)	(296,993)	(87,678)	(3,322)	(4,671)	(19)	(3,584)
Transfers between portfolios and the Guaranteed Account	174,403	(6,881)	1,186	(330,234)	(991,232)	(421,037)	(51,591)	(1,391,614)	96,792	(13,368)	—	9,744
Net (withdrawals) repayments due to policy loans	(479)	—	—	(187,394)	(83,139)	(8,551)	(22,411)	(49,056)	(240)	(628)	—	—
Withdrawals due to death benefits	—	—	—	(163,722)	(52,682)	(39,066)	(80,379)	(18,969)	—	—	—	—

Net (decrease) increase in net assets derived from policy transactions	165,817	396,911	1,421	(1,285,039)	(1,781,201)	(705,363)	(510,246)	(1,139,095)	138,309	33,002	(645)	49,823

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(9)	(20)	(1)	4,505	(65)	—	21	17	(17)	(1)	(1)	(13)

Total increase (decrease) in net assets	171,442	412,368	1,368	(1,102,490)	2,629,963	(650,881)	558,180	(369,383)	133,460	101,029	670	74,132
Net Assets
Beginning of year	—	2,550	—	14,745,282	17,632,706	2,668,090	6,740,245	5,028,389	268,128	236,452	8,323	133,225

End of year	$171,442	$414,918	$1,368	$13,642,792	$20,262,669	$2,017,209	$7,298,425	$4,659,006	$401,588	$337,481	$8,993	$207,357

Changes in Units
Beginning units	—	25	—	27,458	45,655	10,507	15,866	32,713	1,568	1,662	39	869

Units purchased	1,824	3,804	15	3,083	5,213	739	1,225	5,135	1,034	635	1	486
Units sold	(424)	(206)	(1)	(5,110)	(9,333)	(3,829)	(2,446)	(11,824)	(269)	(414)	(4)	(193)

Ending units	1,400	3,623	14	25,431	41,535	7,417	14,645	26,024	2,333	1,883	36	1,162

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2007 — continued

					Fidelity
			Fidelity		VIP II		Fidelity		Fidelity	Fidelity	Lehman
		Fidelity	VIP II	Fidelity	Investment	Fidelity	VIP III	Fidelity	VIP IV	VIP IV	Brothers	Neuberger
		VIP II	Investment	VIP II	Grade	VIP III	Value	VIP IV	Freedom	Freedom	AMT Short	Berman
	VIP	Asset	Grade	Contrafund	Bond	Mid Cap	Strategies	Energy	Fund 2010	Fund 2030	Duration	AMT
	High Income	Manager	Bond	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio —	Portfolio —	Bond	Partners
	Portfolio —	Portfolio:	Portfolio:	Initial	Service	Service	Service	Service	Service	Service	Portfolio —	Portfolio
	Initial Class R	Initial Class	Initial Class	Class	Class	Class	Class	Class 2	Class	Class	I Class	I Class

From Operations
Net investment income (loss)	$15,734	$187,300	$161,595	$37,126	$1,550	$(663)	$200	$(3,138)	$202	$811	$52,443	$(675)
Net realized (loss) gain on investments	(252)	173,133	(22,164)	7,010,420	(66)	717,409	41,830	120,144	574	3,474	(15,455)	387,685
Net unrealized appreciation (depreciation) during the year	(16,983)	114,917	24,496	(3,449,265)	115	(65,332)	(30,315)	196,162	212	1,338	38,818	(135,769)

Net increase in net assets from operations	(1,501)	475,350	163,927	3,598,281	1,599	651,414	11,715	313,168	988	5,623	75,806	251,241

From Variable Life Policy Transactions
Policyholders’ net premiums	62,572	296,830	479,328	1,847,523	11,928	620,437	61,604	59,706	—	10,615	144,032	177,091
Cost of insurance and administrative charges	(7,865)	(304,976)	(363,348)	(1,210,477)	(8,340)	(166,177)	(26,671)	(22,510)	(1,587)	(7,039)	(109,581)	(186,566)
Surrenders and forfeitures	(1,956)	(193,374)	(190,238)	(790,353)	(2,061)	(57,698)	(9,660)	—	—	—	(59,345)	(46,485)
Transfers between portfolios and the Guaranteed Account	248,531	(55,447)	(16,321)	(3,853,558)	(362)	(671,519)	5,072	1,412,578	(3)	65	277,509	(11,307)
Net (withdrawals) repayments due to policy loans	(225)	(78,450)	(28,492)	(151,851)	—	(7,443)	241	(11,991)	—	—	(19,652)	1,224
Withdrawals due to death benefits	—	(71,743)	(7,658)	(35,299)	—	(7,604)	—	—	—	—	(4,027)	(3,599)

Net (decrease) increase in net assets derived from policy transactions	301,057	(407,160)	(126,729)	(4,194,015)	1,165	(290,004)	30,586	1,437,783	(1,590)	3,641	228,936	(69,642)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(5)	(1)	(11)	(7,409)	(3)	334	(13)	(89)	(3)	(4)	(2)	17

Total increase (decrease) in net assets	299,551	68,189	37,187	(603,143)	2,761	361,744	42,288	1,750,862	(605)	9,260	304,740	181,616
Net Assets
Beginning of year	—	3,416,446	4,657,315	22,726,606	45,536	4,384,360	349,569	87,496	13,167	53,055	1,843,610	2,918,771

End of year	$299,551	$3,484,635	$4,694,502	$22,123,463	$48,297	$4,746,104	$391,857	$1,838,358	$12,562	$62,315	$2,148,350	$3,100,387

Changes in Units
Beginning units	—	10,417	16,474	57,712	400	15,984	1,595	562	112	419	7,552	11,083

Units purchased	3,207	1,079	2,579	5,902	110	3,467	869	9,140	—	79	2,409	1,279
Units sold	(163)	(2,230)	(2,830)	(15,876)	(100)	(4,450)	(740)	(1,531)	(13)	(52)	(1,978)	(1,317)

Ending units	3,044	9,266	16,223	47,738	410	15,001	1,724	8,171	99	446	7,983	11,045

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2007 — continued

		Neuberger	Neuberger				Van Eck	Van Eck	Van Eck
	Neuberger	Berman	Berman	Neuberger	Neuberger	Van Eck	Worldwide	Worldwide	Worldwide		Van Eck
	Berman	AMT Mid	AMT	Berman	Berman	Worldwide	Hard	Emerging	Real	Van Eck	Worldwide
	AMT	Cap	Socially	AMT	AMT	Bond	Assets	Markets	Estate	Worldwide	Hard
	Fasciano	Growth	Responsive	International	Regency	Fund:	Fund:	Fund:	Portfolio:	Bond	Assets
	Portfolio —	Portfolio —	Portfolio —	Portfolio —	Portfolio —	Initial	Initial	Initial	Initial	Fund:	Fund:
	S Class	I Class	I Class	S Class	S Class	Class	Class	Class	Class	Class R	Class R

From Operations
Net investment income (loss)	$(78)	$(849)	$(10,263)	$22,068	$2,253	$41,329	$(10,527)	$(11,573)	$3,902	$8,695	$(4,004)
Net realized (loss) gain on investments	152	12,658	36,405	95,706	39,334	(4,898)	351,605	1,190,377	200,722	(2,453)	169,106
Net unrealized appreciation (depreciation) during the year	(130)	4,165	86,128	(135,275)	(13,073)	28,429	387,658	142,529	(193,419)	11,893	68,643

Net increase in net assets from operations	(56)	15,974	112,270	(17,501)	28,514	64,860	728,736	1,321,333	11,205	18,135	233,745

From Variable Life Policy Transactions
Policyholders’ net premiums	1,244	4,729	99,222	25,324	21,332	46,848	62,881	105,733	31,154	31,165	83,385
Cost of insurance and administrative charges	(274)	(7,655)	(39,491)	(11,011)	(9,938)	(54,777)	(63,287)	(165,594)	(47,816)	(12,184)	(34,493)
Surrenders and forfeitures	(88)	(803)	—	—	—	(48,386)	(46,360)	(133,277)	(31,860)	(4,026)	(11,231)
Transfers between portfolios and the Guaranteed Account	1	90,741	6,946,966	1,572,641	1,541,608	(3,541)	677,479	262,367	(89,031)	38,035	(138,322)
Net (withdrawals) repayments due to policy loans	—	(500)	(18,289)	(6,260)	(4,258)	(3,162)	(13,708)	(73,737)	(21,015)	280	(7,759)
Withdrawals due to death benefits	—	—	(5,463)	—	—	(2,188)	(2,120)	(10,448)	(6,425)	(1,287)	—

Net (decrease) increase in net assets derived from policy transactions	883	86,512	6,982,945	1,580,694	1,548,744	(65,206)	614,885	(14,956)	(164,993)	51,983	(108,420)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(4)	1	(251)	(66)	(65)	3	6	8	—	(8)	(16)

Total increase (decrease) in net assets	823	102,487	7,094,964	1,563,127	1,577,193	(343)	1,343,627	1,306,385	(153,788)	70,110	125,309
Net Assets
Beginning of year	11,124	65,526	104,528	34,948	17,108	763,003	1,375,367	3,597,771	948,837	163,083	535,276

End of year	$11,947	$168,013	$7,199,492	$1,598,075	$1,594,301	$762,660	$2,718,994	$4,904,156	$795,049	$233,193	$660,585

Changes in Units
Beginning units	51	346	542	244	134	2,422	2,166	9,009	2,378	1,429	2,298

Units purchased	6	682	33,901	10,888	12,274	273	1,078	1,286	238	627	704
Units sold	(2)	(296)	(501)	(243)	(208)	(539)	(392)	(1,472)	(647)	(182)	(1,036)

Ending units	55	732	33,942	10,889	12,200	2,156	2,852	8,823	1,969	1,874	1,966

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2007 — continued

							Dreyfus	Dreyfus
						Dreyfus	Variable	Investment					American
			Alger		Wells	Variable	Investment	Portfolios —	Dreyfus				Century
	Van Eck	Van Eck	American	Wells	Fargo	Investment	Fund —	Small Cap	Stock	American	American	American	VP
	Worldwide	Worldwide	Small	Fargo	VT	Fund —	Developing	Stock	Index	Century	Century	Century	Income
	Emerging	Real	Capitalization	Advantage	Opportunity	Appreciation	Leaders	Index	Fund,	VP	VP	VP	and
	Markets	Estate	Portfolio:	VT	Fund —	Portfolio:	Portfolio:	Portfolio:	Inc.:	International	Ultra	Value	Growth
	Fund:	Portfolio:	Class O	Discovery	Investor	Initial	Initial	Service	Initial	Fund:	Fund:	Fund:	Fund:
	Class R	Class R	Shares	Fund	Class	Shares	Shares	Shares	Shares	Class I	Class I	Class I	Class I

From Operations
Net investment income (loss)	$(3,372)	$1,925	$(50,340)	$(11,231)	$(1,258)	$21,439	$158	$(4,002)	$6,022	$81	$(2,550)	$(2,506)	$1,179
Net realized (loss) gain on investments	454,218	69,766	373,929	101,166	195,255	383,693	12,301	60,032	17,144	26,288	8,159	73,411	4,038
Net unrealized appreciation (depreciation) during the year	(55,533)	(68,282)	776,540	208,815	(134,650)	(306,266)	(27,922)	(81,085)	(807)	29,281	60,492	(463,902)	(7,101)

Net increase in net assets from operations	395,313	3,409	1,100,129	298,750	59,347	98,866	(15,463)	(25,055)	22,359	55,650	66,101	(392,997)	(1,884)

From Variable Life Policy Transactions
Policyholders’ net premiums	116,843	69,364	482,512	114,239	77,639	146,823	12,326	240,627	172,893	15,670	73,172	141,843	28,079
Cost of insurance and administrative charges	(71,141)	(36,613)	(465,420)	(131,309)	(65,656)	(50,104)	(3,924)	(95,514)	(52,919)	(11,100)	(37,420)	(75,855)	(15,959)
Surrenders and forfeitures	(23,606)	(23,918)	(418,523)	(129,913)	(57,780)	(1,971)	—	(19,526)	(35,191)	(32,106)	(12,273)	(16,976)	(3,301)
Transfers between portfolios and the Guaranteed Account	(490,541)	(28,890)	(106,700)	(24,821)	4,681	(1,849,378)	(54,821)	101,505	43,081	4,312	19,053	5,483,720	15,420
Net (withdrawals) repayments due to policy loans	(9,602)	672	(50,459)	(23,857)	(24,212)	(4,583)	—	(12,953)	5,374	—	(6,125)	(20,959)	46
Withdrawals due to death benefits	(2,866)	—	(24,353)	(7,967)	(868)	—	—	(6,856)	(3,741)	(1,860)	—	(8,283)	—

Net (decrease) increase in net assets derived from policy transactions	(480,913)	(19,385)	(582,943)	(203,628)	(66,196)	(1,759,213)	(46,419)	207,283	129,497	(25,084)	36,407	5,503,490	24,285

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	19	(9)	(8)	(5)	(1)	1	—	(55)	(22)	—	1	—	(10)

Total increase (decrease) in net assets	(85,581)	(15,985)	517,178	95,117	(6,850)	(1,660,346)	(61,882)	182,173	151,834	30,566	102,509	5,110,493	22,391
Net Assets
Beginning of year	1,265,022	605,161	6,884,886	1,468,533	990,510	2,093,028	154,960	943,033	490,740	321,837	314,764	886,618	115,215

End of year	$1,179,441	$589,176	$7,402,064	$1,563,650	$983,660	$432,682	$93,078	$1,125,206	$642,574	$352,403	$417,273	$5,997,111	$137,606

Changes in Units
Beginning units	5,510	3,007	33,842	18,684	7,014	13,607	774	4,458	3,014	1,065	2,760	4,504	695

Units purchased	985	757	2,653	1,451	722	1,102	107	1,805	1,408	132	748	29,419	237
Units sold	(2,732)	(842)	(5,182)	(3,857)	(1,070)	(12,034)	(290)	(778)	(663)	(219)	(563)	(1,732)	(114)

Ending units	3,763	2,922	31,313	16,278	6,666	2,675	591	5,485	3,759	978	2,945	32,191	818

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2007 — continued

									Janus Aspen
									Series —
						Janus Aspen	Janus Aspen		INTECH	Janus Aspen	Janus Aspen
		American		American	Janus Aspen	Series —	Series —	Janus Aspen	Risk-	Series —	Series —	Oppenheimer
	American	Century VP		Century VP	Series —	International	Global	Series —	Managed	International	Global	Capital
	Century VP	Mid Cap	American	Inflation	Forty	Growth	Technology	Balanced	Core	Growth	Technology	Appreciation
	International	Value	Century VP	Protection	Portfolio —	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Fund/VA:
	Fund:	Fund:	Vista Fund:	Fund:	Service	Service	Service	Service	Service	Service II	Service II	Non-Service
	Class III	Class I	Class I	Class II	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

From Operations
Net investment income (loss)	$(499)	$29	$(333)	$5,345	$(2,455)	$(1,349)	$(91)	$1,981	$(40)	$(3,487)	$(15)	$(18,150)
Net realized (loss) gain on investments	54,738	258	1,461	(35)	84,305	87,278	1,397	8,569	126	106,999	339	1,208,405
Net unrealized appreciation (depreciation) during the year	36,806	(1,492)	14,808	7,177	78,762	132,750	4,792	(1,250)	870	262,111	681	(629,215)

Net increase in net assets from operations	91,045	(1,205)	15,936	12,487	160,612	218,679	6,098	9,300	956	365,623	1,005	561,040

From Variable Life Policy Transactions
Policyholders’ net premiums	32,272	2,274	6,161	28,095	73,489	37,023	607	6,335	5,625	224,746	1,247	356,483
Cost of insurance and administrative charges	(52,557)	(947)	(3,671)	(10,301)	(29,604)	(29,388)	(1,513)	(6,028)	(3,381)	(50,472)	(540)	(122,053)
Surrenders and forfeitures	(1,038)	—	—	(1,372)	(2,863)	(10,528)	(97)	(1,673)	—	(10,558)	(587)	(17,459)
Transfers between portfolios and the Guaranteed Account	(20,272)	10,596	94,092	(3,256)	235,412	1,232,618	(3,937)	76,837	(114)	1,850,333	1,925	(4,547,576)
Net (withdrawals) repayments due to policy loans	(6,418)	—	(2,754)	404	(3,020)	(5,695)	(558)	(14)	—	(9,834)	—	(16,767)
Withdrawals due to death benefits	—	—	—	—	—	(35,762)	—	—	—	—	—	—

Net (decrease) increase in net assets derived from policy transactions	(48,013)	11,923	93,828	13,570	273,414	1,188,268	(5,498)	75,457	2,130	2,004,215	2,045	(4,347,372)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(26)	(3)	(8)	(36)	(2)	1	—	(655)	(27)	(1,369)	1	(566)

Total increase (decrease) in net assets	43,006	10,715	109,756	26,021	434,024	1,406,948	600	84,102	3,059	2,368,469	3,051	(3,786,898)
Net Assets
Beginning of year	530,790	10,595	12,888	134,042	385,996	482,611	29,350	76,979	16,195	455,415	3,787	5,016,217

End of year	$573,796	$21,310	$122,644	$160,063	$820,020	$1,889,559	$29,950	$161,081	$19,254	$2,823,884	$6,838	$1,229,319

Changes in Units
Beginning units	3,366	79	104	1,016	2,187	1,095	138	457	83	2,081	30	33,611

Units purchased	639	91	656	253	1,638	2,733	3	336	31	9,345	23	3,080
Units sold	(899)	(7)	(44)	(139)	(607)	(620)	(24)	(54)	(19)	(1,247)	(8)	(29,411)

Ending units	3,106	163	716	1,130	3,218	3,208	117	739	95	10,179	45	7,280

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2007 — continued

				Oppenheimer
	Oppenheimer	Oppenheimer	Oppenheimer	Main			AIM V.I.	AIM V.I.	AIM V.I.	Federated	Federated	Federated
	Global	Main	High	Street	Oppenheimer	Oppenheimer	Basic	Capital	Capital	Quality	American	Capital
	Securities	Street	Income	Small Cap	Global	High	Value	Appreciation	Development	Bond	Leaders	Appreciation
	Fund/VA:	Fund/VA:	Fund/VA:	Fund/VA:	Securities	Income	Fund:	Fund:	Fund:	Fund II:	Fund II:	Fund II:
	Non-Service	Non-Service	Non-Service	Non-Service	Fund/VA:	Fund/VA:	Series I	Series I	Series I	Primary	Primary	Primary
	Shares	Shares	Shares	Shares	Class 3	Class 3	Shares	Shares	Shares	Shares	Shares	Shares

From Operations
Net investment income (loss)	$4,706	$12,815	$14,023	$(10,886)	$2,741	$(1,703)	$(182)	$(1,378)	$(2,093)	$3,977	$(3)	$94
Net realized (loss) gain on investments	108,250	649,020	(9,050)	124,030	65,563	(213)	17,550	11,235	39,992	(51)	1,640	6,582
Net unrealized appreciation (depreciation) during the year	(74,552)	(507,955)	(8,871)	(175,011)	(30,813)	(15,701)	(16,821)	9,503	(10,246)	1,460	(2,382)	(1,266)

Net increase in net assets from operations	38,404	153,880	(3,898)	(61,867)	37,491	(17,617)	547	19,360	27,653	5,386	(745)	5,410

From Variable Life Policy Transactions
Policyholders’ net premiums	20,445	199,098	10,155	181,694	472,195	27,520	19,609	20,475	28,164	30,499	232	10,166
Cost of insurance and administrative charges	(32,456)	(67,541)	(10,212)	(57,861)	(65,141)	(7,545)	(16,249)	(7,553)	(15,211)	(13,677)	(434)	(2,055)
Surrenders and forfeitures	(39,600)	(39,208)	(7,378)	(2,257)	(5,678)	(1,313)	(3,542)	(182)	(2,755)	(3,877)	—	—
Transfers between portfolios and the Guaranteed Account	(110,210)	(2,379,094)	(81,562)	347,388	133,902	433,118	16,533	(24,406)	(33,827)	18,711	(18,461)	(22,238)
Net (withdrawals) repayments due to policy loans	(1,186)	(9,624)	(325)	(12,316)	2,277	—	(2,030)	(1,890)	(2,239)	(2,175)	173	14
Withdrawals due to death benefits	(2,305)	(335)	—	(1,763)	—	—	—	—	—	(548)	—	—

Net (decrease) increase in net assets derived from policy transactions	(165,312)	(2,296,704)	(89,322)	454,885	537,555	451,780	14,321	(13,556)	(25,868)	28,933	(18,490)	(14,113)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(1)	(5)	(11)	553	(43)	(4)	(11)	—	—	(11)	(2)	(4)

Total increase (decrease) in net assets	(126,909)	(2,142,829)	(93,231)	393,571	575,003	434,159	14,857	5,804	1,785	34,308	(19,237)	(8,707)
Net Assets
Beginning of year	718,894	2,970,691	224,258	2,414,910	733,420	—	179,483	175,069	270,783	98,822	21,539	57,330

End of year	$591,985	$827,862	$131,027	$2,808,481	$1,308,423	$434,159	$194,340	$180,873	$272,568	$133,130	$2,302	$48,623

Changes in Units
Beginning units	2,393	18,462	1,529	10,018	4,769	—	939	1,150	1,310	775	72	287

Units purchased	260	1,617	369	2,289	4,177	4,528	171	143	158	454	3	80
Units sold	(841)	(15,251)	(1,048)	(529)	(885)	(101)	(127)	(229)	(288)	(199)	(59)	(155)

Ending units	1,812	4,828	850	11,778	8,061	4,427	983	1,064	1,180	1,030	16	212

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2007 — continued

	Franklin
	Templeton	Franklin		Franklin	Franklin
	VIP	Templeton	Franklin	Templeton	Templeton
	Franklin	VIP	Templeton	VIP	VIP	Alliance	Alliance	MFS
	Small	Franklin	VIP	Templeton	Templeton	Bernstein	Bernstein	Investors
	Cap	Rising	Templeton	Developing	Global	Growth	Small/	Growth	MFS	Putnam VT	Putnam VT
	Value	Dividends	Foreign	Markets	Income	and	Mid Cap	Stock	Value	Growth &	International	Putnam VT
	Securities	Securities	Securities	Securities	Securities	Income	Value	Series:	Series:	Income	Equity	Voyager
	Fund:	Fund:	Fund:	Fund —	Fund —	Portfolio:	Portfolio:	Initial	Initial	Fund:	Fund:	Fund:
	Class 1	Class 1	Class 1	Class 3	Class 3	Class A	Class A	Class	Class	Class IB	Class IB	Class IB

From Operations
Net investment income (loss)	$5,915	$18,841	$9,003	$1,885	$15,799	$5,590	$(692)	$(445)	$(586)	$455	$2,032	$(592)
Net realized (loss) gain on investments	548,640	83,626	134,218	43,360	1,348	82,166	34,865	3,248	54,068	16,064	12,566	1,321
Net unrealized appreciation (depreciation) during the year	(649,069)	(124,471)	(76,718)	124,492	23,675	(59,119)	(58,729)	7,661	(24,185)	(25,457)	(7,685)	2,616

Net increase in net assets from operations	(94,514)	(22,004)	66,503	169,737	40,822	28,637	(24,556)	10,464	29,297	(8,938)	6,913	3,345

From Variable Life Policy Transactions
Policyholders’ net premiums	509,869	115,702	6,999	38,433	44,033	55,286	30,302	7,931	361,755	38,127	3,178	27,756
Cost of insurance and administrative charges	(113,738)	(63,663)	(15,588)	(16,267)	(13,242)	(26,433)	(17,257)	(3,377)	(16,026)	(9,623)	(2,267)	(6,420)
Surrenders and forfeitures	(14,018)	(25,776)	(16,235)	(973)	—	(13,075)	(9,184)	(2,888)	(501)	(7,474)	—	(1,036)
Transfers between portfolios and the Guaranteed Account	(440,685)	(186,947)	(142,650)	898,214	658,090	(195,403)	782,132	15,444	24,544	6,431	—	481
Net (withdrawals) repayments due to policy loans	(18,074)	(1)	593	(12,910)	—	11,719	(3,550)	(1,950)	(1,828)	(2,131)	(36)	(1,948)
Withdrawals due to death benefits	(1,707)	(18,216)	—	—	—	—	(1,756)	—	—	—	—	—

Net (decrease) increase in net assets derived from policy transactions	(78,353)	(178,901)	(166,881)	906,497	688,881	(167,906)	780,687	15,160	367,944	25,330	875	18,833

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	781	(48)	(120)	(24)	(6)	(16)	(47)	(13)	(29)	(8)	(10)	(5)

Total increase (decrease) in net assets	(172,086)	(200,953)	(100,498)	1,076,210	729,697	(139,285)	756,084	25,611	397,212	16,384	7,778	22,173
Net Assets
Beginning of year	3,790,590	1,058,959	475,009	198,900	14,327	725,855	249,330	98,501	371,961	95,672	92,358	67,929

End of year	$3,618,504	$858,006	$374,511	$1,275,110	$744,024	$586,571	$1,005,414	$124,112	$769,173	$112,056	$100,136	$90,102

Changes in Units
Beginning units	15,239	5,190	1,519	1,227	130	3,278	951	669	1,783	584	324	501

Units purchased	3,468	1,080	334	5,654	6,125	511	2,221	190	2,462	277	8	215
Units sold	(3,586)	(1,615)	(891)	(722)	(124)	(1,252)	(305)	(89)	(501)	(128)	(8)	(81)

Ending units	15,121	4,655	962	6,159	6,131	2,537	2,867	770	3,744	733	324	635

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2007 — continued

										T Rowe
					Van Kampen	Van Kampen		T Rowe	T Rowe	Price
		Vanguard			Core Plus	Emerging	Van Kampen	Price Blue	Price	Limited
	Vanguard	Total Bond	Vanguard	Vanguard	Fixed	Markets	U.S. Real	Chip	Equity	Term
	Equity	Market	High Yield	Mid Cap	Income	Debt	Estate	Growth	Income	Bond
	Income	Index	Bond	Index	Portfolio:	Portfolio:	Portfolio:	Portfolio —	Portfolio —	Portfolio —
	Portfolio	Portfolio	Portfolio	Portfolio	Class I	Class I	Class I	Class II	Class II	Class II

From Operations
Net investment income (loss)	$3,022	$2,708	$4,102	$657	$2,184	$3,015	$11,225	$(3,783)	$2,604	$927
Net realized (loss) gain on investments	15,128	(42)	(394)	40,293	185	2,146	495,334	6,707	22,037	24
Net unrealized appreciation (depreciation) during the year	(11,164)	3,679	(3,321)	(28,827)	2,389	(2,488)	(1,267,656)	59,432	(36,487)	611

Net increase in net assets from operations	6,986	6,345	387	12,123	4,758	2,673	(761,097)	62,356	(11,846)	1,562

From Variable Life Policy Transactions
Policyholders’ net premiums	67,673	21,908	25,897	113,747	13,663	524	469,088	160,885	301,657	2,096
Cost of insurance and administrative charges	(25,632)	(8,743)	(9,576)	(37,453)	(10,612)	(2,436)	(118,278)	(44,325)	(8,066)	(2,343)
Surrenders and forfeitures	(8,933)	(543)	(456)	(3,811)	(750)	(1)	(15,225)	(3,292)	—	(661)
Transfers between portfolios and the Guaranteed Account	11,302	26,401	12,910	36,921	27,747	(4,280)	1,304,168	22,084	73,532	55,170
Net (withdrawals) repayments due to policy loans	(243)	3	(232)	(245)	(424)	(412)	(9,118)	(15,487)	—	—
Withdrawals due to death benefits	—	—	—	—	(3,070)	—	(2,396)	(4,001)	—	—

Net (decrease) increase in net assets derived from policy transactions	44,167	39,026	28,543	109,159	26,554	(6,605)	1,628,239	115,864	367,123	54,262

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(12)	(7)	(6)	(18)	(8)	(6)	6,556	(34)	(13,086)	(7)

Total increase (decrease) in net assets	51,141	45,364	28,924	121,264	31,304	(3,938)	873,698	178,186	342,191	55,817
Net Assets
Beginning of year	195,777	83,695	68,706	288,818	85,044	50,945	3,456,488	478,725	61,694	4,238

End of year	$246,918	$129,059	$97,630	$410,082	$116,348	$47,007	$4,330,186	$656,911	$403,885	$60,055

Changes in Units
Beginning units	1,193	745	514	1,480	677	304	10,173	3,918	390	41

Units purchased	470	440	293	731	384	6	7,131	1,507	2,860	541
Units sold	(210)	(101)	(84)	(212)	(150)	(35)	(1,477)	(609)	(81)	(29)

Ending units	1,453	1,084	723	1,999	911	275	15,827	4,816	3,169	553

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006

			Gartmore
		Gartmore	GVIT	Gartmore	JP Morgan	Gartmore	Gartmore	Gartmore	Van Kampen	Gartmore	Gartmore	Gartmore
		GVIT	Money	GVIT	GVIT	GVIT Mid	GVIT	GVIT	GVIT	GVIT Small	GVIT Small	GVIT S&P
		Nationwide	Market	Government	Balanced	Cap Growth	International	Growth	Comstock	Company	Cap Value	500 Index
		Fund	Fund	Bond Fund	Fund	Fund	Value Fund	Fund	Value Fund	Fund	Fund	Fund
	Total	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV

From Operations
Net investment income (loss)	$1,653,544	$13,250	$185,722	$65,668	$24,427	$(52,602)	$71,587	$(17,776)	$71,663	$(15,441)	$(8,006)	$260,249
Net realized (loss) gain on investments	9,918,513	(11,026)	—	2,794	7,104	212,276	573,668	81,754	456,071	46,848	416,637	(290,343)
Net unrealized appreciation (depreciation) during the year	14,896,207	381,761	—	(19,752)	126,606	498,941	348,412	87,630	445,293	246,659	85,501	3,711,216

Net increase in net assets from operations	26,468,264	383,985	185,722	48,710	158,137	658,615	993,667	151,608	973,027	278,066	494,132	3,681,122

From Variable Life Policy Transactions
Policyholders’ net premiums	22,732,038	359,698	1,173,200	167,777	134,306	672,487	256,653	369,622	650,873	284,730	285,884	3,064,035
Cost of insurance and administrative charges	(14,388,218)	(283,741)	(649,176)	(133,118)	(142,345)	(446,512)	(196,561)	(267,337)	(300,216)	(218,884)	(224,582)	(2,523,568)
Surrenders and forfeitures	(6,244,862)	(132,726)	(408,283)	(30,537)	(18,237)	(135,501)	(86,772)	(80,788)	(123,327)	(108,453)	(96,645)	(1,260,252)
Transfers between portfolios and the Guaranteed Account	(14,834)	(86,698)	(578,198)	31,617	(26,072)	81,697	(294,165)	(17,857)	(133,338)	2,025	(368,820)	(680,542)
Net (withdrawals) repayments due to policy loans	(1,607,122)	(15,683)	16,109	1,514	(18,035)	(66,200)	(36,291)	(20,147)	(10,737)	(44,181)	(52,862)	(226,085)
Withdrawals due to death benefits	(1,670,390)	(22,576)	(31,268)	(9,596)	(6,382)	(10,959)	(9,988)	(12,912)	(8,785)	(429)	(6,139)	(110,903)

Net (decrease) increase in net assets derived from policy transactions	(1,193,388)	(181,726)	(477,616)	27,657	(76,765)	95,012	(367,124)	(29,419)	74,470	(85,192)	(463,164)	(1,737,315)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(60)	—	—	—	—	—	(11,724)	—	—	—	—	—

Total increase (decrease) in net assets	25,274,816	202,259	(291,894)	76,367	81,372	753,627	614,819	122,189	1,047,497	192,874	30,968	1,943,807
Net Assets
Beginning of year	196,565,631	3,074,992	4,866,486	1,886,328	1,428,714	7,329,310	4,619,188	2,831,413	6,415,113	2,499,847	3,233,591	26,187,765

End of year	$221,840,447	$3,277,251	$4,574,592	$1,962,695	$1,510,086	$8,082,937	$5,234,007	$2,953,602	$7,462,610	$2,692,721	$3,264,559	$28,131,572

Changes in Units
Beginning units	788,891	7,530	26,407	5,862	4,198	13,237	9,566	22,153	40,145	14,605	17,627	62,131

Units purchased	177,396	953	12,201	884	445	2,161	667	3,795	5,106	2,057	2,067	8,087
Units sold	(157,058)	(1,341)	(14,597)	(859)	(653)	(1,869)	(1,351)	(3,923)	(4,254)	(2,331)	(4,527)	(11,687)

Ending units	809,229	7,142	24,011	5,887	3,990	13,529	8,882	22,025	40,997	14,331	15,167	58,531

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

					Gartmore	Gartmore
		Gartmore	Gartmore	Gartmore	GVIT	GVIT				Gartmore	Gartmore
		GVIT	GVIT	GVIT	Investor	Investor	Gartmore	Gartmore		GVIT	GVIT
	Gartmore	Investor	Investor	Investor	Destinations	Destinations	GVIT	GVIT	Federated	Global	Global	Gartmore GVIT
	GVIT	Destinations	Destinations	Destinations	Moderately	Moderately	Emerging	Mid Cap	GVIT	Financial	Health	Global
	Government	Aggressive	Conservative	Moderate	Aggressive	Conservative	Markets	Index	High Income	Services	Sciences	Technology and
	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Bond Fund	Fund	Fund	Communications
	Class I	Class II	Class II	Class II	Class II	Class II	Class I	Class I	Class I	Class I	Class I	Fund Class I

From Operations
Net investment income (loss)	$294	$5,702	$1,630	$12,450	$18,985	$642	$210	$2,875	$1,857	$777	$(3,931)	$(3,903)
Net realized (loss) gain on investments	(21)	18,546	852	13,364	29,562	796	98,297	19,100	(168)	15,157	(1,876)	16,695
Net unrealized appreciation (depreciation) during the year	(66)	36,871	1,673	36,685	100,706	855	28,373	30,343	961	(2,020)	18,319	51,787

Net increase in net assets from operations	207	61,119	4,155	62,499	149,253	2,293	126,880	52,318	2,650	13,914	12,512	64,579

From Variable Life Policy Transactions
Policyholders’ net premiums	2,826	135,782	16,680	217,958	300,764	4,078	20,303	58,672	1,378	1,105	22,475	26,492
Cost of insurance and administrative charges	(1,202)	(40,807)	(9,460)	(111,265)	(98,031)	(2,670)	(19,938)	(23,634)	(5,068)	(1,517)	(10,556)	(11,882)
Surrenders and forfeitures	—	(5,046)	—	(2,938)	(7,627)	(325)	(25,690)	(17,168)	(200)	(56)	(4)	(299)
Transfers between portfolios and the Guaranteed Account	(1,576)	44,430	(6,007)	471,741	289,749	(212)	144,085	41,929	(3,393)	(42,133)	66,732	(81,023)
Net (withdrawals) repayments due to policy loans	—	(5,915)	(42)	15,349	811	—	(14,639)	—	—	(5,264)	(624)	(681)
Withdrawals due to death benefits	—	(29,900)	—	—	718	(57)	—	(298)	—	—	—	—

Net (decrease) increase in net assets derived from policy transactions	48	98,544	1,171	590,845	486,384	814	104,121	59,501	(7,283)	(47,865)	78,023	(67,393)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(1)	(13)	(10)	(35)	(44)	(5)	(125)	(63)	(5)	(10)	199	384

Total increase (decrease) in net assets	254	159,650	5,316	653,309	635,593	3,102	230,876	111,756	(4,638)	(33,961)	90,734	(2,430)
Net Assets
Beginning of year	8,375	331,301	51,585	192,476	817,121	30,578	425,433	537,308	31,302	107,172	600,091	663,265

End of year	$8,629	$490,951	$56,901	$845,785	$1,452,714	$33,680	$656,309	$649,064	$26,664	$73,211	$690,825	$660,835

Changes in Units
Beginning units	79	2,160	450	1,452	4,139	220	1,051	2,279	199	401	2,250	2,481

Units purchased	27	1,143	497	4,796	3,905	73	739	621	6	66	665	435
Units sold	(28)	(546)	(474)	(986)	(889)	(66)	(689)	(334)	(64)	(293)	(511)	(759)

Ending units	78	2,757	473	5,262	7,155	227	1,101	2,566	141	174	2,404	2,157

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

		Gartmore					Gartmore	Gartmore			Federated
	Gartmore	GVIT	Gartmore			Gartmore	GVIT	GVIT	Gartmore	Gartmore	GVIT
	GVIT	Small	GVIT	Van Kampen	Gartmore	GVIT	Global	Global	GVIT Global	GVIT	High
	Global	Cap	U.S. Growth	GVIT Multi	GVIT	Emerging	Financial	Health	Technology and	Global	Income
	Utilities	Growth	Leaders	Sector Bond	International	Markets	Services	Sciences	Communications	Utilities	Bond
	Fund	Fund	Fund	Fund	Value Fund	Fund	Fund	Fund	Fund	Fund	Fund
	Class I	Class I	Class I	Class I	Class III	Class III	Class III	Class III	Class III	Class III	Class III

From Operations
Net investment income (loss)	$1,276	$(2,706)	$(1,425)	$4,120	$44,714	$(171)	$156	$(8,113)	$(7,992)	$2,437	$1,284
Net realized (loss) gain on investments	11,645	594	6,069	145	282,911	21,463	4,745	(1,250)	5,568	9,926	(169)
Net unrealized appreciation (depreciation) during the year	9,883	(6,784)	(9,086)	(1,266)	333,819	98,560	(2,291)	30,452	112,987	19,155	891

Net increase in net assets from operations	22,804	(8,896)	(4,442)	2,999	661,444	119,852	2,610	21,089	110,563	31,518	2,006

From Variable Life Policy Transactions
Policyholders’ net premiums	4,759	56,261	57,721	13,000	441,667	73,037	1,506	140,029	134,501	6,049	7,133
Cost of insurance and administrative charges	(2,973)	(35,313)	(31,507)	(7,557)	(95,292)	(30,039)	(659)	(25,401)	(23,959)	(8,472)	(1,435)
Surrenders and forfeitures	—	(68)	(12,025)	—	(18,410)	(3,076)	—	(3,066)	(3,091)	—	(5,107)
Transfers between portfolios and the Guaranteed Account	28,372	134,886	49,971	133,694	(136,986)	147,608	18,664	66,295	24,120	57,263	(1,488)
Net (withdrawals) repayments due to policy loans	(9,056)	(1,119)	(2,965)	(459)	(19,710)	(11,643)	—	(400)	(1,874)	94	—
Withdrawals due to death benefits	—	(3,768)	—	—	—	—	—	—	—	—	—

Net (decrease) increase in net assets derived from policy transactions	21,102	150,879	61,195	138,678	171,269	175,887	19,511	177,457	129,697	54,934	(897)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(7)	(24)	(22)	(6)	(2,388)	(10)	(4)	(73)	618	(7)	(4)

Total increase (decrease) in net assets	43,899	141,959	56,731	141,671	830,325	295,729	22,117	198,473	240,878	86,445	1,105
Net Assets
Beginning of year	56,495	148,387	311,549	47,425	2,873,858	272,424	11,197	1,036,140	1,007,178	59,139	21,338

End of year	$100,394	$290,346	$368,280	$189,096	$3,704,183	$568,153	$33,314	$1,234,613	$1,248,056	$145,584	$22,443

Changes in Units
Beginning units	173	821	1,632	389	22,351	1,752	87	9,730	9,357	442	204

Units purchased	510	2,527	681	1,209	3,714	1,430	183	2,450	1,785	750	127
Units sold	(458)	(1,667)	(375)	(57)	(2,398)	(489)	(55)	(806)	(631)	(396)	(136)

Ending units	225	1,681	1,938	1,541	23,667	2,693	215	11,374	10,511	796	195

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

			Fidelity								Fidelity
			VIP	Fidelity	Fidelity		Fidelity VIP				VIP II
	American	Fidelity VIP	Growth	VIP High	VIP	Fidelity VIP	Equity-	Fidelity VIP	Fidelity VIP	Fidelity VIP	Asset
	Funds GVIT	Equity-Income	Portfolio:	Income	Overseas	Overseas	Income	Growth	Overseas	Overseas	Manager
	Growth Fund	Portfolio:	Initial	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:
	Class II	Initial Class	Class	Initial Class	Initial Class	Initial Class R	Service Class	Service Class	Service Class	Service Class R	Initial Class

From Operations
Net investment income (loss)	$6	$363,680	$(50,805)	$181,627	$13,511	$1,955	$5,510	$(1,006)	$5	$(89)	$85,623
Net realized (loss) gain on investments	109	1,746,644	(1,353,356)	40,729	359,551	82,127	32,261	2,202	308	6,584	(89,625)
Net unrealized appreciation (depreciation) during the year	150	347,567	2,454,272	34,960	654,690	611,219	2,774	11,147	952	10,714	224,859

Net increase in net assets from operations	265	2,457,891	1,050,111	257,316	1,027,752	695,301	40,545	12,343	1,265	17,209	220,857

From Variable Life Policy Transactions
Policyholders’ net premiums	317	1,277,129	2,082,166	255,378	340,925	635,114	91,841	86,798	205	43,741	336,866
Cost of insurance and administrative charges	(163)	(1,069,821)	(1,606,260)	(211,664)	(346,571)	(169,144)	(37,480)	(36,615)	(907)	(15,121)	(314,342)
Surrenders and forfeitures	(2,203)	(470,269)	(745,060)	(81,034)	(293,732)	(32,545)	(2,913)	(7,153)	(144)	(6,837)	(73,092)
Transfers between portfolios and the Guaranteed Account	4,334	(395,281)	(1,398,819)	(36,503)	(174,888)	420,377	(13,164)	(1,224)	—	16,433	(64,591)
Net (withdrawals) repayments due to policy loans	—	(118,049)	(153,870)	(5,388)	(31,347)	(7,990)	(87)	(41)	—	—	(65,750)
Withdrawals due to death benefits	—	(54,671)	(83,432)	(2,995)	(25,854)	(9,628)	34	—	—	(1,149)	(810,193)

Net (decrease) increase in net assets derived from policy transactions	2,285	(830,962)	(1,905,275)	(82,206)	(531,467)	836,184	38,231	41,765	(846)	37,067	(991,102)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	—	—	—	—	—	—	—	(7)	(1)	51	—

Total increase (decrease) in net assets	2,550	1,626,929	(855,164)	175,110	496,285	1,531,485	78,776	54,101	418	54,327	(770,245)
Net Assets
Beginning of year	—	13,118,353	18,487,870	2,492,980	6,243,960	3,496,904	189,352	182,351	7,905	78,898	4,186,691

End of year	$2,550	$14,745,282	$17,632,706	$2,668,090	$6,740,245	$5,028,389	$268,128	$236,452	$8,323	$133,225	$3,416,446

Changes in Units
Beginning units	—	29,025	50,609	10,954	17,530	26,649	1,318	1,357	43	603	14,785

Units purchased	49	3,681	6,916	1,641	1,081	8,485	681	704	1	512	1,486
Units sold	(24)	(5,248)	(11,870)	(2,088)	(2,745)	(2,421)	(431)	(399)	(5)	(246)	(5,854)

Ending units	25	27,458	45,655	10,507	15,866	32,713	1,568	1,662	39	869	10,417

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

			Fidelity						Neuberger
			VIP II		Fidelity		Fidelity	Fidelity	Berman			Neuberger
	Fidelity		Investment	Fidelity	VIP III	Fidelity	VIP IV	VIP IV	AMT	Neuberger	Neuberger	Berman
	VIP II	Fidelity	Grade	VIP III Mid	Value	VIP IV	Freedom	Freedom	Limited	Berman	Berman	AMT
	Investment	VIP II	Bond	Cap	Strategies	Energy	Fund 2010	Fund 2030	Maturity	AMT	AMT	Mid Cap
	Grade Bond	Contrafund	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio	Portfolio	Bond	Partners	Fasciano	Growth
	Portfolio:	Portfolio:	Service	Service	Service	Service	Service	Service	Portfolio	Portfolio	Portfolio	Portfolio
	Initial Class	Initial Class	Class	Class	Class	Class 2	Class	Class	I Class	Class I	S Class	I Class

From Operations
Net investment income (loss)	$145,041	$129,956	$2,138	$(19,439)	$(798)	$56	$121	$669	$43,811	$1,746	$(69)	$(416)
Net realized (loss) gain on investments	(3,820)	2,164,216	(2,117)	637,571	47,140	14,645	160	601	(17,883)	440,903	315	4,393
Net unrealized appreciation (depreciation) during the year	20,498	(62,371)	1,103	(188,397)	(2,106)	(10,081)	852	1,453	35,783	(132,434)	234	1,855

Net increase in net assets from operations	161,719	2,231,801	1,124	429,735	44,236	4,620	1,133	2,723	61,711	310,215	480	5,832

From Variable Life Policy Transactions
Policyholders’ net premiums	555,410	1,857,347	16,324	467,763	71,680	23,096	162	—	162,622	174,721	602	1,348
Cost of insurance and administrative charges	(345,326)	(1,264,283)	(10,474)	(189,159)	(22,070)	(6,999)	(1,466)	(1,648)	(112,207)	(184,624)	475	(2,849)
Surrenders and forfeitures	(67,504)	(740,254)	(1,390)	(40,250)	(2,999)	—	—	—	(68,629)	(127,718)	—	—
Transfers between portfolios and the Guaranteed Account	(116,013)	639,167	(25,159)	173,020	523	40,092	—	51,981	(96,633)	(73,516)	(764)	21,695
Net (withdrawals) repayments due to policy loans	(28,199)	(254,062)	—	(27,248)	(4,327)	(5,732)	—	—	(33,747)	(10,883)	—	—
Withdrawals due to death benefits	(13,676)	(54,222)	—	(26,499)	(9,077)	—	—	—	(4,395)	(3,787)	—	—

Net (decrease) increase in net assets derived from policy transactions	(15,308)	183,693	(20,699)	357,627	33,730	50,457	(1,304)	50,333	(152,989)	(225,807)	313	20,194

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	—	—	(4)	(474)	(4)	(5)	(4)	(1)	—	—	(4)	1

Total increase (decrease) in net assets	146,411	2,415,494	(19,579)	786,888	77,962	55,072	(175)	53,055	(91,278)	84,408	789	26,027
Net Assets
Beginning of year	4,510,904	20,311,112	65,115	3,597,472	271,607	32,424	13,342	—	1,934,888	2,834,363	10,335	39,499

End of year	$4,657,315	$22,726,606	$45,536	$4,384,360	$349,569	$87,496	$13,167	$53,055	$1,843,610	$2,918,771	$11,124	$65,526

Changes in Units
Beginning units	16,481	56,324	590	14,415	1,427	241	125	—	8,185	12,075	49	223

Units purchased	2,827	9,467	176	4,842	399	481	1	432	1,138	1,036	25	288
Units sold	(2,834)	(8,079)	(366)	(3,273)	(231)	(160)	(14)	(13)	(1,771)	(2,028)	(23)	(165)

Ending units	16,474	57,712	400	15,984	1,595	562	112	419	7,552	11,083	51	346

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

					Van Eck	Van Eck	Van Eck
	Neuberger			Van Eck	Worldwide	Worldwide	Worldwide		Van Eck	Van Eck	Van Eck
	Berman AMT	Neuberger	Neuberger	Worldwide	Hard	Emerging	Real	Van Eck	Worldwide	Worldwide	Worldwide
	Socially	Berman AMT	Berman AMT	Bond	Assets	Markets	Estate	Worldwide	Hard	Emerging	Real
	Responsive	International	Regency	Fund	Fund	Fund	Fund	Bond	Assets	Markets	Estate
	Portfolio	Portfolio	Portfolio	Initial	Initial	Initial	Initial	Fund	Fund	Fund	Fund
	I Class	S Class	S Class	Class	Class	Class	Class	Class R1	Class R1	Class R1	Class R1

From Operations
Net investment income (loss)	$(275)	$(50)	$7	$59,443	$(7,366)	$(1,344)	$7,226	$11,049	$(3,428)	$(3,224)	$2,268
Net realized (loss) gain on investments	10,669	1,025	819	3,816	297,400	688,861	287,861	(2,048)	68,556	186,160	115,586
Net unrealized appreciation (depreciation) during the year	(1,351)	2,435	665	(20,845)	(44,880)	350,063	(69,996)	(122)	13,073	156,018	5,074

Net increase in net assets from operations	9,043	3,410	1,491	42,414	245,154	1,037,580	225,091	8,879	78,201	338,954	122,928

From Variable Life Policy Transactions
Policyholders’ net premiums	6,431	6,028	1,018	51,372	43,552	125,406	17,146	37,323	55,850	196,543	66,159
Cost of insurance and administrative charges	(2,497)	(1,373)	(323)	(67,191)	(52,397)	(166,027)	(45,810)	(9,727)	(29,229)	(70,720)	(23,868)
Surrenders and forfeitures	(1,658)	—	—	(29,819)	(32,622)	(101,480)	(13,341)	(2,240)	(1,646)	(12,889)	(1,779)
Transfers between portfolios and the Guaranteed Account	37,894	24,380	14,924	(27,297)	101,512	156,819	(1,225)	(16,883)	137,371	129,997	116,051
Net (withdrawals) repayments due to policy loans	(1,028)	(3,503)	—	469	(6,426)	(32,830)	81	(2,858)	(3,800)	(42,108)	(14,590)
Withdrawals due to death benefits	—	—	—	(6,047)	(5,793)	(189,398)	(7,246)	—	—	—	—

Net (decrease) increase in net assets derived from policy transactions	39,142	25,532	15,619	(78,513)	47,826	(207,510)	(50,395)	5,615	158,546	200,823	141,973

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(7)	(4)	(2)	—	—	—	—	(10)	(15)	—	(5)

Total increase (decrease) in net assets	48,178	28,938	17,108	(36,099)	292,980	830,070	174,696	14,484	236,732	539,777	264,896
Net Assets
Beginning of year	56,350	6,010	—	799,102	1,082,387	2,767,701	774,141	148,599	298,544	725,245	340,265

End of year	$104,528	$34,948	$17,108	$763,003	$1,375,367	$3,597,771	$948,837	$163,083	$535,276	$1,265,022	$605,161

Changes in Units
Beginning units	373	50	—	2,831	2,137	9,806	2,628	1,375	1,586	4,374	2,195

Units purchased	453	244	137	293	737	1,169	145	421	1,220	2,824	1,264
Units sold	(284)	(50)	(3)	(702)	(708)	(1,966)	(395)	(367)	(508)	(1,688)	(452)

Ending units	542	244	134	2,422	2,166	9,009	2,378	1,429	2,298	5,510	3,007

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

											American
	Alger					Dreyfus					Century		American
	American				Dreyfus	Small				American	VP		Century
	Small	Wells Fargo		Dreyfus	Developing	Cap Stock	Dreyfus	American	American	Century	Income	American	VP Mid
	Capitalization	Advantage	Wells	Appreciation	Leaders	Index	Stock Index	Century VP	Century	VP	and	Century VP	Cap
	Portfolio:	VT	Fargo VT	Portfolio:	Portfolio:	Portfolio:	Fund:	International	VP Ultra	Value	Growth	International	Value
	Class O	Discovery	Opportunity	Initial	Initial	Service	Initial	Fund:	Fund:	Fund:	Fund:	Fund:	Fund:
	Shares	Fund	Fund	Shares	Shares	Shares	Shares	Class I	Class I	Class I	Class I	Class III	Class I

From Operations
Net investment income (loss)	$(45,042)	$(10,381)	$(7,331)	$14,329	$(417)	$(2,577)	$5,372	$2,761	$(2,110)	$3,938	$1,195	$2,346	$9
Net realized (loss) gain on investments	209,580	61,676	289,872	10,001	11,930	51,522	42,772	11,009	6,188	53,588	6,466	16,781	680
Net unrealized appreciation (depreciation) during the year	996,960	138,759	(168,542)	252,537	(6,655)	40,079	30,853	48,939	(14,045)	62,745	9,272	71,267	1,053

Net increase in net assets from operations	1,161,498	190,054	113,999	276,867	4,858	89,024	78,997	62,709	(9,967)	120,271	16,933	90,394	1,742

From Variable Life Policy Transactions
Policyholders’ net premiums	561,574	180,885	96,465	197,356	15,137	169,274	161,894	19,204	124,163	70,490	28,447	47,355	3,316
Cost of insurance and administrative charges	(463,819)	(142,041)	(71,635)	(54,664)	(4,830)	(69,419)	(65,503)	(10,205)	(38,673)	(47,210)	(19,938)	(32,500)	(596)
Surrenders and forfeitures	(279,495)	(42,441)	(61,507)	(5,339)	(276)	(7,422)	(45,337)	(8,885)	(12,816)	(10,838)	(6,571)	(6,908)	—
Transfers between portfolios and the Guaranteed Account	(189,465)	(139,852)	(325,810)	20,072	4,199	142,847	(78,224)	7,858	(15,286)	166,880	(5,076)	129,035	3,466
Net (withdrawals) repayments due to policy loans	(70,750)	(12,310)	(14,239)	(711)	—	(5,388)	6,996	634	(508)	(2,730)	10	(2,905)	—
Withdrawals due to death benefits	(26,073)	(11,352)	(2,569)	(1,774)	—	(994)	(277)	—	—	(1,556)	—	—	—

Net (decrease) increase in net assets derived from policy transactions	(468,028)	(167,111)	(379,295)	154,940	14,230	228,898	(20,451)	8,606	56,880	175,036	(3,128)	134,077	6,186

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	—	—	—	—	—	(21)	(24)	—	—	—	(6)	(18)	(3)

Total increase (decrease) in net assets	693,470	22,943	(265,296)	431,807	19,088	317,901	58,523	71,315	46,913	295,307	13,799	224,453	7,925
Net Assets
Beginning of year	6,191,416	1,445,590	1,255,806	1,661,221	135,872	625,132	432,217	250,522	267,851	591,311	101,416	306,337	2,670

End of year	$6,884,886	$1,468,533	$990,510	$2,093,028	$154,960	$943,033	$490,740	$321,837	$314,764	$886,618	$115,215	$530,790	$10,595

Changes in Units
Beginning units	36,196	20,491	9,853	12,396	696	3,156	3,035	1,065	2,112	3,552	711	2,410	24

Units purchased	4,652	2,774	795	2,053	141	2,127	1,902	185	1,255	1,530	212	1,719	80
Units sold	(7,006)	(4,581)	(3,634)	(842)	(63)	(825)	(1,923)	(185)	(607)	(578)	(228)	(763)	(25)

Ending units	33,842	18,684	7,014	13,607	774	4,458	3,014	1,065	2,760	4,504	695	3,366	79

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

				Janus Aspen	Janus Aspen		Janus Aspen	Janus Aspen	Janus Aspen
		American		Series	Series	Janus Aspen	Series Risk	Series	Series	Oppenheimer	Oppenheimer
		Century VP	Janus Aspen	International	Global	Series	Managed	International	Global	Capital	Global	Oppenheimer
	American	Inflation	Series Forty	Growth	Technology	Balanced	Core	Growth	Technology	Appreciation	Securities	Main Street
	Century VP	Protection	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Fund/VA:	Fund/VA:	Fund/VA:
	Vista Fund:	Fund:	Service	Service	Service	Service	Service	Service II	Service II	Non-Service	Non-Service	Non-Service
	Class I	Class II	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

From Operations
Net investment income (loss)	$(59)	$5,406	$(2,076)	$3,448	$(216)	$882	$(87)	$5,498	$(20)	$(15,567)	$2,320	$9,920
Net realized (loss) gain on investments	54	(2,853)	22,363	59,843	5,343	1,290	725	38,058	17	29,144	49,635	18,381
Net unrealized appreciation (depreciation) during the year	2	619	9,245	64,925	(2,313)	4,572	1,048	63,261	244	301,271	50,890	329,901

Net increase in net assets from operations	(3)	3,172	29,532	128,216	2,814	6,744	1,686	106,817	241	314,848	102,845	358,202

From Variable Life Policy Transactions
Policyholders’ net premiums	2,721	36,696	59,825	19,233	1,003	7,355	5,622	39,312	1,111	478,754	22,967	283,171
Cost of insurance and administrative charges	(637)	(13,907)	(26,942)	(13,542)	(1,468)	(5,411)	(3,349)	(21,983)	(109)	(134,280)	(32,731)	(78,608)
Surrenders and forfeitures	—	(60)	(2,689)	(9,242)	—	(6)	—	(9,516)	—	(14,579)	(6,049)	(10,332)
Transfers between portfolios and the Guaranteed Account	10,152	4,682	(38,409)	218,801	(28,937)	928	(6,499)	232,415	11	182,218	50,192	19,073
Net (withdrawals) repayments due to policy loans	—	(753)	102	(7,351)	(4)	(3,257)	—	(2,826)	—	1,923	76	(150)
Withdrawals due to death benefits	—	—	—	—	—	—	—	—	—	2	9	—

Net (decrease) increase in net assets derived from policy transactions	12,236	26,658	(8,113)	207,899	(29,406)	(391)	(4,226)	237,402	1,013	514,038	34,464	213,154

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(2)	(7)	—	—	—	640	20	1,321	(1)	—	—	—

Total increase (decrease) in net assets	12,231	29,823	21,419	336,115	(26,592)	6,993	(2,520)	345,540	1,253	828,886	137,309	571,356
Net Assets
Beginning of year	657	104,219	364,577	146,496	55,942	69,986	18,715	109,875	2,534	4,187,331	581,585	2,399,335

End of year	$12,888	$134,042	$385,996	$482,611	$29,350	$76,979	$16,195	$455,415	$3,787	$5,016,217	$718,894	$2,970,691

Changes in Units
Beginning units	6	742	2,135	525	265	469	107	733	21	29,754	2,350	16,848

Units purchased	104	1,232	509	1,132	87	82	34	2,016	10	5,480	289	2,475
Units sold	(6)	(958)	(457)	(562)	(214)	(94)	(58)	(668)	(1)	(1,623)	(246)	(861)

Ending units	104	1,016	2,187	1,095	138	457	83	2,081	30	33,611	2,393	18,462

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

											Franklin
											Templeton
										Franklin	VIP
		Oppenheimer					Federated	Federated	Federated	Templeton	Franklin	Franklin
	Oppenheimer	Main Street	Oppenheimer		AIM V.I.	AIM V.I.	Quality	American	Capital	VIP Franklin	Rising	Templeton VIP
	High Income	Small Cap	Global	AIM V.I.	Capital	Capital	Bond	Leaders	Appreciation	Small Cap	Dividends	Templeton
	Fund/VA:	Fund/VA:	Securities	Basic Value	Appreciation	Development	Fund II:	Fund II:	Fund II:	Value	Securities	Foreign
	Non-Service	Non-Service	Fund/VA:	Fund Series	Fund Series	Fund Series	Primary	Primary	Primary	Securities	Fund	Securities
	Shares	Shares	Class 3	I Shares	I Shares	I Shares	Shares	Shares	Shares	Fund Class I	Class I	Fund Class 1

From Operations
Net investment income (loss)	$13,890	$(12,389)	$1,425	$(498)	$(1,056)	$(1,735)	$4,419	$10	$(40)	$4,219	$4,540	$2,941
Net realized (loss) gain on investments	227	75,972	45,963	10,830	5,721	14,468	(3,705)	1,015	4,259	233,118	23,322	22,517
Net unrealized appreciation (depreciation) during the year	3,573	220,419	50,456	9,312	3,250	19,479	2,575	1,348	4,327	278,113	110,048	60,696

Net increase in net assets from operations	17,690	284,002	97,844	19,644	7,915	32,212	3,289	2,373	8,546	515,450	137,910	86,154

From Variable Life Policy Transactions
Policyholders’ net premiums	20,807	218,423	146,270	18,663	26,348	34,913	32,368	304	2,162	394,711	116,564	10,138
Cost of insurance and administrative charges	(12,347)	(53,007)	(48,704)	(15,263)	(7,403)	(14,560)	(13,963)	(742)	(2,972)	(114,203)	(58,230)	(11,579)
Surrenders and forfeitures	(14,916)	(4,557)	(3,476)	(7)	(991)	(4,699)	(2,290)	—	(603)	(13,700)	(54,126)	(2,277)
Transfers between portfolios and the Guaranteed Account	(21,084)	43,865	42,940	(536)	605	22,747	(23,167)	8,582	15,814	16,061	165,960	(36,997)
Net (withdrawals) repayments due to policy loans	(400)	(916)	(14,792)	467	(158)	(1,909)	(2,266)	173	—	(11,777)	(12,250)	(4,784)
Withdrawals due to death benefits	—	—	(1,244)	—	—	—	(21,163)	—	—	(19,900)	—	—

Net (decrease) increase in net assets derived from policy transactions	(27,940)	203,808	120,994	3,324	18,401	36,492	(30,481)	8,317	14,401	251,192	157,918	(45,499)

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(12)	(59)	16	(10)	—	(60)	(11)	(4)	(2)	(186)	(30)	(128)

Total increase (decrease) in net assets	(10,262)	487,751	218,854	22,958	26,316	68,644	(27,203)	10,686	22,945	766,456	295,798	40,527
Net Assets
Beginning of year	234,520	1,927,159	514,566	156,525	148,753	202,139	126,025	10,853	34,385	3,024,134	763,161	434,482

End of year	$224,258	$2,414,910	$733,420	$179,483	$175,069	$270,783	$98,822	$21,539	$57,330	$3,790,590	$1,058,959	$475,009

Changes in Units
Beginning units	1,696	9,045	3,908	921	1,032	1,113	1,030	45	163	13,928	4,339	1,807

Units purchased	361	1,309	1,486	105	360	475	313	62	258	3,055	1,706	109
Units sold	(528)	(336)	(625)	(87)	(242)	(278)	(568)	(35)	(134)	(1,744)	(855)	(397)

Ending units	1,529	10,018	4,769	939	1,150	1,310	775	72	287	15,239	5,190	1,519

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

			Alliance		MFS
	Franklin Templeton	Franklin Templeton	Bernstein	Alliance	Investors				Putnam
	VIP Templeton	VIP Templeton	Growth and	Bernstein Small/	Growth		Putnam VT	Putnam VT	VT	Vanguard
	Developing	Global Income	Income	Mid Cap Value	Stock	MFS Value	Growth &	International	Voyager	Equity
	Markets Securities	Securities Fund	Portfolio:	Portfolio:	Series	Series:	Income Fund	Equity Fund	Fund	Income
	Fund Class 3	Class 3	Class A	Class A	Initial Class	Initial Class	IB Class	IB Class	IB Class	Portfolio

From Operations
Net investment income (loss)	$897	$381	$4,242	$(752)	$(649)	$846	$663	$(65)	$(477)	$1,733
Net realized (loss) gain on investments	4,442	260	39,557	29,878	1,545	13,997	8,932	1,492	7,806	7,362
Net unrealized appreciation (depreciation) during the year	15,704	683	56,257	3,677	5,335	42,020	4,975	17,111	(2,887)	19,568

Net increase in net assets from operations	21,043	1,324	100,056	32,803	6,231	56,863	14,570	18,538	4,442	28,663

From Variable Life Policy Transactions
Policyholders’ net premiums	29,468	5,850	63,241	19,578	8,307	21,951	34,774	1,069	28,993	72,408
Cost of insurance and administrative charges	(7,960)	(2,174)	(28,848)	(12,807)	(3,463)	(10,916)	(10,738)	(2,516)	(7,955)	(21,675)
Surrenders and forfeitures	(1,608)	—	(799)	(15,750)	(288)	(7,432)	(2,501)	—	(2,039)	(7,942)
Transfers between portfolios and the Guaranteed Account	141,886	3,531	50,222	(19,226)	10,416	38,371	(34,232)	4,872	(53,144)	18,434
Net (withdrawals) repayments due to policy loans	(7,888)	—	(12,398)	(7,647)	445	—	266	—	80	(87)
Withdrawals due to death benefits	—	—	(1,543)	—	—	—	—	—	—	(1,857)

Net (decrease) increase in net assets derived from policy transactions	153,898	7,207	69,875	(35,852)	15,417	41,974	(12,431)	3,425	(34,065)	59,281

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	134	(3)	46	(5)	(11)	(8)	(9)	(13)	(5)	(26)

Total increase (decrease) in net assets	175,075	8,528	169,977	(3,054)	21,637	98,829	2,130	21,950	(29,628)	87,918
Net Assets
Beginning of year	23,825	5,799	555,878	252,384	76,864	273,132	93,542	70,408	97,557	107,859

End of year	$198,900	$14,327	$725,855	$249,330	$98,501	$371,961	$95,672	$92,358	$67,929	$195,777

Changes in Units
Beginning units	187	59	2,827	1,181	549	1,657	656	327	753	785

Units purchased	1,271	175	879	247	187	267	237	27	234	706
Units sold	(231)	(104)	(428)	(477)	(67)	(141)	(309)	(30)	(486)	(298)

Ending units	1,227	130	3,278	951	669	1,783	584	324	501	1,193

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

					Van
				Van Kampen	Kampen		T Rowe	T Rowe	T Rowe
	Vanguard			Core Plus	Emerging	Van Kampen	Price Blue	Price	Price
	Total Bond	Vanguard	Vanguard	Fixed	Markets	U.S. Real	Chip	Equity	Limited
	Market	High Yield	Mid Cap	Income	Debt	Estate	Growth	Income	Term Bond
	Index	Bond	Index	Portfolio:	Portfolio:	Portfolio:	Portfolio	Portfolio	Portfolio
	Portfolio	Portfolio	Portfolio	Class I	Class I	Class I	Class II	Class II	Class II

From Operations
Net investment income (loss)	$941	$3,704	$(202)	$2,573	$3,698	$11,685	$(382)	$266	$127
Net realized (loss) gain on investments	(211)	(691)	11,929	552	1,816	539,915	711	1,354	(2)
Net unrealized appreciation (depreciation) during the year	2,458	1,280	14,445	(621)	2,453	428,757	17,579	4,019	10

Net increase in net assets from operations	3,188	4,293	26,172	2,504	7,967	980,357	17,908	5,639	135

From Variable Life Policy Transactions
Policyholders’ net premiums	34,418	21,851	98,170	12,004	893	311,875	57,359	2,528	476
Cost of insurance and administrative charges	(6,899)	(10,139)	(28,864)	(8,461)	(2,803)	(94,929)	(14,928)	(2,176)	(437)
Surrenders and forfeitures	(437)	—	(1,043)	(6,789)	(3)	(9,307)	(57)	—	—
Transfers between portfolios and the Guaranteed Account	16,897	(2,226)	37,132	22,661	(23,443)	(283,167)	404,813	29,929	397
Net (withdrawals) repayments due to policy loans	—	45	(89)	1,435	(4,110)	(28,253)	(2,120)	—	—
Withdrawals due to death benefits	—	(974)	(2,109)	—	—	(5,746)	—	—	—

Net (decrease) increase in net assets derived from policy transactions	43,979	8,557	103,197	20,850	(29,466)	(109,527)	445,067	30,281	436

Amounts (withdrawn)/contributed by Nationwide Life and Annuity Company of America, including seed money and reimbursements	(4)	7	(3)	(6)	(7)	(732)	(10)	13,060	(4)

Total increase (decrease) in net assets	47,163	12,857	129,366	23,348	(21,506)	870,098	462,965	48,980	567
Net Assets
Beginning of year	36,532	55,849	159,452	61,696	72,451	2,586,390	15,760	12,714	3,671

End of year	$83,695	$68,706	$288,818	$85,044	$50,945	$3,456,488	$478,725	$61,694	$4,238

Changes in Units
Beginning units	338	448	921	513	407	10,385	140	120	36

Units purchased	480	191	742	304	355	2,339	3,965	289	9
Units sold	(73)	(125)	(183)	(140)	(458)	(2,551)	(187)	(19)	(4)

Ending units	745	514	1,480	677	304	10,173	3,918	390	41

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements
December 31, 2007 and 2006
1. Organization
The Nationwide Provident VLI Separate Account A (Separate Account) was established by Nationwide Life and Annuity Company of America or NLACA under the provisions of Delaware law and commenced operations on February 1, 1995. NLACA is a wholly-owned subsidiary of Nationwide Life Insurance Company of America. The Separate Account is an investment account to which assets are allocated to support the benefits payable under flexible premium adjustable variable life insurance policies (the Policies). The Policies are distributed principally through personal producing general agents and brokers.
NLACA has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of one hundred and thirty subaccounts:
Nationwide Variable Insurance Trust: (Formerly Gartmore Variable Insurance Trust)

(Nationwide NVIT formerly Gartmore GVIT — see below)
Nationwide NVIT Nationwide Fund — Class IV
Nationwide NVIT Money Market Fund — Class IV
Nationwide NVIT Government Bond Fund — Class IV
JP Morgan NVIT Balanced Fund — Class IV
Nationwide NVIT Mid Cap Growth Fund — Class IV
Nationwide NVIT International Value Fund Class IV
Nationwide NVIT Growth Fund — Class IV
Van Kampen NVIT Comstock Value Fund — Class IV
Nationwide Multi-Manager NVIT Small Company Fund — Class IV
(Formerly Gartmore GVIT Small Company Fund — Class IV)
Nationwide Multi-Manager NVIT Small Cap Growth Fund — Class IV
(Formerly Gartmore GVIT Small Cap Value Fund — Class IV)
Nationwide NVIT S&P 500 Index Fund — Class IV
Nationwide NVIT Government Bond Fund — Class I
Nationwide NVIT Investor Destinations Aggressive Fund — Class II
Nationwide NVIT Investor Destinations Conservative Fund — Class II
Nationwide NVIT Investor Destinations Moderate Fund — Class II
Nationwide NVIT Investor Destinations Moderately Aggressive Fund — Class II
Nationwide NVIT Investor Destinations Moderately Conservative Fund — Class II
Gartmore NVIT Emerging Markets Fund — Class I
Nationwide NVIT Mid Cap Index Fund — Class I
Federated NVIT High Income Bond Fund — Class I
Nationwide NVIT Global Financial Services Fund — Class I
Nationwide NVIT Global Health Sciences Fund — Class I
Nationwide NVIT Global Technology and Communications Fund — Class I
Gartmore NVIT Global Utilities Fund — Class I
Nationwide Multi-Manager NVIT Small Cap Growth Fund — Class I
(Formerly Gartmore GVIT Small Cap Growth Fund — Class I)
Nationwide NVIT U.S. Growth Leaders Fund — Class I
Van Kampen NVIT Multi Sector Bond Fund — Class I
Nationwide NVIT International Value Fund — Class III
Gartmore NVIT Emerging Markets Fund — Class III

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
1. Organization, continued

Nationwide NVIT Global Financial Services Fund — Class III
Nationwide NVIT Global Health Sciences Fund — Class III
Nationwide NVIT Global Technology and Communications Fund — Class III
Gartmore NVIT Global Utilities Fund — Class III
Federated NVIT High Income Bond Fund — Class III
American Funds NVIT Asset Allocation Fund — Class II
American Funds NVIT Bond Fund — Class II
American Funds NVIT Global Growth Fund — Class II
American Funds NVIT Growth Fund — Class II
American Funds NVIT Growth — Income Fund — Class II
Fidelity Variable Insurance Products Fund:

Fidelity VIP Equity-Income Portfolio: Initial Class
Fidelity VIP Growth Portfolio: Initial Class
Fidelity VIP High Income Portfolio: Initial Class
Fidelity VIP Overseas Portfolio: Initial Class
Fidelity VIP Overseas Portfolio: Initial Class R
Fidelity VIP Equity-Income Portfolio: Service Class
Fidelity VIP Growth Portfolio: Service Class
Fidelity VIP Overseas Portfolio: Service Class
Fidelity VIP Overseas Portfolio: Service Class R
VIP High Income Portfolio — Initial Class R
Fidelity Variable Insurance Products Fund II:

Fidelity VIP II Asset Manager Portfolio: Initial Class
Fidelity VIP II Investment Grade Bond Portfolio: Initial Class
Fidelity VIP II Contrafund Portfolio: Initial Class
Fidelity VIP II Investment Grade Bond Portfolio: Service Class
Fidelity Variable Insurance Products Fund III:

Fidelity VIP III Mid Cap Portfolio: Service Class
Fidelity VIP III Value Strategies Portfolio: Service Class
Fidelity Variable Insurance Products Fund IV:

Fidelity VIP IV Energy Portfolio: Service Class 2
Fidelity VIP IV Freedom Fund 2010 Portfolio — Service Class
Fidelity VIP IV Freedom Fund 2030 Portfolio — Service Class
Lehman Brothers Advisers Management Trust:

(Formerly Neuberger Berman Advisers Management Trust)
Lehman Brothers AMT Short Duration Bond Portfolio — I Class
(Formerly Neuberger Berman AMT Limited Maturity Bond Portfolio Class I)

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
1. Organization, continued
Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Partners Portfolio I Class
Neuberger Berman AMT Fasciano Portfolio — S Class
Neuberger Berman AMT Mid Cap Growth Portfolio — I Class
Neuberger Berman AMT Socially Responsive Portfolio — I Class
Neuberger Berman AMT International Portfolio — S Class
Neuberger Berman AMT Regency Portfolio — S Class
Van Eck Worldwide InsuranceTrust:

Van Eck Worldwide Bond Fund: Initial Class
Van Eck Worldwide Hard Assets Fund: Initial Class
Van Eck Worldwide Emerging Markets Fund: Initial Class
Van Eck Worldwide Real Estate Portfolio: Initial Class
Van Eck Worldwide Bond Fund: Class R
Van Eck Worldwide Hard Assets Fund: Class R
Van Eck Worldwide Emerging Markets Fund: Class R
Van Eck Worldwide Real Estate Portfolio: Class R
The Alger American Fund:

Alger American Small Capitalization Portfolio: Class O Shares
Wells Fargo Advantage Variable Trust Funds:

Wells Fargo Advantage VT Discovery Fund
Wells Fargo VT Opportunity Fund — Investor Class
Dreyfus Variable Investment Fund:

Dreyfus Variable Investment Fund — Appreciation Portfolio: Initial Shares
Dreyfus Variable Investment Fund — Developing Leaders Portfolio: Initial Shares
Dreyfus Investment Portfolios:

Dreyfus Investment Portfolios — Small Cap Stock Index Portfolio: Service Shares
Dreyfus Stock Index Fund, Inc.:

Dreyfus Stock Index Fund, Inc.: Initial Shares
American Century Variable Portfolios, Inc.:

American Century VP International Fund: Class I
American Century VP Ultra Fund: Class I
American Century VP Value Fund: Class I
American Century VP Income and Growth Fund: Class I
American Century VP International Fund: Class III
American Century VP Mid Cap Value Fund: Class I
American Century VP Vista Fund: Class I
American Century Variable Portfolios II, Inc.:

American Century VP Inflation Protection Fund: Class II
Janus Aspen Series:

Janus Aspen Series — Forty Portfolio — Service Shares
Janus Aspen Series — International Growth Portfolio: Service Shares

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
1. Organization, continued

Janus Aspen Series — Global Technology Portfolio: Service Shares
Janus Aspen Series — Balanced Portfolio: Service Shares
Janus Aspen Series — INTECH Risk-Managed Core Portfolio: Service Shares
(Formerly Janus Aspen Series — Risk Managed Core Portfolio: Service Shares)
Janus Aspen Series — International Growth Portfolio: Service II Shares
Janus Aspen Series — Global Technology Portfolio: Service II Shares
Oppenheimer Variable Account Funds:

Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Oppenheimer Global Securities Fund/VA: Non-Service Shares
Oppenheimer Main Street Fund/VA: Non-Service Shares
Oppenheimer High Income Fund/VA: Non-Service Shares
Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares
Oppenheimer Global Securities Fund/VA: Class 3
Oppenheimer High Income Fund/VA: Class 3
AIM Variable Insurance Funds:

AIM V.I. Basic Value Fund: Series I Shares
AIM V.I. Capital Appreciation Fund: Series I Shares
AIM V.I. Capital Development Fund: Series I Shares
Federated Insurance Series:

Federated Quality Bond Fund II: Primary Shares
Federated American Leaders Fund II: Primary Shares
Federated Capital Appreciation Fund II: Primary Shares
Franklin Templeton Variable Insurance Products Trust:

Franklin Templeton VIP Franklin Small Cap Value Securities Fund: Class 1
Franklin Templeton VIP Franklin Rising Dividends Securities Fund: Class 1
Franklin Templeton VIP Templeton Foreign Securities Fund: Class 1
Franklin Templeton VIP Templeton Developing Markets Securities Fund — Class 3
Franklin Templeton VIP Templeton Global Income Securities Fund — Class 3
AllianceBernstein Variable Products Series Fund Inc:

AllianceBernstein Growth and Income Portfolio: Class A
AllianceBernstein Small/Mid Cap Value Portfolio: Class A
MFS Variable Insurance Trust:

MFS Investors Growth Stock Series: Initial Class
MFS Value Series: Initial Class
Putnam Variable Trust:

Putnam VT Growth & Income Fund: Class IB
Putnam VT International Equity Fund: Class IB
Putnam VT Voyager Fund: Class IB

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
1. Organization, continued
Vanguard Variable Insurance Fund:

Vanguard Equity Income Portfolio
Vanguard Total Bond Market Index Portfolio
Vanguard High Yield Bond Portfolio
Vanguard Mid Cap Index Portfolio
Van Kampen — The Universal Institutional Funds, Inc.:

Van Kampen Core Plus Fixed Income Portfolio: Class I
Van Kampen Emerging Markets Debt Portfolio: Class I
Van Kampen U.S. Real Estate Portfolio: Class I
T Rowe Price:

T Rowe Price Blue Chip Growth Portfolio — Class II
T Rowe Price Equity Income Portfolio — Class II
T Rowe Price Limited Term Bond Portfolio — Class II
The policyholder’s equity is affected by the investment results of each fund, equity transactions by policyholders and certain contract expenses (see note 5).
Net premiums from in force policies are allocated to the subaccounts in accordance with policyholder instructions and are recorded as policyholders’ net premiums in the statements of changes in net assets. Such amounts are used to provide money to pay benefits under the policies. The Separate Account’s assets are the property of NLACA.
Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of NLACA’s general account.
A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.
Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

2.	Summary of Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

Investment Valuation:
The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2007. Transactions are recorded on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date.

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued

2.	Summary of Significant Accounting Policies, continued

Realized Gains and Losses:
Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

Federal Income Taxes:
The operations of the Separate Account are included in the Federal income tax return of NLACA. Under the provisions of the policies, NLACA has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax. NLACA does not provide for income taxes within the Separate Account. Taxes are the responsibility of the policyholder upon termination or withdrawal.

Estimates:
The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and policy transactions during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncement:
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have material impact on the Accounts’ financial position or results of their operations upon adoption.

3.	Death Benefits
Death benefit proceeds result in a redemption of policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by NLACA’s general account.

4.	Policy Loans
Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.
At the time the loan is granted, the amount of the loan is transferred from the Separate Account to NLACA’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by NLACA’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account.

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued

5.	Expense and Related Party Transactions

Deductions from Premiums
NLACA makes certain deductions from premiums before amounts are allocated to each subaccount selected by the policyholder. The deductions may include (1) state premium taxes (0 - 4% of premium payments depending on the Insured state of residence), (2) sales charges and (3) Federal tax charges (1.5 - 6% of premiums). Premiums adjusted for these deductions are recorded as net premiums in the statements of changes in net assets. See original policy documents for specific charges assessed.

Mortality and Expense Charges
In addition to the aforementioned charges, a daily charge will be deducted from the Separate Account for mortality and expense risks assumed by NLACA. The charge is deducted at an annual rate of 0.65% to 0.95% of the average daily net assets of the Separate Account. These charges are assessed through the daily unit value calculation.

Cost of Insurance
Each subaccount is also charged monthly by NLACA for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). The amount of the charge is computed based upon the amount of insurance provided during the year and the insured’s attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.

Administrative Charges
Additional recurring monthly deductions may be made for (1) administrative charges ($7.50), (2) first year policy charges ($5 - $17.50) and (3) supplementary charges (ranging from $0 - $0.11 per $1,000 of face amount). Optional monthly deductions for additional riders may be made for (1) disability benefit waiver benefit which waives monthly deductions in the event of disability ($.01 - $1.76 per $1,000 of net amount at risk), (2) disability waiver of premium benefit waives agreed upon premium in the event of disability (2% to 23.2% of agreed upon premium amount), (3) children’s term insurance rider which a death benefit for a covered child ($.52 per $1,000 of coverage), (4) additional insurance benefit rider or term insurance rider ($.02 - $115.10 per $1,000 of coverage for single life policies and $0 - $20.79 for survivorship policies), (5) convertible term life insurance rider for term insurance on someone other than the primary insured individual ($.06 - $113.17 per $1,000 of rider coverage), (6) minimum death benefit which guarantees a death benefit if specified premiums are paid ($.01 per $1,000 of Guaranteed Minimum Death Benefit), (7) long term care accelerated benefit which pays an accelerated death benefit in the event of a covered illness ($.02 - $3.24 per $1,000 of net amount at risk), (8) long term care waiver benefit waives monthly deductions in the event of a covered illness ($.01 - $3.47 per $1,000 of net amount at risk), (9) long term care extended insurance benefit rider provides additional benefits after accelerated benefits are exhausted ($.01 - $8.72 per $1,000 of rider coverage) and (10) Four years survivorship term life insurance provides additional death benefits in the first four years of the policy ($.03 - $.15 per $1,000 of rider coverage). See original policy documents for additional monthly charges. A face amount increase charge is made upon an increase in face amount ($60-$100 plus $0.50 - $1 per $1,000 of face amount increase). During any given policy year, the first twelve transfers by a policyholder of amounts in the subaccounts are free of charge.

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued

5.	Expense and Related Party Transactions, continued
A fee of $25 is assessed for each additional transfer. These fees are assessed against each policy by liquidating units and are included in the statements of changes in net assets. The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.
If a policy is surrendered or lapses within the first 10-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. The deferred administrative charge ranges from $2.00 - $5 per $1,000 face amount. The deferred sales load charge ranges from 7-35% of premiums paid up to the sales surrender cap. A deferred sales charge will be imposed if a policy is surrendered or lapses at any time within 10-15 years after the effective date of an increase in face amount (similar charges applied for surrenders/lapses for the initial face amount are applied to the premiums related to the increase in face amount). A portion of the deferred sales charge will be deducted if the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges totaled $726,112 and $540,688 for the years ended December 31, 2007 and 2006, respectively. These charges are included with administrative charges in the statements of changes in net assets and are assessed against each policy by liquidating units.
Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. See product prospectus for specific subaccounts impacted. These amounts are paid directly to the fund company, and are shown as an investment expense in the statements of operations. These charges totaled $1,010 for the year ended December 31, 2007.
NLACA, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by NLACA (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay NLACA more than others. NLACA also may receive 12b-1 fees.

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued

(6)	Financial Highlights
NLACA offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in different contract expense rates, unit fair values and total returns. The following table is a summary of units, unit fair values and policyholders’ equity for variable life contracts as of the period indicated, and net investment income ratio, policy expense ratio and total return for each period in the five year period ended December 31, 2007. The information is presented as a range of minimum and maximum values based upon product grouping. The range is determined by identifying the lowest and highest contract expense rates. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual policy amounts may not be within the ranges presented.

	At December 31, 2007			For the Year Ended December 31, 2007

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Nationwide Variable Insurance Trust:
Nationwide NVIT Nationwide Fund — Class IV	6,616	$346.30 to $554.54	$3,262,749	1.05%	0.65% to 0.75%	7.37% to 7.48%
Nationwide NVIT Money Market Fund — Class IV	22,816	$166.47 to $303.01	$4,577,949	4.79%	0.65% to 0.75%	4.14% to 4.25%
Nationwide NVIT Government Bond Fund — Class IV	5,753	$239.85 to $401.30	$2,041,040	4.49%	0.65% to 0.75%	6.46% to 6.57%
JP Morgan NVIT Balanced Fund — Class IV	3,612	$307.54 to $486.07	$1,426,873	2.19%	0.65% to 0.75%	3.86% to 3.97%
Nationwide NVIT Mid Cap Growth Fund — Class IV	9,652	$519.78 to $821.58	$6,384,258	0.00%	0.65% to 0.75%	8.22% to 8.33%
Nationwide NVIT International Value Fund Class IV	6,311	$385.05 to $667.27	$3,698,150	2.10%	0.65% to 0.75%	2.12% to 2.23%
Nationwide NVIT Growth Fund — Class IV	19,818	$120.71 to $243.77	$3,157,171	0.18%	0.65% to 0.75%	18.66% to 18.78%
Van Kampen NVIT Comstock Value Fund — Class IV	17,693	$147.52 to $297.91	$3,157,656	1.64%	0.65% to 0.75%	-2.92% to -2.82%
Nationwide Multi-Manager NVIT Small Company Fund — Class IV	15,125	$163.98 to $331.15	$2,828,267	0.11%	0.65% to 0.75%	1.39% to 1.49%
Nationwide Multi-Manager NVIT Small Cap Growth Fund — Class IV	13,823	$161.94 to $327.02	$2,723,747	1.19%	0.65% to 0.75%	-7.62% to -7.53%
Nationwide NVIT S&P 500 Index Fund — Class IV	54,941	$366.38 to $690.83	$27,418,921	1.60%	0.65% to 0.75%	4.32% to 4.43%
Nationwide NVIT Government Bond Fund — Class I	259	$117.66	$30,518	4.47%	0.75%	6.35%
Nationwide NVIT Investor Destinations Aggressive Fund — Class II	3,126	$186.96 to $378.78	$588,276	1.95%	0.65% to 0.75%	5.16% to 5.27%
Nationwide NVIT Investor Destinations Conservative Fund — Class II	2,362	$125.10 to $249.04	$295,735	4.50%	0.65% to 0.75%	4.59% to 4.69%
Nationwide NVIT Investor Destinations Moderate Fund — Class II	10,587	$153.58 to $308.23	$2,027,206	2.98%	0.65% to 0.75%	4.87% to 4.97%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2007			For the Year Ended December 31, 2007

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Nationwide NVIT Investor Destinations Moderately Aggressive Fund — Class II	8,992	$172.95 to $349.30	$1,825,841	2.27%	0.65% to 0.75%	5.35% to 5.46%
Nationwide NVIT Investor Destinations Moderately Conservative Fund — Class II	1,503	$139.00 to $277.57	$212,639	3.59%	0.65% to 0.75%	5.06% to 5.17%
Gartmore NVIT Emerging Markets Fund — Class I	577	$496.17 to $996.98	$513,488	0.70%	0.65% to 0.75%	44.49% to 44.63%
Nationwide NVIT Mid Cap Index Fund — Class I	10,807	$195.42 to $392.66	$2,568,793	1.36%	0.65% to 0.75%	6.75% to 6.86%
Federated NVIT High Income Bond Fund — Class I	124	$138.05 to $277.38	$25,225	7.29%	0.65% to 0.75%	2.36% to 2.46%
Nationwide NVIT Global Financial Services Fund — Class I	145	$208.01 to $417.96	$59,880	3.09%	0.65% to 0.75%	-1.80% to -1.70%
Nationwide NVIT Global Health Sciences Fund — Class I	735	$165.12 to $331.78	$225,208	0.06%	0.65% to 0.75%	12.31% to 12.42%
Nationwide NVIT Global Technology and Communications Fund — Class I	454	$186.59 to $374.92	$152,415	0.00%	0.65% to 0.75%	19.19% to 19.31%
Gartmore NVIT Global Utilities Fund — Class I	531	$265.80 to $534.08	$283,431	3.45%	0.65% to 0.75%	19.53% to 19.65%
Nationwide Multi-Manager NVIT Small Cap Growth Fund — Class I	1,748	$169.33 to $340.25	$327,040	0.00%	0.65% to 0.75%	8.93% to 9.04%
Nationwide NVIT U.S. Growth Leaders Fund — Class I	1,859	$198.96 to $399.79	$423,813	0.00%	0.65% to 0.75%	21.57% to 21.69%
Van Kampen NVIT Multi Sector Bond Fund — Class I	2,058	$122.58 to $246.30	$279,246	4.21%	0.65% to 0.75%	3.84% to 3.94%
Nationwide NVIT International Value Fund — Class III	6,461	$160.03	$1,029,259	1.95%	0.75%	2.16%
Gartmore NVIT Emerging Markets Fund — Class III	3,138	$304.73	$956,086	0.70%	0.75%	44.46%
Nationwide NVIT Global Financial Services Fund — Class III	86	$151.88	$13,024	2.17%	0.75%	-1.86%
Nationwide NVIT Global Health Sciences Fund — Class III	1,495	$121.98	$178,749	0.04%	0.75%	12.38%
Nationwide NVIT Global Technology and Communications Fund — Class III	1,185	$141.56	$162,309	0.00%	0.75%	19.28%
Gartmore NVIT Global Utilities Fund — Class III	667	$218.48	$145,806	2.49%	0.75%	19.49%
Federated NVIT High Income Bond Fund — Class III	324	$117.89	$38,187	7.85%	0.75%	2.39%
American Funds NVIT Asset Allocation Fund — Class II	28,505	$110.66	$3,154,362	1.94%	0.75%	5.34%
American Funds NVIT Bond Fund — Class II	21	$107.18	$2,206	10.26%	0.75%	2.21%
American Funds NVIT Global Growth Fund — Class II	1,400	$122.45	$171,442	2.66%	0.75%	13.51%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2007			For the Year Ended December 31, 2007

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

American Funds NVIT Growth Fund — Class II	3,623	$114.53	$414,918	0.68%	0.75%	11.06%
American Funds NVIT Growth — Income Fund — Class II	14	$98.43	$1,368	1.28%	0.75%	-1.57%	(a)
Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity-Income Portfolio: Initial Class	25,431	$379.86 to $683.14	$13,633,756	1.75%	0.65% to 0.75%	0.77% to 0.87%
Fidelity VIP Growth Portfolio: Initial Class	41,535	$356.27 to $695.85	$20,255,986	0.82%	0.65% to 0.75%	26.01% to 26.14%
Fidelity VIP High Income Portfolio: Initial Class	7,417	$174.89 to $353.37	$2,009,193	7.45%	0.65% to 0.75%	2.01% to 2.12%
Fidelity VIP Overseas Portfolio: Initial Class	14,645	$264.80 to $583.70	$7,291,012	3.29%	0.65% to 0.75%	16.43% to 16.55%
Fidelity VIP Overseas Portfolio: Initial Class R	26,024	$179.03	$4,644,546	3.13%	0.75%	16.47%
Fidelity VIP Equity-Income Portfolio: Service Class	2,333	$172.17	$401,588	2.08%	0.75%	0.66%
Fidelity VIP Growth Portfolio: Service Class	1,883	$179.19	$337,481	0.57%	0.75%	25.92%
Fidelity VIP Overseas Portfolio: Service Class	36	$250.64	$8,993	3.11%	0.75%	16.33%
Fidelity VIP Overseas Portfolio: Service Class R	1,162	$178.40	$207,357	3.20%	0.75%	16.34%
VIP High Income Portfolio — Initial Class R	3,044	$98.41	$299,551	9.35%	0.75%	-1.59%	(a)
Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio: Initial Class	9,266	$258.76 to $516.34	$3,478,695	6.02%	0.65% to 0.75%	14.64% to 14.75%
Fidelity VIP II Investment Grade Bond Portfolio: Initial Class	16,223	$208.91 to $419.55	$4,687,162	4.21%	0.65% to 0.75%	3.56% to 3.67%
Fidelity VIP II Contrafund Portfolio: Initial Class	47,738	$349.60 to $707.40	$22,109,339	0.86%	0.65% to 0.75%	16.71% to 16.83%
Fidelity VIP II Investment Grade Bond Portfolio: Service Class	410	$117.84	$48,297	4.08%	0.75%	3.43%
Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Mid Cap Portfolio: Service Class	15,001	$260.83 to $524.09	$4,741,068	0.70%	0.65% to 0.75%	14.62% to 14.73%
Fidelity VIP III Value Strategies Portfolio: Service Class	1,724	$207.02 to $415.97	$391,857	0.78%	0.65% to 0.75%	4.81% to 4.91%
Fidelity Variable Insurance Products Fund IV:
Fidelity VIP IV Energy Portfolio: Service Class 2	8,171	$224.99	$1,838,358	0.24%	0.75%	44.55%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2007			For the Year Ended December 31, 2007

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Fidelity VIP IV Freedom Fund 2010 Portfolio — Service Class	99	$126.34	$12,562	2.28%	0.75%	7.83%
Fidelity VIP IV Freedom Fund 2030 Portfolio — Service Class	446	$139.75	$62,315	2.15%	0.75%	10.37%
Lehman Brothers Advisers Management Trust:
Lehman Brothers AMT Short Duration Bond Portfolio — I Class	7,983	$167.47 to $332.78	$2,142,559	3.31%	0.65% to 0.75%	3.98% to 4.09%
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Partners Portfolio I Class	11,045	$161.58 to $326.30	$3,091,947	0.64%	0.65% to 0.75%	8.51% to 8.62%
Neuberger Berman AMT Fasciano Portfolio — S Class	55	$148.27 to $297.92	$11,947	0.00%	0.65% to 0.75%	-0.24% to -0.14%
Neuberger Berman AMT Mid Cap Growth Portfolio — I Class	732	$221.76 to $445.59	$168,013	0.00%	0.65% to 0.75%	21.61% to 21.73%
Neuberger Berman AMT Socially Responsive Portfolio — I Class	33,942	$176.98 to $355.62	$7,199,492	0.21%	0.65% to 0.75%	6.80% to 6.91%
Neuberger Berman AMT International Portfolio — S Class	10,889	$146.76	$1,598,075	4.23%	0.75%	2.44%
Neuberger Berman AMT Regency Portfolio — S Class	12,200	$130.68	$1,594,301	1.00%	0.75%	2.28%
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Fund: Initial Class	2,156	$202.90 to $400.86	$754,953	6.19%	0.65% to 0.75%	8.89% to 9.00%
Van Eck Worldwide Hard Assets Fund: Initial Class	2,852	$473.49 to $1,041.86	$2,685,498	0.10%	0.65% to 0.75%	44.27% to 44.41%
Van Eck Worldwide Emerging Markets Fund: Initial Class	8,823	$333.88 to $675.60	$4,892,862	0.39%	0.65% to 0.75%	36.58% to 36.72%
Van Eck Worldwide Real Estate Portfolio: Initial Class	1,969	$273.94 to $553.20	$782,914	1.09%	0.65% to 0.75%	0.13% to 0.23%
Van Eck Worldwide Bond Fund: Class R	1,874	$124.42	$233,193	5.20%	0.75%	8.99%
Van Eck Worldwide Hard Assets Fund: Class R	1,966	$335.96	$660,585	0.12%	0.75%	44.24%
Van Eck Worldwide Emerging Markets Fund: Class R	3,763	$313.44	$1,179,441	0.48%	0.75%	36.53%
Van Eck Worldwide Real Estate Portfolio: Class R	2,922	$201.61	$589,176	1.05%	0.75%	0.19%
The Alger American Fund:
Alger American Small Capitalization Portfolio: Class O Shares	31,313	$162.95 to $329.73	$7,398,584	0.00%	0.65% to 0.75%	16.36% to 16.48%
Wells Fargo Advantage Variable Trust Funds:
Wells Fargo Advantage VT Discovery Fund	16,278	$84.42 to $170.14	$1,555,322	0.00%	0.65% to 0.75%	21.41% to 21.53%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2007			For the Year Ended December 31, 2007

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Wells Fargo VT Opportunity Fund — Investor Class	6,666	$138.83 to $279.81	$977,617	0.61%	0.65% to 0.75%	5.83% to 5.94%
Dreyfus Variable Investment Fund:
Dreyfus Variable Investment Fund — Appreciation Portfolio: Initial Shares	2,675	$135.81 to $273.17	$424,780	2.13%	0.65% to 0.75%	6.33% to 6.43%
Dreyfus Variable Investment Fund — Developing Leaders Portfolio: Initial Shares	591	$135.44 to $272.14	$92,979	0.84%	0.65% to 0.75%	-11.73% to -11.64%
Dreyfus Investment Portfolios:
Dreyfus Investment Portfolios — Small Cap Stock Index Portfolio: Service Shares	5,485	$192.37 to $389.80	$1,125,206	0.35%	0.65% to 0.75%	-1.40% to -1.30%
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund, Inc.: Initial Shares	3,759	$166.65 to $334.86	$642,574	1.76%	0.65% to 0.75%	4.46% to 4.57%
American Century Variable Portfolios, Inc.:
American Century VP International Fund: Class I	978	$186.91 to $375.94	$343,507	0.66%	0.65% to 0.75%	17.17% to 17.29%
American Century VP Ultra Fund: Class I	2,945	$128.61 to $258.69	$412,160	0.00%	0.65% to 0.75%	20.11% to 20.23%
American Century VP Value Fund: Class I	32,191	$146.68 to $295.03	$5,990,655	0.53%	0.65% to 0.75%	-5.85% to -5.76%
American Century VP Income and Growth Fund: Class I	818	$163.22 to $335.24	$137,606	1.65%	0.65% to 0.75%	-0.82% to -0.72%
American Century VP International Fund: Class III	3,106	$184.76	$573,796	0.67%	0.75%	17.17%
American Century VP Mid Cap Value Fund: Class I	163	$130.43	$21,310	0.89%	0.75%	-3.04%
American Century VP Vista Fund: Class I	716	$171.21	$122,644	0.00%	0.75%	38.72%
American Century Variable Portfolios II, Inc.:
American Century VP Inflation Protection Fund: Class II	1,130	$119.15 to $239.41	$160,063	4.41%	0.65% to 0.75%	8.67% to 8.78%
Janus Aspen Series:
Janus Aspen Series — Forty Portfolio — Service Shares	3,218	$201.27 to $404.82	$811,056	0.21%	0.65% to 0.75%	35.61% to 35.74%
Janus Aspen Series — International Growth Portfolio: Service Shares	3,208	$295.98 to $595.33	$1,873,495	0.46%	0.65% to 0.75%	27.06% to 27.18%
Janus Aspen Series — Global Technology Portfolio: Service Shares	117	$147.78 to $297.24	$26,634	0.31%	0.65% to 0.75%	20.78% to 20.91%
Janus Aspen Series — Balanced Portfolio: Service Shares	739	$151.22 to $303.86	$161,081	2.47%	0.65% to 0.75%	9.46% to 9.57%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2007			For the Year Ended December 31, 2007

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Janus Aspen Series — INTECH Risk-Managed Core Portfolio: Service Shares	95	$181.94 to $365.59	$19,254	0.49%	0.65% to 0.75%	5.34% to 5.44%
Janus Aspen Series — International Growth Portfolio: Service II Shares	10,179	$277.43	$2,823,884	0.44%	0.75%	27.11%
Janus Aspen Series — Global Technology Portfolio: Service II Shares	45	$150.67	$6,838	0.39%	0.75%	20.84%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/ VA: Non-Service Shares	7,280	$139.60 to $280.78	$1,216,975	0.30%	0.65% to 0.75%	13.29% to 13.41%
Oppenheimer Global Securities Fund/ VA: Non-Service Shares	1,812	$182.64 to $367.36	$583,823	1.40%	0.65% to 0.75%	5.52% to 5.63%
Oppenheimer Main Street Fund/ VA: Non- Service Shares	4,828	$138.85 to $279.27	$820,611	1.30%	0.65% to 0.75%	3.64% to 3.74%
Oppenheimer High Income Fund/ VA: Non- Service Shares	850	$131.58 to $264.40	$131,027	6.94%	0.65% to 0.75%	-0.85% to -0.75%
Oppenheimer Main Street Small Cap Fund/ VA: Non-Service Shares	11,778	$199.73 to $401.32	$2,808,481	0.31%	0.65% to 0.75%	-1.95% to -1.85%
Oppenheimer Global Securities Fund/ VA: Class 3	8,061	$162.32	$1,308,423	0.96%	0.75%	5.54%
Oppenheimer High Income Fund/ VA: Class 3	4,427	$96.13 to $192.38	$434,159	0.00%	0.65% to 0.75%	-3.87% to -3.81%	(a)
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund: Series I Shares	983	$170.35 to $342.29	$194,340	0.63%	0.65% to 0.75%	0.78% to 0.88%
AIM V.I. Capital Appreciation Fund: Series I Shares	1,064	$165.36 to $332.27	$180,828	0.00%	0.65% to 0.75%	11.17% to 11.28%
AIM V.I. Capital Development Fund: Series I Shares	1,180	$205.39 to $412.70	$272,530	0.00%	0.65% to 0.75%	10.01% to 10.12%
Federated Insurance Series:
Federated Quality Bond Fund II: Primary Shares	1,030	$117.15 to $227.57	$133,130	4.24%	0.65% to 0.75%	4.59% to 4.70%
Federated American Leaders Fund II: Primary Shares	16	$148.00 to $297.39	$2,302	0.61%	0.65% to 0.75%	-10.34% to -10.25%
Federated Capital Appreciation Fund II: Primary Shares	212	$162.66 to $326.85	$48,623	0.86%	0.65% to 0.75%	9.05% to 9.16%
Franklin Templeton Variable Insurance Products Trust:
Franklin Templeton VIP Franklin Small Cap Value Securities Fund: Class 1	15,121	$200.25 to $402.37	$3,618,504	0.86%	0.65% to 0.75%	-2.87% to -2.77%
Franklin Templeton VIP Franklin Rising Dividends Securities Fund: Class 1	4,655	$157.07 to $315.61	$858,006	2.57%	0.65% to 0.75%	-3.15% to -3.05%
Franklin Templeton VIP Templeton Foreign Securities Fund: Class 1	962	$237.10 to $476.42	$374,511	2.56%	0.65% to 0.75%	14.92% to 15.03%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2007			For the Year Ended December 31, 2007

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Franklin Templeton VIP Templeton Developing Markets Securities Fund — Class 3	6,159	$207.02	$1,275,110	0.97%	0.75%	27.73%
Franklin Templeton VIP Templeton Global Income Securities Fund — Class 3	6,131	$121.35	$744,024	4.35%	0.75%	10.20%
AllianceBernstein Variable Products Series Fund Inc:
AllianceBernstein Growth and Income Portfolio: Class A	2,537	$173.13 to $347.88	$586,571	1.52%	0.65% to 0.75%	4.33% to 4.43%
AllianceBernstein Small/Mid Cap Value Portfolio: Class A	2,867	$197.74 to $397.33	$1,005,414	0.49%	0.65% to 0.75%	0.94% to 1.04%
MFS Variable Insurance Trust:
MFS Investors Growth Stock Series: Initial Class	770	$153.05 to $307.54	$124,112	0.32%	0.65% to 0.75%	10.52% to 10.63%
MFS Value Series: Initial Class	3,744	$191.31 to $384.41	$769,173	0.61%	0.65% to 0.75%	7.10% to 7.20%
Putnam Variable Trust:
Putnam VT Growth & Income Fund: Class IB	733	$152.78 to $306.99	$112,056	1.16%	0.65% to 0.75%	-6.74% to -6.65%
Putnam VT International Equity Fund: Class IB	324	$222.99 to $448.07	$100,136	2.71%	0.65% to 0.75%	7.55% to 7.66%
Putnam VT Voyager Fund: Class IB	635	$141.37 to $284.06	$90,102	0.00%	0.65% to 0.75%	4.73% to 4.83%
Vanguard Variable Insurance Fund:
Vanguard Equity Income Portfolio	1,453	$169.95	$246,918	2.27%	0.95%	3.54%
Vanguard Total Bond Market Index Portfolio	1,084	$119.06	$129,059	3.52%	0.95%	5.97%
Vanguard High Yield Bond Portfolio	723	$135.08	$97,630	5.99%	0.95%	0.98%
Vanguard Mid Cap Index Portfolio	1,999	$205.14	$410,082	1.12%	0.95%	5.13%
Van Kampen — The Universal Institutional Funds, Inc.:
Van Kampen Core Plus Fixed Income Portfolio: Class I	911	$117.57 to $236.24	$116,348	2.95%	0.65% to 0.75%	4.66% to 4.77%
Van Kampen Emerging Markets Debt Portfolio: Class I	275	$160.74 to $322.98	$47,007	7.11%	0.65% to 0.75%	5.73% to 5.84%
Van Kampen U.S. Real Estate Portfolio: Class I	15,827	$228.00 to $458.12	$4,330,186	0.98%	0.65% to 0.75%	-17.69% to -17.61%
T Rowe Price:
T Rowe Price Blue Chip Growth Portfolio — Class II	4,816	$136.40	$656,911	0.10%	0.75%	11.64%
T Rowe Price Equity Income Portfolio — Class II	3,169	$127.45	$403,885	1.56%	0.75%	2.26%
T Rowe Price Limited Term Bond Portfolio — Class II	553	$108.66	$60,055	3.74%	0.75%	4.43%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund — Class IV	7,142	$322.53 to $515.95	$3,267,740	1.08%	0.65% to 0.75%	12.78% to 12.89%
Gartmore GVIT Money Market Fund — Class IV	24,011	$159.84 to $290.66	$4,568,205	4.57%	0.65% to 0.75%	3.89% to 3.99%
Gartmore GVIT Government Bond Fund — Class IV	5,887	$225.30 to $376.57	$1,955,935	4.16%	0.65% to 0.75%	2.57% to 2.67%
JP Morgan GVIT Balanced Fund Class IV	3,990	$296.10 to $467.52	$1,503,783	2.36%	0.65% to 0.75%	11.46% to 11.58%
Gartmore GVIT Mid Cap Growth Fund — Class IV	13,529	$480.32 to $758.44	$8,082,645	0.00%	0.65% to 0.75%	9.11% to 9.22%
Gartmore GVIT International Value Fund — Class IV	8,882	$377.04 to $652.74	$5,218,436	2.06%	0.65% to 0.75%	21.82% to 21.95%
Gartmore GVIT Growth Fund Class IV	22,025	$101.73 to $205.23	$2,950,511	0.06%	0.65% to 0.75%	5.38% to 5.48%
Van Kampen GVIT Comstock Value Fund — Class IV	40,997	$151.96 to $306.56	$7,454,172	1.75%	0.65% to 0.75%	15.07% to 15.19%
Gartmore GVIT Small Company Fund — Class IV	14,331	$161.74 to $326.29	$2,686,379	0.12%	0.65% to 0.75%	11.21% to 11.32%
Gartmore GVIT Small Cap Value Fund — Class IV	15,167	$175.30 to $353.65	$3,258,362	0.45%	0.65% to 0.75%	16.53% to 16.65%
Gartmore GVIT S&P 500 Index Fund — Class IV	58,531	$351.21 to $661.55	$28,123,907	1.65%	0.65% to 0.75%	14.46% to 14.58%
Gartmore GVIT Government Bond Fund — Class I	78	$110.64	$8,629	4.15%	0.75%	2.57%
Gartmore GVIT Investor Destinations Aggressive Fund — Class II	2,757	$177.78 to $359.82	$490,951	2.12%	0.65% to 0.75%	16.00% to 16.11%
Gartmore GVIT Investor Destinations Conservative Fund — Class II	473	$119.61 to $237.87	$56,901	2.99%	0.65% to 0.75%	5.37% to 5.48%
Gartmore GVIT Investor Destinations Moderate Fund — Class II	5,262	$146.46 to $293.63	$845,785	2.65%	0.65% to 0.75%	10.52% to 10.63%
Gartmore GVIT Investor Destinations Moderately Aggressive Fund — Class II	7,155	$164.16 to $331.22	$1,452,714	2.30%	0.65% to 0.75%	13.69% to 13.80%
Gartmore GVIT Investor Destinations Moderately Conservative Fund — Class II	227	$132.30 to $263.93	$33,680	2.78%	0.65% to 0.75%	7.61% to 7.72%
Gartmore GVIT Emerging Markets Fund — Class I	1,101	$343.40 to $689.33	$656,308	0.68%	0.65% to 0.75%	35.70% to 35.84%
Gartmore GVIT Mid Cap Index Fund — Class I	2,566	$183.06 to $367.46	$649,064	1.14%	0.65% to 0.75%	9.07% to 9.18%
Federated GVIT High Income Bond Fund — Class I	141	$134.86 to $270.72	$26,664	7.25%	0.65% to 0.75%	9.78% to 9.89%
Gartmore GVIT Global Financial Services Fund — Class I	174	$211.81 to $425.18	$73,211	1.87%	0.65% to 0.75%	19.42% to 19.54%
Gartmore GVIT Global Health Sciences Fund — Class I	2,404	$147.02 to $295.11	$690,825	0.00%	0.65% to 0.75%	1.94% to 2.04%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore GVIT Global Technology and Communications Fund — Class I	2,157	$156.54 to $314.24	$660,835	0.00%	0.65% to 0.75%	10.34% to 10.45%
Gartmore GVIT Global Utilities Fund — Class I	225	$222.37 to $446.37	$100,394	3.10%	0.65% to 0.75%	36.54% to 36.67%
Gartmore GVIT Small Cap Growth Fund — Class I	1,681	$155.46 to $312.06	$290,346	0.00%	0.65% to 0.75%	2.44% to 2.54%
Gartmore GVIT U.S. Growth Leaders Fund — Class I	1,938	$163.67 to $328.53	$368,280	0.29%	0.65% to 0.75%	-1.03% to -0.93%
Van Kampen GVIT Multi Sector Bond Fund — Class I	1,541	$118.05 to $236.96	$189,096	5.90%	0.65% to 0.75%	4.06% to 4.16%
Gartmore GVIT International Value Fund — Class III	23,667	$156.65	$3,704,183	2.05%	0.75%	21.83%
Gartmore GVIT Emerging Markets Fund — Class III	2,693	$210.95	$568,153	0.68%	0.75%	35.63%
Gartmore GVIT Global Financial Services Fund — Class III	215	$154.77	$33,314	1.85%	0.75%	19.44%
Gartmore GVIT Global Health Sciences Fund — Class III	11,374	$108.55	$1,234,613	0.00%	0.75%	1.94%
Gartmore GVIT Global Technology and Communications Fund — Class III	10,511	$118.68	$1,248,056	0.00%	0.75%	10.25%
Gartmore GVIT Global Utilities Fund — Class III	796	$182.85	$145,584	3.03%	0.75%	36.57%
Federated GVIT High Income Bond Fund — Class III	195	$115.14	$22,443	7.13%	0.75%	9.77%
American Funds GVIT Growth Fund — Class II	25	$103.13	$2,550	0.51%	0.75%	3.13%	(a)
Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity-Income Portfolio: Initial Class	27,458	$376.97 to $677.26	$14,733,521	3.31%	0.65% to 0.75%	19.30% to 19.42%
Fidelity VIP Growth Portfolio: Initial Class	45,655	$282.73 to $551.66	$17,629,021	0.40%	0.65% to 0.75%	6.05% to 6.16%
Fidelity VIP High Income Portfolio: Initial Class	10,507	$171.43 to $346.05	$2,658,117	7.73%	0.65% to 0.75%	10.41% to 10.52%
Fidelity VIP Overseas Portfolio: Initial Class	15,866	$227.43 to $500.82	$6,733,774	0.86%	0.65% to 0.75%	17.20% to 17.32%
Fidelity VIP Overseas Portfolio: Initial Class R	32,713	$153.71	$5,024,770	0.77%	0.75%	17.14%
Fidelity VIP Equity-Income Portfolio: Service Class	1,568	$171.05	$268,128	3.15%	0.75%	19.18%
Fidelity VIP Growth Portfolio: Service Class	1,662	$142.31	$236,452	0.25%	0.75%	5.94%
Fidelity VIP Overseas Portfolio: Service Class	39	$215.46	$8,323	0.79%	0.75%	17.07%
Fidelity VIP Overseas Portfolio: Service Class R	869	$153.34	$133,225	0.66%	0.75%	17.07%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio: Initial Class	10,417	$225.72 to $449.97	$3,411,427	2.89%	0.65% to 0.75%	6.52% to 6.62%
Fidelity VIP II Investment Grade Bond Portfolio: Initial Class	16,474	$201.72 to $404.70	$4,650,466	3.88%	0.65% to 0.75%	3.57% to 3.67%
Fidelity VIP II Contrafund Portfolio: Initial Class	57,712	$299.55 to $605.52	$22,722,786	1.28%	0.65% to 0.75%	10.88% to 10.99%
Fidelity VIP II Investment Grade Bond Portfolio: Service Class	400	$113.94	$45,536	4.89%	0.75%	3.52%
Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Mid Cap Portfolio: Service Class	15,984	$227.56 to $456.79	$4,384,360	0.25%	0.65% to 0.75%	11.75% to 11.86%
Fidelity VIP III Value Strategies Portfolio: Service Class	1,595	$197.52 to $396.50	$349,569	0.46%	0.65% to 0.75%	15.33% to 15.45%
Fidelity Variable Insurance Products Fund IV:
Fidelity VIP IV Energy Portfolio: Service Class 2	562	$155.65	$87,496	0.79%	0.75%	15.75%
Fidelity VIP IV Freedom Fund 2010 Portfolio — Service Class	112	$117.16	$13,166	1.63%	0.75%	8.96%
Fidelity VIP IV Freedom Fund 2030 Portfolio — Service Class	419	$126.61	$53,055	1.44%	0.75%	12.31%
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond Portfolio — I Class	7,552	$161.05 to $319.71	$1,838,172	3.08%	0.65% to 0.75%	3.43% to 3.53%
Neuberger Berman AMT Partners Portfolio Class I	11,083	$148.90 to $300.39	$2,911,169	0.71%	0.65% to 0.75%	11.40% to 11.52%
Neuberger Berman AMT Fasciano Portfolio — S Class	51	$148.63 to $298.34	$11,124	0.00%	0.65% to 0.75%	4.47% to 4.57%
Neuberger Berman AMT Mid Cap Growth Portfolio — I Class	346	$182.35 to $366.04	$65,526	0.00%	0.65% to 0.75%	13.84% to 13.95%
Neuberger Berman AMT Socially Responsive Portfolio — I Class	542	$165.70 to $332.62	$104,528	0.18%	0.65% to 0.75%	12.86% to 12.97%
Neuberger Berman AMT International Portfolio — S Class	244	$143.27	$34,948	.40%	0.75%	22.53%
Neuberger Berman AMT Regency Portfolio — S Class	134	$127.77	$17,108	0.61%	0.75%	10.11%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Fund — Initial Class	2,422	$186.34 to $367.77	$756,013	8.50%	0.65% to 0.75%	5.69% to 5.79%
Van Eck Worldwide Hard Assets Fund — Initial Class	2,166	$328.21 to $721.46	$1,352,397	0.06%	0.65% to 0.75%	23.56% to 23.69%
Van Eck Worldwide Emerging Markets Fund — Initial Class	9,009	$244.46 to $494.15	$3,589,688	0.61%	0.65% to 0.75%	38.45% to 38.59%
Van Eck Worldwide Real Estate Fund — Initial Class	2,378	$273.58 to $551.91	$936,848	1.51%	0.65% to 0.75%	29.94% to 30.07%
Van Eck Worldwide Bond Fund — Class R1	1,429	$114.15	$163,083	7.57%	0.75%	5.60%
Van Eck Worldwide Hard Assets Fund — Class R1	2,298	$232.92	$535,276	0.05%	0.75%	23.61%
Van Eck Worldwide Emerging Markets Fund — Class R1	5,510	$229.57	$1,265,022	0.44%	0.75%	38.49%
Van Eck Worldwide Real Estate Fund — Class R1	3,007	$201.22	$605,161	1.20%	0.75%	29.83%
The Alger American Fund:
Alger American Small Capitalization Portfolio: Class O Shares	33,842	$140.04 to $283.08	$6,881,824	0.00%	0.65% to 0.75%	19.12% to 19.24%
Wells Fargo Advantage Variable Trust Funds:
Wells Fargo Advantage VT Discovery Fund	18,684	$69.54 to $140.00	$1,461,783	0.00%	0.65% to 0.75%	13.79% to 13.90%
Wells Fargo VT Opportunity Fund	7,014	$131.18 to $264.12	$985,182	0.00%	0.65% to 0.75%	11.38% to 11.49%
Dreyfus Variable Investment Fund:
Dreyfus Appreciation Portfolio: Initial Shares	13,607	$127.73 to $256.65	$2,087,567	1.47%	0.65% to 0.75%	15.61% to 15.72%
Dreyfus Developing Leaders Portfolio: Initial Shares	774	$153.43 to $307.98	$154,884	0.38%	0.65% to 0.75%	3.00% to 3.10%
Dreyfus Investment Portfolios:
Dreyfus Small Cap Stock Index Portfolio: Service Shares	4,458	$195.10 to $394.94	$943,033	0.36%	0.65% to 0.75%	13.56% to 13.67%
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund: Initial Shares	3,014	$159.53 to $320.23	$490,740	1.68%	0.65% to 0.75%	14.64% to 14.75%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

American Century Variable Portfolios, Inc.:
American Century VP International Fund: Class I	1,065	$159.52 to $320.53	$314,318	1.55%	0.65% to 0.75%	24.09% to 24.22%
American Century VP Ultra Fund: Class I	2,760	$107.08 to $215.16	$310,559	0.00%	0.65% to 0.75%	-4.00% to -3.90%
American Century VP Value Fund: Class I	4,504	$155.79 to $313.05	$880,026	1.24%	0.65% to 0.75%	17.77% to 17.89%
American Century VP Income and Growth Fund: Class I	695	$164.56 to $337.67	$115,215	1.80%	0.65% to 0.75%	16.21% to 16.33%
American Century VP International Fund: Class III	3,366	$157.68	$530,790	1.28%	0.75%	24.09%
American Century VP Mid Cap Value Fund: Class I	79	$134.52	$10,595	0.78%	0.75%	19.40%
American Century VP Vista Fund: Class I	104	$123.42	$12,887	0.00%	0.75%	8.20%
American Century Variable Portfolios II, Inc.:
American Century VP Inflation Protection Fund: Class II	1,016	$109.64 to $220.09	$134,042	3.76%	0.65% to 0.75%	0.83% to 0.93%
Janus Aspen Series:
Janus Aspen Series — Forty Portfolio: Service Shares	2,187	$148.42 to $298.22	$379,466	0.14%	0.65% to 0.75%	8.30% to 8.41%
Janus Aspen Series — International Growth Portfolio: Service Shares	1,095	$232.95 to $468.08	$471,233	1.64%	0.65% to 0.75%	45.54% to 45.68%
Janus Aspen Series — Global Technology Portfolio: Service Shares	138	$122.35 to $245.84	$26,629	0.00%	0.65% to 0.75%	7.02% to 7.13%
Janus Aspen Series — Balanced Portfolio: Service Shares	457	$138.15 to $277.32	$76,979	1.94%	0.65% to 0.75%	9.59% to 9.70%
Janus Aspen Series — Risk Managed Core Portfolio: Service Shares	83	$172.73 to $346.72	$16,195	0.12%	0.65% to 0.75%	9.94% to 10.05%
Janus Aspen Series — International Growth Portfolio: Service II Shares	2,081	$218.26	$455,415	2.35%	0.75%	45.60%
Janus Aspen Series — Global Technology Portfolio: Service II Shares	30	$124.68	$3,787	0.00%	0.75%	7.14%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/ VA: Non-Service Shares	33,611	$123.22 to $247.59	$5,012,164	0.35%	0.65% to 0.75%	7.14% to 7.25%
Oppenheimer Global Securities Fund/ VA: Non-Service Shares	2,393	$173.09 to $347.79	$711,245	0.99%	0.65% to 0.75%	16.81% to 16.93%
Oppenheimer Main Street Fund/ VA: Non- Service Shares	18,462	$133.97 to $269.19	$2,964,900	1.07%	0.65% to 0.75%	14.17% to 14.28%
Oppenheimer High Income Fund/ VA: Non- Service Shares	1,529	$132.71 to $266.40	$224,258	7.24%	0.65% to 0.75%	8.61% to 8.72%
Oppenheimer Main Street Small Cap Fund/ VA: Non-Service Shares	10,018	$203.70 to $408.90	$2,414,910	0.14%	0.65% to 0.75%	14.14% to 14.25%
Oppenheimer Global Securities Fund/ VA: Class 3	4,769	$153.80	$733,420	0.95%	0.75%	16.81%
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund Series I Shares	939	$169.03 to $339.30	$179,483	0.41%	0.65% to 0.75%	12.36% to 12.47%
AIM V.I. Capital Appreciation Fund Series I Shares	1,150	$148.75 to $298.58	$175,039	0.06%	0.65% to 0.75%	5.51% to 5.61%
AIM V.I. Capital Development Fund Series I Shares	1,310	$186.70 to $374.76	$270,763	0.00%	0.65% to 0.75%	15.65% to 15.77%
Federated Insurance Series:
Federated Quality Bond Fund II: Primary Shares	775	$112.01 to $217.36	$98,822	4.72%	0.65% to 0.75%	3.38% to 3.48%
Federated American Leaders Fund II: Primary Shares	72	$165.08 to $331.36	$21,538	0.72%	0.65% to 0.75%	15.94% to 16.05%
Federated Capital Appreciation Fund II: Primary Shares	287	$149.16 to $299.41	$57,330	0.58%	0.65% to 0.75%	15.35% to 15.46%
Franklin Templeton Variable Insurance Products Trust:
Franklin Templeton VIP Franklin Small Cap Value Securities Fund — Class I	15,239	$206.17 to $413.85	$3,790,590	0.82%	0.65% to 0.75%	16.43% to 16.55%
Franklin Templeton VIP Franklin Rising Dividends Securities Fund — Class I	5,190	$162.18 to $325.54	$1,058,959	1.19%	0.65% to 0.75%	16.55% to 16.67%
Franklin Templeton VIP Templeton Foreign Securities Fund — Class 1	1,519	$206.32 to $414.16	$475,009	1.33%	0.65% to 0.75%	20.79% to 20.91%
Franklin Templeton VIP Templeton Developing Markets Securities Fund — Class 3	1,227	$162.08	$198,900	1.47%	0.75%	27.21%
Franklin Templeton VIP Templeton Global Income Securities Fund — Class 3	130	$110.12	$14,327	3.75%	0.75%	12.00%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

AllianceBernstein Variable Products Series Fund Inc:
AllianceBernstein Growth and Income Portfolio: Class A	3,278	$165.95 to $333.11	$725,855	1.35%	0.65% to 0.75%	16.41% to 16.53%
AllianceBernstein Small / Mid Cap Value Portfolio: Class A	951	$195.90 to $393.23	$249,330	0.38%	0.65% to 0.75%	13.57% to 13.68%
MFS Variable Insurance Trust:
MFS Investors Growth Stock Series — Initial Class	669	$138.48 to $277.98	$98,501	0.00%	0.65% to 0.75%	6.77% to 6.88%
MFS Value Series: Initial Class	1,783	$178.63 to $358.57	$371,961	0.99%	0.65% to 0.75%	19.94% to 20.06%
Putnam Variable Trust:
Putnam VT Growth & Income Fund — IB Class	584	$163.83 to $328.86	$95,672	1.41%	0.65% to 0.75%	15.05% to 15.16%
Putnam VT International Equity Fund — IB Class	324	$207.33 to $416.19	$92,358	0.60%	0.65% to 0.75%	26.77% to 26.89%
Putnam VT Voyager Fund — IB Class	501	$134.99 to $270.96	$67,929	0.13%	0.65% to 0.75%	4.65% to 4.75%
Vanguard Variable Insurance Fund:
Vanguard Equity Income Portfolio	1,193	$164.14	$195,777	2.00%	0.95%	19.56%
Vanguard Total Bond Market Index Portfolio	745	$112.35	$83,695	2.30%	0.95%	3.32%
Vanguard High Yield Bond Portfolio	514	$133.76	$68,706	7.00%	0.95%	7.25%
Vanguard Mid Cap Index Portfolio	1,480	$195.12	$288,818	0.83%	0.95%	12.68%
Van Kampen — The Universal Institutional Funds, Inc.:
Van Kampen Core Plus Fixed Income Portfolio: Class I	677	$112.33 to $225.49	$85,044	4.26%	0.65% to 0.75%	2.96% to 3.06%
Van Kampen Emerging Markets Debt Portfolio: Class I	304	$152.02 to $305.16	$50,945	6.29%	0.65% to 0.75%	9.98% to 10.09%
Van Kampen U.S. Real Estate Portfolio: Class I	10,173	$277.01 to $556.05	$3,456,488	1.07%	0.65% to 0.75%	37.02% to 37.15%
T Rowe Price:
T Rowe Price Blue Chip Growth Portfolio — Class II	3,918	$122.17	$478,725	0.47%	0.75%	8.51%
T Rowe Price Equity Income Portfolio — Class II	390	$124.64	$61,694	1.44%	0.75%	17.76%
T Rowe Price Limited Term Bond Portfolio — Class II	41	$104.05	$4,237	3.72%	0.75%	3.25%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund Class IV	7,530	$285.97 to $457.02	$3,069,583	0.90%	0.65% to 0.75%	6.64% to 6.75%
Gartmore GVIT Money Market Fund Class IV	26,407	$153.86 to $279.5	$4,860,632	2.77%	0.65% to 0.75%	2.05% to 2.16%
Gartmore GVIT Government Bond Fund Class IV	5,862	$219.66 to $366.78	$1,879,861	3.68%	0.65% to 0.75%	2.41% to 2.51%
JP Morgan GVIT Balanced Fund Class IV	4,198	$265.64 to $419.02	$1,423,164	2.04%	0.65% to 0.75%	1.86% to 1.96%
Gartmore GVIT Mid Cap Growth Fund Class IV	13,237	$440.2 to $694.39	$7,329,033	0.00%	0.65% to 0.75%	9% to 9.11%
Dreyfus GVIT International Value Fund Class IV	9,566	$309.5 to $535.27	$4,606,016	1.24%	0.65% to 0.75%	11.14% to 11.25%
Gartmore GVIT Growth Fund Class IV	22,153	$96.54 to $194.56	$2,828,625	0.08%	0.65% to 0.75%	5.71% to 5.81%
Van Kampen GVIT Comstock Value — Class IV	40,145	$132.05 to $266.14	$6,409,463	1.64%	0.65% to 0.75%	3.58% to 3.68%
Gartmore GVIT Small Company Fund Class IV	14,605	$145.44 to $293.12	$2,494,300	0.00%	0.65% to 0.75%	11.48% to 11.59%
Gartmore GVIT Small Cap Value Fund Class IV	17,627	$150.43 to $303.18	$3,228,450	0.06%	0.65% to 0.75%	2.3% to 2.4%
Gartmore GVIT Equity 500 Index Fund Class IV	62,131	$306.83 to $577.39	$26,185,422	1.60%	0.65% to 0.75%	3.97% to 4.07%
Gartmore GVIT Government Bond Fund Class I	79	$107.86	$8,375	3.85%	0.75%	2.49%
Gartmore GVIT Investor Destinations Aggressive Fund Class II	2,160	$153.26 to $309.89	$331,302	2.72%	0.65% to 0.75%	7.13% to 7.23%
Gartmore GVIT Investor Destinations Conservative Fund Class II	450	$113.51 to $225.52	$51,585	2.99%	0.65% to 0.75%	2.54% to 2.64%
Gartmore GVIT Investor Destinations Moderate Fund Class II	1,452	$132.51 to $265.41	$192,477	2.40%	0.65% to 0.75%	4.56% to 4.66%
Gartmore GVIT Investor Destinations Moderately Aggressive Fund Class II	4,139	$144.4 to $291.05	$817,122	2.58%	0.65% to 0.75%	6.27% to 6.38%
Gartmore GVIT Investor Destinations Moderately Conservative Fund Class II	220	$122.94 to $245.01	$30,577	2.78%	0.65% to 0.75%	3.71% to 3.81%
Gartmore GVIT Emerging Markets Fund Class I	1,051	$253.06 to $507.47	$425,433	0.57%	0.65% to 0.75%	31.65% to 31.78%
Dreyfus GVIT Mid Cap Index Fund Class I	2,279	$167.83 to $336.56	$537,309	1.03%	0.65% to 0.75%	11.26% to 11.37%
Federated GVIT High Income Bond Fund Class I	199	$122.85 to $246.36	$31,302	7.58%	0.65% to 0.75%	1.62% to 1.72%
Gartmore GVIT Global Financial Services Fund Class I	401	$177.36 to $355.67	$107,172	2.09%	0.65% to 0.75%	10.32% to 10.43%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore GVIT Global Health Sciences Fund Class I	2,250	$144.22 to $289.2	$600,315	0.00%	0.65% to 0.75%	7.63% to 7.74%
Gartmore GVIT Global Technology and Communications Fund Class I	2,481	$141.87 to $284.51	$663,640	0.00%	0.65% to 0.75%	-1.26% to -1.16%
Gartmore GVIT Global Utilities Fund Class I	173	$162.86 to $326.59	$56,495	2.17%	0.65% to 0.75%	5.6% to 5.7%
Gartmore GVIT Small Cap Growth Fund Class I	821	$151.76 to $304.33	$148,387	0.00%	0.65% to 0.75%	7.29% to 7.39%
Gartmore GVIT U.S. Growth Leaders Fund Class I	1,632	$165.37 to $331.63	$311,549	0.00%	0.65% to 0.75%	11.13% to 11.24%
Van Kampen GVIT Multi Sector Bond Fund Class I	389	$113.44 to $227.49	$47,425	3.96%	0.65% to 0.75%	1.42% to 1.52%
Dreyfus GVIT International Value Fund Class III	22,351	$128.58	$2,873,858	1.36%	0.75%	11.22%
Gartmore GVIT Emerging Markets Fund Class III	1,752	$155.54	$272,423	0.58%	0.75%	31.67%
Gartmore GVIT Global Financial Services Fund Class III	87	$129.58	$11,196	1.83%	0.75%	10.34%
Gartmore GVIT Global Health Sciences Fund Class III	9,730	$106.49	$1,036,140	0.00%	0.75%	7.62%
Gartmore GVIT Global Technology and Communications Fund Class III	9,357	$107.64	$1,007,178	0.00%	0.75%	-1.25%
Gartmore GVIT Global Utilities Fund Class III	442	$133.89	$59,139	2.34%	0.75%	5.69%
Federated GVIT High Income Bond — Class III	204	$104.89	$21,337	5.66%	0.75%	4.89%	(a)
Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity-Income Portfolio Initial Class	29,025	$315.99 to $567.14	$13,114,075	1.63%	0.65% to 0.75%	5.08% to 5.18%
Fidelity VIP Growth Portfolio Initial Class	50,609	$266.59 to $519.65	$18,483,809	0.50%	0.65% to 0.75%	5.01% to 5.12%
Fidelity VIP High Income Portfolio Initial Class	10,954	$155.27 to $313.11	$2,485,703	14.76%	0.65% to 0.75%	1.94% to 2.04%
Fidelity VIP Overseas Portfolio Initial Class	17,530	$194.06 to $426.9	$6,238,309	0.67%	0.65% to 0.75%	18.16% to 18.28%
Fidelity VIP Overseas Portfolio Initial Class R	26,649	$131.22	$3,496,903	0.64%	0.75%	18.23%
Fidelity VIP Investment Grade Bond Portfolio Service Class	590	$110.06	$65,115	2.54%	0.75%	1.32%
Fidelity VIP Equity-Income Portfolio Service Class	1,318	$143.51	$189,352	1.23%	0.75%	4.97%
Fidelity VIP Growth Portfolio Service Class	1,357	$134.34	$182,351	0.31%	0.75%	4.89%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Fidelity VIP Overseas Portfolio Service Class	43	$184.05	$7,905	0.69%	0.75%	18.09%
Fidelity VIP Overseas Portfolio Service Class R	603	$130.98	$78,898	0.32%	0.75%	18.04%
Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio Initial Class	14,785	$211.91 to $422.01	$4,182,172	2.71%	0.65% to 0.75%	3.27% to 3.37%
Fidelity VIP II Investment Grade Bond Portfolio Initial Class	16,481	$194.77 to $390.36	$4,504,525	3.61%	0.65% to 0.75%	1.43% to 1.53%
Fidelity VIP II Contrafund Portfolio Initial Class	56,324	$270.14 to $545.53	$20,309,245	0.28%	0.65% to 0.75%	16.07% to 16.18%
Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Mid Cap Portfolio Service Class	14,415	$203.63 to $408.34	$3,597,472	0.00%	0.65% to 0.75%	17.32% to 17.44%
Fidelity VIP III Value Strategies Portfolio Service Class	1,427	$171.27 to $343.45	$271,607	0.00%	0.65% to 0.75%	1.79% to 1.89%
Fidelity Variable Insurance Products Fund IV:
Fidelity VIP Natural Resources Portfolio — Service Class 2	241	$134.47	$32,424	0.92%	0.75%	34.47%	(a)
Fidelity VIP Freedom Fund 2010 Portfolio — Service Class	125	$107.52	$13,342	0.71%	0.75%	7.52%	(a)
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond Portfolio Class I	8,185	$155.71 to $308.81	$1,929,740	2.87%	0.65% to 0.75%	0.69% to 0.79%
Neuberger Berman AMT Partners Portfolio	12,075	$133.66 to $269.37	$2,827,702	0.97%	0.65% to 0.75%	17.17% to 17.28%
Neuberger Berman AMT Fasciano Portfolio Class S	49	$142.27 to $285.3	$10,336	0.00%	0.65% to 0.75%	2.13% to 2.23%
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	223	$160.18 to $321.22	$39,499	0.00%	0.65% to 0.75%	12.89% to 13.01%
Neuberger Berman AMT Socially Responsive Portfolio	373	$146.83 to $294.44	$56,350	0.00%	0.65% to 0.75%	6.06% to 6.17%
Neuberger Berman AMT International Portfolio — Class S	50	$116.92	$6,010	0.31%	0.75%	16.92%	(a)
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Fund Initial Class	2,831	$176.31 to $347.64	$792,570	7.24%	0.65% to 0.75%	-3.75% to -3.66%
Van Eck Worldwide Hard Assets Fund Initial Class	2,137	$265.62 to $583.29	$1,063,982	0.29%	0.65% to 0.75%	50.54% to 50.69%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Van Eck Worldwide Emerging Markets Fund Initial Class	9,806	$176.56 to $356.56	$2,762,021	0.79%	0.65% to 0.75%	31.01% to 31.14%
Van Eck Worldwide Real Estate Fund Initial Class	2,628	$210.54 to $424.32	$765,016	2.12%	0.65% to 0.75%	20.11% to 20.23%
Van Eck Worldwide Bond Fund Class R	1,375	$108.1	$148,599	5.15%	0.75%	-3.83%
Van Eck Worldwide Hard Assets Fund Class R	1,586	$188.44	$298,544	0.23%	0.75%	50.49%
Van Eck Worldwide Emerging Markets Fund Class R	4,374	$165.76	$725,245	0.69%	0.75%	30.88%
Van Eck Worldwide Real Estate Fund Class R	2,195	$154.98	$340,265	1.95%	0.75%	20.11%
The Alger American Fund:
Alger American Small Capitalization Portfolio Class O Shares	36,196	$117.56 to $237.4	$6,189,252	0.00%	0.65% to 0.75%	16.01% to 16.13%
Strong Variable Insurance Funds, Inc.:
Strong Mid Cap Growth Fund II Investor Class	—	$53.03 to $106.59	—	0.00%	0.65% to 0.75%	-5.59% to -5.56%	(c)
Wells Fargo Advantage Variable Trust Funds
Wells Fargo Advantage Discovery Fund VT	20,491	$61.11 to $122.91	$1,439,772	0.00%	0.65% to 0.75%	15.23% to 15.31%	(c)
Wells Fargo Opportunity Fund VT	9,853	$117.78 to $236.89	$1,251,105	0.00%	0.65% to 0.75%	7.08% to 7.19%	(d)
Dreyfus Variable Investment Fund:
Dreyfus Appreciation Portfolio Initial Shares	12,396	$110.48 to $221.78	$1,657,225	0.02%	0.65% to 0.75%	3.6% to 3.7%
Dreyfus Developing Leaders Portfolio Initial Shares	696	$148.97 to $298.73	$135,804	0.00%	0.65% to 0.75%	5.01% to 5.12%
Dreyfus Investment Portfolios:
Dreyfus Small Cap Stock Index Portfolio Service Shares	3,156	$171.81 to $347.44	$625,132	0.00%	0.65% to 0.75%	6.43% to 6.54%
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund Initial Shares	3,035	$139.16 to $279.06	$432,217	1.70%	0.65% to 0.75%	3.91% to 4.02%
American Century Variable Portfolios, Inc.:
American Century VP International Fund Class I	1,065	$128.55 to $258.04	$244,523	0.60%	0.65% to 0.75%	12.41% to 12.52%
American Century VP Ultra Fund Class I	2,112	$111.54 to $223.9	$263,525	0.00%	0.65% to 0.75%	1.4% to 1.51%
American Century VP Value Fund Class I	3,552	$132.29 to $265.55	$585,788	0.92%	0.65% to 0.75%	4.25% to 4.36%
American Century VP Income and Growth Fund Class I	711	$141.6 to $290.27	$101,417	1.83%	0.65% to 0.75%	3.85% to 3.95%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

American Century VP International Fund Class III	2,410	$127.07	$306,337	0.62%	0.75%	12.26%
American Century VP Mid Cap Value Fund — Class I	24	$112.66	$2,670	0.86%	0.75%	12.66%	(a)
American Century VP Vista Fund — Class I	6	$114.07	$658	0.00%	0.75%	14.07%	(a)
American Century Variable Portfolios II, Inc.:
American Century VP Inflation Protection Fund Class II	742	$108.74 to $218.07	$104,219	4.35%	0.65% to 0.75%	0.8% to 0.9%
Janus Aspen Series:
Janus Aspen Forty Portfolio Service Shares	2,135	$137.04 to $275.08	$358,614	0.01%	0.65% to 0.75%	11.72% to 11.83%
Janus Aspen International Growth Portfolio Service Shares	525	$160.06 to $321.3	$137,956	0.96%	0.65% to 0.75%	30.96% to 31.09%
Janus Aspen Global Technology Portfolio Service Shares	265	$114.32 to $229.48	$53,423	0.00%	0.65% to 0.75%	10.72% to 10.83%
Janus Aspen Balanced Portfolio Service Shares	469	$126.06 to $252.79	$69,986	2.14%	0.65% to 0.75%	6.86% to 6.97%
Janus Aspen Risk Managed Core Portfolio Service Shares	107	$157.11 to $315.05	$18,715	1.46%	0.65% to 0.75%	10.09% to 10.2%
Janus Aspen International Growth Portfolio Service II Shares	733	$149.9	$109,874	1.30%	0.75%	31.03%
Janus Aspen Global Technology Portfolio Service II Shares	21	$116.38	$2,534	0.00%	0.75%	10.5%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund VA Initial Class	29,754	$115 to $230.85	$4,183,419	0.87%	0.65% to 0.75%	4.32% to 4.42%
Oppenheimer Global Securities Fund VA Initial Class	2,350	$148.17 to $297.43	$575,116	1.03%	0.65% to 0.75%	13.46% to 13.57%
Oppenheimer Main Street Fund VA Initial Class	16,848	$117.34 to $235.55	$2,394,795	1.25%	0.65% to 0.75%	5.19% to 5.29%
Oppenheimer High Income Fund VA Initial Class	1,696	$122.2 to $245.04	$234,520	5.86%	0.65% to 0.75%	1.55% to 1.65%
Oppenheimer Main Street Small Cap Fund VA Initial Class	9,045	$178.47 to $357.88	$1,927,159	0.00%	0.65% to 0.75%	9.1% to 9.21%
Oppenheimer Global Securities Fund/ VA Class III	3,908	$131.66	$514,567	0.78%	0.75%	13.49%
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund Series I	921	$150.43 to $301.67	$156,525	0.10%	0.65% to 0.75%	4.95% to 5.05%
AIM V.I. Capital Appreciation Fund Series I	1,032	$140.98 to $282.71	$148,736	0.07%	0.65% to 0.75%	8.02% to 8.13%
AIM V.I. Capital Development Fund Series I	1,113	$161.43 to $323.72	$202,077	0.00%	0.65% to 0.75%	8.79% to 8.9%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Federated Insurance Series:
Federated Quality Bond Fund II Primary Shares	1,030	$108.35 to $210.05	$126,025	3.32%	0.65% to 0.75%	0.54% to 0.64%
Federated American Leaders Fund II Primary Shares	45	$142.38 to $285.53	$10,853	1.20%	0.65% to 0.75%	4.24% to 4.34%
Federated Capital Appreciation Fund II Primary Shares	163	$129.31 to $259.31	$34,385	0.98%	0.65% to 0.75%	1.15% to 1.26%
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund Class I	13,928	$177.08 to $355.1	$3,024,134	0.83%	0.65% to 0.75%	8.18% to 8.28%
Franklin Rising Dividends Securities Fund Class I	4,339	$139.14 to $279.03	$763,161	0.92%	0.65% to 0.75%	2.91% to 3.01%
Templeton Foreign Securities Fund Class I	1,807	$170.81 to $342.53	$434,482	1.20%	0.65% to 0.75%	9.65% to 9.76%
Templeton Developing Markets Securities Fund — Class 3	187	$127.41	$23,825	0.80%	0.75%	27.41%	(a)
Templeton Global Income Securities Fund — Class 3	59	$98.32	$5,800	3.21%	0.75%	-1.68%	(a)
AllianceBernstein Variable Products Series Fund Inc:
AllianceBernstein Growth and Income Portfolio Class A	2,827	$142.55 to $285.86	$555,879	1.51%	0.65% to 0.75%	4.09% to 4.19%
AllianceBernstein Small/ Mid Cap Value Portfolio Class A	1,181	$172.49 to $345.91	$252,384	0.70%	0.65% to 0.75%	6.12% to 6.22%
MFS Variable Insurance Trust:
MFS Investors Growth Stock Series Initial Class	549	$129.7 to $260.09	$76,864	0.33%	0.65% to 0.75%	3.71% to 3.81%
MFS Value Series Initial Class	1,657	$148.93 to $298.66	$273,132	0.73%	0.65% to 0.75%	5.87% to 5.97%
Putnam Variable Trust:
Putnam VT Growth & Income Fund Class IB	656	$142.4 to $285.56	$93,542	1.38%	0.65% to 0.75%	4.44% to 4.55%
Putnam VT International Equity Fund Class IB	327	$163.55 to $327.98	$70,408	0.67%	0.65% to 0.75%	11.36% to 11.47%
Putnam VT Voyager Fund Class IB	753	$128.99 to $258.67	$97,556	0.59%	0.65% to 0.75%	4.91% to 5.01%
Vanguard Variable Insurance Fund:
Vanguard Equity Income Portfolio	785	$137.29	$107,859	1.90%	0.95%	3.16%
Vanguard Total Bond Market Index Portfolio	338	$108.74	$36,531	2.97%	0.95%	1.44%
Vanguard High Yield Bond Portfolio	448	$124.72	$55,849	6.68%	0.95%	1.78%
Vanguard Mid Cap Index Portfolio	921	$173.17	$159,452	0.84%	0.95%	12.9%
Van Kampen — The Universal Institutional Funds, Inc.:
Van Kampen Core Plus Fixed Income Portfolio Class I	513	$109.1 to $218.79	$61,696	3.53%	0.65% to 0.75%	3.44% to 3.54%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Van Kampen Emerging Markets Debt Portfolio Class I	407	$138.23 to $277.19	$72,451	9.53%	0.65% to 0.75%	11.41% to 11.53%
Van Kampen U.S. Real Estate Portfolio Class I	10,385	$202.17 to $405.42	$2,586,390	1.24%	0.65% to 0.75%	16.18% to 16.3%
T Rowe Price T Rowe Price Blue Chip Growth Portfolio — Class II	140	$112.59	$15,760	0.20%	0.75%	12.59%	(a)
T Rowe Price Equity Income Portfolio — Class II	120	$105.84	$12,713	1.25%	0.75%	5.84%	(a)
T Rowe Price Limited Term Bond Portfolio — Class II	36	$100.77	$3,671	1.73%	0.75%	0.77%	(a)

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund Class IV	8,189	$268.17 to $428.14	3,110,263	1.27%	0.65% to 0.75%	8.93% to 9.04%
Gartmore GVIT Money Market Fund Class IV	31,186	$150.76 to $273.60	5,635,683	0.93%	0.65% to 0.75%	0.18% to 0.28%
Gartmore GVIT Government Bond Fund Class IV	6,430	$214.50 to $357.80	1,980,299	5.53%	0.65% to 0.75%	2.49% to 2.60%
JP Morgan GVIT Balanced Fund Class IV	4,707	$260.80 to $410.97	1,621,768	2.02%	0.65% to 0.75%	7.73% to 7.84%
Gartmore GVIT Mid Cap Growth Fund Class IV	13,175	$403.85 to $636.42	6,779,657	0.00%	0.65% to 0.75%	14.47% to 14.58%
Dreyfus GVIT International Value Fund Class IV	9,741	$278.49 to $481.16	4,197,396	2.30%	0.65% to 0.75%	19.14% to 19.26%
Gartmore GVIT Growth Fund Class IV	24,437	$91.33 to $183.87	2,902,393	0.33%	0.65% to 0.75%	7.35% to 7.46%
Comstock GVIT Value Fund Class IV	38,183	$127.49 to $256.68	5,889,778	1.36%	0.65% to 0.75%	16.54% to 16.66%
Gartmore GVIT Small Company Fund Class IV	16,049	$130.46 to $262.67	2,501,827	0.00%	0.65% to 0.75%	18.13% to 18.25%
Gartmore GVIT Small Cap Value Fund Class IV	20,539	$147.05 to $296.07	3,744,812	0.00%	0.65% to 0.75%	16.42% to 16.54%
Gartmore GVIT Equity 500 Index Fund Class IV	65,552	$295.12 to $554.80	26,816,059	2.71%	0.65% to 0.75%	9.76% to 9.87%
Gartmore GVIT Government Bond Fund Class I	59	$105.24	6,188	5.81%	0.75%	2.49%
Gartmore GVIT Investor Destinations Aggressive Fund Class II	698	$143.06 to $288.99	99,877	1.98%	0.65% to 0.75%	13.17% to 13.29%
Gartmore GVIT Investor Destinations Conservative Fund Class II	191	$110.71 to $219.72	21,515	2.98%	0.65% to 0.75%	3.87% to 3.97%
Gartmore GVIT Investor Destinations Moderate Fund Class II	839	$126.73 to $253.58	106,327	2.25%	0.65% to 0.75%	8.72% to 8.83%
Gartmore GVIT Investor Destinations Moderately Aggressive Fund Class II	913	$135.87 to $273.59	138,333	1.97%	0.65% to 0.75%	11.26% to 11.37%
Gartmore GVIT Investor Destinations Moderately Conservative Fund Class II	117	$118.54 to $236.01	17,596	2.65%	0.65% to 0.75%	6.36% to 6.46%
Gartmore GVIT Emerging Markets Fund Class I	1,058	$192.22 to $385.09	316,236	0.58%	0.65% to 0.75%	19.84% to 19.96%
Dreyfus GVIT Mid Cap Index Fund Class I	2,608	$150.84 to $302.19	573,144	0.44%	0.65% to 0.75%	14.87% to 14.98%
Federated GVIT High Income Bond Fund Class I	315	$120.89 to $242.19	43,920	7.50%	0.65% to 0.75%	9.27% to 9.38%
Gartmore GVIT Global Financial Services Fund Class I	312	$160.77 to $322.07	67,761	1.56%	0.65% to 0.75%	20.09% to 20.21%
Gartmore GVIT Global Health Sciences Fund Class I	1,923	$133.99 to $268.43	481,336	0.00%	0.65% to 0.75%	7.05% to 7.16%
Gartmore GVIT Global Technology and Communications Fund Class I	2,086	$143.68 to $287.84	554,598	0.00%	0.65% to 0.75%	3.53% to 3.64%
Gartmore GVIT Global Utilities Fund Class I	202	$154.23 to $308.98	62,544	1.94%	0.65% to 0.75%	29.00% to 29.13%	(a)

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore GVIT Small Cap Growth Fund Class I	371	$141.45 to $283.38	58,136	0.00%	0.65% to 0.75%	12.57% to 12.68%
Gartmore GVIT U.S. Growth Leaders Fund Class I	335	$148.81 to $298.12	51,659	0.00%	0.65% to 0.75%	11.57% to 11.68%
Van Kampen GVIT Multi Sector Bond Fund Class I	166	$111.86 to $224.09	19,223	5.12%	0.65% to 0.75%	5.74% to 5.84%
Dreyfus GVIT International Value Fund Class III	19,134	$115.61	2,212,080	0.96%	0.75%	15.61%	(a)
Gartmore GVIT Emerging Markets Fund Class III	735	$118.13	86,805	1.31%	0.75%	18.13%	(a)
Gartmore GVIT Global Financial Services Fund Class III	51	$117.43	5,950	1.50%	0.75%	17.43%	(a)
Gartmore GVIT Global Health Sciences Fund Class III	8,320	$98.95	823,279	0.00%	0.75%	-1.05%	(a)
Gartmore GVIT Global Technology and Communications Fund Class III	7,593	$109.01	827,668	0.00%	0.75%	9.01%	(a)
Gartmore GVIT Global Utilities Fund Class III	271	$126.69	34,293	2.06%	0.75%	26.69%	(a)
Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity-Income Portfolio Initial Class	30,352	$300.72 to $539.20	13,302,814	1.70%	0.65% to 0.75%	10.70% to 10.81%
Fidelity VIP Growth Portfolio Initial Class	54,663	$253.87 to $494.37	19,233,050	0.28%	0.65% to 0.75%	2.61% to 2.71%
Fidelity VIP High Income Portfolio Initial Class	11,505	$152.33 to $306.86	2,598,635	8.25%	0.65% to 0.75%	8.77% to 8.88%
Fidelity VIP Overseas Portfolio Initial Class	20,194	$164.23 to $360.93	5,977,013	1.17%	0.65% to 0.75%	12.79% to 12.90%
Fidelity VIP Overseas Portfolio Initial Class R	25,554	$110.99	2,836,285	0.00%	0.75%	10.99%	(a)
Fidelity VIP Investment Grade Bond Portfolio Service Class	359	$108.63	39,010	3.62%	0.75%	3.54%
Fidelity VIP Equity-Income Portfolio Service Class	869	$136.72	118,895	0.90%	0.75%	10.55%
Fidelity VIP Growth Portfolio Service Class	889	$128.08	113,816	0.12%	0.75%	2.49%
Fidelity VIP Overseas Portfolio Service Class	61	$155.86	9,427	1.09%	0.75%	12.64%
Fidelity VIP Overseas Portfolio Service Class R	184	$110.96	20,387	0.00%	0.75%	10.96%	(a)
Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio Initial Class	15,741	$205.20 to $408.25	4,382,589	2.76%	0.65% to 0.75%	4.68% to 4.79%
Fidelity VIP II Investment Grade Bond Portfolio Initial Class	16,216	$192.02 to $384.47	4,411,354	4.09%	0.65% to 0.75%	3.67% to 3.78%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Fidelity VIP II Contrafund Portfolio Initial Class	56,509	$232.75 to $469.55	17,937,427	0.31%	0.65% to 0.75%	14.61% to 14.73%
Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Mid Cap Portfolio Service Class	10,362	$173.56 to $347.70	2,143,285	0.00%	0.65% to 0.75%	23.84% to 23.96%
Fidelity VIP III Value Strategies Portfolio Service Class	1,333	$168.25 to $337.07	262,009	0.00%	0.65% to 0.75%	13.14% to 13.25%
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond Portfolio Class I	7,960	$154.65 to $306.40	1,852,952	3.62%	0.65% to 0.75%	0.03% to 0.13%
Neuberger Berman AMT Partners Portfolio	12,318	$114.08 to $229.68	2,474,409	0.01%	0.65% to 0.75%	18.09% to 18.20%
Neuberger Berman AMT Fasciano Portfolio Class S	284	$139.30 to $279.07	49,432	0.00%	0.65% to 0.75%	11.04% to 11.15%
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	147	$141.89 to $284.25	30,205	0.00%	0.65% to 0.75%	15.44% to 15.55%
Neuberger Berman AMT Socially Responsive Portfolio	316	$138.44 to $277.34	44,936	0.00%	0.65% to 0.75%	12.43% to 12.55%
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Fund Initial Class	3,256	$183.19 to $360.84	897,544	8.38%	0.65% to 0.75%	8.34% to 8.44%
Van Eck Worldwide Hard Assets Fund Initial Class	2,120	$176.44 to $387.08	662,825	0.44%	0.65% to 0.75%	23.30% to 23.42%
Van Eck Worldwide Emerging Markets Fund Initial Class	10,718	$134.77 to $271.88	2,246,531	0.68%	0.65% to 0.75%	24.95% to 25.08%
Van Eck Worldwide Real Estate Fund Initial Class	3,198	$175.29 to $352.93	746,569	1.56%	0.65% to 0.75%	35.19% to 35.33%
Van Eck Worldwide Bond Fund Class R	793	$112.41	89,113	0.00%	0.75%	12.41%	(a)
Van Eck Worldwide Hard Assets Fund Class R	885	$125.22	110,803	0.00%	0.75%	25.22%	(a)
Van Eck Worldwide Emerging Markets Fund Class R	3,366	$126.65	426,353	0.00%	0.75%	26.65%	(a)
Van Eck Worldwide Real Estate Fund Class R	1,639	$129.03	211,540	0.00%	0.75%	29.03%	(a)
The Alger American Fund:
Alger American Small Capitalization Portfolio Class O Shares	39,878	$101.33 to $204.44	5,888,832	0.00%	0.65% to 0.75%	15.70% to 15.82%
Strong Variable Insurance Funds, Inc.:
Strong Mid Cap Growth Fund II Investor Class	21,579	$56.17 to $112.87	1,406,814	0.00%	0.65% to 0.75%	18.27% to 18.38%
Strong Opportunity Fund II, Inc.:
Strong Opportunity Fund II Investor Class	10,914	$109.99 to $221.01	1,287,464	0.00%	0.65% to 0.75%	17.34% to 17.45%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Dreyfus Variable Investment Fund:
Dreyfus Appreciation Portfolio Initial Shares	10,439	$106.64 to $213.86	1,354,182	2.74%	0.65% to 0.75%	4.26% to 4.37%
Dreyfus Developing Leaders Portfolio Initial Shares	428	$141.85 to $284.18	85,314	0.09%	0.65% to 0.75%	10.51% to 10.62%
Dreyfus Investment Portfolios:
Dreyfus Small Cap Stock Index Portfolio Service Shares	1,945	$161.42 to $326.11	357,880	0.47%	0.65% to 0.75%	20.97% to 21.10%
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund Initial Shares	1,821	$133.92 to $268.29	250,255	1.97%	0.65% to 0.75%	9.81% to 9.92%
American Century Variable Portfolios, Inc.:
American Century VP International Fund Class I	451	$114.35 to $229.32	74,549	0.54%	0.65% to 0.75%	14.07% to 14.18%
American Century VP Ultra Fund Class I	1,680	$109.99 to $220.58	201,378	0.00%	0.65% to 0.75%	9.85% to 9.96%
American Century VP Value Fund Class I	3,813	$126.89 to $254.47	631,137	1.53%	0.65% to 0.75%	13.48% to 13.59%
American Century VP Income and Growth Fund Class I	630	$136.35 to $279.22	85,877	1.26%	0.65% to 0.75%	12.15% to 12.26%
American Century VP International Fund Class III	604	$113.19	68,403	0.00%	0.75%	13.19%	(a)
American Century Variable Portfolios II, Inc.:
American Century VP Inflation Protection Fund Class II	418	$107.88 to $216.11	64,637	2.98%	0.65% to 0.75%	5.02% to 5.12%
Janus Aspen Series:
Janus Aspen Capital Appreciation Portfolio Service Shares	1,601	$122.66 to $245.98	230,902	0.02%	0.65% to 0.75%	17.09% to 17.20%
Janus Aspen International Growth Portfolio Service Shares	371	$122.23 to $245.11	64,779	0.99%	0.65% to 0.75%	17.80% to 17.92%
Janus Aspen Global Technology Portfolio Service Shares	174	$103.25 to $207.06	28,875	0.00%	0.65% to 0.75%	-0.19% to -0.09%
Janus Aspen Balanced Portfolio Service Shares	366	$117.97 to $236.33	57,309	1.95%	0.65% to 0.75%	7.48% to 7.59%
Janus Aspen Risk Managed Core Portfolio Service Shares	22	$142.71 to $285.90	3,146	2.21%	0.65% to 0.75%	16.59% to 16.70%
Janus Aspen International Growth Portfolio Service II Shares	445	$114.40	50,935	0.73%	0.75%	14.40%	(a)
Janus Aspen Global Technology Portfolio Service II Shares	135	$105.32	14,256	0.00%	0.75%	5.32%	(a)
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund VA Initial Class	25,503	$110.25 to $221.08	3,462,259	0.27%	0.65% to 0.75%	6.14% to 6.24%
Oppenheimer Global Securities Fund VA Initial Class	2,563	$130.60 to $261.89	504,155	1.92%	0.65% to 0.75%	18.27% to 18.39%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Oppenheimer Main Street Fund VA Initial Class	14,527	$111.56 to $223.72	1,946,814	0.31%	0.65% to 0.75%	8.64% to 8.75%
Oppenheimer High Income Fund VA Initial Class	1,212	$120.33 to $241.06	151,180	2.49%	0.65% to 0.75%	8.15% to 8.26%
Oppenheimer Main Street Small Cap Fund VA Initial Class	8,090	$163.58 to $327.70	1,611,482	0.00%	0.65% to 0.75%	18.53% to 18.65%
Oppenheimer Global Securities Fund/ VA Class III	1,763	$116.02	204,558	0.00%	0.75%	16.02%	(a)
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund Series I	738	$143.34 to $287.16	116,194	0.00%	0.65% to 0.75%	10.24% to 10.35%
AIM V.I. Capital Appreciation Fund Series I	859	$130.51 to $261.45	112,119	0.00%	0.65% to 0.75%	5.83% to 5.94%
AIM V.I. Capital Development Fund Series I	417	$148.39 to $297.27	62,283	0.00%	0.65% to 0.75%	14.64% to 14.75%
Federated Insurance Series:
Federated Quality Bond Fund II Primary Shares	746	$107.76 to $208.71	86,462	2.08%	0.65% to 0.75%	2.85% to 2.95%
Federated American Leaders Fund II Primary Shares	44	$136.59 to $273.64	8,983	1.22%	0.65% to 0.75%	8.96% to 9.07%
Federated Capital Appreciation Fund II Primary Shares	134	$127.83 to $256.10	29,235	0.58%	0.65% to 0.75%	6.59% to 6.70%
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund Class I	10,673	$163.69 to $327.93	2,154,847	0.28%	0.65% to 0.75%	23.16% to 23.29%
Franklin Rising Dividends Securities Fund Class I	2,676	$135.21 to $270.87	528,739	0.67%	0.65% to 0.75%	10.42% to 10.53%
Templeton Foreign Securities Fund Class I	2,140	$155.77 to $312.07	483,211	1.27%	0.65% to 0.75%	17.98% to 18.10%
AllianceBernstein Variable Products Series Fund Inc:
AllianceBernstein Growth and Income Portfolio Class A	2,609	$136.96 to $274.37	532,977	1.36%	0.65% to 0.75%	10.63% to 10.74%
AllianceBernstein Small Cap Value Portfolio Class A	942	$162.55 to $325.64	189,311	0.19%	0.65% to 0.75%	18.41% to 18.53%
MFS Variable Insurance Trust:
MFS Investors Growth Stock Series Initial Class	416	$125.06 to $250.53	54,394	0.00%	0.65% to 0.75%	8.37% to 8.48%
MFS Value Series Initial Class	1,536	$140.68 to $281.83	239,998	0.53%	0.65% to 0.75%	14.32% to 14.43%
Putnam Variable Trust:
Putnam VT Growth & Income Fund Class IB	473	$136.34 to $273.14	64,605	1.19%	0.65% to 0.75%	10.28% to 10.39%
Putnam VT International Equity Fund Class IB	102	$146.87 to $294.22	26,487	1.92%	0.65% to 0.75%	15.33% to 15.44%
Putnam VT Voyager Fund Class IB	561	$122.96 to $246.32	68,979	0.21%	0.65% to 0.75%	4.25% to 4.35%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
(6) Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Vanguard Variable Insurance Fund:
Vanguard Equity Income Portfolio	395	$133.09	52,584	1.58%	0.95%	12.25%
Vanguard Total Bond Market Index Portfolio	149	$107.20	15,931	4.09%	0.95%	3.22%
Vanguard High Yield Bond Portfolio	356	$122.54	43,642	6.20%	0.95%	7.50%
Vanguard Mid Cap Index Portfolio	536	$153.38	82,210	0.62%	0.95%	19.18%
Van Kampen — The Universal Institutional Funds, Inc.:
Van Kampen Core Plus Fixed Income Portfolio Class I	457	$105.48 to $211.31	51,263	3.76%	0.65% to 0.75%	3.59% to 3.69%
Van Kampen Emerging Markets Debt Portfolio Class I	171	$124.06 to $248.54	22,565	4.35%	0.65% to 0.75%	9.24% to 9.35%
Van Kampen U.S. Real Estate Portfolio Class I	8,905	$174.02 to $348.61	1,917,387	1.65%	0.65% to 0.75%	35.38% to 35.51%

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
6. Financial Highlights

	At December 31, 2003			For the Year Ended December 31, 2003

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund	9,762	$246.18 to $392.64	$3,370,316	1.27%	0.65% to 0.75%	26.51% to 26.64%	(b)
Gartmore GVIT Money Market Fund	34,438	$150.49 to $272.84	$6,232,359	0.74%	0.65% to 0.75%	-0.01% to 0.09%	(b)
Gartmore GVIT Government Bond Fund (Class IV)	6,829	$209.28 to $348.75	$2,091,462	8.11%	0.65% to 0.75%	2.41% to 2.51%	(b)
JP Morgan GVIT Balanced Fund	4,439	$242.08 to $381.09	$1,408,529	4.54%	0.65% to 0.75%	17.48% to 17.60%	(b)
Gartmore GVIT Mid Cap Growth Fund	10,256	$352.80 to $555.42	$4,787,495	0.00%	0.65% to 0.75%	37.77% to 37.91%	(b)
Dreyfus GVIT International Value Fund	13,054	$233.75 to $403.45	$4,227,252	2.53%	0.65% to 0.75%	37.48% to 37.62%	(b)
Gartmore GVIT Growth Fund	23,925	$85.07 to $171.11	$2,670,344	0.03%	0.65% to 0.75%	30.73% to 30.86%	(b)
Comstock GVIT Value Fund	32,810	$109.39 to $220.03	$4,333,822	1.42%	0.65% to 0.75%	30.48% to 30.61%	(b)
Gartmore GVIT Small Company Fund	18,148	$110.44 to $222.13	$2,402,723	0.00%	0.65% to 0.75%	43.96% to 44.10%	(b)
Gartmore GVIT Small Cap Value Fund	27,137	$126.31 to $254.05	$4,282,722	0.00%	0.65% to 0.75%	49.63% to 49.78%	(b)
Gartmore GVIT Equity 500 Index Fund	66,813	$268.87 to $504.95	$25,055,638	1.88%	0.65% to 0.75%	27.37% to 27.50%	(b)
Gartmore GVIT Government Bond Fund (Class I)	220	$102.68	$22,611	2.65%	0.75%	2.68%	(a)
Gartmore GVIT Investor Destinations Aggressive Fund	18	$126.41 to $255.09	$2,328	0.84%	0.65% to 0.75%	26.41% to 27.55%	(a)
Gartmore GVIT Investor Destinations Conservative Fund	28	$106.58 to $211.32	$3,028	1.22%	0.65% to 0.75%	5.66% to 6.58%	(a)
Gartmore GVIT Investor Destinations Moderate Fund	282	$116.57 to $233.02	$32,930	1.15%	0.65% to 0.75%	16.51% to 16.57%	(a)
Gartmore GVIT Investor Destinations Moderately Aggressive Fund	329	$122.13 to $245.67	$50,752	0.61%	0.65% to 0.75%	22.13% to 22.83%	(a)
Gartmore GVIT Investor Destinations Moderately Conservative Fund	45	$111.45 to $221.68	$4,970	0.81%	0.65% to 0.75%	10.84% to 11.45%	(a)
Gartmore GVIT Emerging Markets Fund	4,544	$160.40 to $321.01	$916,142	0.22%	0.65% to 0.75%	60.40% to 60.51%	(a)
Dreyfus GVIT Mid Cap Index Fund	9,939	$131.32 to $262.82	$1,635,749	0.32%	0.65% to 0.75%	31.32% to 31.41%	(a)
Federated GVIT High Income Bond Fund	75	$110.63 to $221.42	$9,953	3.83%	0.65% to 0.75%	10.63% to 10.71%	(a)
Gartmore GVIT Global Financial Services Fund	209	$133.87 to $267.92	$28,009	0.24%	0.65% to 0.75%	33.87% to 33.96%	(a)
Gartmore GVIT Global Health Sciences Fund	421	$125.16 to $250.49	$53,201	0.00%	0.65% to 0.75%	25.16% to 25.24%	(a)
Gartmore GVIT Global Technology and Communications Fund	338	$138.78 to $277.74	$53,029	0.00%	0.65% to 0.75%	38.78% to 38.87%	(a)
GVIT Small Cap Growth Fund	466	$125.66 to $251.49	$79,276	0.00%	0.65% to 0.75%	25.66% to 25.74%	(a)
Gartmore GVIT U.S. Growth Leaders Fund	36	$133.38 to $266.94	$4,812	0.00%	0.65% to 0.75%	33.38% to 33.47%	(a)
Van Kampen GVIT Multi Sector Bond Fund	133	$105.79 to $211.72	$14,092	2.86%	0.65% to 0.75%	5.79% to 5.86%	(a)

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2003			For the Year Ended December 31, 2003

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Fidelity Variable Insurance Products Funds (Initial Class):
Equity-Income Portfolio	39,913	$271.66 to $486.61	$15,357,013	1.82%	0.65% to 0.75%	29.36% to 29.49%
Growth Portfolio	62,801	$247.42 to $481.33	$21,344,755	0.26%	0.65% to 0.75%	31.86% to 31.99%
High Income Portfolio	12,406	$140.04 to $281.83	$2,593,228	7.13%	0.65% to 0.75%	26.31% to 26.44%
Overseas Portfolio	29,957	$145.61 to $319.69	$6,530,165	0.86%	0.65% to 0.75%	42.30% to 42.44%
Asset Manager Portfolio	16,555	$196.03 to $389.60	$4,460,213	3.66%	0.65% to 0.75%	17.09% to 17.21%
Investment Grade Bond Portfolio	15,920	$185.21 to $370.47	$4,148,008	4.12%	0.65% to 0.75%	4.42% to 4.52%
Contrafund Portfolio	48,872	$203.07 to $409.27	$13,806,416	0.46%	0.65% to 0.75%	27.50% to 27.63%
Mid Cap Growth Portfolio	1,425	$140.15 to $280.49	$212,496	0.00%	0.65% to 0.75%	40.15% to 40.24%	(a)
Value Strategies Portfolio	329	$148.72 to $297.64	$51,265	0.00%	0.65% to 0.75%	48.72% to 48.82%	(a)
Fidelity Variable Insurance Products Funds (Service Shares):
Investment Grade Bond Portfolio	267	$104.91	$28,005	0.00%	0.75%	4.91%
Equity-Income Portfolio	184	$123.67	$22,813	0.00%	0.75%	23.67%	(a)
Growth Portfolio	243	$124.96	$30,392	0.00%	0.75%	24.96%
Overseas Portfolio	48	$138.37	$6,598	0.00%	0.75%	38.37%
Neuberger Berman Advisers
Management Trust:
Limited Maturity Bond Portfolio	8,088	$154.61 to $306.01	$1,905,864	3.99%	0.65% to 0.75%	1.66% to 1.76%
Partners Portfolio	13,015	$96.60 to $194.31	$2,206,826	0.00%	0.65% to 0.75%	34.08% to 34.21%
Fasciano Portfolio	75	$125.45 to $251.07	$9,428	0.00%	0.65% to 0.75%	25.45% to 25.53%	(a)
Mid Cap Growth Portfolio	454	$122.91 to $245.99	$63,334	0.00%	0.65% to 0.75%	22.91% to 22.99%	(a)
Socially Responsive Portfolio	225	$123.13 to $246.42	$27,668	0.00%	0.65% to 0.75%	23.13% to 23.21%	(a)
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Portfolio	3,624	$169.10 to $332.74	$913,031	1.70%	0.65% to 0.75%	17.28% to 17.40%
Van Eck Worldwide Hard Assets Portfolio	3,044	$143.39 to $314.25	$751,010	0.47%	0.65% to 0.75%	44.00% to 44.14%
Van Eck Worldwide Emerging Markets Portfolio	18,748	$107.86 to $217.37	$2,885,775	0.11%	0.65% to 0.75%	53.04% to 53.19%
Van Eck Worldwide Real Estate Portfolio	4,547	$129.66 to $260.80	$719,887	2.08%	0.65% to 0.75%	33.50% to 33.63%
Alger American Fund:
Alger American Small Capitalization Portfolio	42,993	$87.58 to $176.52	$5,453,837	0.00%	0.65% to 0.75%	41.28% to 41.42%
Strong Variable Insurance Funds, Inc.:
Strong Mid Cap Growth Fund II	20,857	$47.50 to $95.34	$1,159,501	0.00%	0.65% to 0.75%	33.21% to 33.34%
Strong Opportunity Fund II, Inc.:
Strong Opportunity Fund II	15,132	$93.74 to $188.17	$1,574,673	0.08%	0.65% to 0.75%	35.98% to 36.12%
Dreyfus Variable Investment Fund:
Appreciation Portfolio	782	$102.29 to $204.91	$92,514	1.74%	0.65% to 0.75%	20.26% to 20.38%
Developing Leaders Portfolio	180	$128.37 to $256.90	$25,632	0.04%	0.65% to 0.75%	28.37% to 28.45%	(a)

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2003			For the Year Ended December 31, 2003

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	1,170	$133.44 to $269.30	$157,142	0.24%	0.65% to 0.75%	33.44% to 34.65%	(a)
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund	1,023	$121.95 to $244.07	$124,924	1.03%	0.65% to 0.75%	21.95% to 22.03%	(a)
American Century Variable Portfolios, Inc. (Class I):
VP International Fund	842	$100.25 to $200.84	$91,584	0.80%	0.65% to 0.75%	23.58% to 23.70%
VP Ultra Fund	764	$100.13 to $200.60	$93,585	0.00%	0.65% to 0.75%	23.97% to 24.09%
VP Value Fund	7,961	$111.82 to $224.02	$1,097,119	0.00%	0.65% to 0.75%	28.00% to 28.12%
American Century Variable Portfolios II, Inc. (Class II):
VP Income and Growth Fund	403	$121.58 to $248.73	$49,005	0.00%	0.65% to 0.75%	21.58% to 24.36%	(a)
VP Inflation Protection Portfolio	120	$102.72 to $205.58	$12,370	0.03%	0.65% to 0.75%	2.72% to 2.79%	(a)
Janus Aspen Series:
Capital Appreciation Portfolio	1,211	$104.76 to $209.88	$138,984	0.35%	0.65% to 0.75%	19.34% to 19.45%
International Growth Portfolio	840	$103.76 to $207.86	$104,319	1.63%	0.65% to 0.75%	33.53% to 33.66%
Global Technology Portfolio	199	$103.44 to $207.23	$27,258	0.00%	0.65% to 0.75%	45.38% to 45.53%
Balanced Portfolio	511	$109.76 to $219.66	$60,601	1.74%	0.65% to 0.75%	9.76% to 9.83%	(a)
Risk Managed Large Cap Core Portfolio	2	$122.41 to $244.98	$216	0.00%	0.65% to 0.75%	22.41% to 22.49%	(a)
Oppenheimer Variable Account Funds:
Capital Appreciation Fund VA	15,884	$103.87 to $208.09	$2,062,450	0.06%	0.65% to 0.75%	29.97% to 30.10%
Global Securities Fund VA	7,636	$110.42 to $221.21	$1,070,015	0.33%	0.65% to 0.75%	41.95% to 42.09%
Main Street Fund VA	3,164	$102.69 to $205.71	$382,215	0.92%	0.65% to 0.75%	25.77% to 25.90%
High Income Fund VA	267	$111.26 to $222.67	$29,665	0.00%	0.65% to 0.75%	11.26% to 11.33%	(a)
Main Street Small Cap Fund VA	301	$138.01 to $276.20	$50,116	0.00%	0.65% to 0.75%	38.01% to 38.10%	(a)
AIM Variable Insurance Funds, Inc. (Series I):
AIM V.I. Basic Value Fund	540	$130.03 to $260.23	$78,812	0.05%	0.65% to 0.75%	30.03% to 30.11%	(a)
AIM V.I. Capital Appreciation Fund	759	$123.32 to $246.80	$93,563	0.00%	0.65% to 0.75%	23.32% to 23.40%	(a)
AIM V.I. Capital Development Fund	37	$129.44 to $259.06	$4,750	0.00%	0.65% to 0.75%	29.44% to 29.53%	(a)
Federated Insurance Series:
Quality Bond Fund II	184	$104.78 to $202.73	$24,385	0.00%	0.65% to 0.75%	1.36% to 4.78%	(a)
American Leaders Fund II	20	$125.36 to $250.89	$4,905	0.00%	0.65% to 0.75%	25.36% to 25.44%	(a)
Capital Appreciation Fund II	89	$119.93 to $240.02	$19,892	0.00%	0.65% to 0.75%	19.93% to 20.01%	(a)

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2003			For the Year Ended December 31, 2003

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund	6,259	$132.91 to $265.99	$1,054,463	0.00%	0.65% to 0.75%	32.91% to 33.00%	(a)
Franklin Rising Dividends Securities Fund	967	$122.45 to $245.07	$193,503	0.13%	0.65% to 0.75%	22.45% to 22.53%	(a)
Templeton Foreign Securities Fund	11,323	$132.03 to $264.23	$1,846,249	0.05%	0.65% to 0.75%	32.03% to 32.12%	(a)
AllianceBernstein Variable Products Series Fund (Class A):
Growth and Income Portfolio	1,379	$123.80 to $247.76	$272,300	0.00%	0.65% to 0.75%	23.80% to 23.88%	(a)
Small Cap Value Portfolio	798	$137.28 to $274.73	$127,682	0.18%	0.65% to 0.75%	37.28% to 37.37%	(a)
MFS Variable Insurance Trust:
Investors Growth Stock Series	331	$115.40 to $230.95	$39,853	0.00%	0.65% to 0.75%	15.40% to 15.48%	(a)
Value Series	1,063	$123.06 to $246.29	$130,959	0.00%	0.65% to 0.75%	23.06% to 23.14%	(a)
Putnam Variable Trust:
Growth and Income Fund	397	$123.63 to $247.43	$53,600	0.00%	0.65% to 0.75%	23.63% to 23.71%	(a)
International Equity Fund	534	$127.35 to $254.87	$75,184	0.00%	0.65% to 0.75%	27.35% to 27.43%	(a)
Voyager Fund	410	$117.95 to $236.05	$48,308	0.00%	0.65% to 0.75%	17.95% to 18.03%	(a)
Vanguard Variable Insurance Fund:
Equity Income Portfolio	100	$118.57	$11,834	0.00%	0.95%	18.57%	(a)
Total Bond Market Index Portfolio	76	$103.86	$7,888	0.00%	0.95%	3.86%	(a)
High Yield Bond Portfolio	186	$113.99	$21,219	0.00%	0.95%	13.99%	(a)
Mid Cap Index Portfolio	212	$128.70	$27,236	0.00%	0.95%	28.70%	(a)
Van Kampen — The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	309	$101.83 to $203.79	$33,999	0.00%	0.65% to 0.75%	1.83% to 1.89%	(a)
Emerging Markets Debt Portfolio	529	$113.57 to $227.29	$64,612	0.00%	0.65% to 0.75%	13.57% to 13.65%	(a)
U.S. Real Estate Portfolio	5,551	$128.54 to $257.26	$901,673	0.00%	0.65% to 0.75%	28.54% to 28.63%	(a)

*	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values on redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

**	These ratios represent the range of annualized policy expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.

***	These ratios represent the range of minimum and maximum total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation (included in the expense ratio). The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

The Nationwide Provident VLI Separate Account A

of Nationwide Life and Annuity Company of America
Notes to Financial Statements — continued
6. Financial Highlights, continued

(a)	Note that these funds were added during the year and the total returns are not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single policy expense rate is representative of all units issued and outstanding at period end.

(b)	Effective following the close of business on April 25, 2003, the Market Street Fund merged with and into the Gartmore Variable Insurance Trust. Subaccount performance prior to the close of business on April 25, 2003 reflects performance for the corresponding Market Street.

(c)	Effective the close of business on April 8, 2005, Strong Variable Insurance Funds Inc merged with Wells Fargo Advantage Variable Trust Funds. As a result of the merger at the close of business on April 8, 2005, this fund replaced the corresponding Strong Variable Insurance Fund (See Note 1). Performance for the funds are reported separately.

(d)	Effective the close of business on April 8, 2005, Strong Opportunity Fund II, Inc merged with Wells Fargo Advantage Variable Trust Funds. Subaccount performance prior to the close of business on April 8, 2005 reflects performance for the corresponding Strong Variable Insurance Fund (See Note 1).

Nationwide Life And Annuity
Company of America
Financial Statements
For the Years Ended December 31, 2007, 2006 and 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors and Shareholder
Nationwide Life and Annuity Company of America:
We have audited the accompanying balance sheets of Nationwide Life and Annuity Company of America (the Company) (a wholly owned subsidiary of Nationwide Life Insurance Company of America) as of December 31, 2007 and 2006, and the related statements of income, shareholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2007. In connection with our audits of the financial statements, we also have audited the financial statement schedules I, IV, and V. These financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Company of America as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
/s/ KPMG LLP
April 25, 2008

Nationwide Life and Annuity Company of America
Statements of Income
(in millions)

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2007	2006	2005

Revenues:
Policy charges	$24.9	$24.3	$25.6
Traditional life and immediate annuity premiums	3.4	5.5	3.9
Net investment income	17.3	18.5	19.8
Net realized gains (losses) on investments	0.5	(0.3)	(0.6)

Total Revenues	46.1	48.0	48.7

Benefits and expenses:
Interest credited to policyholder account values	9.6	10.8	11.7
Life insurance and annuity benefits	9.7	10.6	9.7
Policyholder dividends on participating policies	1.1	1.0	0.9
Amortization of deferred policy acquisition costs	3.5	2.3	3.2
Amortization of value of business acquired	5.9	4.5	4.4
Other operating expenses	5.0	4.5	9.2

Total Benefits and Expenses	34.8	33.7	39.1

Income before federal income tax expense	11.3	14.3	9.6
Federal income tax expense	3.0	4.3	2.0

Net Income	$8.3	$10.0	$7.6

See accompanying notes to financial statements, including note 10 which describes related party transactions.

Nationwide Life and Annuity Company of America
Balance Sheets
(in millions, except par value amounts)

	December 31,
	2007	2006

Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $226.4 in 2007; $269.7 in 2006)	$224.6	$266.2
Equity securities (cost $0.6 in 2007; $0.7 in 2006)	0.9	1.5
Mortgage loans on real estate, net	50.0	57.5
Policy loans	16.8	14.9
Other long-term investments	—	—
Short-term investments	28.2	18.7

Total Investments	320.5	358.8

Cash	—	6.9
Accrued investment income	3.0	3.6
Deferred policy acquisition costs	17.6	13.9
Value of business acquired	39.9	44.8
Other intangible assets	8.9	9.1
Other assets	20.2	19.0
Assets held in separate accounts	504.8	530.2

Total Assets	$914.9	$986.3

Liabilities and Shareholder’s Equity
Future policy benefits and claims	$287.5	$333.7
Other liabilities	10.5	20.1
Liabilities related to separate accounts	504.8	530.2

Total Liabilities	802.8	884.0

Shareholder’s equity:
Common stock, $10.00 par value. Authorized 0.5 shares; .25 shares issued and outstanding	2.5	2.5
Additional paid-in capital	67.4	67.4
Retained earnings	43.6	35.3
Accumulated other comprehensive loss	(1.4)	(2.9)

Total Shareholder’s Equity	112.1	102.3

Total Liabilities and Shareholder’s Equity	$914.9	$986.3

See accompanying notes to financial statements, including note 10 which describes related party transactions.

Nationwide Life and Annuity Company of America
Statements of Shareholder’s Equity
(in millions)

				Accumulated
		Additional		Other	Total
	Common	Paid-in	Retained	Comprehensive	Shareholder’s
	Stock	Capital	Earnings	Income (Loss)	Equity

Balance as of December 31, 2004 (revised, see note 2(k))	$2.5	$67.4	$19.8	$0.9	$90.6
Comprehensive income:
Net income	—	—	7.6	—	7.6
Net unrealized losses on securities available-for-sale arising during the period, net of tax	—	—	—	(2.8)	(2.8)

Total comprehensive income					4.8

Cash dividend paid to parent	—	—	(2.0)	—	(2.0)

Balance as of December 31, 2005	$2.5	$67.4	$25.4	$(1.9)	$93.4

Comprehensive income:
Net income	—	—	10.0	—	10.0
Net unrealized losses on securities available-for-sale arising during the period, net of tax	—	—	—	(1.0)	(1.0)

Total comprehensive income					9.0

Cash dividend paid to parent	—	—	(0.1)	—	(0.1)

Balance as of December 31, 2006	$2.5	$67.4	$35.3	$(2.9)	$102.3

Comprehensive income:
Net income	—	—	8.3	—	8.3
Net unrealized gains on securities available-for-sale arising during the period, net of tax	—	—	—	1.5	1.5

Total comprehensive income					9.8

Balance as of December 31, 2007	$2.5	$67.4	$43.6	$(1.4)	$112.1

See accompanying notes to financial statements, including note 10 which describes related party transactions.

Nationwide Life and Annuity Company of America
Statements of Cash Flows
(in millions)

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2007	2006	2005

Cash flows from operating activities
Net income	$8.3	$10.0	$7.6
Adjustments to reconcile net income to net cash provided by operating activities:
Interest credited to policyholder account balances	9.6	10.8	11.7
Capitalization of deferred policy acquisition costs	(7.2)	(3.0)	(5.0)
Amortization of deferred policy acquisition costs and value of business acquired	9.4	6.8	7.6
Amortization and depreciation	1.7	2.1	2.8
Realized (gains) losses on investments	(0.5)	0.3	0.6
Decrease in accrued investment income	0.6	0.4	0.2
Increase in other assets	(2.3)	(3.1)	(0.7)
Increase in policy liabilities	55.1	85.4	86.4
(Decrease) increase in other liabilities	(10.0)	15.5	(11.5)
Other, net	(0.1)	(0.1)	—

Net cash provided by operating activities	64.6	125.1	99.7

Cash flows from investing activities
Proceeds from maturity of securities available-for-sale	38.4	17.4	24.5
Proceeds from sale of securities available-for-sale	32.6	9.1	19.8
Proceeds from repayments of mortgage loans on real estate	8.4	23.3	16.1
Withdrawals of policy loans and proceeds from sale of other invested assets, net	(1.9)	(0.8)	(1.1)
Cost of securities available-for-sale acquired	(28.3)	(17.3)	(12.2)
Cost of mortgage loans on real estate acquired	—	(18.0)	(11.2)
Short-term investments, net	(9.9)	(1.7)	(7.1)
Collateral (paid) received -securities lending, net	(0.4)	1.5	(5.0)
Other, net	0.4	(1.5)	5.1

Net cash provided by investing activities	39.3	12.0	28.9

Cash flows from financing activities
Investment and universal life insurance product deposits	26.1	26.3	27.8
Investment and universal life insurance product withdrawals	(136.9)	(158.1)	(152.7)
Cash dividend to parent	—	(0.1)	(2.0)

Net cash used in financing activities	(110.8)	(131.9)	(126.9)

Net (decrease) increase in cash	(6.9)	5.2	1.7
Cash, beginning of period	6.9	1.7	—

Cash, end of period	$—	$6.9	$1.7

See accompanying notes to financial statements, including note 10 which describes related party transactions.

Nationwide Life and Annuity Company of America
(a wholly owned subsidiary of Nationwide Life Insurance Company of America)
Notes to Financial Statements
December 31, 2007, 2006 and 2005

(1)	Nature of Operations
Nationwide Life and Annuity Company of America (NLACA or the Company) is a stock life insurance company and a wholly owned subsidiary of Nationwide Life Insurance Company of America (NLICA). NLICA, with its subsidiaries, became a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS) on October 1, 2002. Prior to October 1, 2002, NLACA and NLICA were known as Providentmutual Life and Annuity Company of America and Provident Mutual Life Insurance Company (Provident Mutual), respectively.
The Company sells individual variable and traditional life insurance products. The Company also maintains blocks of individual variable and fixed annuity products. The Company distributes its products through a variety of distribution channels, principally personal producing general agents and brokers. The Company is licensed to operate in 49 states, Puerto Rico and the District of Columbia, each of which has regulatory oversight. Sales in 20 states accounted for 86% of the Company’s sales (based on statutory premiums and annuity considerations) for the twelve months ended December 31, 2007. The Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position. For many of the life insurance products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, statutes and regulations in each of these states determine selected benefit elements and policy provisions. The Company no longer sells individual fixed and variable annuity products as of October 1, 2002.

(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles (GAAP), which differ from statutory accounting practices. The Company separately prepares financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP). The State of Delaware has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis for statutory accounting practices. Practices under SAP vary from GAAP primarily with respect to the establishment and subsequent amortization of value of business acquired (VOBA) and intangible assets, deferral and subsequent amortization of policy acquisition costs (DAC), the valuation of policy reserves, the accounting for deferred taxes, the accrual of postretirement benefits, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances. NLACA has no statutory accounting practices that differ from NAIC SAP or the accounting practices prescribed by the state of Delaware. Certain items in the 2006 footnotes have been reclassified to conform to the 2007 presentation.
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.
The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred acquisition costs (DAC) for investment products, traditional products and universal life insurance products, the balance, recoverability and amortization of VOBA, valuation allowances for mortgage loans on real estate, liability for future policy benefits and claims,

Notes to Financial Statements — (Continued)
impairment losses on investments, other intangible assets and the federal income tax provision. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on the facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a)	Valuation of Investments, Investment Income and Related Gains and Losses
The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and marketable equity securities as available-for-sale.Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to VOBA, DAC, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustments to VOBA and DAC represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the change in the policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were different than the current effective portfolio rate.
The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, a “structured product model” is used to value certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product pricing model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. The Company also utilized broker quotes in pricing securities to validate modeled prices. As of December 31, 2007, 83.4% of the fair values of fixed maturity securities were obtained from independent pricing services, 14.1% from the above described matrices and 2.5% from other sources, compared to 82.7%, 16.2% and 1.1%, respectively, as of December 31, 2006.
Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.
For debt and equity securities not subject to Emerging Issues Task Force Issue No. 99-20,Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20), an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

Notes to Financial Statements — (Continued)
In addition to the above, for certain securitized financial assets with contractual cash flows, including asset-backed securities, EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.
For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.
The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. Changes in the valuation allowance are recorded in net realized gains and losses on investments. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.
The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.
Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts. The Company held no long-term investments at December 31, 2007 and 2006.
Policy loans are reported at unpaid principal balances.
Interest income is recognized when earned while dividends are recognized when declared. All other investment income is recorded on the accrual basis.
Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in fair values of applicable investments are included in realized investment gains and losses.

(b)	Revenues and Benefits
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for

Notes to Financial Statements — (Continued)
investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, policy administration fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts are determined based on the nature of such fees. Asset fees, cost of insurance charges and policy administration fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.
Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(c)	Deferred Policy Acquisition Costs
The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.
For investment products and universal life insurance products DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).
The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account investment performance is approximately 7 percent growth per year and varies by product. This assumption, like others, is reviewed as part of the annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate with the Standard & Poor’s (S&P) 500 Index in the aggregate. The reversion to the mean process is based on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor’s (S&P) 500 Index and as part of its pre-set parameters, the Company’s policy regarding the

Notes to Financial Statements — (Continued)
reversion to the mean process generally limits returns to 0-15% during the three-year reversion period. See 2(d) for a discussion on current year assumption changes.
Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in surrender/lapse and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.
DAC on traditional participating life insurance policies is amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are reevaluated regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. DAC on traditional non-participating life insurance policies are amortized in proportion to the expected premium revenue. The effect on the amortization of DAC of revisions in estimated experience on participating policies is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.

(d)	Value of Business Acquired and Other Intangible Assets
As a result of the acquisition by NFS in 2002 and the application of purchase accounting, the Company has established separate intangible assets representing VOBA and the value of all other identified intangible assets.
VOBA reflects the estimated fair value of the business in-force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the acquisition by NFS. The value assigned to VOBA was supported by an independent valuation study commissioned by NFS and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections, by major line of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections considered all known or expected factors at the valuation date, based on the judgment of management. The actual experience on purchased business, to some extent, has and may continue to vary from projections due to differences in renewal premiums, investment spreads, investment gains or losses, mortality and morbidity costs, or other factors.
Intangible assets include the Company’s independent agency force and state licenses. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market, and replacement or reproduction cost. Other factors considered in the valuation include the relative risk profile of each asset, the deterioration of the economic life, and the enhancement to other associated assets. The initial valuation of these intangible assets was also supported by an independent valuation study that was commissioned by NFS and executed by qualified valuation experts.
The use of discount rates was necessary to establish fair values of VOBA and other intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An

Notes to Financial Statements — (Continued)
after-tax discount rate of 11.0% was used to value the VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets.
Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (ranging from 8 to 25 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate. The VOBA asset related to investment products and universal life insurance products is adjusted annually for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, also as described in note 2(a). VOBA is adjusted each quarter to reflect differences between actual results and those expected for the period just ending. The recoverability of VOBA is evaluated annually. If the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover VOBA, the difference, if any, is charged to expense as accelerated amortization of VOBA.
For those products amortized in relation to estimated gross profits, the most significant assumptions involved in the estimation of future gross profits include future net separate account performance, surrender/ lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 7 percent. If actual net separate account performance varies from the current assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.
Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in surrender/ lapse and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.
For traditional participating life insurance products, VOBA is being amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined annually, based on actual experience and current assumptions of mortality, persistency, expenses and investment experience. In addition, the effect on the VOBA asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.
The Company estimates that the overall profitability of its variable products has improved, and it also expects the long-term net growth in separate account investment performance to moderate. As a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company reduced its long-term net separate account growth rate assumption from approximately 8% to approximately 7%. The Company unlocked assumptions, as appropriate, for all investment and variable universal life insurance products in order to remain consistent across product lines using revised assumptions which reflect the Company’s current best estimate of future events. Therefore, the Company recorded a net decrease in DAC and VOBA and a charge for the acceleration of amortization of DAC and VOBA of $0.1 million and $0.4 million, respectively, partially offset by a decrease in amortization of other related balances totaling $0.1 million pre-tax for the Individual Protection segment.

Notes to Financial Statements — (Continued)
The most significant assumption changes that resulted from the Company’s unlocking decisions were resetting the anchor date for reversion to the mean calculations to June 30, 2007, resulting in resetting the assumption for net separate account growth to approximately 7% during the three-year reversion period; resetting the long-term assumption for net separate account growth and the discount rate used to calculate the present value of estimated gross profits to approximately 7% (formerly approximately 8%).
The intangible asset relating to the independent agency force is amortized over its estimated useful life of 20 years, primarily based on the cash flows generated by the asset.

(e)	Separate Accounts
Separate account assets and liabilities represent policyholders’/contractholders’ funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the policyholders/contractholders. The activity of the separate accounts is not reflected in the statements of income except for: (i) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (ii) the activity related to guaranteed minimum death benefit (GMDB), which is a rider to existing variable annuity contacts.

(f)	Future Policy Benefits and Claims
The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).
The Company calculates its liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies, as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.
Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values, and investment rates consistent with the Company’s dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners’ Standard Ordinary (CSO) mortality tables at interest rates ranging from 2.5% to 6.0%. The adjustment to future policy benefits and claims represents the change in the policy reserves from using a discount rate that would have been required if such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were different than the current effective portfolio rate, as discussed in note 2(a).
The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using an interest rate of 4.5%. Also, as of December 31, 2007 and 2006, the calculated reserve is adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at higher/ lower interest rates, which would have resulted in the use of a higher/ lower discount rate, as discussed in note 2(a).

(g)	Participating Business
Participating business represented approximately 5.8% as of December 31, 2007 (6.2% as of December 31, 2006 and 6.3% as of December 31, 2005) of the Company’s life insurance in force, 15.0% as of December 31, 2007 (14.8% as of December 31, 2006 and 13.1% as of December 31, 2005) of the number of life insurance policies in force, and 9.2% in 2007 (10.7% in 2006 and 14.8% in 2005) of life insurance

Notes to Financial Statements — (Continued)
statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in “Future policy benefits and claims” in the accompanying balance sheets.

(h)	Federal Income Tax
NLICA and its life insurance subsidiaries, including the Company, file a consolidated federal income tax return and NLICA’s non-life insurance subsidiaries file a separate consolidated federal income tax return. The members of the consolidated tax return groups have a tax sharing arrangement that provides, in effect, allocated tax balances to the subsidiaries along with any benefits from carryforward amounts utilized by the parent of the subsidiaries. In 2008, NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries.
The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements. Any such change could significantly affect the amounts reported in the statements of income. Management has established reserves in accordance with FIN 48 based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts. The Company’s policy is to recognize interest and penalties on uncertain tax positions as income tax expense.
The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.
(i) Reinsurance Ceded
Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the balance sheets on a gross basis.
(j) Recently Issued Accounting Pronouncements
In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, SFAS 141R establishes principles and requirements for how the acquirer: 1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more

Notes to Financial Statements — (Continued)
businesses. SFAS 141R retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control. SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. The Company currently is evaluating the impact of adopting SFAS 141R.
In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160). The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. Earlier adoption is prohibited. The Company currently is evaluating the impact of adopting SFAS 160.
In June 2007, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued SOP 07-1,Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e. fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 were effective for fiscal years beginning on or after December 15, 2007. On October 17, 2007, the Financial Accounting Standards Board (FASB) proposed to defer the effective date indefinitely. The Company will monitor the FASB and AICPA deliberations and ultimate decision regarding this standard.
In April 2007, the FASB issued FASB Staff Position (FSP) FIN 39-1,An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1). FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted. FSP FIN 39-1 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.
In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statements No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes

Notes to Financial Statements — (Continued)
for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company will elect adoption of SFAS 159 for certain financial instruments effective January 1, 2008, which is not expected to have a material impact on the Company’s financial position or results of operations. The Company will assess election for new financial assets or liabilities on a prospective basis.
In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.
In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. The Company adopted SAB 108 effective December 31, 2006. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.
In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.
In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation

Notes to Financial Statements — (Continued)
at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company elected to early adopt SFAS 155 as of January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.
In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1,Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards (SFAS) No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the Financial Accounting Standards Board (FASB). SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 should be as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007. SOP 05-1 did not have a material impact on the Company’s financial position and/or results of operations.
In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 has not had a material impact on the Company’s financial position or results of operations since adoption, except as noted in 2(k).
At its June 29, 2005 meeting, the FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment. Instead, the FASB decided to issue proposed FASB Staff Position (FSP) Emerging Issues Task Force (EITF) 03-1-a,Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, as final. The final FSP supersedes EITF 03-1 and EITF Topic No. D-44,Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value (EITF Topic D-44). The final FSP, retitled FSP FAS 115-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (FSP FAS 115-1), was issued on November 3, 2005 and replaces the guidance set forth in paragraphs 10-18 of EITF 03-1 with references to existing other-than-temporary impairment guidance. FSP FAS 115-1 codifies the guidance set forth in EITF Topic D-44 and clarifies that an investor should recognize an impairment loss no later

Notes to Financial Statements — (Continued)
than when the impairment is deemed other-than-temporary, even if a decision to sell has not been made. At its September 14, 2005 meeting, the FASB decided that FSP FAS 115-1 would be applied prospectively effective for periods beginning after December 15, 2005. FSP FAS 115-1 does not address when a debt security should be designated as non-accrual or how to subsequently report income on a non-accrual debt security. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and SEC SAB No. 59, Accounting for Noncurrent Marketable Equity Securities. Because the Company’s existing policies are consistent with the guidance in FSP FAS 115-1, the adoption of FSP FAS 115-1 had no impact on the Company’s financial position or results of operations.

(k)	Change in Accounting Principle
Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies.
The Company has presented its financial statements and accompanying notes as applicable for all years presented to retroactively apply the adoption of the change in accounting principle described above.
The following tables summarize the impact of the items described above for the years ended December 31:

(in millions)	2007	2006	2005

Other operating expenses	$—	$0.1	$(0.2)
Federal income tax expense	—	—	0.1

Net (loss) income	$—	$(0.1)	$0.1

The cumulative effect of the changes described above as of January 1, 2005 was an increase of $0 million to retained earnings.

Notes to Financial Statements — (Continued)

(3)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of the dates indicated:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
(in millions)	Cost	Gains	Losses	Fair Value

December 31, 2007
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$7.6	$0.2	$—	$7.8
Agencies not backed by full faith and credit of U.S. Government	2.0	—	—	2.0
Obligations of states and political subdivisions	0.5	—	—	0.5
Corporate securities:
Public	76.2	0.4	0.6	76.0
Private	40.4	0.3	0.6	40.1
Mortgage-backed securities	84.9	0.3	1.1	84.1
Asset-backed securities	14.8	0.1	0.8	14.1

Total fixed maturity securities	226.4	1.3	3.1	224.6
Equity securities	0.6	0.3	—	0.9

Total securities available for sale	$227.0	$1.6	$3.1	$225.5

December 31, 2006
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$6.6	$—	$0.1	$6.5
Agencies not backed by full faith and credit of U.S. Government	2.0	—	—	2.0
Obligations of states and political subdivisions	0.5	—	—	0.5
Corporate securities:
Public	108.0	0.4	2.1	106.3
Private	48.2	0.3	0.9	47.6
Mortgage-backed securities	89.6	0.3	1.1	88.8
Asset-backed securities	14.8	—	0.3	14.5

Total fixed maturity securities	269.7	1.0	4.5	266.2
Equity securities	0.7	0.8	—	1.5

Total securities available for sale	$270.4	$1.8	$4.5	$267.7

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. In addition, the Company may be likely to experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.
The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2007, by maturity. Expected maturities will differ from contractual

Notes to Financial Statements — (Continued)
maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
(in millions)	Cost	Fair Value

Fixed maturity securities available-for-sale:
Due in one year or less	$24.0	$23.9
Due after one year through five years	74.9	75.1
Due after five years through ten years	17.5	17.3
Due after ten years	10.3	10.1

Subtotal	126.7	126.4
Mortgage-backed securities	84.9	84.1
Asset-backed securities	14.8	14.1

Total	$226.4	$224.6

The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31:

(in millions)	2007	2006

Net unrealized (losses) gains, before adjustments and taxes	$(1.5)	$(2.7)
Adjustment to VOBA	0.1	(0.9)
Adjustment to DAC	—	—
Adjustment to future policy benefits and claims	(0.7)	(0.8)
Deferred federal income taxes	0.7	1.5

Net unrealized losses	$(1.4)	$(2.9)

The following table presents an analysis of the change in net unrealized (losses) gains on securities available-for-sale, before taxes, for the years ended December 31:

(in millions)	2007	2006	2005

Securities available-for-sale:
Fixed maturity securities	$1.7	$(0.2)	$(7.1)
Equity securities	(0.5)	0.2	0.1

Net change	$1.2	$—	$(7.0)

Notes to Financial Statements — (Continued)
The following table summarizes by time the gross unrealized losses on available-for-sale securities in an unrealized loss position, as of the dates indicated:

	Less than or Equal to
	One Year		More than One Year

	Estimated	Gross	Estimated	Gross
	Fair	Unrealized	Fair	Unrealized
(in millions)	Value	Losses	Value	Losses

December 31, 2007
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$—	$—	$—	$—
Obligations of states and political subdivisions	—	—	0.5	—
Corporate securities:
Public	3.9	0.1	41.5	0.5
Private	5.5	0.1	21.5	0.5
Mortgage-backed securities	18.9	0.6	34.7	0.5
Asset-backed securities	—	—	9.9	0.8

Total fixed maturity securities	28.3	0.8	108.1	2.3
Equity securities	—	—	—	—

Total	$28.3	$0.8	$108.1	$2.3

% of gross unrealized loss		25.8%		74.2%

December 31, 2006
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$4.3	$—	$2.3	$0.1
Corporate securities:
Public	6.3	0.1	92.8	2.0
Private	9.9	—	26.2	0.9
Mortgage-backed securities	11.2	0.1	55.8	1.0
Asset-backed securities	—	—	11.7	0.3

Total fixed maturity securities	31.7	0.2	188.8	4.3
Equity securities	—	—	—	—

Total	$31.7	$0.2	$188.8	$4.3

% of gross unrealized loss		4.4%		95.6%

The Company has assets that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired. The Company reviews each asset in an unrealized loss position and evaluates whether or not the loss is other-than-temporary. This evaluation considers several factors, including the extent of the unrealized loss, the rating of the affected security, the Company’s ability and intent to hold the security until recovery, and economic conditions that could affect the creditworthiness of the issuer. As of December 31, 2007, assets that have been in an unrealized loss position for more than one year totaled $2.3 million, or 74% of the Company’s total unrealized losses. Of this total, $2.2 million, or 96%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

Notes to Financial Statements — (Continued)
For fixed maturity securities that are available-for-sale as of December 31, 2007, the following table summarizes the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, in an unrealized loss position for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed

	Investment Grade			Non-Investment Grade			Total

Ratio of	Less Than or			Less Than or			Less Than or
Estimated Fair	Equal to	More Than		Equal to	More Than		Equal to	More Than
Value to Amortized Cost	One Year	One Year	Total	One Year	One Year	Total	One Year	One Year	Total

99.9%-95.0%	$0.7	$1.3	$2.0	$—	$0.1	$0.1	$0.7	$1.4	$2.1
94.9%-90.0%	—	0.3	0.3	0.1	—	0.1	0.1	0.3	0.4
89.9%-85.0%	—	0.1	0.1	—	—	—	—	0.1	0.1
84.9%-80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	0.5	0.5	—	—	—	—	0.5	0.5

Total	$0.7	$2.2	$2.9	$0.1	$0.1	$0.2	$0.8	$2.3	$3.1

As noted in the table above, as of December 31, 2007, 81% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 90%. In addition, 94% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 50% have been in an unrealized loss position for less than one year.
The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements. The NAIC assigns designations to publicly traded and privately placed securities. The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 97% were in the two highest NAIC Designations as of December 31, 2007 and 2006.
The following table summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2007		2006

NAIC		Amortized	Estimated	Amortized	Estimated
Designation[1]	Rating Agency Equivalent Designation[2]	Cost	Fair Value	Cost	Fair Value

1	Aaa/Aa/A	$171.6	$169.8	$200.2	$197.2
2	Baa	47.1	47.1	60.6	60.0
3	Ba	2.8	2.7	4.0	4.0
4	B	4.9	5.0	4.9	5.0
5	Caa and lower	—	—	—	—
6	In or near default	—	—	—	—

	Total	$226.4	$224.6	$269.7	$266.2

1	NAIC Designations are assigned at least annually. Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.
2	Comparisons between NAIC and Moody’s designations are published by the NAIC. If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.
Recent conditions in the securities markets, including changes in interest rates, investment quality ratings, liquidity and credit spreads, have resulted in declines in the values of investment securities, including mortgage-backed securities (MBSs) and ABSs. When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as

Notes to Financial Statements — (Continued)
delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery. These same factors also affect the estimated fair value of these securities.
The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral. The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages. The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered Sub-prime. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $32.4 and $31.8, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $7.3 and $6.5, respectively. As of December 31, 2007, 100.0% of securities containing Alt-A and Sub-prime collateral were rated AA or better. In addition, 49.8% and 100.0% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.
Proceeds from the sale of securities available-for-sale during 2007, 2006 and 2005 were $32.6 million, $9.1 million and $19.8 million, respectively. During 2007, gross gains of $0.9 million and gross losses of $0.4 million were realized on those sales. During 2006, gross gains of $0.0 million and gross losses of $0.3 million were realized on those sales. During 2005, gross gains of $0.2 million and gross losses of $0.1 million were realized on those sales.
There was no recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 2007 (none as of December 31, 2006). During 2007, there was no average recorded investment in impaired mortgage loans on real estate (none for the twelve months ended December 31, 2006) and no interest income recognized on those loans in 2007 (none for the twelve months ended December 31, 2006 and 2005), which is equal to interest income recognized using a cash-basis method of income recognition.
Activity in the valuation allowance account for mortgage loans on real estate for the twelve months ended December 31:

(in millions)	2007	2006	2005

Allowance, beginning of period	$0.1	$0.2	$0.3
Net additions (reductions) charged (credited) to allowance	—	(0.1)	(0.1)

Allowance, end of period	$0.1	$0.1	$0.2

Notes to Financial Statements — (Continued)
The following table summarizes net investment income by investment type for the twelve months ended December 31:

(in millions)	2007	2006	2005

Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$13.1	$13.9	$14.5
Equity securities	0.1	0.1	0.1
Mortgage loans on real estate	3.2	3.7	4.4
Policy loans	0.9	0.7	0.6
Short-term investments	0.4	0.4	0.4
Other	—	—	0.1

Gross investment income	17.7	18.8	20.1
Less investment expenses	0.4	0.3	0.3

Net investment income	$17.3	$18.5	$19.8

The following table summarizes net realized gains (losses) on investments by investment type for the twelve months ended December 31:

(in millions)	2007	2006	2005

Realized gains (losses) on sale of securities available-for-sale:
Fixed maturity securities — gains	$0.1	$—	$0.2
Fixed maturity securities — losses	(0.4)	(0.3)	(0.1)
Equity securities	0.8	—	—
Other-than-temporary impairments of securities available-for-sale:
Fixed maturity securities	—	—	(0.2)
Real estate	—	—	—
Mortgage loans on real estate	—	—	(0.5)
Other	—	—	—

Net realized gains (losses) on investments	$0.5	$(0.3)	$(0.6)

Fixed maturity securities with an amortized cost of $6.0 million and $6.0 million as of December 31, 2007 and 2006, respectively, were on deposit with various regulatory agencies as required by law.
As of December 31, 2007 and 2006, the Company had loaned securities with a fair value of $1.6 million and $2.0 million, respectively. As of December 31, 2007 and 2006, the Company held collateral of $1.7 million and $2.1 million, respectively. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

Notes to Financial Statements — (Continued)

(4)	Deferred Policy Acquisition Costs
The following table represents a reconciliation of the DAC asset for the twelve months ended December 31:

(in millions)	2007	2006

Balance at beginning of period	$13.9	$13.1
Expenses deferred	7.2	3.0
Amortization of DAC	(3.5)	(2.3)

	17.6	13.8
Effect on DAC from unrealized gains/losses	—	0.1

Balance at end of period	$17.6	$13.9

(5)	Value of Business Acquired and Other Intangible Assets
The following table represents a reconciliation of VOBA for the twelve months ended December 31:

(in millions)	2007	2006

Balance at beginning of period	$44.8	$51.3
Amortization of value of business acquired	(5.9)	(4.5)

	38.9	46.8
Change in unrealized gain/loss on available-for-sale securities	1.0	(2.0)

Balance at end of period	$39.9	$44.8

The interest on the unamortized VOBA balance (interest rates range from 4.5% to 6.5%) during the twelve months ended December 31, 2007, 2006 and 2005 was $2.6 million, $2.9 million and $3.2 million, respectively.
Intangible assets as of December 31, 2007 and 2006 are summarized as follows:

	December 31,	December 31,	December 31,
	2007 and 2006	2007	2006
	Gross Carrying	Accumulated	Accumulated	Useful
(in millions)	Amount	Amortization	Amortization	Life[1]

Amortizing intangible assets:
VOBA	$69.9	$30.0	$24.2	28 years
Independent agency force	5.9	0.7	0.5	20 years

Total	75.8	30.7	24.7
Non-amortizing intangible assets:
State insurance licenses	3.7	0.0	0.0	Indefinite

Total	3.7	0.0	0.0

Grand total	$79.5	$30.7	$24.7

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors. The state insurance licenses have indefinite lives and therefore are not amortized.

Notes to Financial Statements — (Continued)
Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

		Intangible
		Assets with
(in millions)	VOBA	Finite Lives	Total

2008	$5.6	$0.4	$6.0
2009	$4.7	$0.5	$5.2
2010	$4.1	$0.5	$4.6
2011	$3.4	$0.5	$3.9
2012	$2.7	$0.5	$3.2
The Company completed its annual impairment testing and concluded there were no impairment losses on existing intangible assets in 2007, 2006 or 2005.

(6)	Federal Income Tax
The tax effects of temporary differences that give rise to significant components of the net deferred tax asset as of December 31, 2007 and 2006 were as follows:

(in millions)	2007	2006

Deferred tax assets
Fixed maturity securities	$2.5	$3.5
Future policy benefits	15.4	17.8
DAC	—	0.9
Other	1.6	0.9

Gross deferred tax assets	19.5	23.1

Deferred tax liabilities
VOBA	13.9	15.7
Intangible asset	3.1	3.2
DAC	0.8	—
Other	0.2	0.4

Gross deferred tax liabilities	18.0	19.3

Deferred tax asset	$1.5	$3.8

A valuation allowance is required to be established for any portion of the deferred tax asset that management believes will not be realized. In the opinion of management, it is more likely than not that the benefit of the deferred tax asset will be realized through the generation of future income. Therefore, no such valuation allowance has been established.
The Company’s current federal income tax liability was $2.2 million and $3.0 million as of December 31, 2007 and 2006, respectively.
Federal income tax expense for the twelve months ended December 31, 2007, 2006 and 2005 was as follows:

(in millions)	2007	2006	2005

Current	$1.5	$2.5	$0.4
Deferred	1.5	1.8	1.6

Federal income tax expense	$3.0	$4.3	$2.0

Notes to Financial Statements — (Continued)
Total federal income tax expense for the twelve months ended December 31, 2007, 2006 and 2005 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense as follows:

	2007		2006		2005

(in millions)	Amount	%	Amount	%	Amount	%

Computed (expected) tax expense	$3.9	35.0	$5.0	35.0	$3.4	35.0
Tax exempt interest and dividends received deduction	(0.9)	(8.0)	(0.7)	(5.1)	(1.4)	(14.2)

Total	$3.0	27.0	$4.3	29.9	$2.0	20.8

The federal income tax paid during the twelve months ended December 31, 2007, 2006 and 2005 was $2.3 million, $1.3 million and $1.1 million, respectively.

(7)	Fair Value of Financial Instruments
Assets and liabilities that are presented at fair value in the balance sheets are not included in the disclosures below, including investment securities, cash, separate accounts and securities lending collateral. Those financial assets and liabilities not presented at fair value are discussed below.
The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with risks involved, matrix pricing and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company’s assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.
The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.
In estimating its fair value disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net: The fair value of mortgage loans on real estate are estimated using discounted cash flow analyses based on using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans: Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to

Notes to Financial Statements — (Continued)

predict. The carrying amounts reported in the balance sheets for these instruments approximate their fair value.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair values are the amounts payable on demand net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.
Carrying amount and estimated fair value of financial instruments subject to disclosure requirements were as follows as of December 31, 2007 and 2006:

	2007		2006

	Carrying	Estimated	Carrying	Estimated
(in millions)	Amount	Fair Value	Amount	Fair Value

Assets
Investments:
Mortgage loans on real estate, net	50.0	49.8	57.5	56.7
Policy loans	16.8	16.8	14.9	14.9

Liabilities
Investment contracts	173.7	172.9	226.0	222.7

(8)	Risk Disclosures
The following is a description of the most significant risks facing the Company and how it mitigates those risks:
Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer’s investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g., increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company attempts to mitigate this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities,both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.
Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans, to provide funding for other long term investments and to purchase fixed maturity securities. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

Notes to Financial Statements — (Continued)
Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contracts. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management’s case-by-case credit evaluation of the borrower and the borrower’s loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company’s policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company’s exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. The Company had no commitments on mortgage loans on real estate extending into 2008 that were outstanding as of December 31, 2007. The Company also had no commitments to purchase fixed maturity securities outstanding and no outstanding limited partnership commitments as of December 31, 2007.
Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2007, 88.4% (88.7% as of December 31, 2006) of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases/decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB claims, which may require the Company to accelerate the amortization of VOBA and DAC.
The Company’s long-term assumption for net separate account returns is 7% annual growth, earned evenly throughout the year. However, as it does each quarter, the Company would evaluate its DAC and VOBA balances and underlying assumptions to determine the need for unlocking. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC and VOBA assumptions.
Many of the Company’s individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the policyholder contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or policyholder contract value on a specified anniversary date. A decline in the stock market causing the policyholder contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the policyholder contract value. This could result in additional GMDB claims. As of December 31, 2007, the net amount at risk, defined as the excess of the death benefit over the account value, was $7.7 million before reinsurance and $2.0 million net of reinsurance. As of December 31, 2006, the net amount at risk, defined as the excess of the death benefit over the account value, was $11.3 million before reinsurance and $3.0 million net of reinsurance. As of December 31, 2007, the Company’s reserve for GMDB claims, net of reinsurance, was $0.2 million. As of December 31, 2006, the reserve for GMDB claims was $0.2 million.
Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2007, the Company had a diversified portfolio with no more than 31.1% (29.6% in 2006) in any geographic area and no more than 16.1% (14.0% in 2006) with any one borrower. As of December 31, 2007, 42.2% (39.5% in 2006) of the carrying value of the Company’s commercial mortgage loan portfolio financed apartment properties.
Significant Business Concentrations: As of December 31, 2007 and 2006, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic region in the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic region in the U.S. in which business is conducted

Notes to Financial Statements — (Continued)
that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.
Reinsurance: In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $0.3 million on any single life for business prior to 2005 and $0.6 million for new business in 2005 and thereafter.
Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.
The tables below highlight the amounts shown in the accompanying financial statements and other information that are net of reinsurance activity (in millions):

		Ceded	Assumed
	Gross	to Other	from Other	Net
	Amount	Companies	Companies	Amount

For the Year Ended
December 31, 2007:
Life insurance in force	$5,076.4	$4,226.5	$1.8	$851.7

Life insurance premiums	$7.9	$4.5	$—	$3.4

For the Year Ended
December 31, 2006:
Life insurance in force	$5,119.5	$4,265.8	$2.2	$855.9

Life insurance premiums	$10.5	$5.0	$—	$5.5

For the Year Ended
December 31, 2005:
Life insurance in force	$5,344.8	$4,460.5	$89.3	$973.6

Life insurance premiums	$9.8	$6.1	$0.2	$3.9

Collateral- Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company’s policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term. Securities on loan as of December 31, 2007 and 2006 were $1.6 million and $2.0 million, respectively.

(9)	Shareholder’s Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
Regulatory Risk-Based Capital
The State of Delaware, where the Company is domiciled, imposes minimum risk-based capital (RBC) requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies

Notes to Financial Statements — (Continued)
below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum RBC requirements for the periods presented herein.
Dividend Restrictions
Insurance laws in each state of domicile limit the payment of dividends in excess of specified amounts without prior regulatory approval. Under Delaware insurance laws, unless the Insurance Department either approves or does not disapprove payment within 30 days after being notified, NLACA may not pay any cash dividends or other non-stock distributions to NLICA during any 12-month period if the total payments exceed the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future. The Company paid $0 million, $0.1 million and $2.0 million of dividends to NLICA during 2007, 2006 and 2005, respectively. As of December 31, 2007, the maximum dividend, which could be declared or paid by the Company in 2008 was $9.4 million without written approval from the Delaware Commissioner of Insurance. The statutory capital and surplus of the Company as of December 31, 2007 and 2006 was $83.3 million and $74.1 million, respectively. The statutory net income of the Company for the twelve months ended December 31, 2007, 2006 and 2005 was $9.4 million, $10.2 million and $10.0 million, respectively.
Comprehensive Income (Loss)
The Company’s comprehensive income (loss) includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss). The following table summarizes the Company’s other comprehensive income (loss), before and after federal income tax benefit, for the years ended December 31, 2007, 2006 and 2005:

(in millions)	2007	2006	2005

Unrealized gains (losses) on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustment	$1.7	$(0.3)	$(6.9)
Adjustment to VOBA	1.0	(2.0)	2.3
Adjustment to DAC	—	0.1	(0.1)
Adjustment to future policy benefits and claims	0.1	0.4	0.5
Related federal income tax (expense) benefit	(1.0)	0.6	1.5

Net unrealized gains (losses)	1.8	(1.2)	(2.7)

Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
Net unrealized losses (gains) before adjustment	(0.5)	0.3	(0.1)
Related federal income tax expense (benefit)	0.2	(0.1)	—

Net reclassification adjustment	(0.3)	0.2	(0.1)

Other comprehensive income (loss) on securities available-for-sale	$1.5	$(1.0)	$(2.8)

(10)     Related Party Transactions
Pursuant to a cost sharing agreement among Nationwide Mutual Insurance Company (NMIC) and certain of its direct and indirect subsidiaries, including the Company, NMIC, NLICA and NFS, a subsidiary of NMIC, provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses

Notes to Financial Statements — (Continued)
covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the twelve months ended December 31, 2007, 2006 and 2005, the Company incurred expenses related to these cost sharing agreements with NLICA, NMIC, NFS and Nationwide Services Company LLC totaling $6.3 million, $4.9 million and $8.9 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.
The contractual obligations under the Company’s SPDA contracts in force and issued before September 1, 1988 are guaranteed by NLICA. Total SPDA contracts affected by this guarantee in force at December 31, 2007 and 2006 approximated $30.1 million and $34.3 million, respectively.

(11)	Contingencies
Legal Matters
The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s statement of income in a particular period.
In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.
The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company and/or its affiliates have been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company and/or its affiliates have cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

Notes to Financial Statements — (Continued)
In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representative. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans and the use of side agreements and finite reinsurance agreements. The Company and/or its affiliates are cooperating with these inquiries and will also cooperate with Nationwide Mutual Insurance Company, the Company’s ultimate parent, in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.
These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.
Tax Matters
The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.
The separate account DRD is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.
In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.
(12)     Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.
The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income before income taxes and the cumulative effect of adoption of accounting

Notes to Financial Statements — (Continued)
principles to exclude: (1) net realized gains/losses on investments and (2) the adjustment to amortization of DAC and VOBA related to net realized gains/losses.
The Individual Investments segment consists of deferred fixed annuity, deferred variable annuity and income products no longer marketed by the Company. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.
The Individual Protection segment consists of investment life insurance products, including individual variable and universal life insurance products in addition to traditional insurance products. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.
The Corporate and Other segment includes net investment income and certain expenses not allocated to the other product segments and net realized gains and losses on investments.
The following tables summarize the financial results of the Company’s business segments for the twelve months ended December 31, 2007, 2006 and 2005.

	Individual	Insurance
(in millions)	Investments	Protection	Corporate	Total

Year ended December 31, 2007
Policy charges	$4.9	$20.0	$—	$24.9
Traditional life and immediate annuity premiums	—	3.4	—	3.4
Net investment income	10.6	3.9	2.8	17.3
Net realized gains on investments	—	—	0.5	0.5

Total revenues	15.5	27.3	3.3	46.1

Interest credited to policyholder account values	7.3	2.3	—	9.6
Life insurance and annuity benefits	(0.9)	10.6	—	9.7
Policyholder dividends on participating policies	—	1.1	—	1.1
Amortization of deferred policy acquisition costs	—	3.5	—	3.5
Amortization of value of business acquired	2.3	3.6	—	5.9
Other operating expenses	1.4	3.7	(0.1)	5.0

Total benefits and expenses	10.1	24.8	(0.1)	34.8

Income before Federal income tax expense	5.4	2.5	3.4	$11.3

Adjustments to amortization of DAC/VOBA on capital gains/(losses)	—	—	—
Net realized gains on investments	—	—	(0.5)

Pre-Tax operating earnings	$5.4	$2.5	$2.9

Assets as of December 31, 2007	$435.4	$421.7	$57.8	$914.9

Notes to Financial Statements — (Continued)

	Individual	Insurance
(in millions)	Investments	Protection	Corporate	Total

Year ended December 31, 2006
Policy charges	$5.8	$18.5	$—	$24.3
Traditional life and immediate annuity premiums	(0.1)	5.6	—	5.5
Net investment income	14.0	1.3	3.2	18.5
Net realized losses on investments	—	—	(0.3)	(0.3)

Total revenues	19.7	25.4	2.9	48.0

Interest credited to policyholder account values	8.8	2.0	—	10.8
Life insurance and annuity benefits	(0.5)	11.1	—	10.6
Policyholder dividends on participating policies	—	1.0	—	1.0
Amortization of deferred policy acquisition costs	—	2.3	—	2.3
Amortization of value of business acquired	3.2	1.3	—	4.5
Other operating expenses	1.5	4.0	(1.0)	4.5

Total benefits and expenses	13.0	21.7	(1.0)	33.7

Income before Federal income tax expense	6.7	3.7	3.9	$14.3

Adjustments to amortization of DAC/ VOBA on capital gains/ (losses)	(0.1)	—	—
Net realized losses on investments	—	—	0.3

Pre-Tax operating earnings	$6.8	$3.7	$4.2

Assets as of December 31, 2006	$534.6	$396.7	$55.0	$986.3

Notes to Financial Statements — (Continued)

	Individual	Insurance
(in millions)	Investments	Protection	Corporate	Total

Year ended December 31, 2005
Policy charges	$6.9	$18.7	$—	$25.6
Traditional life and immediate annuity premiums	(0.1)	4.0	—	3.9
Net investment income	14.9	3.8	1.1	19.8
Net realized losses on investments	—	—	(0.6)	(0.6)

Total revenues	21.7	26.5	0.5	48.7

Interest credited to policyholder account values	9.9	1.8	—	11.7
Life insurance and annuity benefits	0.1	9.6	—	9.7
Policyholder dividends on participating policies	—	0.9	—	0.9
Amortization of deferred policy acquisition costs	—	3.2	—	3.2
Amortization of value of business acquired	3.3	1.1	—	4.4
Other operating expenses	2.0	5.5	1.7	9.2

Total benefits and expenses	15.3	22.1	1.7	39.1

Income before Federal income tax expense	6.4	4.4	(1.2)	$9.6

Adjustments to amortization of DAC/ VOBA on capital gains/(losses)	0.2	—	—
Net realized losses on investments	—	—	0.6

Pre-Tax operating earnings	$6.2	$4.4	$(0.6)

Assets as of December 31, 2005	$664.3	$334.2	$38.8	$1,037.3

The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.
(13)     Variable Annuity Contracts
The Company maintains traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also maintains non-traditional variable annuity contracts in which the Company provides a guarantee to benefit the related contract holders or GMDB. The GMDB provides a specified minimum return upon death. The Company offers four primary GMDB types:

•	Return of premium — provides the greater of account value or total deposits made to the contract less any partial withdrawals.

•	Reset — provides the greater of a return of premium death benefit or the anniversary (generally the sixth or eighth year) account value adjusted for withdrawals.

•	Ratchet — provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary — evaluated monthly; annual — evaluated annually; and five-year — evaluated every fifth year.

•	Rollup — provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 74 or 200% of adjusted premiums.

Notes to Financial Statements — (Continued)
The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of the dates indicated:

	December 31, 2007			December 31, 2006

	Account	Net Amount	Wtd. Avg.	Account	Net Amount	Wtd. Avg.
(in millions)	Value	at Risk[1]	Attained Age	Value	at Risk[1]	Attained Age

GMDB:
Return of premium	$3.6	$0.0	63	$3.8	$0.0	62
Reset	109.1	1.0	61	126.3	1.7	61
Ratchet	26.2	1.0	57	34.8	1.3	57
Roll-up	0.7	0.0	57	0.7	0.0	56

Total — GMDB	$139.6	$2.0	60	$165.6	$3.0	60

1	Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero.
Following is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the year ended December 31, 2007 and 2006.

	December 31,	December 31,
(in millions)	2007	2006

GMDB
Beginning balance	$0.2	$0.2
Expense provision	0.2	0.2
Net claims paid	(0.2)	(0.2)

Ending Balance	$0.2	$0.2

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of the dates indicated:

	December 31,	December 31,
(in millions)	2007	2006

Mutual funds:
Bond	$24.8	$29.1
Domestic equity	207.1	243.3
International equity	19.7	23.4

Total mutual funds	251.6	295.8
Money market funds	12.2	12.6

Total	$263.8	$308.4

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates its estimates and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.
The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2007 and December 31, 2006 (except where noted otherwise):

•	Data used was based on a combination of historical numbers and future projections involving 25 stochastically generated economic scenarios

Notes to Financial Statements — (Continued)

•	Mean gross equity performance — 8.1%

•	Equity volatility — 18.7%

•	Mortality — 100% of Annuity 2000 table

•	Asset fees — equivalent to mutual fund and product loads

•	Discount rate — 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration	1	2	3	4	5	6	7	8	9+

Minimum	5.50%	8.00%	12.50%	13.50%	14.50%	18.50%	25.00%	22.00%	21.50%
Maximum	12.50%	17.50%	23.50%	21.00%	25.50%	25.00%	30.00%	35.00%	38.00%

Nationwide Life and Annuity Company of America
Schedule I Summary of Investments — Other than Investments in Related Parties
December 31, 2007

Column A	Column B	Column C	Column D

			Amount at
			Which Shown
		Market	in the
Type of Investment	Cost	Value	Balance Sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Government and government agencies and authorities	$7.6	$7.8	$7.8
Agencies not backed by the full faith and credit of the U.S. Government	2.0	2.0	2.0
States, municipalities and political subdivisions	0.5	0.5	0.5
Foreign governments	—	—	—
Public utilities	14.6	14.6	14.6
All other corporate	201.7	199.7	199.7

Total fixed maturity securities available-for-sale	226.4	224.6	224.6

Equity securities available-for-sale:
Common stocks:
Public Utilities	—	—	—
Banks, trust and insurance companies	—	—	—
Industrial, miscellaneous and all other	0.6	0.9	0.9
Nonredeemable preferred stocks	—	—	—

Total equity securities available-for-sale	0.6	0.9	0.9

Mortgage loans on real estate, net	50.1		50.0[1]
Real estate, net:
Investment properties	—		—
Acquired in satisfaction of debt	—		—
Properties occupied by entity	—		—

Total real estate, net	—		—

Policy loans	16.8		16.8
Other long-term investments	—		—
Short-term investments, including amounts managed by a related party	28.2		28.2

Total investments	$322.1		$320.5

1	Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate (see note 3 to the financial statements).
See accompanying report of independent registered public accounting firm.

Nationwide Life and Annuity Company of America
Schedule IV — Reinsurance
December 31, 2007

					Percentage
		Ceded	Assumed		of Amount
	Gross	to Other	from Other	Net	Assumed
(in 000’s)	Amount	Company’s	Company’s	Amount	to Net

2007
Life insurance in force	5,076,412	4,226,478	1,736	851,670	0.2%

Premiums:
Life insurance	$7,854	$4,527	$34	$3,361	1.0%

2006
Life insurance in force	5,119,562	4,265,819	2,158	855,901	0.3%

Premiums:
Life insurance	$10,487	$5,004	$20	$5,503	0.4%

2005
Life insurance in force	5,344,767	4,460,488	89,319	973,598	9.2%

Premiums:
Life insurance	$9,833	$6,145	$165	$3,853	4.3%

See accompanying report of independent registered public accounting firm.

Nationwide Life and Annuity Company of America
Schedule V — Valuation and Qualifying Accounts
Years Ended December 31, 2007, 2006 and 2005

Column A	Column B	Column C		Column D	Column E

		Charged
	Balance at	(Credited) to	Charged to		Balance at
	Beginning	Costs and	Other		End of
Description	of Period	Expenses	Accounts	Deductions*	Period

2007
Valuation allowances — mortgage loans on real estate	$134,365	($25,029)	—	—	$109,336
2006
Valuation allowances — mortgage loans on real estate	$190,716	($56,351)	—	—	$134,365
2005
Valuation allowances — mortgage loans on real estate	$284,122	($1,520)	—	$91,886	$190,716

*	Amounts represent recoveries.
See accompanying report of independent registered public accounting firm.

PART C
OTHER INFORMATION

Item 26.  Exhibits

a.	Board of Directors Resolutions
1.
Resolution of the Board of Directors of Providentmutual Life and Annuity Company of America authorizing establishment of the Providentmutual Variable Life Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.

2.
Resolution of the Board of Directors of Providentmutual Life and Annuity Company of America authorizing additional Subaccounts of the Providentmutual Variable Life Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.

3.
Resolution of the Board of Directors of Providentmutual Life and Annuity Company of America authorizing additional Subaccounts of the Providentmutual Variable Life Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 2, filed on April 24, 2000, File No. 333-67775.

4.
Resolution of the Board of Directors of Providentmutual Life and Annuity Company of America authorizing Additional Subaccounts of the Providentmutual Variable Life Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on April 19, 2002, File No. 333-67775.

5.
Resolution of the Board of Directors of Nationwide Life and Annuity Company of America Approving Creation of Additional Subaccounts of Nationwide Provident VLI Separate Account A. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Life and Annuity Company of America filed on December 16, 2002, File No. 333-98631.

b.	Custodian Agreements. Not applicable.

c.	Underwriting Contracts
1.
Underwriting Agreement among Nationwide Life Insurance Company of America, Nationwide Life and Annuity Company of America, Nationwide Securities, LLC, and Nationwide Provident Variable Separate Accounts attached hereto.

2.
Personal Producing General Agent's Agreement and Supplement. Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.

3.
Personal Producing Agent's Agreement and Supplement. Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.

4.
Producing General Agent's Agreement and Supplement. Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.

5.
Form of Selling Agreement between PML Securities, Inc. and Broker/Dealers. Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.

d.	Contracts
1.
Flexible Premium Adjustable Survivorship Variable Life Insurance Policy (Form VL203). Incorporated herein by reference to the initial filing of this Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on July 9, 1999, File No. 333-82611.

2.
Guaranteed Minimum Death Benefit Ride (PLC320). Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.

3.
Children's Term Rider (PLC306). Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on March 4, 1999, File No. 333-67775.

4.
Extension of Final Policy Date Rider (PLC822). Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.

5.
Change of Insured Rider (PLC905). Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.

6.
Disability Waiver Benefit Rider (R2901). Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on March 4, 1999, File No. 333-67775.

7.
Policy Split Rider (R2615). Incorporated herein by reference to the initial filing of this Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on July 9, 1999, File No. 333-82611.

8.
Additional Insurance Benefit Rider (R2310). Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on April 19, 2001, File No. 333-82611.

e.	Applications
1.	Form of Application. Incorporated herein by reference to Post-Effective Amendment No. 2, filed on April 24, 2000, File No. 333-67775.
2.
Supplemental Application for Flexible Premium. Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-42133.

3.
Initial Allocation Selection. Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-42133.

f.	Depositor's Certificate of Incorporation and By-Laws
1.
Charter of Providentmutual Life and Annuity Company of America. Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-65512.

2.
By-Laws of Providentmutual Life and Annuity Company of America. Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-65512.

3.
Charter of Nationwide Life Insurance Company of America. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Life and Annuity Company of America filed on December 16, 2002, File No. 333-98631.

g.	Reinsurance Contracts
1.
Amendment Number 3 to the Reinsurance Agreement No. 2728 between Providentmutual Life and Annuity Company of America and ERC Life Reinsurance Corporation. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Life and Annuity Company of America filed on December 16, 2002, File No. 333-98631.

2.
Amendment Number 4 to the Reinsurance Agreement No. 2728 between Providentmutual Life and Annuity Company of America and ERC Life Reinsurance Corporation. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Life and Annuity Company of America filed on December 16, 2002, File No. 333-98631.

3.
Automatic Reinsurance Agreement No. 2728 between Providentmutual Life and Annuity Company of America and Phoenix Home Life Mutual Insurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Life and Annuity Company of America filed on December 16, 2002, File No. 333-98631.

4.
YRT Agreement No. 5920-5 between Providentmutual Life and Annuity Company of America and Transamerica Occidental Life Insurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Life and Annuity Company of America filed on December 16, 2002, File No. 333-98631.

5.
YRT Agreement No. 5920-6 between Providentmutual Life and Annuity Company of America and Transamerica Occidental Life Insurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Life and Annuity Company of America filed on December 16, 2002, File No. 333-98631.

6.
Single Life Permanent Pool (ERC). Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Insurance Company of America filed on December 16, 2002, File No. 333-98629.

7.
Single Life Permanent Pool (RGA). Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Insurance Company of America filed on December 16, 2002, File No. 333-98629.

8.
Automatic and Facultative YRT Reinsurance Agreement between Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and RGA Reinsurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Insurance Company of America filed on December 16, 2002, File No. 333-98629.

9.
Addendum to the Automatic and Facultative Reinsurance Agreement between Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and RGA Reinsurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Insurance Company of America filed on December 16, 2002, File No. 333-98629.

h.	Form of Participation Agreement – Filed with Post-Effective Amendment No. 8 on April 28, 2006 (File No. 333-84475) and hereby incorporated by reference.

i.	Administrative Contracts. Not applicable.

j.	Other Material Contracts. Not applicable.

k.
Legal Opinion. Opinion James Bernstein, Esquire.  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for Nationwide Insurance Company of America filed on December 16, 2002, File No. 333-98629.

l.	Actuarial Opinion. Not applicable.

m.	Calculations. Not applicable.

n.	Other Opinions.
1.	Consent of Independent Registered Public Accounting Firm - Attached hereto.

o.	Omitted Financial Statements. Not applicable.

p.	Initial Capital Agreements. Not applicable.

q.
Redeemability Exemption.  Description of Nationwide Life Insurance Company of America's Issuance, Transfer and Redemption Procedures for Policies.  Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on April 19, 2001, File No. 333-84475.

(99) Power of Attorney – Attached hereto.

Item 27.  Directors and Officers of the Depositor

Chairperson of the Board, Chief Executive Officer, and Director	W. G. Jurgensen
Vice Chairperson of the Board and Director	Mark R. Thresher
President and Director	Peter A. Golato
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President – Finance	Lawrence A. Hilsheimer
Executive Vice President	Terri L. Hill
Senior Vice President and Assistant Treasurer and Director	Timothy G. Frommeyer
Senior Vice President – Assistant to the CEO and Assistant Secretary	Thomas E. Barnes
Senior Vice President and Assistant Treasurer	Harry H. Hallowell
Senior Vice President – Chief Investment Officer	Gail G. Snyder
Senior Vice President – Head of Taxation	Pamela A. Biesecker
Senior Vice President and Treasurer	James D. Benson
Senior Vice President	Carol Baldwin Moody
Director	Michael A. Hamilton
Director	John L. Carter
Associate Vice President and Secretary	Kathy R. Richards
Chairperson of the Board, Chief Executive Officer, and Director	W. G. Jurgensen
Vice Chairperson of the Board and Director	Mark R. Thresher
President and Director	Peter A. Golato
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President – Finance	Lawrence A. Hilsheimer
Executive Vice President	Terri L. Hill
Senior Vice President and Assistant Treasurer and Director	Timothy G. Frommeyer
Senior Vice President – Assistant to the CEO and Assistant Secretary	Thomas E. Barnes
Senior Vice President and Assistant Treasurer	Harry H. Hallowell
Senior Vice President – Chief Investment Officer	Gail G. Snyder
Senior Vice President – Head of Taxation	Pamela A. Biesecker
Senior Vice President and Treasurer	James D. Benson
Senior Vice President	Carol Baldwin Moody
Director	Michael A. Hamilton
Director	John L. Carter
Associate Vice President and Secretary	Kathy R. Richards

Principal business address is One Nationwide Plaza, Columbus, OH 43215.

Item 28.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a. Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Audenstar Limited	England		The company is an investment holding company.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.
Champions of the Community, Inc.	Ohio		The company raises money for gifts and grants to charitable organizations
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverage in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	California		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places the pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Intervent USA, Inc.	Georgia		Lifestyle Management and Chronic Disease Risk Reduction Programs Consultants.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
National Casualty Company of America, Ltd.	England		This company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio		Provides investment advisory services as a registered investment advisor to affiliated and unaffiliated clients
Nationwide Asset Management Holdings Limited	England and Wales		The Company is an investment holding company
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc. (f.k.a. Nationwide Health and Productivity Company)	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Advisors	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.
Nationwide Fund Distributors LLC (f.k.a. Gartmore Distribution Services, Inc.)	Delaware		The company is a distributor and administrator for Nationwide mutual funds.
Nationwide Fund Management LLC (f.k.a Gartmore Investors Services, Inc.)	Delaware		The corporation provides transfer and dividend disbursing services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The corporation is an independent agency personal lines underwriter of property/casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life and Annuity Company of America**	Delaware		The company provides variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC (f.k.a. Nationwide Strategic Investment Fund, LLC)	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long-term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Mutual Funds	Delaware		The corporation operates as a business trust for the purposes of issuing investment shares to the public and to segregated asset accounts of life insurance companies.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company* (f.k.a. Provident Mutual Holding Company)	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide S.A. Capital Trust (f.k.a. Gartmore S.A. Capital Trust)	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Sales Solutions, Inc. (f.k.a. Allied Group Insurance Marketing Company)	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Securities, LLC*	Delaware		The company is registered as a broker-dealer and investment advisor.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services’ functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The corporation provides services to Nationwide Global Holdings, Inc. in Poland.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Olentangy Reinsurance Company	Vermont		The company is a reinsurance company.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore Riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The Company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Indemnity Company	Texas		The company is a multi-line licensed insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 29.  Indemnification

The By-Laws of Nationwide Life and Annuity Company of America provide as follows:

ARTICLE IX

INDEMNIFICATION OF DIRECTORS, OFFICERS AND OTHER PERSONS

Section 9.01.  Indemnification.  The Corporation shall indemnify any present, former or future Director, officer, employee or agent of the Corporation or any person who may serve or have served at its request as a Director, officer, employee, member, fiduciary, trustee, or agent of another corporation, partnership, joint venture, trust or other enterprise or association, to the extent provided in the Corporation's Articles of Incorporation.

Section 9.02.  Non-exclusivity and Supplementary Coverage.  The indemnification and advancement of expenses provided for in this Article IX and the Corporation's Articles of Incorporation shall not be deemed exclusive of any other rights to which those persons seeking indemnification and advancement of expenses may be entitled under any By-Law, agreement, vote of the shareholders or disinterested Directors or otherwise, both as to action in their official capacities and as to action in another capacity while holding that office, and shall continue as to a person who has ceased to be a Director, officer or employee and shall inure to the benefit of the heirs, executors, administrators and personal representatives of such a person; provided, however that indemnification pursuant to this Article IX and the Articles of Incorporation shall not be made in any case where the act or failure to act giving rise to the claim for indemnification is determined by a court to have constituted willful misconduct or recklessness.  The Corporation may create a fund of any nature, which may, but need not be, under the control of a trustee, or otherwise secure or ensure in any manner its indemnification obligations.

Section 9.03.  Payment of Indemnification.  An indemnified Director, officer or employee shall be entitled to indemnification within thirty days after a determination that such Director, officer or employee is so entitled under any bylaw, agreement, vote of shareholders or disinterested directors or otherwise as permitted under Section 1746 of the Pennsylvania Business Corporation Law of 1988, as amended, or any successor provision.

Section 9.04.  Payment of Expenses.  Expenses incurred by a Director, officer or employee in defending any such action, suit or proceeding shall be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such person to repay such amount if it shall ultimately be determined that said Director, officer or employee is not entitled to be indemnified by the Corporation.  Advancement of expenses shall be authorized by the Board of Directors.

Section 9.05.  Proceedings Initiated by a Director, Officer and Other Persons.  Notwithstanding the provisions of Sections 9.01 and 9.02, the Corporation shall not indemnify a Director, officer or employee for any liability incurred in an action, suit or proceeding initiated (which shall not be deemed to include counterclaims or affirmative defenses) or participated in as an intervenor or amicus curiae by the person seeking indemnification unless such initiation of or participation in the action, suit or proceeding is authorized, either before or after its commencement, by the affirmative vote of a majority of Directors in office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriter

(a) Nationwide Securities, LLC (“NSLLC”) is the principal underwriter and general distributor for the following separate investment accounts:
Nationwide Provident VA Separate Account 1	Nationwide Provident VLI Separate Account 1
Nationwide Provident VA Separate Account A	Nationwide Provident VLI Separate Account A

(b)         Directors and Officers of NSLLC:
President	Michael A. Hamilton
Senior Vice President and Assistant Secretary	Thomas E. Barnes
Vice President and Assistant Treasurer	Carol L. Dove
Vice President	Jerry L. Greene
Vice President	Thomas F. Houle
Vice president and Chief Operations Officer	Keith J. Kelly
Vice President	Florence Lathen-Harris*
Associate Vice President and Assistant Secretary	Michael A. Bazany, Jr.*
Associate Vice President-	Elaine F. Duffus**
Associate Vice President and Treasurer	Meredith E. Gompertz
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President	Patrick K. Shanahan
Associate Vice President and Assistant Treasurer	Terry C. Smetzer
Associate Vice President and Assistant Secretary	Robert L. Tuch

Principal business address is One Nationwide Plaza, Columbus, OH 43215 unless otherwise noted.
*Principal business address is 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.
**Principal business address is 300 Continental Drive, Newark, DE 19713.

(c) Compensation From the Registrant.  The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
NSLLC	N/A	None	N/A	N/A

Item 31.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by Nationwide Life and Annuity Company of America at 300 Continental Drive, Newark, DE 19713 or at 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.

Item 32.  Management Services

All management contracts are discussed in Part A or Part B.

Item 33.  Fee Representation

Nationwide Life and Annuity Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide Life and Annuity Company of America.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Nationwide Provident VLI Separate Account A and Nationwide Life and Annuity Company of America certify that they meet all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and have duly caused this registration statement to be signed on their behalf by the undersigned, duly authorized, in the City of Columbus and the State of Ohio, on the 18th day of July, 2008.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A
(Registrant)

NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
(Depositor)

By: /s/ STEPHEN M. JACKSON
Stephen M. Jackson

Pursuant to the requirements of the Securities Act, the registration statement has been signed below by the following persons in the capacities indicated on this 18th day of July, 2008.

W. G. JURGENSEN
W. G. Jurgensen Chairperson of the Board, Chief Executive Officer, and Director
MARK R. THRESHER
Mark R. Thresher Vice Chairperson of the Board and Director
PETER A. GOLATO
Peter A. Golato President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer Senior Vice President and Assistant Treasurer and Director
JOHN L. CARTER
John L. Carter Director
MICHAEL A. HAMILTON
Michael A. Hamilton Director
LARRY HILSHEIMER
Larry Hilsheimer Director
By: /s/ STEPHEN M. JACKSON
Stephen M. Jackson
Attorney-in-Fact